UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-58431

Name of Registrant:	Vanguard Valley Forge Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  December 31

Date of reporting period: January 1, 2019—June 30, 2019

Item 1: Reports to Shareholders

Semiannual Report | June 30, 2019 Vanguard Balanced Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	22

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended June 30, 2019
Balanced Index Fund	Beginning Account Value 12/31/2018	Ending Account Value 6/30/2019	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,136.21	$0.95
Admiral™ Shares	1,000.00	1,136.58	0.37
Institutional Shares	1,000.00	1,136.60	0.32
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.90	$0.90
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.50	0.30

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.18% for Investor Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

Balanced Index Fund

Sector Diversification

As of June 30, 2019

Equity Exposure
Basic Materials	2.3%
Consumer Goods	7.8
Consumer Services	13.8
Financials	19.4
Health Care	12.9
Industrials	13.6
Oil & Gas	4.7
Other	0.0
Technology	20.4
Telecommunications	1.9
Utilities	3.2

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Fixed Income Exposure
Asset-Backed	2.9%
Finance	8.3
Foreign	4.2
Government Mortgage-Backed	21.3
Industrial	16.2
Treasury/Agency	44.5
Utilities	1.9
Other	0.7

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

3

Balanced Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
§ Basic Materials †			584,141	1.4%

Consumer Goods
	Procter & Gamble Co.	2,148,569	235,591	0.6%
	Coca-Cola Co.	3,294,309	167,746	0.4%
	PepsiCo Inc.	1,200,629	157,438	0.4%
	Philip Morris International Inc.	1,335,057	104,842	0.2%
§	Consumer Goods—Other †		1,300,007	3.1%
			1,965,624	4.7%
Consumer Services
*	Amazon.com Inc.	359,455	680,675	1.6%
	Walt Disney Co.	1,545,703	215,842	0.5%
	Home Depot Inc.	944,801	196,490	0.5%
	Comcast Corp. Class A	3,891,154	164,518	0.4%
*	Netflix Inc.	376,586	138,328	0.3%
	McDonald’s Corp.	655,138	136,046	0.3%
	Walmart Inc.	1,229,191	135,813	0.3%
	Costco Wholesale Corp.	378,497	100,022	0.3%
§	Consumer Services—Other †		1,702,195	4.1%
			3,469,929	8.3%
Financials
*	Berkshire Hathaway Inc. Class B	1,547,535	329,888	0.8%
	JPMorgan Chase & Co.	2,637,724	294,898	0.7%
	Visa Inc. Class A	1,490,285	258,639	0.6%
	Bank of America Corp.	7,342,249	212,925	0.5%
	Mastercard Inc. Class A	779,738	206,264	0.5%
	Wells Fargo & Co.	3,464,981	163,963	0.4%
	Citigroup Inc.	1,987,766	139,203	0.3%
§	Financials—Other †		3,264,401	7.8%
			4,870,181	11.6%

4

Balanced Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Health Care
	Johnson & Johnson	2,277,776	317,249	0.8%
	Pfizer Inc.	4,774,649	206,838	0.5%
	UnitedHealth Group Inc.	816,168	199,153	0.5%
	Merck & Co. Inc.	2,209,808	185,292	0.4%
	Abbott Laboratories	1,516,483	127,536	0.3%
	Medtronic plc	1,149,880	111,987	0.3%
	Thermo Fisher Scientific Inc.	344,486	101,169	0.2%
	Amgen Inc.	526,192	96,967	0.2%
§	Health Care—Other †		1,899,738	4.5%
			3,245,929	7.7%
Industrials
	Boeing Co.	459,139	167,131	0.4%
*	PayPal Holdings Inc.	960,884	109,983	0.3%
	Honeywell International Inc.	622,531	108,688	0.3%
	Union Pacific Corp.	608,029	102,824	0.2%
	Accenture plc Class A	546,938	101,058	0.2%
§	Industrials—Other †		2,826,745	6.7%
			3,416,429	8.1%
Oil & Gas
	Exxon Mobil Corp.	3,634,667	278,525	0.7%
	Chevron Corp.	1,637,271	203,742	0.5%
§	Oil & Gas—Other †		711,111	1.7%
			1,193,378	2.9%
Technology
	Microsoft Corp.	6,579,157	881,344	2.1%
	Apple Inc.	3,555,729	703,750	1.7%
*	Facebook Inc. Class A	2,064,096	398,371	0.9%
*	Alphabet Inc. Class A	257,703	279,041	0.7%
*	Alphabet Inc. Class C	253,761	274,293	0.7%
	Cisco Systems Inc.	3,679,999	201,406	0.5%
	Intel Corp.	3,844,306	184,027	0.4%
*	Adobe Inc.	420,534	123,910	0.3%
	Oracle Corp.	1,906,506	108,614	0.3%
	International Business Machines Corp.	760,574	104,883	0.2%
§	Technology—Other †		1,864,342	4.4%
			5,123,981	12.2%

Telecommunications
	AT&T Inc.	6,268,020	210,041	0.5%
	Verizon Communications Inc.	3,551,572	202,901	0.5%
§	Telecommunications—Other †		55,786	0.1%
			468,728	1.1%

Utilities †			808,449	1.9%
Total Common Stocks (Cost $11,049,016)			25,146,769	59.9%[1]

5

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Note/Bond	1.750%	6/15/22	117,476	117,604	0.3%
	United States Treasury Note/Bond	2.500%	1/15/22	114,531	116,660	0.3%
	United States Treasury Note/Bond	2.750%	8/15/21	108,665	110,889	0.3%
	United States Treasury Note/Bond	2.500%	2/15/22	105,578	107,624	0.2%
	United States Treasury Note/Bond	1.125%–8.500%	2/15/20–5/15/49	6,504,302	6,756,735	16.1%
					7,209,512	17.2%

Agency Bonds and Notes
2	Federal Home Loan Mortgage Corp.	1.125%–6.750%	9/29/20–7/15/32	34,937	36,427	0.1%
2	Federal National Mortgage Assn.	1.250%–7.250%	7/30/20–7/15/37	73,643	78,994	0.2%
	Agency Bonds and Notes—Other †				84,230	0.2%
					199,651	0.5%

Conventional Mortgage-Backed Securities
2,3,4	Fannie Mae Pool	2.000%–10.000%	7/1/19–5/1/49	1,394,204	1,442,589	3.4%
2,3	Freddie Mac Gold Pool	2.000%–10.000%	9/1/19–5/1/49	852,477	880,608	2.1%
3,4	Ginnie Mae I Pool	3.000%–9.500%	1/15/20–7/1/49	79,940	84,141	0.2%
3,4	Ginnie Mae II Pool	2.500%–7.000%	9/20/25–8/1/49	996,488	1,034,823	2.5%
2,3,4	UMBS TBA	3.000%–5.000%	6/1/34–7/1/49	146,300	151,164	0.3%
					3,593,325	8.5%

Nonconventional Mortgage-Backed Securities
2,3	Fannie Mae Pool	2.133%–3.451%	4/1/41–9/1/43	1,153	1,152	0.0%
2,3,5	Fannie Mae Pool,
	1 YR CMT +
	2.155%–2.313%	4.780%–5.029%	1/1/35–12/1/37	114	119	0.0%
2,3,5	Fannie Mae Pool,
	12M USD LIBOR +
	1.290%–1.909%	2.172%–4.940%	12/1/33–10/1/42	2,898	3,044	0.0%
2,3,5	Fannie Mae Pool,
	6M USD LIBOR +
	1.057%–1.859%	2.176%–4.720%	4/1/37–12/1/43	1,784	1,860	0.0%
2,3	Freddie Mac Non
	Gold Pool	4.515%	5/1/42	23	23	0.0%
2,3,5	Freddie Mac Non
	Gold Pool, 1 YR CMT +
	2.250%–2.409%	4.744%–5.061%	11/1/34–10/1/36	113	118	0.0%
2,3,5	Freddie Mac Non
	Gold Pool,
	12M USD LIBOR +
	0.985%–2.085%	3.735%–5.210%	12/1/34–11/1/43	1,254	1,303	0.0%
[2,3,5]	Freddie Mac Non
	Gold Pool,
	6M USD LIBOR + 1.665%	4.447%	1/1/37	59	62	0.0%

6

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
3,5	Ginnie Mae II Pool,
	1 YR CMT +
	1.500%–2.000%	3.625%–4.625%	7/20/38–12/20/43	2,930	3,033	0.0%
					10,714	0.0%
Total U.S. Government and Agency Obligations (Cost $10,776,633)					11,013,202	26.2%
§,6Asset-Backed/Commercial Mortgage-Backed Securities (Cost $429,424) †					441,564	1.1%
Corporate Bonds
Finance
6	Banking †				985,828	2.3%
	Brokerage †				40,466	0.1%
	Finance Companies †				43,188	0.1%
	Insurance †				199,397	0.5%
	Other Finance †				1,476	0.0%
	Real Estate Investment Trusts †				118,529	0.3%
					1,388,884	3.3%
Industrial
6	Basic Industry †				137,838	0.3%
6	Capital Goods †				225,994	0.5%
6	Communication †				397,549	1.0%
	Consumer Cyclical
	Amazon.com Inc.	1.900%–5.200%	8/21/20–8/22/57	16,475	18,231	0.1%
	Consumer Cyclical—Other †				302,373	0.7%
6	Consumer Noncyclical †				727,386	1.7%
	Energy †				389,863	0.9%
	Other Industrial †				15,023	0.0%
	Technology
	Alphabet Inc.	1.998%–3.625%	5/19/21–8/15/26	1,850	1,822	0.0%
	Apple Inc.	1.550%–4.650%	11/13/20–11/13/47	55,418	58,015	0.2%
	Microsoft Corp.	2.000%–5.300%	10/1/20–2/6/57	48,712	52,586	0.1%
6	Technology—Other †				255,376	0.6%
	Transportation †				109,562	0.3%
					2,691,618	6.4%
Utilities
[6]	Electric †				284,254	0.7%
	Natural Gas †				25,070	0.1%
	Other Utility †				7,233	0.0%
					316,557	0.8%
Total Corporate Bonds (Cost $4,183,675)					4,397,059	10.5%
[6]Sovereign Bonds (Cost $668,099) †					690,128	1.6%
Taxable Municipal Bonds (Cost $99,937) †					114,465	0.3%
Preferred Stocks (Cost $1) †					1	0.0%

7

Balanced Index Fund

			Market	Percentage
			Value•	of Net
			($000)	Assets
Temporary Cash Investments
7U.S. Government and Agency Obligations †			11,954	0.0%

	Coupon	Shares
Money Market Fund
[8,9] Vanguard Market Liquidity Fund	2.499%	5,181,474	518,251	1.3%
Total Temporary Cash Investments (Cost $530,145)			530,205	1.3%[1]
[10]Total Investments (Cost $27,736,930)			42,333,393	100.9%
[4]Conventional Mortgage-Backed Securities—Liability for Sale Commitments
(Proceeds $15,380) †			(15,428)	(0.0%)

	Amount
	($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard	1,999
Receivables for Investment Securities Sold	95,123
Receivables for Accrued Income	124,444
Receivables for Capital Shares Issued	699,402
Variation Margin Receivable—Futures Contracts	488
Other Assets	9,746
Total Other Assets	931,202	2.2%
Liabilities
Payables for Investment Securities Purchased	(781,551)
Collateral for Securities on Loan	(92,773)
Payables for Capital Shares Redeemed	(409,323)
Payables for Distributions	(2)
Payables to Vanguard	(10,528)
Total Liabilities	(1,294,177)	(3.1%)
Net Assets	41,954,990	100.0%

8

Balanced Index Fund

At June 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	27,379,861
Total Distributable Earnings (Loss)	14,575,129
Net Assets	41,954,990

Investor Shares—Net Assets
Applicable to 72,465,840 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,686,766
Net Asset Value Per Share—Investor Shares	$37.08

Admiral Shares—Net Assets
Applicable to 771,580,931 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	28,604,198
Net Asset Value Per Share—Admiral Shares	$37.07

Institutional Shares—Net Assets
Applicable to 287,606,243 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,664,026
Net Asset Value Per Share—Institutional Shares	$37.08

•      See Note A in Notes to Financial Statements.

*       Non-income-producing security.

§     Certain securities value determined using significant unobservable inputs.

†          Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1          The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 60.1% and 1.1%, respectively, of net assets.

2          The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3          The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

4          Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2019.

5          Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

6          Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate value of these securities was $105,989,000, representing 0.3% of net assets.

7          Securities with a value of $2,914,000 have been segregated as initial margin for open futures contracts.

8          Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

9          Includes $92,773,000 of collateral received for securities on loan.

10 The total value of securities on loan is $88,363,000.

CMT—Constant Maturing Treasury Rate.

LIBOR—London Interbank Offered Rate.

9

Balanced Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	September 2019	204		30,031	502
E-mini Russell 2000 Index	September 2019	276		21,626	534
E-mini S&P Mid-Cap 400 Index	September 2019	50		9,750	228
					1,264

See accompanying Notes, which are an integral part of the Financial Statements.

10

Balanced Index Fund

Statement of Operations

Six Months Ended
June 30, 2019
($000)
Investment Income
Income
Dividends[1]	221,504
Interest[2]	234,850
Securities Lending—Net	1,492
Total Income	457,846
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,466
Management and Administrative—Investor Shares	2,392
Management and Administrative—Admiral Shares	7,411
Management and Administrative—Institutional Shares	2,443
Marketing and Distribution—Investor Shares	156
Marketing and Distribution—Admiral Shares	635
Marketing and Distribution—Institutional Shares	118
Custodian Fees	196
Shareholders’ Reports—Investor Shares	21
Shareholders’ Reports—Admiral Shares	72
Shareholders’ Reports—Institutional Shares	24
Trustees’ Fees and Expenses	11
Total Expenses	14,945
Net Investment Income	442,901
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	469,438
Futures Contracts	12,611
Realized Net Gain (Loss)	482,049
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	4,066,343
Sale Commitments	(48)
Futures Contracts	6,770
Change in Unrealized Appreciation (Depreciation)	4,073,065
Net Increase (Decrease) in Net Assets Resulting from Operations	4,998,015

1   Dividends are net of foreign withholding taxes of $23,000.

2   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,879,000, ($4,000), and $41,000, respectively. Purchases and sales are for temporary cash investment purposes.

3   Includes $459,226,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Balanced Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	442,901	853,584
Realized Net Gain (Loss)	482,049	259,748
Change in Unrealized Appreciation (Depreciation)	4,073,065	(2,212,217)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,998,015	(1,098,885)
Distributions
Net Investment Income
Investor Shares	(31,823)	(68,482)
Admiral Shares	(311,619)	(537,134)
Institutional Shares	(118,463)	(222,294)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(461,905)	(827,910)
Capital Share Transactions
Investor Shares	(678,374)	(301,570)
Admiral Shares	1,673,967	1,636,823
Institutional Shares	(45,585)	(44,308)
Net Increase (Decrease) from Capital Share Transactions	950,008	1,290,945
Total Increase (Decrease)	5,486,118	(635,850)
Net Assets
Beginning of Period	36,468,872	37,104,722
End of Period	41,954,990	36,468,872

See accompanying Notes, which are an integral part of the Financial Statements.

12

Balanced Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Six Months Ended June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$32.99	$34.72	$31.11	$29.22	$29.68	$27.52
Investment Operations
Net Investment Income	.378	1.748	1.647	1.613	.570	.531
Net Realized and Unrealized Gain (Loss) on Investments	4.105	(1.753)	3.600	1.889	(.459)	2.160
Total from Investment Operations	4.483	(1.005)	4.247	2.502	.111	2.691
Distributions
Dividends from Net Investment Income	(.393)	(.725)	(.637)	(.612)	(.571)	(.531)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.393)	(.725)	(.637)	(.612)	(.571)	(.531)
Net Asset Value, End of Period	$37.08	$32.99	$34.72	$31.11	$29.22	$29.68
Total Return[2]	13.62%	-2.97%	13.75%	8.63%	0.37%	9.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,687	$3,014	$3,474	$3,343	$3,090	$3,174
Ratio of Total Expenses to Average Net Assets	0.18%	0.18%	0.19%	0.19%	0.22%	0.23%
Ratio of Net Investment Income to Average Net Assets	2.14%	2.15%	1.97%	2.06%	1.92%	1.87%
Portfolio Turnover Rate[3]	50%[4]	44%[4]	37%[4]	44%[4]	61%	53%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Includes 10%, 10%, 11%, 12%, 24%, and 27% attributable to mortgage-dollar-roll activity.

4   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Balanced Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Six Months Ended June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$32.99	$34.72	$31.11	$29.22	$29.68	$27.52
Investment Operations
Net Investment Income	.399	1.791	1.689	1.649	.612	.572
Net Realized and Unrealized Gain (Loss) on Investments	4.095	(1.757)	3.599	1.890	(.460)	2.158
Total from Investment Operations	4.494	(.966)	4.288	2.539	.152	2.730
Distributions
Dividends from Net Investment Income	(.414)	(.764)	(.678)	(.649)	(.612)	(.570)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.414)	(.764)	(.678)	(.649)	(.612)	(.570)
Net Asset Value, End of Period	$37.07	$32.99	$34.72	$31.11	$29.22	$29.68
Total Return[2]	13.66%	-2.86%	13.89%	8.77%	0.51%	9.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,604	$23,913	$23,556	$18,695	$15,726	$14,112
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.25%	2.26%	2.09%	2.18%	2.06%	2.01%
Portfolio Turnover Rate[3]	50%[4]	44%[4]	37%[4]	44%[4]	61%	53%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Includes 10%, 10%, 11%, 12%, 24%, and 27% attributable to mortgage-dollar-roll activity.

4   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Balanced Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Six Months Ended June 30,	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$33.00	$34.72	$31.12	$29.22	$29.68	$27.52
Investment Operations
Net Investment Income	.401	1.793	1.691	1.653	.615	.574
Net Realized and Unrealized Gain (Loss) on Investments	4.095	(1.745)	3.588	1.899	(.460)	2.159
Total from Investment Operations	4.496	(.952)	4.279	2.552	.155	2.733
Distributions
Dividends from Net Investment Income	(.416)	(.768)	(.679)	(.652)	(.615)	(.573)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.416)	(.768)	(.679)	(.652)	(.615)	(.573)
Net Asset Value, End of Period	$37.08	$33.00	$34.72	$31.12	$29.22	$29.68
Total Return	13.66%	-2.82%	13.86%	8.81%	0.52%	10.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,664	$9,543	$10,075	$8,495	$7,452	$7,392
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.26%	2.27%	2.10%	2.19%	2.07%	2.02%
Portfolio Turnover Rate[2]	50%[3]	44%[3]	37%[3]	44%[3]	61%	53%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Includes 10%, 10%, 11%, 12%, 24%, and 27% attributable to mortgage-dollar-roll activity.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Balanced Index Fund

Notes to Financial Statements

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.           The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearing house imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

16

Balanced Index Fund

During the six months ended June 30, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At June 30, 2019, a counterparty had deposited in segregated accounts cash with a value of $40,000 in connection with TBA transactions.

4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

17

Balanced Index Fund

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

9. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

18

Balanced Index Fund

B.           In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2019, the fund had contributed to Vanguard capital in the amount of $1,999,000, representing 0.00% of the fund’s net assets and 0.80% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.           Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of June 30, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	25,146,593	—	176
Preferred Stocks	1	—	—
U.S. Government and Agency Obligations	—	11,013,202	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	440,998	566
Corporate Bonds	—	4,397,059	—
Sovereign Bonds	—	690,128	—
Taxable Municipal Bonds	—	114,465	—
Temporary Cash Investments	518,251	11,954	—
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(15,428)	—
Futures Contracts—Assets[1]	488	—	—
Total	25,665,333	16,652,378	742

1   Represents variation margin on the last day of the reporting period.

19

Balanced Index Fund

D.           As of June 30, 2019, gross unrealized appreciation and depreciation for investments, derivatives, and sale commitments based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	27,736,930
Gross Unrealized Appreciation	14,896,084
Gross Unrealized Depreciation	(298,405)
Net Unrealized Appreciation (Depreciation)	14,597,679

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2018, the fund had available capital losses totaling $49,363,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.           During the six months ended June 30, 2019, the fund purchased $3,237,295,000 of investment securities and sold $3,537,591,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $6,896,236,000 and $5,512,481,000, respectively. Total purchases and sales include $0 and $547,490,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F.            Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	130,806	3,676	704,768	20,078
Issued in Lieu of Cash Distributions	29,992	830	64,418	1,871
Redeemed[1]	(839,172)	(23,384)	(1,070,756)	(30,660)
Net Increase (Decrease)—Investor Shares	(678,374)	(18,878)	(301,570)	(8,711)
Admiral Shares
Issued[1]	3,516,599	98,397	5,680,871	162,397
Issued in Lieu of Cash Distributions	285,410	7,889	493,351	14,338
Redeemed	(2,128,042)	(59,533)	(4,537,399)	(130,393)
Net Increase (Decrease)—Admiral Shares	1,673,967	46,753	1,636,823	46,342

20

Balanced Index Fund

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	1,096,298	30,295	1,341,329	38,571
Issued in Lieu of Cash Distributions	116,628	3,225	217,850	6,329
Redeemed	(1,258,511)	(35,112)	(1,603,487)	(45,858)
Net Increase (Decrease)—Institutional Shares	(45,585)	(1,592)	(44,308)	(958)

1 In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares— Redeemed and Admiral Shares—Issued include $529,772,000 from the conversion during the six months ended June 30, 2019.

G.          Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

21

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Balanced Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index and Fixed Income Groups. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. Both the Equity Index Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

22

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

23

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P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q022 082019

Semiannual Report | June 30, 2019 Vanguard Managed Payout Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	15

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. The Managed Payout Fund, in addition to its own expenses, bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the expense ratio and the acquired fund fees and expenses for the Managed Payout Fund.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended June 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Managed Payout Fund	12/31/2018	6/30/2019	Period

Based on Actual Fund Return	$1,000.00	$1,095.96	$1.56
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.31	1.51

These calculations are based on the fund’s expense ratio for the most recent six-month period together with its acquired fund fees and expenses. The combined, annualized expense figure for the period shown is 0.30%. The dollar amount shown as “Expenses Paid” is equal to the expense figure multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

Managed Payout Fund

Underlying Vanguard Funds

As of June 30, 2019

Vanguard Total International Stock Index Fund Investor Shares	24.3%
Vanguard Alternative Strategies Fund	12.5
Vanguard Total Bond Market II Index Fund Investor Shares	11.5
Vanguard Total Stock Market Index Fund Investor Shares	11.1
Vanguard Global Minimum Volatility Fund Investor Shares	7.6
Vanguard Commodity Strategy Fund	7.3
Vanguard Total International Bond Index Fund Investor Shares	6.0
Vanguard Value Index Fund Investor Shares	5.1
Vanguard Emerging Markets Stock Index Fund Investor Shares	5.1
Vanguard Ultra-Short-Term Bond Fund Investor Shares	5.0
Vanguard Market Neutral Fund Investor Shares	4.5

3

Managed Payout Fund

Consolidated Financial Statements (unaudited)

Consolidated Statement of Net Assets

As of June 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (16.2%)
Vanguard Total Stock Market Index Fund Investor Shares	2,731,922	199,458
Vanguard Value Index Fund Investor Shares	2,127,936	92,182
		291,640
Global Stock Fund (7.6%)
Vanguard Global Minimum Volatility Fund Investor Shares	9,691,809	137,817

International Stock Funds (29.4%)
Vanguard Total International Stock Index Fund Investor Shares	25,875,286	438,069
Vanguard Emerging Markets Stock Index Fund Investor Shares	3,385,828	91,045
		529,114
U.S. Bond Funds (16.5%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	19,115,675	208,170
Vanguard Ultra-Short-Term Bond Fund Investor Shares	8,981,201	90,081
		298,251
International Bond Fund (6.0%)
Vanguard Total International Bond Index Fund Investor Shares	9,371,119	107,206

Alternative Funds (24.3%)
Vanguard Alternative Strategies Fund	10,484,409	225,205
Vanguard Commodity Strategy Fund	5,295,439	132,068
Vanguard Market Neutral Fund Investor Shares	7,850,294	81,486
		438,759
Total Investment Companies (Cost $1,528,938)		1,802,787
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 2.499%	3	—
Total Investments (100.0%) (Cost $1,528,938)		1,802,787
Other Assets and Liabilities (0.0%)
Other Assets		1,328
Liabilities		(1,466)
		(138)
Net Assets (100%)
Applicable to 106,958,884 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		1,802,649
Net Asset Value Per Share		$16.85

4

Managed Payout Fund

Amount ($000)
Consolidated Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds	1,802,787
Receivables for Investment Securities Sold	159
Receivables for Accrued Income	812
Receivables for Capital Shares Issued	357
Total Assets	1,804,115
Liabilities
Payables for Investment Securities Purchased	812
Payables for Capital Shares Redeemed	483
Other Liabilities	171
Total Liabilities	1,466
Net Assets	1,802,649

At June 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	1,520,254
Total Distributable Earnings (Loss)	282,395
Net Assets	1,802,649

•  See Note A in Notes to Financial Statements.

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

5

Managed Payout Fund

Consolidated Statement of Operations

Six Months Ended June 30, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	14,365
Interest—Unaffiliated Issuers	1,573
Total Income	15,938
Expenses—Note B
Management and Administrative	264
Trustees’ Fees and Expenses	7
Custodian Fees	4
Total Expenses	275
Net Investment Income	15,663
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Investment Securities Sold—Unaffiliated Issuers	26
Investment Securities Sold—Affiliated Issuers	24,285
Swap Contracts	5,110
Realized Net Gain (Loss)	29,421
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(9)
Investment Securities—Affiliated Funds	119,972
Change in Unrealized Appreciation (Depreciation)	119,963
Net Increase (Decrease) in Net Assets Resulting from Operations	165,047

See accompanying Notes, which are an integral part of the Financial Statements.

6

Managed Payout Fund

Consolidated Statement of Changes in Net Assets

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	15,663	42,462
Realized Net Gain (Loss)	29,421	85,788
Change in Unrealized Appreciation (Depreciation)	119,963	(237,818)
Net Increase (Decrease) in Net Assets Resulting from Operations	165,047	(109,568)
Distributions
Net Investment Income	(35,476)	(42,378)
Realized Capital Gain[1]	—	(101,486)
Return of Capital	—	(102,426)
Total Distributions	(35,476)	(246,290)
Capital Share Transactions
Issued	125,886	331,833
Issued in Lieu of Cash Distributions	13,599	201,076
Redeemed	(226,458)	(506,121)
Net Increase (Decrease) from Capital Share Transactions	(86,973)	26,788
Total Increase (Decrease)	42,598	(329,070)
Net Assets
Beginning of Period	1,760,051	2,089,121
End of Period	1,802,649	1,760,051

1 Includes fiscal 2019 and 2018 short-term gain distributions totaling $0 and $2,310,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

7

Managed Payout Fund

Consolidated Financial Highlights

For a Share Outstanding	Six Months Ended June 30,		Year Ended December 31,
Throughout Each Period	2019		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$15.68		$19.11	$17.54	$17.33	$18.90	$18.54
Investment Operations
Net Investment Income	.144	[1]	.395[1]	.358[1]	.324	.309	.384[1]
Capital Gain Distributions Received	.000	[1]	.056[1]	.011[1]	.072	.041	.152[1]
Net Realized and Unrealized Gain (Loss) on Investments	1.352		(1.502)	1.919	.881	(.464)	.530
Total from Investment Operations	1.496		(1.051)	2.288	1.277	(.114)	1.066
Distributions
Dividends from Net Investment Income	(.326)		(.394)	(.394)	(.480)	(.313)	(.535)
Distributions from Realized Capital Gains[2]	—		(.996)	(.024)	(.266)	(.319)	(.128)
Return of Capital	—		(.989)	(.300)	(.321)	(.824)	(.043)
Total Distributions	(.326)		(2.379)	(.718)	(1.067)	(1.456)	(.706)
Net Asset Value, End of Period	$16.85		$15.68	$19.11	$17.54	$17.33	$18.90

Total Return	9.60%		-5.67%	13.29%	7.55%	-0.72%	5.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,803		$1,760	$2,089	$1,698	$1,585	$1,567
Ratio of Total Expenses to Average Net Assets	0.02%[3]		0.03%	0.02%	0.02%	0.02%	0.01%
Acquired Fund Fees and Expenses	0.28%		0.29%	0.32%	0.32%	0.32%	0.37%
Ratio of Net Investment Income to Average Net Assets	1.40%		2.11%	1.95%	1.80%	1.64%	1.99%
Portfolio Turnover Rate	21%		17%	8%	19%	29%	23%

The acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Includes $0, $.975, $.009, $.237, $.319, and $.035 from long-term capital gains and $0, $.021, $.015, $.029, $0, and $.093 from short-term capital gains. Short-term gain distributions are treated as ordinary income for tax purposes.

3 Expense ratio has not been annualized due to the fund no longer holding the subsidiary on June 27, 2019. See the Notes to Consolidated Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Managed Payout Fund

Notes to Consolidated Financial Statements

Vanguard Managed Payout Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with a strategy to invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash. Financial statements and other information about each underlying fund are available on vanguard.com.

The Consolidated Financial Statements include Vanguard MPF Portfolio (“the subsidiary”), which commenced operations on February 23, 2015, and was no longer held by the fund on June 27, 2019. The subsidiary was wholly owned by the fund and was a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which was organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund’s investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary were subject to the same risks that apply to similar investments if held directly by the fund. All inter-fund transactions and balances (including the fund’s investment in the subsidiary) have been eliminated, and the Consolidated Financial Statements include all investments and other accounts of the subsidiary as if held directly by the fund.

Beginning on June 25, 2019, the fund gained exposure to the commodities markets by investing the Vanguard Commodity Strategy Fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1.        Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2.        Swap Contracts: The fund gained exposure to commodities through the subsidiary’s investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary received the total return on the specified index (receiving the increase or paying the decrease in the value of the specified index), applied to a notional amount. The subsidiary also paid a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the subsidiary invested an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made, or the termination of the swap, at which time realized gain (loss) is recorded.

9

Managed Payout Fund

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the subsidiary. The subsidiary’s maximum amount subject to counterparty risk was the unrealized appreciation on the swap contract. The subsidiary mitigated its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the subsidiary could have terminated any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the subsidiary under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary’s net assets declined below a certain level, triggering a payment by the subsidiary if the subsidiary was in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary had pledged. Any securities pledged as collateral for open contracts are noted in the Consolidated Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2019, the subsidiary’s average amount of investment in total return swaps represented 7% of net assets, based on the average of notional amounts at each quarter-end during the period.

The fund had no open swap positions at June 30, 2019.

3.        Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The subsidiary is classified as a foreign corporation for U.S. tax purposes, and because it does not carry on a U.S. trade or business, is generally not subject to U.S. federal income tax. The subsidiary also complies with the Foreign Account Tax Compliance Act (“FATCA”) and thus will not be subject to 30% withholding under FATCA on any income from U.S. investments. In addition, the subsidiary is not subject to Cayman Islands income tax. The subsidiary will generally distribute any earnings and profits to the fund each year, and such income will be qualifying income to the fund. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018) and for the period ended June 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4.        Distributions: Distributions to shareholders are recorded on the ex-dividend date. Monthly distributions are determined based on a specified percentage payout rate of 4% of the fund’s average net asset value. The monthly distribution rate is reset annually based on changes in the fund’s average net asset value. Effective January 1, 2019, the monthly distribution rate is $.0544 per share. The portion of distributions that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

10

Managed Payout Fund

5.        Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2019, or at any time during the period then ended.

6.        Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended June 30, 2019, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Under a separate agreement, Vanguard provides corporate management and administrative services to the subsidiary for an annual fee of 0.40% of average net assets of the subsidiary, generally settled once a month. In addition, the subsidiary pays an unaffiliated third party, VGMF I (Cayman) Limited, an affiliate of Maples Trustee Services (Cayman) Limited, a fee plus reasonable additional expenses for trustee services. All of the subsidiary’s expenses are reflected in the Consolidated Statement of Operations and in the Ratio of Total Expenses to Average Net Assets in the Consolidated Financial Highlights. Expenses of Vanguard mutual funds in which the fund invests are reflected in the Acquired Fund Fees and Expenses in the Consolidated Financial Highlights.

11

Managed Payout Fund

C.           Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Consolidated Statement of Net Assets.

At June 30, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D.           As of June 30, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,528,938
Gross Unrealized Appreciation	276,933
Gross Unrealized Depreciation	(3,084)
Net Unrealized Appreciation (Depreciation)	273,849

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2018, the fund had available capital losses totaling $79,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

12

Managed Payout Fund

E. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Dec. 31, 2018 Market Value	Purchases at Cost	Proceeds from Securities Sold	Realized Net Gain (Loss )	Change in Unrealized App. (Dep. )	Income	Capital Gain Distributions Received	June 30, 2019 Market Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Alternative Strategies Fund	216,656	4,501	7,783	283	11,548	—	—	225,205
Vanguard Commodity Strategy Fund	—	132,400	—	—	(332)	—	—	132,068
Vanguard Emerging Markets Stock Index Fund	89,887	850	9,411	(180)	9,899	702	—	91,045
Vanguard Global Minimum Volatility Fund	132,417	—	13,408	1,708	17,100	—	—	137,817
Vanguard Market Liquidity Fund	—	NA1	NA1	1	—	2	—	—
Vanguard Market Neutral Fund	89,155	1,955	—	—	(9,624)	79	—	81,486
Vanguard Total Bond Market II Index Fund	243,376	26,652	72,537	363	10,316	3,535	—	208,170
Vanguard Total International Bond Index Fund	108,727	952	8,222	237	5,512	581	—	107,206
Vanguard Total International Stock Index Fund	442,717	12,016	66,318	(5,080)	54,734	6,301	—	438,069
Vanguard Total Stock Market Index Fund	221,407	3,456	61,894	26,152	10,337	1,839	—	199,458
Vanguard Ultra-Short-Term Bond Fund	—	90,083	—	—	(2)	195	—	90,081
Vanguard Value Index Fund	84,756	1,130	4,989	801	10,484	1,131	—	92,182
Total	1,629,098	273,995	244,562	24,285	119,972	14,365	—	1,802,787

1 Not applicable—purchases and sales are for temporary cash investment purposes.

13

Managed Payout Fund

F.            Capital shares issued and redeemed were:

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	Shares (000)	Shares (000)
Issued	7,627	17,641
Issued in Lieu of Cash Distributions	821	12,527
Redeemed	(13,732)	(27,238)
Net Increase (Decrease) in Shares Outstanding	(5,284)	2,930

G.          Management has determined that no events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in these financial statements.

14

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Managed Payout Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s acquired fund fees and expenses were well below the average expense ratio charged by funds in its peer group. The fund does not incur advisory expenses directly; however, the board considered the advisory expenses of each of the underlying funds in which the fund invests—including any portion of those expenses that are attributable to the fund’s investment in a wholly owned subsidiary—and noted that each of the underlying funds has advisory expenses well below the peer-group average.

15

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangement with the fund and its underlying funds ensures that the fund will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

16

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Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q14972 082019

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (59.9%)[1]
Basic Materials (1.4%)
	Linde plc	466,375	93,648
	DuPont de Nemours Inc.	646,848	48,559
	Ecolab Inc.	223,525	44,133
	Air Products & Chemicals Inc.	189,378	42,870
	Dow Inc.	638,814	31,500
	Newmont Goldcorp Corp.	691,521	26,603
	PPG Industries Inc.	201,806	23,553
	LyondellBasell Industries NV Class A	252,673	21,763
	International Paper Co.	340,948	14,770
	Nucor Corp.	261,429	14,405
	Freeport-McMoRan Inc.	1,176,097	13,654
^	International Flavors & Fragrances Inc.	90,831	13,179
	Celanese Corp. Class A	108,543	11,701
	FMC Corp.	112,261	9,312
	CF Industries Holdings Inc.	187,995	8,781
	Eastman Chemical Co.	107,420	8,361
	Avery Dennison Corp.	72,007	8,330
	Mosaic Co.	295,260	7,390
	RPM International Inc.	111,494	6,813
	Albemarle Corp.	90,598	6,379
	Royal Gold Inc.	56,538	5,795
	Steel Dynamics Inc.	181,098	5,469
*	Axalta Coating Systems Ltd.	179,946	5,357
	Reliance Steel & Aluminum Co.	54,045	5,114
	Versum Materials Inc.	91,269	4,708
	Ashland Global Holdings Inc.	54,305	4,343
	WR Grace & Co.	56,948	4,334
*	Ingevity Corp.	36,739	3,864
*	Alcoa Corp.	155,694	3,645
	Huntsman Corp.	173,065	3,537
	Chemours Co.	142,609	3,423
	Scotts Miracle-Gro Co.	31,207	3,074
*	Univar Inc.	137,968	3,041
	NewMarket Corp.	7,518	3,014
	Olin Corp.	136,846	2,998
	Balchem Corp.	27,823	2,781
	Sensient Technologies Corp.	36,808	2,705
^	Cleveland-Cliffs Inc.	235,912	2,517
	Domtar Corp.	55,265	2,461
	Westlake Chemical Corp.	33,953	2,358
	United States Steel Corp.	148,543	2,274
	Quaker Chemical Corp.	11,123	2,257
	Cabot Corp.	46,071	2,198
	PolyOne Corp.	67,308	2,113
*	Element Solutions Inc.	195,591	2,022
	Carpenter Technology Corp.	42,039	2,017
	HB Fuller Co.	42,553	1,974
	Commercial Metals Co.	105,043	1,875
	Innospec Inc.	20,446	1,865
	Stepan Co.	18,011	1,655
	Compass Minerals International Inc.	29,591	1,626
	Minerals Technologies Inc.	30,203	1,616
	Peabody Energy Corp.	64,994	1,566
	Worthington Industries Inc.	34,367	1,384
	Kaiser Aluminum Corp.	12,918	1,261
	Arch Coal Inc. Class A	12,992	1,224
*	GCP Applied Technologies Inc.	49,406	1,119
	Materion Corp.	16,115	1,093
	Neenah Inc.	16,151	1,091
*	Ferro Corp.	65,826	1,040
	Warrior Met Coal Inc.	39,389	1,029

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Tronox Holdings plc Class A	75,914	970
*	Kraton Corp.	28,322	880
	CSW Industrials Inc.	12,448	848
	US Silica Holdings Inc.	64,984	831
	Schweitzer-Mauduit International Inc.	24,177	802
*	Contura Energy Inc.	14,878	772
*	Codexis Inc.	39,817	734
	Hecla Mining Co.	404,502	728
*	Coeur Mining Inc.	162,609	706
*	PQ Group Holdings Inc.	42,831	679
	PH Glatfelter Co.	37,300	630
*	AK Steel Holding Corp.	247,513	587
	Schnitzer Steel Industries Inc.	22,401	586
*	AdvanSix Inc.	23,829	582
	Chase Corp.	5,403	582
*	CONSOL Energy Inc.	19,736	525
*	Koppers Holdings Inc.	17,410	511
	Innophos Holdings Inc.	17,394	506
*	Verso Corp.	26,268	500
*	SunCoke Energy Inc.	54,018	480
	Tredegar Corp.	25,120	418
	Kronos Worldwide Inc.	25,377	389
	Hawkins Inc.	8,749	380
	American Vanguard Corp.	24,535	378
	Resolute Forest Products Inc.	44,404	320
	Haynes International Inc.	9,967	317
*	Century Aluminum Co.	43,070	298
	Rayonier Advanced Materials Inc.	45,426	295
*	Veritiv Corp.	15,038	292
	FutureFuel Corp.	24,751	289
^,*	Energy Fuels Inc.	89,046	279
*	Clearwater Paper Corp.	14,637	271
*	Intrepid Potash Inc.	74,282	250
*	OMNOVA Solutions Inc.	33,580	209
*	TimkenSteel Corp.	23,505	191
*	Hi-Crush Inc.	74,500	183
^,*	Uranium Energy Corp.	124,343	170
	Olympic Steel Inc.	10,949	149
	Gold Resource Corp.	42,335	143
*	ChromaDex Corp.	28,203	131
*	Universal Stainless & Alloy Products Inc.	7,642	122
	Synalloy Corp.	7,617	119
*	Ryerson Holding Corp.	12,967	108
^,*	Ur-Energy Inc.	114,960	108
	Northern Technologies International Corp.	2,882	70
*	LSB Industries Inc.	16,674	65
	United-Guardian Inc.	2,067	39
*	NL Industries Inc.	9,161	33
*	Ramaco Resources Inc.	5,253	28
	Hallador Energy Co.	4,036	23
	Friedman Industries Inc.	2,625	18
*	General Moly Inc.	34,508	12
*	Marrone Bio Innovations Inc.	7,464	11
*	US Antimony Corp.	19,099	11
*	Westwater Resources Inc.	1,563	9
*	Ampco-Pittsburgh Corp.	1,874	8
^,*	US Gold Corp.	7,089	7
*	Solitario Zinc Corp.	21,690	7
^,*	Golden Minerals Co.	21,596	6
*	Centrus Energy Corp. Class A	1,183	4
*	Paramount Gold Nevada Corp.	1,148	1
*	Dynasil Corp. of America	78	—
*,§	American International Group Inc. Warrants Exp. 01/19/2021	14,331	—
			584,141

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
Consumer Goods (4.7%)
	Procter & Gamble Co.	2,148,569	235,591
	Coca-Cola Co.	3,294,309	167,746
	PepsiCo Inc.	1,200,629	157,438
	Philip Morris International Inc.	1,335,057	104,842
	NIKE Inc. Class B	1,082,616	90,886
	Altria Group Inc.	1,606,387	76,062
	Mondelez International Inc. Class A	1,239,085	66,787
	Colgate-Palmolive Co.	737,885	52,884
	General Motors Co.	1,105,380	42,590
	Kimberly-Clark Corp.	296,416	39,506
	Estee Lauder Cos. Inc. Class A	187,984	34,422
	Ford Motor Co.	3,353,486	34,306
	Activision Blizzard Inc.	657,193	31,020
	General Mills Inc.	520,120	27,317
*	Electronic Arts Inc.	254,138	25,734
^,*	Tesla Inc.	114,674	25,625
	Constellation Brands Inc. Class A	128,196	25,247
	VF Corp.	272,329	23,788
*	Monster Beverage Corp.	324,667	20,724
	Tyson Foods Inc. Class A	252,872	20,417
	Archer-Daniels-Midland Co.	481,153	19,631
*	Corteva Inc.	640,547	18,941
	Aptiv plc	221,062	17,868
*	Lululemon Athletica Inc.	94,662	17,059
	Hershey Co.	126,470	16,951
	Clorox Co.	109,048	16,696
	McCormick & Co. Inc.	105,431	16,343
	Kraft Heinz Co.	516,972	16,047
	Church & Dwight Co. Inc.	211,376	15,443
	Brown-Forman Corp. Class B	251,026	13,914
	DR Horton Inc.	304,358	13,127
	Genuine Parts Co.	119,239	12,351
	Kellogg Co.	218,485	11,704
	Lennar Corp. Class A	238,036	11,535
	Conagra Brands Inc.	415,786	11,027
*	Take-Two Interactive Software Inc.	96,356	10,939
	Hasbro Inc.	102,710	10,854
	JM Smucker Co.	92,134	10,613
	Hormel Foods Corp.	228,434	9,261
*	NVR Inc.	2,740	9,234
	Garmin Ltd.	114,093	9,105
	Molson Coors Brewing Co. Class B	150,824	8,446
	Lamb Weston Holdings Inc.	124,033	7,859
	Tapestry Inc.	247,337	7,848
	Whirlpool Corp.	54,064	7,697
*	Wayfair Inc.	52,175	7,618
	BorgWarner Inc.	177,885	7,468
	Lear Corp.	53,589	7,463
*	Mohawk Industries Inc.	49,551	7,307
	Keurig Dr Pepper Inc.	243,477	7,036
	Fortune Brands Home & Security Inc.	119,690	6,838
	PulteGroup Inc.	215,880	6,826
*	US Foods Holding Corp.	188,374	6,736
*	LKQ Corp.	252,887	6,729
	Campbell Soup Co.	167,542	6,713
	Bunge Ltd.	115,774	6,450
*	Middleby Corp.	47,529	6,450
	Pool Corp.	32,687	6,243
*	Post Holdings Inc.	59,554	6,192
	PVH Corp.	63,238	5,985
*	WABCO Holdings Inc.	44,600	5,914
	Hanesbrands Inc.	309,836	5,335
	Gentex Corp.	216,610	5,331

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Newell Brands Inc.	326,408	5,033
*	Under Armour Inc. Class A	192,497	4,880
	Harley-Davidson Inc.	135,030	4,838
	Ralph Lauren Corp. Class A	41,834	4,752
	Ingredion Inc.	55,840	4,606
	Polaris Industries Inc.	49,437	4,510
*	Zynga Inc. Class A	713,560	4,374
	Leggett & Platt Inc.	113,372	4,350
*	Deckers Outdoor Corp.	24,456	4,304
*	Capri Holdings Ltd.	120,745	4,187
	Toll Brothers Inc.	113,250	4,147
	Flowers Foods Inc.	165,647	3,855
	Carter’s Inc.	39,032	3,807
*	Skechers U.S.A. Inc. Class A	116,151	3,658
*	Herbalife Nutrition Ltd.	85,349	3,650
	Coty Inc. Class A	263,417	3,530
	Brunswick Corp.	74,581	3,423
^,*	Mattel Inc.	304,937	3,418
	Valvoline Inc.	160,788	3,140
	Goodyear Tire & Rubber Co.	194,073	2,969
*	Under Armour Inc. Class C	130,193	2,890
*	Darling Ingredients Inc.	141,774	2,820
*	Tempur Sealy International Inc.	38,344	2,813
*	Boston Beer Co. Inc. Class A	7,217	2,726
*	Helen of Troy Ltd.	20,827	2,720
*	TreeHouse Foods Inc.	48,303	2,613
	Thor Industries Inc.	43,563	2,546
	Lancaster Colony Corp.	17,102	2,541
*	Fox Factory Holding Corp.	30,183	2,490
	Dana Inc.	123,270	2,458
	Columbia Sportswear Co.	24,052	2,409
	Steven Madden Ltd.	69,418	2,357
	Sanderson Farms Inc.	16,987	2,320
	Nu Skin Enterprises Inc. Class A	45,873	2,262
^,*	iRobot Corp.	23,633	2,166
	Herman Miller Inc.	47,811	2,137
	J&J Snack Foods Corp.	13,256	2,134
	Energizer Holdings Inc.	54,448	2,104
	Wolverine World Wide Inc.	74,085	2,040
*	Dorman Products Inc.	23,247	2,026
*	Taylor Morrison Home Corp. Class A	95,958	2,011
	KB Home	76,198	1,961
*	Welbilt Inc.	113,684	1,899
	WD-40 Co.	11,917	1,895
	LCI Industries	20,205	1,818
*	Meritor Inc.	71,218	1,727
*	Meritage Homes Corp.	32,809	1,684
^,*	Beyond Meat Inc.	10,160	1,633
	Spectrum Brands Holdings Inc.	29,667	1,595
*	Visteon Corp.	26,134	1,531
*	TRI Pointe Group Inc.	126,085	1,509
	MDC Holdings Inc.	44,957	1,474
	Delphi Technologies plc	71,188	1,424
*	American Woodmark Corp.	16,546	1,400
*	Hain Celestial Group Inc.	63,215	1,384
*	Freshpet Inc.	29,584	1,346
	Universal Corp.	21,924	1,332
*	Gentherm Inc.	31,523	1,319
	Callaway Golf Co.	75,802	1,301
	HNI Corp.	36,277	1,283
*	Hostess Brands Inc. Class A	88,585	1,279
	Vector Group Ltd.	130,386	1,271
*	Edgewell Personal Care Co.	47,128	1,270
	Cooper Tire & Rubber Co.	40,131	1,266

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Calavo Growers Inc.	12,932	1,251
*	G-III Apparel Group Ltd.	41,776	1,229
^,*	LGI Homes Inc.	17,134	1,224
	Coca-Cola Consolidated Inc.	3,975	1,190
	Steelcase Inc. Class A	69,445	1,188
	La-Z-Boy Inc.	38,321	1,175
	Medifast Inc.	9,137	1,172
*	American Axle & Manufacturing Holdings Inc.	89,696	1,145
*	Skyline Champion Corp.	41,739	1,143
*	Pilgrim’s Pride Corp.	44,035	1,118
*	Cavco Industries Inc.	6,846	1,079
*	Kontoor Brands Inc.	38,232	1,071
*	USANA Health Sciences Inc.	13,461	1,069
^	B&G Foods Inc.	49,582	1,031
*	Crocs Inc.	51,748	1,022
	Oxford Industries Inc.	13,140	996
	Winnebago Industries Inc.	25,455	984
	Inter Parfums Inc.	14,707	978
*	Central Garden & Pet Co. Class A	39,468	972
*	Sleep Number Corp.	23,953	967
	Cal-Maine Foods Inc.	22,921	956
*	Fitbit Inc. Class A	213,095	938
*	Garrett Motion Inc.	58,799	903
	Knoll Inc.	38,602	887
	Acushnet Holdings Corp.	32,592	856
	Standard Motor Products Inc.	18,845	854
*	Stoneridge Inc.	25,704	811
	Lennar Corp. Class B	20,188	777
	Seaboard Corp.	184	761
	Interface Inc. Class A	49,578	760
*	Cooper-Standard Holdings Inc.	16,107	738
	ACCO Brands Corp.	93,200	733
	Sturm Ruger & Co. Inc.	13,398	730
	Fresh Del Monte Produce Inc.	26,420	712
	MGP Ingredients Inc.	10,702	710
*	Glu Mobile Inc.	98,047	704
	Tupperware Brands Corp.	35,169	669
*	Levi Strauss & Co. Class A	30,840	644
*	M/I Homes Inc.	22,483	642
*	Malibu Boats Inc. Class A	15,980	621
^,*	YETI Holdings Inc.	21,372	619
	Andersons Inc.	21,975	599
*	Century Communities Inc.	20,940	557
*	William Lyon Homes Class A	29,337	535
	John B Sanfilippo & Son Inc.	6,629	528
*	Modine Manufacturing Co.	36,636	524
*	Sonos Inc.	45,551	517
*	GoPro Inc. Class A	93,976	513
	Phibro Animal Health Corp. Class A	16,146	513
	Tootsie Roll Industries Inc.	13,650	504
*	Vista Outdoor Inc.	55,818	496
	Kimball International Inc. Class B	28,351	494
*	Universal Electronics Inc.	11,838	486
*	Motorcar Parts of America Inc.	21,976	471
	Ethan Allen Interiors Inc.	21,722	457
	Tower International Inc.	21,891	427
^	National Beverage Corp.	9,342	417
	National Presto Industries Inc.	4,444	415
*	Fossil Group Inc.	35,826	412
	Tenneco Inc. Class A	36,473	404
*	American Outdoor Brands Corp.	44,247	399
^	Camping World Holdings Inc. Class A	29,682	369
	Movado Group Inc.	13,282	359
*	Primo Water Corp.	28,861	355

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Arlo Technologies Inc.	85,319	342
	Limoneira Co.	15,369	306
	Johnson Outdoors Inc. Class A	4,027	300
	Turning Point Brands Inc.	5,887	288
*	Vera Bradley Inc.	23,530	282
*	MasterCraft Boat Holdings Inc.	14,207	278
*	Craft Brew Alliance Inc.	19,202	269
*	Farmer Brothers Co.	15,114	247
	Clarus Corp.	15,469	223
	Hooker Furniture Corp.	10,600	219
*	elf Beauty Inc.	15,414	217
^,*	22nd Century Group Inc.	102,339	214
^,*	Akoustis Technologies Inc.	32,901	211
	Culp Inc.	10,880	207
	Titan International Inc.	41,927	205
^,*	Pyxus International Inc.	12,656	192
*	Lovesac Co.	6,163	191
*	Funko Inc. Class A	7,841	190
^,*	New Age Beverages Corp.	39,754	185
*	Seneca Foods Corp. Class A	6,515	181
*	ZAGG Inc.	26,018	181
	Bassett Furniture Industries Inc.	11,270	172
^,*	Revlon Inc. Class A	8,742	169
*	Unifi Inc.	9,207	167
*	Beazer Homes USA Inc.	17,277	166
	Rocky Brands Inc.	5,601	153
*	Greenlane Holdings Inc. Class A	15,421	148
	Superior Group of Cos. Inc.	8,001	137
	Weyco Group Inc.	4,901	131
	Flexsteel Industries Inc.	7,530	128
*	Delta Apparel Inc.	5,328	124
	Oil-Dri Corp. of America	3,586	122
*	Lifevantage Corp.	7,767	101
	Marine Products Corp.	6,508	100
	Strattec Security Corp.	3,216	78
	Alico Inc.	2,443	74
*	Central Garden & Pet Co. Class A	2,620	71
*	Lipocine Inc.	34,514	67
^,*	Reed’s Inc.	17,454	66
	Acme United Corp.	2,909	66
*	Nature’s Sunshine Products Inc.	6,506	60
*	Veru Inc.	27,777	59
^,*	Eastman Kodak Co.	24,089	58
^,*	Celsius Holdings Inc.	12,523	56
*	Core Molding Technologies Inc.	7,270	54
^,*	Castle Brands Inc.	109,557	51
	Escalade Inc.	4,321	50
*	Centric Brands Inc.	11,911	49
*	Shiloh Industries Inc.	9,553	47
	Lifetime Brands Inc.	4,913	46
^,*	cbdMD Inc.	7,102	42
	P&F Industries Inc. Class A	4,330	36
	Hamilton Beach Brands Holding Co. Class A	1,820	35
*	New Home Co. Inc.	8,756	34
^,*	Blink Charging Co.	11,833	32
	Kewaunee Scientific Corp.	1,646	32
*	Natural Alternatives International Inc.	2,268	26
*	Lifeway Foods Inc.	6,292	23
*	Sequential Brands Group Inc.	38,662	21
	Rocky Mountain Chocolate Factory Inc.	2,502	21
*	Lakeland Industries Inc.	1,557	17
*	Coffee Holding Co. Inc.	3,987	16
*	Charles & Colvard Ltd.	9,845	16
*	LS Starrett Co. Class A	2,347	16

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	US Auto Parts Network Inc.	12,416	16
*	RiceBran Technologies	3,756	11
*	Emerson Radio Corp.	10,209	11
*	Nova Lifestyle Inc.	11,428	8
*	Willamette Valley Vineyards Inc.	1,146	8
*	Dixie Group Inc.	13,246	8
*	Nautilus Inc.	3,296	7
*	JAKKS Pacific Inc.	9,154	6
*,§	NewStar Financial Inc. CVR	22,870	6
	Unique Fabricating Inc.	1,793	5
*,§	Corium CVR	24,181	4
	Crown Crafts Inc.	868	4
*	Zedge Inc. Class B	1,513	3
*	CTI Industries Corp.	691	2
*	Tandy Leather Factory Inc.	350	2
	Dean Foods Co.	1,981	2
*	Summer Infant Inc.	2,523	1
	Mannatech Inc.	40	1
*	Alpha Pro Tech Ltd.	135	—
			1,965,624
Consumer Services (8.3%)
*	Amazon.com Inc.	359,455	680,675
	Walt Disney Co.	1,545,703	215,842
	Home Depot Inc.	944,801	196,490
	Comcast Corp. Class A	3,891,154	164,518
*	Netflix Inc.	376,586	138,328
	McDonald’s Corp.	655,138	136,046
	Walmart Inc.	1,229,191	135,813
	Costco Wholesale Corp.	378,497	100,022
	Starbucks Corp.	989,381	82,940
*	Booking Holdings Inc.	37,339	70,000
	Lowe’s Cos. Inc.	687,616	69,387
	CVS Health Corp.	1,118,792	60,963
*	Charter Communications Inc. Class A	134,891	53,306
	TJX Cos. Inc.	988,198	52,256
	Target Corp.	443,051	38,373
	Walgreens Boots Alliance Inc.	664,902	36,350
	Marriott International Inc. Class A	242,401	34,006
	Ross Stores Inc.	320,133	31,732
	Dollar General Corp.	223,887	30,261
	Sysco Corp.	423,080	29,920
	Yum! Brands Inc.	264,563	29,279
	Delta Air Lines Inc.	505,031	28,661
	eBay Inc.	710,476	28,064
*	O’Reilly Automotive Inc.	68,055	25,134
	Hilton Worldwide Holdings Inc.	249,264	24,363
*	AutoZone Inc.	21,302	23,421
	McKesson Corp.	164,216	22,069
*	Dollar Tree Inc.	204,562	21,968
	Southwest Airlines Co.	426,299	21,647
	Las Vegas Sands Corp.	330,907	19,553
*	Chipotle Mexican Grill Inc. Class A	23,815	17,454
	Royal Caribbean Cruises Ltd.	143,802	17,430
*	United Airlines Holdings Inc.	191,909	16,802
*	Ulta Beauty Inc.	47,469	16,467
	Carnival Corp.	338,337	15,750
	Omnicom Group Inc.	188,286	15,430
	Kroger Co.	689,669	14,973
	CBS Corp. Class B	297,697	14,855
	Best Buy Co. Inc.	195,042	13,600
	Expedia Group Inc.	98,610	13,118
	Darden Restaurants Inc.	105,197	12,806
*	Copart Inc.	166,109	12,415
*	CarMax Inc.	142,938	12,411

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Liberty Broadband Corp.	113,737	11,854
	AmerisourceBergen Corp. Class A	134,342	11,454
	Tractor Supply Co.	103,775	11,291
	MGM Resorts International	391,230	11,177
	American Airlines Group Inc.	341,968	11,152
	Fox Corp. Class A	284,092	10,409
*	Norwegian Cruise Line Holdings Ltd.	184,378	9,888
	Domino’s Pizza Inc.	35,126	9,775
	Wynn Resorts Ltd.	78,333	9,713
*	Burlington Stores Inc.	57,010	9,700
	FactSet Research Systems Inc.	32,476	9,306
	Tiffany & Co.	99,297	9,298
	Viacom Inc. Class B	310,811	9,284
	Advance Auto Parts Inc.	58,786	9,061
*	Discovery Communications Inc.	291,394	8,290
*	Live Nation Entertainment Inc.	118,163	7,828
	Vail Resorts Inc.	34,690	7,742
	Interpublic Group of Cos. Inc.	333,896	7,543
*	Bright Horizons Family Solutions Inc.	49,939	7,534
	Aramark	208,099	7,504
*	DISH Network Corp. Class A	188,420	7,237
*	Altice USA Inc. Class A	295,385	7,193
*	Trade Desk Inc. Class A	31,298	7,129
	Service Corp. International	149,687	7,002
	Nielsen Holdings plc	307,655	6,953
	Alaska Air Group Inc.	105,076	6,715
	Kohl’s Corp.	140,649	6,688
^	Sirius XM Holdings Inc.	1,182,264	6,597
*	Liberty Media Corp-Liberty Formula One	175,954	6,582
^,*	Uber Technologies Inc.	141,591	6,567
*	ServiceMaster Global Holdings Inc.	115,802	6,032
*	GrubHub Inc.	77,280	6,027
*	Etsy Inc.	97,546	5,986
	Macy’s Inc.	268,633	5,765
*	Roku Inc.	63,148	5,720
*	Caesars Entertainment Corp.	481,949	5,697
	Fox Corp. Class B	155,747	5,689
*	Five Below Inc.	47,346	5,682
	Dunkin’ Brands Group Inc.	70,094	5,584
	News Corp. Class A	397,187	5,358
*	Planet Fitness Inc. Class A	72,371	5,243
*	Liberty Media Corp-Liberty SiriusXM Class C	136,502	5,184
	L Brands Inc.	197,420	5,153
	Sabre Corp.	231,679	5,143
	Cable One Inc.	4,376	5,124
	Rollins Inc.	140,560	5,042
	H&R Block Inc.	171,046	5,012
	Casey’s General Stores Inc.	31,658	4,938
*	Grand Canyon Education Inc.	41,233	4,825
*	JetBlue Airways Corp.	253,596	4,689
	Wyndham Hotels & Resorts Inc.	83,836	4,673
*	IAA Inc.	114,263	4,431
^	Williams-Sonoma Inc.	67,686	4,400
	Gap Inc.	242,701	4,361
*	TripAdvisor Inc.	93,479	4,327
*	Madison Square Garden Co. Class A	15,327	4,291
*	Qurate Retail Group Inc. QVC Group Class A	343,865	4,261
*	Discovery Communications Inc. Class A	130,794	4,015
	Foot Locker Inc.	95,739	4,013
*	Ollie’s Bargain Outlet Holdings Inc.	45,340	3,950
	New York Times Co. Class A	120,668	3,936
	Nexstar Media Group Inc. Class A	36,993	3,736
*	Chegg Inc.	96,236	3,714
	Cracker Barrel Old Country Store Inc.	20,665	3,528

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Aaron’s Inc.	56,511	3,470
*	Performance Food Group Co.	85,061	3,405
*	Liberty Broadband Corp. Class A	32,485	3,341
	Dolby Laboratories Inc. Class A	51,406	3,321
	Wyndham Destinations Inc.	75,454	3,312
	Marriott Vacations Worldwide Corp.	34,135	3,291
	Churchill Downs Inc.	28,547	3,285
	Cinemark Holdings Inc.	90,230	3,257
	Strategic Education Inc.	17,978	3,200
	Six Flags Entertainment Corp.	62,938	3,127
*	frontdoor Inc.	71,101	3,096
	Tribune Media Co. Class A	66,840	3,089
	Texas Roadhouse Inc. Class A	57,502	3,086
	Wendy’s Co.	153,179	2,999
	Nordstrom Inc.	93,232	2,970
*	Spirit Airlines Inc.	60,401	2,883
	Sinclair Broadcast Group Inc. Class A	53,386	2,863
	KAR Auction Services Inc.	114,263	2,857
	TEGNA Inc.	187,590	2,842
*	BJ’s Wholesale Club Holdings Inc.	107,084	2,827
*	AutoNation Inc.	66,585	2,793
	Extended Stay America Inc.	165,146	2,789
	Choice Hotels International Inc.	32,048	2,789
*	LiveRamp Holdings Inc.	56,901	2,759
	World Wrestling Entertainment Inc. Class A	37,456	2,705
	SkyWest Inc.	43,094	2,615
*	Liberty Media Corp-Liberty SiriusXM Class A	67,613	2,556
	AMERCO	6,723	2,545
*	Hilton Grand Vacations Inc.	78,172	2,487
	Hyatt Hotels Corp. Class A	32,349	2,463
	Wingstop Inc.	25,826	2,447
*	Carvana Co. Class A	38,883	2,434
	Morningstar Inc.	16,788	2,428
^,*	Lyft Inc. Class A	36,093	2,372
	Graham Holdings Co. Class B	3,422	2,361
^,*	Eldorado Resorts Inc.	50,838	2,342
	American Eagle Outfitters Inc.	137,058	2,316
	Monro Inc.	26,692	2,277
*	Yelp Inc. Class A	65,622	2,243
*	Adtalem Global Education Inc.	49,263	2,219
*	Floor & Decor Holdings Inc. Class A	52,476	2,199
*	Liberty Expedia Holdings Inc. Class A	45,289	2,164
*	Murphy USA Inc.	25,339	2,129
	Lithia Motors Inc. Class A	17,884	2,124
*	Cargurus Inc.	58,281	2,105
*	AMC Networks Inc. Class A	38,325	2,088
*	Sotheby’s	35,330	2,054
	Dick’s Sporting Goods Inc.	55,847	1,934
*	Sprouts Farmers Market Inc.	101,028	1,908
*	Penn National Gaming Inc.	98,666	1,900
	Meredith Corp.	33,925	1,868
	Hillenbrand Inc.	47,045	1,862
*	National Vision Holdings Inc.	59,223	1,820
	Boyd Gaming Corp.	65,480	1,764
*	RH	14,988	1,733
	John Wiley & Sons Inc. Class A	37,574	1,723
	Jack in the Box Inc.	21,148	1,721
*	Avis Budget Group Inc.	48,755	1,714
	Core-Mark Holding Co. Inc.	42,007	1,669
*	Shake Shack Inc. Class A	21,499	1,552
*	Shutterfly Inc.	30,596	1,547
	Allegiant Travel Co. Class A	10,742	1,542
	Bloomin’ Brands Inc.	80,665	1,525
*	Simply Good Foods Co.	60,269	1,451

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Cheesecake Factory Inc.	33,120	1,448
*	Laureate Education Inc. Class A	90,999	1,430
*	Groupon Inc. Class A	398,513	1,427
	Penske Automotive Group Inc.	30,060	1,422
*	Asbury Automotive Group Inc.	16,736	1,412
*	Chewy Inc.	39,850	1,395
*	SeaWorld Entertainment Inc.	43,685	1,354
	Dave & Buster’s Entertainment Inc.	33,057	1,338
*	Sally Beauty Holdings Inc.	99,277	1,324
	Dine Brands Global Inc.	13,779	1,316
	Lions Gate Entertainment Corp. Class A	105,619	1,294
	Brinker International Inc.	32,625	1,284
*	Urban Outfitters Inc.	54,708	1,245
	Bed Bath & Beyond Inc.	106,376	1,236
	Children’s Place Inc.	12,819	1,223
	Group 1 Automotive Inc.	14,913	1,221
	Red Rock Resorts Inc. Class A	56,182	1,207
*	Career Education Corp.	62,065	1,184
*	Cars.com Inc.	59,046	1,164
*	Clear Channel Outdoor Holdings Inc.	246,113	1,162
^,*	Stitch Fix Inc. Class A	35,623	1,140
	Hawaiian Holdings Inc.	41,483	1,138
*	Gray Television Inc.	68,792	1,128
	Viad Corp.	16,266	1,077
	PriceSmart Inc.	20,916	1,069
	Designer Brands Inc. Class A	55,521	1,064
*	Rent-A-Center Inc.	39,179	1,043
*	Denny’s Corp.	49,923	1,025
*	MSG Networks Inc.	49,247	1,021
*	K12 Inc.	33,139	1,008
*	Liberty Media Corp-Liberty Formula One Class A	26,954	967
	Office Depot Inc.	459,951	948
*	Herc Holdings Inc.	20,604	944
*	Upwork Inc.	56,348	906
	Abercrombie & Fitch Co.	55,938	897
	Big Lots Inc.	31,305	896
	Matthews International Corp. Class A	25,687	895
*	Scientific Games Corp.	44,316	878
	International Speedway Corp. Class A	19,386	870
	Signet Jewelers Ltd.	47,950	857
*	ANGI Homeservices Inc. Class A	65,494	852
*	Chefs’ Warehouse Inc.	24,217	849
*	Liberty Media Corp-Liberty Braves	30,197	845
	Papa John’s International Inc.	18,712	837
*	Weight Watchers International Inc.	42,403	810
^,*	Trupanion Inc.	22,008	795
	EW Scripps Co. Class A	50,961	779
*	Boot Barn Holdings Inc.	21,819	778
	Gannett Co. Inc.	95,028	775
	Guess? Inc.	46,911	758
*	Liberty TripAdvisor Holdings Inc. Class A	60,247	747
^,*	Hertz Global Holdings Inc.	46,670	745
*	Stamps.com Inc.	15,804	715
	BJ’s Restaurants Inc.	16,148	710
*	QuinStreet Inc.	44,659	708
*	Quotient Technology Inc.	65,116	699
	Entercom Communications Corp. Class A	115,505	670
*	Genesco Inc.	15,565	658
	Scholastic Corp.	19,291	641
	Caleres Inc.	31,977	637
*	Houghton Mifflin Harcourt Co.	108,669	626
^	Dillard’s Inc. Class A	10,001	623
*	Twin River Worldwide Holdings Inc.	18,659	555
*	Michaels Cos. Inc.	63,012	548

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	SP Plus Corp.	16,957	541
	Marcus Corp.	16,388	540
	News Corp. Class B	38,252	534
*	Providence Service Corp.	9,261	531
	Ruth’s Hospitality Group Inc.	22,138	503
*	TechTarget Inc.	23,551	500
*	TrueCar Inc.	89,707	490
^	GameStop Corp. Class A	86,894	475
	Sonic Automotive Inc. Class A	20,175	471
	Weis Markets Inc.	12,510	456
	New Media Investment Group Inc.	48,154	455
	Chico’s FAS Inc.	130,290	439
*	BrightView Holdings Inc.	23,367	437
*	Regis Corp.	26,267	436
	Buckle Inc.	24,717	428
*	Lindblad Expeditions Holdings Inc.	23,729	426
*	America’s Car-Mart Inc.	4,944	426
*	Diplomat Pharmacy Inc.	69,300	422
	National CineMedia Inc.	63,500	417
*	PlayAGS Inc.	21,026	409
	AMC Entertainment Holdings Inc. Class A	43,805	409
*	Zumiez Inc.	15,608	407
^	Rite Aid Corp.	50,099	401
*	Grocery Outlet Holding Corp.	11,856	390
	Ingles Markets Inc. Class A	12,459	388
*	Monarch Casino & Resort Inc.	8,772	375
*	United Natural Foods Inc.	41,468	372
*	American Public Education Inc.	12,468	369
*	Del Taco Restaurants Inc.	28,499	365
^,*	Overstock.com Inc.	26,177	356
*	Titan Machinery Inc.	17,060	351
*	MarineMax Inc.	21,308	350
*	Revolve Group Inc.	10,070	347
*	Fiesta Restaurant Group Inc.	26,164	344
	Winmark Corp.	1,972	341
	Carriage Services Inc. Class A	17,895	340
*	1-800-Flowers.com Inc. Class A	17,410	329
*	Chuy’s Holdings Inc.	14,128	324
*	Party City Holdco Inc.	43,830	321
*	Clean Energy Fuels Corp.	119,319	319
^,*	Waitr Holdings Inc.	48,625	306
^,*	Lumber Liquidators Holdings Inc.	26,322	304
	SpartanNash Co.	25,954	303
*	Rubicon Project Inc.	46,279	294
	Speedway Motorsports Inc.	15,861	294
*	Drive Shack Inc.	61,789	290
^,*	JC Penney Co. Inc.	251,014	286
	Shoe Carnival Inc.	10,365	286
*	Red Robin Gourmet Burgers Inc.	9,339	286
*	Hemisphere Media Group Inc. Class A	22,025	285
*	Avid Technology Inc.	31,062	283
	Haverty Furniture Cos. Inc.	16,034	273
*	At Home Group Inc.	39,996	266
*	Century Casinos Inc.	27,263	264
	Tailored Brands Inc.	45,800	264
	Emerald Expositions Events Inc.	23,449	261
*	PCM Inc.	7,316	256
*	comScore Inc.	49,031	253
^	PetMed Express Inc.	16,075	252
	Lions Gate Entertainment Corp. Class B	21,408	249
*	Cumulus Media Inc. Class A	13,227	245
*	Care.com Inc.	21,774	239
	Entravision Communications Corp. Class A	74,703	233
*	Hibbett Sports Inc.	12,690	231

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Conn’s Inc.	12,922	230
	Cato Corp. Class A	18,491	228
*	Liberty Media Corp-Liberty Braves	8,013	223
*	MDC Partners Inc. Class A	87,287	220
	Nathan’s Famous Inc.	2,809	219
	Tilly’s Inc. Class A	28,157	215
*	Express Inc.	75,700	207
*	Habit Restaurants Inc. Class A	19,624	206
*	Potbelly Corp.	39,800	203
*	Digital Turbine Inc.	39,213	196
*	GNC Holdings Inc. Class A	130,700	196
*	Mesa Air Group Inc.	21,400	196
	Barnes & Noble Inc.	28,823	193
*	Carrols Restaurant Group Inc.	21,342	193
	Village Super Market Inc. Class A	7,208	191
*	El Pollo Loco Holdings Inc.	16,271	173
*	Daily Journal Corp.	718	171
*	Boston Omaha Corp. Class A	7,295	169
*	Biglari Holdings Inc. Class B	1,592	165
*	Golden Entertainment Inc.	11,600	162
*	Select Interior Concepts Inc. Class A	13,592	158
	Citi Trends Inc.	10,254	150
*	Liquidity Services Inc.	24,357	148
*	Noodles & Co. Class A	18,267	144
	Tile Shop Holdings Inc.	35,549	142
	Saga Communications Inc. Class A	4,438	139
	RCI Hospitality Holdings Inc.	7,914	139
*	J Alexander’s Holdings Inc.	12,226	137
*	Sportsman’s Warehouse Holdings Inc.	35,095	133
*	Del Frisco’s Restaurant Group Inc.	16,513	131
*	Container Store Group Inc.	16,961	124
	Collectors Universe Inc.	5,764	123
	Tribune Publishing Co.	15,297	122
*	Duluth Holdings Inc.	8,908	121
*	Reading International Inc. Class A	8,634	112
*	Lands’ End Inc.	8,994	110
*	A-Mark Precious Metals Inc.	7,716	101
*	Red Lion Hotels Corp.	13,715	98
*	Natural Grocers by Vitamin Cottage Inc.	9,195	92
^,*	Hertz Global Holdings Inc. Rights Exp. 07/12/2019	46,670	91
*	Fluent Inc.	16,860	91
*	Marchex Inc. Class B	18,637	88
*	Tuesday Morning Corp.	50,795	86
*	Barnes & Noble Education Inc.	25,380	85
*	Zovio Inc. Class A	22,039	79
^,*	HF Foods Group Inc.	2,087	73
*	Leaf Group Ltd.	9,644	71
*	Vitamin Shoppe Inc.	17,858	70
*	Travelzoo	3,978	61
	AH Belo Corp. Class A	16,371	60
*	Urban One Inc.	28,868	57
	Townsquare Media Inc. Class A	9,269	50
*	RealReal Inc.	1,627	47
*	RTW RetailWinds Inc.	27,323	46
*	Ascena Retail Group Inc.	72,000	44
*	Destination XL Group Inc.	24,679	43
*	Alkaline Water Co. Inc.	17,626	38
^,*	Social Reality Inc. Class A	7,476	35
^,*	Youngevity International Inc.	5,128	29
	Ark Restaurants Corp.	1,320	27
*	Gaia Inc. Class A	3,502	27
*	RealNetworks Inc.	13,821	26
	J. Jill Inc.	12,524	25
	CSS Industries Inc.	4,951	24

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Educational Development Corp.	3,375	24
*	Gray Television Inc. Class A	1,402	22
*	HyreCar Inc.	4,783	20
*	Global Eagle Entertainment Inc.	29,259	19
*	Interpace Diagnostics Group Inc.	25,300	18
^	Stage Stores Inc.	23,145	18
*	Full House Resorts Inc.	9,186	17
	Beasley Broadcast Group Inc. Class A	5,320	17
*	Stein Mart Inc.	19,335	17
^,*	Fred’s Inc. Class A	33,823	17
*	EVINE Live Inc.	36,650	16
*	Remark Holdings Inc.	18,525	16
*	ONE Group Hospitality Inc.	4,720	15
^,*	Net Element Inc.	2,722	12
*	EverQuote Inc. Class A	954	12
*	AutoWeb Inc.	3,439	12
*	Sears Hometown and Outlet Stores Inc.	5,059	12
*	Lee Enterprises Inc.	5,251	12
	Big 5 Sporting Goods Corp.	5,818	11
*	Luby’s Inc.	10,198	11
*	VistaGen Therapeutics Inc.	15,023	11
*	LiveXLive Media Inc.	2,448	10
	TheStreet Inc.	1,572	10
*	Purple Innovation Inc.	1,381	9
*,§	A Schulman Inc. CVR	20,412	9
*	Insignia Systems Inc.	8,283	9
*	Diversified Restaurant Holdings Inc.	11,044	8
*	Town Sports International Holdings Inc.	3,649	8
	Peak Resorts Inc.	1,574	8
*	Build-A-Bear Workshop Inc.	1,327	7
^,*	Ifresh Inc.	5,622	7
*	McClatchy Co. Class A	2,498	7
*	Rave Restaurant Group Inc.	2,082	6
*	Famous Dave’s of America Inc.	1,407	6
	FAT Brands Inc.	1,492	6
^,*	Blue Apron Holdings Inc. Class A	906	6
	Salem Media Group Inc. Class A	1,621	4
*	Good Times Restaurants Inc.	1,675	3
*	Emmis Communications Corp. Class A	575	3
*	Live Ventures Inc.	372	3
	Chicken Soup For The Soul Entertainment Inc.	296	2
*	Genius Brands International Inc.	1,479	2
*	Profire Energy Inc.	1,221	2
*	Valeritas Holdings Inc.	644	2
*	Eastside Distilling Inc.	329	2
*	SPAR Group Inc.	1,965	1
*	Destination Maternity Corp.	888	1
*	Harte-Hanks Inc.	400	1
*	BioHiTech Global Inc.	490	1
*	Urban One Inc. Class A	200	—
	Dover Motorsports Inc.	87	—
*,§	Adolor Corp. Rights Exp. 07/01/2019	34,581	—
			3,469,929
Financials (11.6%)
*	Berkshire Hathaway Inc. Class B	1,547,535	329,888
	JPMorgan Chase & Co.	2,637,724	294,898
	Visa Inc. Class A	1,490,285	258,639
	Bank of America Corp.	7,342,249	212,925
	Mastercard Inc. Class A	779,738	206,264
	Wells Fargo & Co.	3,464,981	163,963
	Citigroup Inc.	1,987,766	139,203
	American Tower Corp.	379,305	77,549
	American Express Co.	540,477	66,716
	US Bancorp	1,226,537	64,271

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Goldman Sachs Group Inc.	299,335	61,244
	CME Group Inc.	307,491	59,687
	Chubb Ltd.	334,453	49,262
	S&P Global Inc.	211,439	48,164
	PNC Financial Services Group Inc.	349,529	47,983
	Morgan Stanley	1,092,949	47,882
	Crown Castle International Corp.	357,369	46,583
	Marsh & McLennan Cos. Inc.	439,515	43,842
	BlackRock Inc.	93,169	43,724
	Prologis Inc.	544,911	43,647
	Charles Schwab Corp.	1,039,934	41,795
	Intercontinental Exchange Inc.	485,823	41,752
	Simon Property Group Inc.	252,505	40,340
	Progressive Corp.	502,395	40,156
	Aon plc	207,313	40,007
	American International Group Inc.	745,642	39,728
	Capital One Financial Corp.	403,074	36,575
	Equinix Inc.	72,071	36,345
	Aflac Inc.	640,248	35,092
	Prudential Financial Inc.	346,943	35,041
	BB&T Corp.	663,962	32,620
	Bank of New York Mellon Corp.	737,024	32,540
	Travelers Cos. Inc.	212,977	31,844
	MetLife Inc.	614,884	30,541
	Public Storage	127,176	30,290
	Allstate Corp.	286,837	29,168
	Welltower Inc.	352,399	28,731
	Moody’s Corp.	137,622	26,879
*	Berkshire Hathaway Inc. Class A	79	25,150
	Equity Residential	321,227	24,388
	AvalonBay Communities Inc.	119,373	24,254
	SunTrust Banks Inc.	379,091	23,826
*	SBA Communications Corp. Class A	96,659	21,733
	Ventas Inc.	316,838	21,656
	Discover Financial Services	277,569	21,537
	T. Rowe Price Group Inc.	192,290	21,096
*	IHS Markit Ltd.	329,878	21,020
	Digital Realty Trust Inc.	178,406	21,014
	Synchrony Financial	559,614	19,402
	M&T Bank Corp.	110,863	18,854
	Realty Income Corp.	271,044	18,694
	Fifth Third Bancorp	625,295	17,446
	Hartford Financial Services Group Inc.	307,817	17,152
	Boston Properties Inc.	131,735	16,994
	State Street Corp.	303,057	16,989
	Weyerhaeuser Co.	636,433	16,764
	Ameriprise Financial Inc.	114,706	16,651
	Essex Property Trust Inc.	56,312	16,439
	MSCI Inc. Class A	68,410	16,336
	Northern Trust Corp.	176,988	15,929
	KeyCorp	858,290	15,235
*	CBRE Group Inc. Class A	272,772	13,993
	Equifax Inc.	103,219	13,959
	First Republic Bank	142,284	13,894
	Principal Financial Group Inc.	239,592	13,877
	Arthur J Gallagher & Co.	157,895	13,830
	Citizens Financial Group Inc.	390,352	13,803
	Cincinnati Financial Corp.	132,846	13,772
	Alexandria Real Estate Equities Inc.	96,741	13,649
	HCP Inc.	411,334	13,154
	Regions Financial Corp.	860,377	12,854
	Huntington Bancshares Inc.	888,231	12,275
*	Arch Capital Group Ltd.	330,012	12,237
*	Markel Corp.	11,218	12,223

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Loews Corp.	222,184	12,147
	WP Carey Inc.	146,579	11,899
	TD Ameritrade Holding Corp.	237,262	11,844
	Mid-America Apartment Communities Inc.	98,784	11,633
	Host Hotels & Resorts Inc.	630,948	11,496
	Annaly Capital Management Inc.	1,244,546	11,363
	UDR Inc.	252,155	11,319
	KKR & Co. Inc. Class A	441,637	11,160
	Lincoln National Corp.	172,175	11,097
	Extra Space Storage Inc.	104,179	11,053
	Ally Financial Inc.	339,404	10,518
	Cboe Global Markets Inc.	95,603	9,907
*	SVB Financial Group	44,041	9,891
	Duke Realty Corp.	309,484	9,783
	MarketAxess Holdings Inc.	30,405	9,773
	Invitation Homes Inc.	359,783	9,617
	Nasdaq Inc.	99,780	9,596
	Regency Centers Corp.	143,347	9,567
	Comerica Inc.	130,115	9,452
	Vornado Realty Trust	146,287	9,377
	E*TRADE Financial Corp.	208,539	9,301
	Sun Communities Inc.	72,428	9,285
	Raymond James Financial Inc.	107,896	9,123
	Fidelity National Financial Inc.	225,742	9,097
	VICI Properties Inc.	399,668	8,809
	Everest Re Group Ltd.	34,585	8,549
	Camden Property Trust	81,816	8,541
	Reinsurance Group of America Inc. Class A	54,118	8,444
	Franklin Resources Inc.	241,048	8,388
	Equity LifeStyle Properties Inc.	68,932	8,364
	Federal Realty Investment Trust	63,754	8,209
*	Alleghany Corp.	11,656	7,939
	WR Berkley Corp.	117,282	7,732
	Iron Mountain Inc.	244,975	7,668
	VEREIT Inc.	847,156	7,633
	Torchmark Corp.	83,937	7,509
	AGNC Investment Corp.	446,099	7,503
	National Retail Properties Inc.	139,702	7,406
	Western Union Co.	372,283	7,405
	Zions Bancorp NA	153,243	7,046
	Invesco Ltd.	342,437	7,006
	Gaming and Leisure Properties Inc.	175,049	6,823
	Brown & Brown Inc.	203,140	6,805
	RenaissanceRe Holdings Ltd.	38,076	6,778
	Voya Financial Inc.	122,412	6,769
	Omega Healthcare Investors Inc.	181,353	6,665
	Kilroy Realty Corp.	86,313	6,371
	Kimco Realty Corp.	341,954	6,319
	SEI Investments Co.	112,391	6,305
	Liberty Property Trust	125,525	6,281
	Apartment Investment & Management Co.	121,089	6,069
	American Financial Group Inc.	57,790	5,922
	Lamar Advertising Co. Class A	73,204	5,908
	Medical Properties Trust Inc.	336,196	5,863
	East West Bancorp Inc.	124,102	5,804
	SL Green Realty Corp.	72,181	5,801
	STORE Capital Corp.	173,596	5,762
*	Athene Holding Ltd. Class A	132,169	5,691
	People’s United Financial Inc.	334,029	5,605
	Erie Indemnity Co. Class A	22,016	5,598
	CyrusOne Inc.	96,750	5,584
	Douglas Emmett Inc.	139,332	5,551
	LPL Financial Holdings Inc.	67,983	5,545
	Assurant Inc.	51,826	5,513

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Old Republic International Corp.	245,387	5,492
	New Residential Investment Corp.	356,171	5,481
	Jones Lang LaSalle Inc.	38,827	5,463
	Unum Group	162,253	5,444
	CubeSmart	162,428	5,432
	Signature Bank	44,877	5,423
	American Campus Communities Inc.	117,457	5,422
	American Homes 4 Rent Class A	221,730	5,390
	AXA Equitable Holdings Inc.	255,813	5,347
	Americold Realty Trust	163,373	5,297
	Starwood Property Trust Inc.	229,800	5,221
	Commerce Bancshares Inc.	84,939	5,067
*	Credit Acceptance Corp.	10,455	5,058
*	GCI Liberty Inc. Class A	82,024	5,041
*	Howard Hughes Corp.	39,370	4,876
	First American Financial Corp.	90,496	4,860
	Healthcare Trust of America Inc. Class A	174,508	4,787
	EPR Properties	64,092	4,781
	Park Hotels & Resorts Inc.	173,406	4,779
	Brixmor Property Group Inc.	262,641	4,696
	Kemper Corp.	53,148	4,586
	Cousins Properties Inc.	126,636	4,580
	Cullen/Frost Bankers Inc.	48,347	4,528
	Popular Inc.	82,883	4,496
	Hanover Insurance Group Inc.	34,579	4,436
	Synovus Financial Corp.	125,490	4,392
	Primerica Inc.	36,378	4,364
	Hudson Pacific Properties Inc.	130,545	4,343
^,*	Zillow Group Inc.	93,417	4,334
	CIT Group Inc.	81,884	4,302
	JBG SMITH Properties	108,528	4,270
	Affiliated Managers Group Inc.	44,709	4,119
	Macerich Co.	122,603	4,106
	Axis Capital Holdings Ltd.	68,505	4,086
	Radian Group Inc.	178,111	4,070
	Eaton Vance Corp.	94,237	4,064
*	MGIC Investment Corp.	303,157	3,983
	PacWest Bancorp	102,401	3,976
	First Horizon National Corp.	265,515	3,964
	First Industrial Realty Trust Inc.	107,508	3,950
	Jefferies Financial Group Inc.	202,438	3,893
	Life Storage Inc.	40,637	3,864
	Blackstone Mortgage Trust Inc. Class A	108,333	3,854
	Webster Financial Corp.	79,454	3,796
	Prosperity Bancshares Inc.	57,171	3,776
	Sterling Bancorp	176,469	3,755
	New York Community Bancorp Inc.	375,793	3,750
*	Essent Group Ltd.	79,797	3,750
	Selective Insurance Group Inc.	49,901	3,737
*	Brighthouse Financial Inc.	99,564	3,653
*	Western Alliance Bancorp	81,392	3,640
	Lazard Ltd. Class A	105,736	3,636
	Highwoods Properties Inc.	87,663	3,620
	Pinnacle Financial Partners Inc.	62,494	3,592
	IBERIABANK Corp.	47,286	3,587
	CoreSite Realty Corp.	31,111	3,583
	Spirit Realty Capital Inc.	83,736	3,572
	EastGroup Properties Inc.	30,725	3,563
	FirstCash Inc.	35,599	3,561
	Wintrust Financial Corp.	48,445	3,544
	Rexford Industrial Realty Inc.	87,680	3,540
	Assured Guaranty Ltd.	84,059	3,537
	Healthcare Realty Trust Inc.	112,615	3,527
	Hospitality Properties Trust	138,521	3,463

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	First Financial Bankshares Inc.	110,376	3,398
	SLM Corp.	349,110	3,393
	Rayonier Inc.	110,644	3,353
	Stifel Financial Corp.	56,470	3,335
	Ryman Hospitality Properties Inc.	40,501	3,284
	FNB Corp.	276,125	3,250
	Interactive Brokers Group Inc.	59,833	3,243
	United Bankshares Inc.	87,111	3,231
	STAG Industrial Inc.	104,945	3,174
	Equity Commonwealth	97,355	3,166
	Pebblebrook Hotel Trust	111,750	3,149
	Umpqua Holdings Corp.	188,697	3,130
	Outfront Media Inc.	120,811	3,116
	Sabra Health Care REIT Inc.	157,493	3,101
	Bank OZK	102,665	3,089
	RLI Corp.	35,539	3,046
	Glacier Bancorp Inc.	74,152	3,007
	Janus Henderson Group plc	140,303	3,002
	Hancock Whitney Corp.	74,536	2,986
	First Hawaiian Inc.	114,527	2,963
	Chimera Investment Corp.	156,623	2,955
	Associated Banc-Corp	139,372	2,946
	Weingarten Realty Investors	107,134	2,938
	TCF Financial Corp.	139,505	2,900
	Two Harbors Investment Corp.	226,059	2,864
	Community Bank System Inc.	43,431	2,860
	Bank of Hawaii Corp.	34,224	2,838
	Navient Corp.	207,261	2,829
	Valley National Bancorp	260,562	2,809
	Apple Hospitality REIT Inc.	176,685	2,802
	BankUnited Inc.	82,334	2,778
	Physicians Realty Trust	158,961	2,772
	Federated Investors Inc. Class B	85,271	2,771
	PS Business Parks Inc.	16,438	2,770
	Legg Mason Inc.	71,592	2,741
	National Health Investors Inc.	35,048	2,735
	Terreno Realty Corp.	55,556	2,724
	White Mountains Insurance Group Ltd.	2,663	2,720
	MFA Financial Inc.	377,251	2,709
*	LendingTree Inc.	6,424	2,698
	Sunstone Hotel Investors Inc.	195,912	2,686
*	Texas Capital Bancshares Inc.	43,430	2,665
	UMB Financial Corp.	40,397	2,659
	RLJ Lodging Trust	147,226	2,612
	Home BancShares Inc.	135,239	2,605
	CenterState Bank Corp.	112,938	2,601
	Chemical Financial Corp.	63,143	2,596
	Evercore Inc. Class A	29,059	2,574
	Old National Bancorp	154,153	2,557
	CVB Financial Corp.	121,495	2,555
	Corporate Office Properties Trust	96,813	2,553
	Paramount Group Inc.	182,184	2,552
	Fulton Financial Corp.	148,728	2,435
	BancorpSouth Bank	83,818	2,434
	Washington Federal Inc.	68,156	2,381
	Cathay General Bancorp	66,224	2,378
	CNO Financial Group Inc.	141,711	2,364
	Apollo Commercial Real Estate Finance Inc.	127,293	2,341
	Atlantic Union Bankshares Corp.	65,603	2,318
	Independent Bank Corp.	30,198	2,300
	South State Corp.	31,013	2,285
	Empire State Realty Trust Inc.	152,771	2,263
	Cadence BanCorp Class A	108,164	2,250
	OneMain Holdings Inc.	65,742	2,223

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	International Bancshares Corp.	58,834	2,219
	First Financial Bancorp	90,627	2,195
	Columbia Banking System Inc.	60,187	2,178
	American Equity Investment Life Holding Co.	79,841	2,168
	Columbia Property Trust Inc.	104,276	2,163
	Piedmont Office Realty Trust Inc. Class A	108,236	2,157
	CoreCivic Inc.	103,738	2,154
	First BanCorp	193,153	2,132
	PotlatchDeltic Corp.	54,598	2,128
	QTS Realty Trust Inc. Class A	46,078	2,128
	Argo Group International Holdings Ltd.	28,702	2,125
	Retail Properties of America Inc.	180,651	2,124
	Kennedy-Wilson Holdings Inc.	102,975	2,118
	Santander Consumer USA Holdings Inc.	88,165	2,112
	GEO Group Inc.	100,539	2,112
*	Zillow Group Inc. Class A	45,805	2,096
	Investors Bancorp Inc.	187,538	2,091
	Brandywine Realty Trust	145,113	2,078
*	Green Dot Corp. Class A	42,399	2,073
	Senior Housing Properties Trust	248,085	2,052
	Taubman Centers Inc.	50,189	2,049
	WesBanco Inc.	52,951	2,041
	Xenia Hotels & Resorts Inc.	97,330	2,029
	Colony Capital Inc.	405,130	2,026
	First Midwest Bancorp Inc.	98,905	2,025
	Acadia Realty Trust	73,314	2,007
	American Assets Trust Inc.	41,997	1,979
	First Citizens BancShares Inc. Class A	4,370	1,968
	Agree Realty Corp.	30,333	1,943
	BOK Financial Corp.	25,271	1,907
	CareTrust REIT Inc.	79,610	1,893
	Ameris Bancorp	47,885	1,877
	United Community Banks Inc.	65,130	1,860
	DiamondRock Hospitality Co.	179,760	1,859
*	Enstar Group Ltd.	10,403	1,813
	WSFS Financial Corp.	43,839	1,811
	Lexington Realty Trust	191,237	1,800
*	Cannae Holdings Inc.	61,792	1,791
	Invesco Mortgage Capital Inc.	110,013	1,773
	LegacyTexas Financial Group Inc.	43,389	1,766
	Trustmark Corp.	52,771	1,755
	Washington REIT	64,767	1,731
	Ladder Capital Corp. Class A	104,201	1,731
	Simmons First National Corp. Class A	74,384	1,730
	Urban Edge Properties	99,481	1,724
	Towne Bank	62,816	1,714
	Four Corners Property Trust Inc.	62,274	1,702
	Great Western Bancorp Inc.	47,641	1,702
	Retail Opportunity Investments Corp.	98,971	1,695
	Renasant Corp.	46,460	1,670
	ProAssurance Corp.	46,045	1,663
	First Merchants Corp.	43,862	1,662
	Independent Bank Group Inc.	30,229	1,661
*	NMI Holdings Inc. Class A	57,570	1,634
	Northwest Bancshares Inc.	91,855	1,618
	Capitol Federal Financial Inc.	116,460	1,604
	Mack-Cali Realty Corp.	68,466	1,595
	Banner Corp.	29,418	1,593
	SITE Centers Corp.	120,230	1,592
	Pacific Premier Bancorp Inc.	51,100	1,578
	Kinsale Capital Group Inc.	17,242	1,577
*	Genworth Financial Inc. Class A	422,282	1,567
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	55,530	1,565
	First Interstate BancSystem Inc. Class A	39,060	1,547

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	LTC Properties Inc.	33,852	1,546
	Ares Management Corp.	58,700	1,536
	Hope Bancorp Inc.	111,219	1,533
*	eHealth Inc.	17,651	1,520
	Mercury General Corp.	23,950	1,497
	National Storage Affiliates Trust	51,531	1,491
	Heartland Financial USA Inc.	33,183	1,484
	Horace Mann Educators Corp.	36,526	1,472
	Westamerica Bancorporation	23,815	1,467
*	Cushman & Wakefield plc	81,914	1,465
	ServisFirst Bancshares Inc.	42,589	1,459
	Eagle Bancorp Inc.	26,878	1,455
	Global Net Lease Inc.	73,505	1,442
	Uniti Group Inc.	150,597	1,431
	National General Holdings Corp.	61,520	1,411
	Moelis & Co. Class A	40,230	1,406
	Virtu Financial Inc. Class A	64,347	1,401
	HFF Inc. Class A	30,663	1,395
	Brookfield Property REIT Inc. Class A	72,905	1,377
	Alexander & Baldwin Inc.	59,330	1,371
	Houlihan Lokey Inc. Class A	30,539	1,360
	NBT Bancorp Inc.	35,530	1,333
	PennyMac Mortgage Investment Trust	60,985	1,331
	Redwood Trust Inc.	80,168	1,325
	Tanger Factory Outlet Centers Inc.	81,316	1,318
	Walker & Dunlop Inc.	24,744	1,317
	Chesapeake Lodging Trust	46,182	1,313
*	LendingClub Corp.	398,720	1,308
	Hilltop Holdings Inc.	61,363	1,305
	Newmark Group Inc. Class A	141,868	1,274
	BGC Partners Inc. Class A	238,143	1,245
*	Axos Financial Inc.	44,785	1,220
	First Busey Corp.	44,999	1,188
	Provident Financial Services Inc.	48,995	1,188
	First Commonwealth Financial Corp.	88,077	1,186
	Kite Realty Group Trust	77,745	1,176
	Colony Credit Real Estate Inc.	75,357	1,168
	Artisan Partners Asset Management Inc. Class A	42,434	1,168
	Veritex Holdings Inc.	44,877	1,165
	Park National Corp.	11,709	1,164
	Industrial Logistics Properties Trust	55,767	1,161
	Safety Insurance Group Inc.	12,173	1,158
	Berkshire Hills Bancorp Inc.	36,800	1,155
	Easterly Government Properties Inc.	62,738	1,136
*	Redfin Corp.	62,945	1,132
*	Seacoast Banking Corp. of Florida	44,354	1,128
	Cohen & Steers Inc.	21,933	1,128
	FGL Holdings	134,259	1,128
	Monmouth Real Estate Investment Corp.	83,130	1,126
	OFG Bancorp	47,383	1,126
	Summit Hotel Properties Inc.	97,548	1,119
^	Seritage Growth Properties Class A	25,754	1,106
	City Holding Co.	14,498	1,106
	Office Properties Income Trust	41,826	1,099
	Clearway Energy Inc.	64,953	1,095
	American Finance Trust Inc.	99,800	1,088
	New York Mortgage Trust Inc.	175,071	1,085
	BancFirst Corp.	19,215	1,070
	OceanFirst Financial Corp.	43,029	1,069
	Employers Holdings Inc.	25,275	1,068
	Waddell & Reed Financial Inc. Class A	63,737	1,063
	James River Group Holdings Ltd.	22,639	1,062
	Kearny Financial Corp.	79,717	1,059
	Hamilton Lane Inc. Class A	18,564	1,059

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	First Bancorp	28,478	1,037
^	Innovative Industrial Properties Inc.	8,392	1,037
	American National Insurance Co.	8,821	1,027
	AMERISAFE Inc.	16,017	1,021
	Lakeland Financial Corp.	21,460	1,005
	TPG RE Finance Trust Inc.	51,850	1,000
*	PRA Group Inc.	34,750	978
	S&T Bancorp Inc.	25,952	973
	Tompkins Financial Corp.	11,757	959
	Sandy Spring Bancorp Inc.	27,375	955
	Boston Private Financial Holdings Inc.	78,736	950
	Enterprise Financial Services Corp.	22,647	942
*	World Acceptance Corp.	5,632	924
	ARMOUR Residential REIT Inc.	49,384	921
	Southside Bancshares Inc.	27,860	902
	Brookline Bancorp Inc.	58,565	901
	Heritage Financial Corp.	30,438	899
	Universal Health Realty Income Trust	10,489	891
	Piper Jaffray Cos.	11,892	883
*	Encore Capital Group Inc.	25,884	877
	Armada Hoffler Properties Inc.	52,430	868
	Meta Financial Group Inc.	30,553	857
	RPT Realty	70,559	854
	United Fire Group Inc.	17,602	853
	Independence Realty Trust Inc.	73,590	851
	Virtus Investment Partners Inc.	7,823	840
^	Arbor Realty Trust Inc.	67,563	819
	TFS Financial Corp.	44,789	809
	Getty Realty Corp.	26,247	807
*	Focus Financial Partners Inc. Class A	29,468	805
	Essential Properties Realty Trust Inc.	39,956	801
	PJT Partners Inc.	19,447	788
	Granite Point Mortgage Trust Inc.	40,457	776
	TriCo Bancshares	20,418	772
	Flagstar Bancorp Inc.	22,976	761
	Chatham Lodging Trust	38,958	735
	Central Pacific Financial Corp.	24,389	731
	WisdomTree Investments Inc.	118,321	730
	Franklin Street Properties Corp.	98,415	726
	National Bank Holdings Corp. Class A	19,804	719
	Stewart Information Services Corp.	17,620	713
	German American Bancorp Inc.	23,558	710
	Washington Prime Group Inc.	182,415	697
	Flushing Financial Corp.	31,291	695
	iStar Inc.	55,726	692
*	MBIA Inc.	74,024	689
*	HomeStreet Inc.	23,088	684
	United Financial Bancorp Inc.	48,214	684
	Realogy Holdings Corp.	93,800	679
*	Third Point Reinsurance Ltd.	65,400	675
	Meridian Bancorp Inc.	37,362	668
	Hanmi Financial Corp.	29,756	663
	Universal Insurance Holdings Inc.	23,623	659
*	WillScot Corp. Class A	43,768	658
	TrustCo Bank Corp. NY	82,939	657
	Capstead Mortgage Corp.	78,255	653
*	Marcus & Millichap Inc.	20,957	647
	Preferred Bank	13,521	639
	State Auto Financial Corp.	18,211	637
*	Allegiance Bancshares Inc.	19,113	637
*	Ambac Financial Group Inc.	37,777	637
	Investors Real Estate Trust	10,541	618
	NexPoint Residential Trust Inc.	14,857	615
	Dime Community Bancshares Inc.	32,379	615

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Origin Bancorp Inc.	18,561	613
	RMR Group Inc. Class A	13,025	612
	Fidelity Southern Corp.	19,346	599
*	Columbia Financial Inc.	39,498	596
	QCR Holdings Inc.	17,092	596
	Oritani Financial Corp.	33,376	592
	Republic Bancorp Inc. Class A	11,888	591
	Lakeland Bancorp Inc.	36,616	591
	Univest Financial Corp.	22,507	591
	Alexander’s Inc.	1,585	587
	PennyMac Financial Services Inc.	26,427	586
	Northfield Bancorp Inc.	37,390	584
	Community Healthcare Trust Inc.	14,808	584
*	Customers Bancorp Inc.	27,711	582
	Preferred Apartment Communities Inc. Class A	38,542	576
	Midland States Bancorp Inc.	21,539	576
	Stock Yards Bancorp Inc.	15,916	575
	Carolina Financial Corp.	15,876	557
	Saul Centers Inc.	9,891	555
	Peapack Gladstone Financial Corp.	19,698	554
	Washington Trust Bancorp Inc.	10,612	554
	New Senior Investment Group Inc.	82,301	553
	CBTX Inc.	19,652	553
	National Western Life Group Inc. Class A	2,144	551
	Bryn Mawr Bank Corp.	14,718	549
	Gladstone Commercial Corp.	25,789	547
*	Enova International Inc.	23,539	543
*	Triumph Bancorp Inc.	18,637	541
	Ellington Financial Inc.	29,600	532
	Banc of California Inc.	37,714	527
	Federal Agricultural Mortgage Corp.	7,166	521
	Great Southern Bancorp Inc.	8,698	521
	CatchMark Timber Trust Inc. Class A	49,512	517
	First Bancshares Inc.	16,891	512
	Front Yard Residential Corp.	41,596	508
	People’s Utah Bancorp	17,258	507
	1st Source Corp.	10,880	505
	ConnectOne Bancorp Inc.	22,262	504
	Hersha Hospitality Trust Class A	30,464	504
*	St. Joe Co.	28,982	501
	FBL Financial Group Inc. Class A	7,741	494
	AG Mortgage Investment Trust Inc.	31,006	493
	Urstadt Biddle Properties Inc. Class A	23,329	490
	Camden National Corp.	10,634	488
	RE/MAX Holdings Inc. Class A	15,637	481
	Nelnet Inc. Class A	8,068	478
	American National Bankshares Inc.	12,302	477
	Amalgamated Bank Class A	27,248	475
	MidWestOne Financial Group Inc.	17,000	475
	Community Trust Bancorp Inc.	11,234	475
	Live Oak Bancshares Inc.	27,611	474
	Opus Bank	22,425	473
*	Byline Bancorp Inc.	24,690	472
	Horizon Bancorp Inc.	28,865	472
	Anworth Mortgage Asset Corp.	122,835	466
	Western Asset Mortgage Capital Corp.	46,368	463
*	INTL. FCStone Inc.	11,591	459
*	Carter Bank & Trust	23,054	455
*	Equity Bancshares Inc. Class A	16,942	452
	Whitestone REIT	35,347	449
	FB Financial Corp.	12,226	447
*	Mr Cooper Group Inc.	55,000	441
	CorePoint Lodging Inc.	35,204	436
	Bank First National Corp.	6,300	434

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	First of Long Island Corp.	21,619	434
*	TriState Capital Holdings Inc.	20,232	432
	First Defiance Financial Corp.	14,815	423
	KKR Real Estate Finance Trust Inc.	21,141	421
*	Cowen Inc. Class A	24,160	415
	Peoples Bancorp Inc.	12,777	412
	Waterstone Financial Inc.	24,139	412
	Goosehead Insurance Inc. Class A	8,427	403
	Bridge Bancorp Inc.	13,560	399
	Bank of Marin Bancorp	9,648	396
*	EZCORP Inc. Class A	41,670	395
	UMH Properties Inc.	31,792	395
	CorEnergy Infrastructure Trust Inc.	9,866	391
	First Community Bankshares Inc.	11,537	389
	Ready Capital Corp.	26,095	389
	Clearway Energy Inc. Class A	23,992	388
	Mercantile Bank Corp.	11,852	386
	Independent Bank Corp.	17,529	382
	First Financial Corp.	9,435	379
	First Foundation Inc.	28,055	377
*	Nicolet Bankshares Inc.	6,016	373
	Jernigan Capital Inc.	18,034	370
	Spirit MTA REIT	44,200	369
	Westwood Holdings Group Inc.	10,426	367
	Retail Value Inc.	10,293	358
	RBB Bancorp	18,000	348
	Diamond Hill Investment Group Inc.	2,446	347
	Bar Harbor Bankshares	13,006	346
	Heritage Commerce Corp.	27,671	339
	Citizens & Northern Corp.	12,845	338
	Orchid Island Capital Inc.	52,315	333
	Dynex Capital Inc.	19,752	331
	United Community Financial Corp.	34,569	331
	Arrow Financial Corp.	9,428	327
	Pennsylvania REIT	49,666	323
*	Bancorp Inc.	36,113	322
	City Office REIT Inc.	26,810	321
	Business First Bancshares Inc.	12,590	320
	MutualFirst Financial Inc.	9,398	320
*	Och-Ziff Capital Management Group Inc. Class A	13,804	317
*	Target Hospitality Corp.	34,811	317
^,*	eXp World Holdings Inc.	27,949	311
	Safehold Inc.	10,265	310
	One Liberty Properties Inc.	10,579	306
	Heritage Insurance Holdings Inc.	19,766	305
	First Mid Bancshares Inc.	8,667	303
	Ares Commercial Real Estate Corp.	20,282	301
	Global Medical REIT Inc.	28,211	296
*	Atlantic Capital Bancshares Inc.	17,184	294
	Orrstown Financial Services Inc.	13,332	293
	Financial Institutions Inc.	10,038	293
	HomeTrust Bancshares Inc.	11,616	292
	CNB Financial Corp.	10,149	287
*	FRP Holdings Inc.	5,128	286
	Franklin Financial Network Inc.	10,257	286
	Ladenburg Thalmann Financial Services Inc.	82,809	284
*	Bridgewater Bancshares Inc.	24,367	281
	Braemar Hotels & Resorts Inc.	28,386	281
*	Forestar Group Inc.	14,329	280
*	Spirit of Texas Bancshares Inc.	12,308	277
	Exantas Capital Corp.	24,347	275
	Farmers National Banc Corp.	18,510	275
	First Internet Bancorp	12,720	274
*	Metropolitan Bank Holding Corp.	6,188	272

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Independence Holding Co.	7,031	272
*	Safeguard Scientifics Inc.	22,542	272
	Cambridge Bancorp	3,289	268
	PCSB Financial Corp.	13,132	266
*	Republic First Bancorp Inc.	54,003	265
*	Baycom Corp.	12,053	264
	Cherry Hill Mortgage Investment Corp.	16,365	262
*	PICO Holdings Inc.	22,524	262
*	Pacific Mercantile Bancorp	31,645	261
	HCI Group Inc.	6,410	259
^,*	Health Insurance Innovations Inc. Class A	9,960	258
	Old Second Bancorp Inc.	20,067	256
	First Choice Bancorp	11,186	254
*	International Money Express Inc.	18,000	254
	BBX Capital Corp. Class A	50,915	250
	SB One Bancorp	11,084	248
	Bluerock Residential Growth REIT Inc. Class A	20,718	243
	Plymouth Industrial REIT Inc.	12,787	242
	Provident Financial Holdings Inc.	11,435	240
	Ashford Hospitality Trust Inc.	79,633	237
*	Palomar Holdings Inc.	9,749	234
	Capstar Financial Holdings Inc.	15,265	231
	Sierra Bancorp	8,494	230
^,*	Citizens Inc. Class A	31,480	230
*	Greenlight Capital Re Ltd. Class A	27,050	230
	Cedar Realty Trust Inc.	86,316	229
	Civista Bancshares Inc.	10,116	227
*	Curo Group Holdings Corp.	20,513	227
	Merchants Bancorp	13,172	224
	Old Line Bancshares Inc.	8,397	223
	Home Bancorp Inc.	5,803	223
*	PDL Community Bancorp	15,513	222
	Global Indemnity Ltd.	7,114	220
^	CBL & Associates Properties Inc.	209,977	218
*	Tejon Ranch Co.	13,043	216
	Mid Penn Bancorp Inc.	8,647	216
	United Security Bancshares	18,866	215
*	Rafael Holdings Inc. Class B	7,468	215
	EMC Insurance Group Inc.	5,919	213
	Arlington Asset Investment Corp. Class A	30,471	210
*	FVCBankcorp Inc.	10,750	209
	CB Financial Services Inc.	8,600	204
*	MMA Capital Holdings Inc.	6,100	204
	West Bancorporation Inc.	9,617	204
	Southern National Bancorp of Virginia Inc.	13,309	204
	Hawthorn Bancshares Inc.	7,600	204
*	MainStreet Bancshares Inc.	8,911	203
	United Insurance Holdings Corp.	14,207	203
	Sterling Bancorp Inc.	20,200	201
	Oppenheimer Holdings Inc. Class A	7,396	201
*	Medallion Financial Corp.	29,600	200
	Central Valley Community Bancorp	9,286	199
	First Bancorp Inc.	7,333	197
*	Franklin Financial Services Corp.	5,148	196
	Ellington Residential Mortgage REIT	18,173	196
	Peoples Financial Services Corp.	4,308	194
*	On Deck Capital Inc.	46,277	192
	Summit Financial Group Inc.	7,124	191
	Enterprise Bancorp Inc.	6,024	191
	LCNB Corp.	10,040	191
	Hingham Institution for Savings	962	190
	Protective Insurance Corp. Class B	10,856	189
*	SmartFinancial Inc.	8,647	188
	Guaranty Bancshares Inc.	6,015	187

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Farmers & Merchants Bancorp Inc.	6,384	186
	Greenhill & Co. Inc.	13,600	185
	Marlin Business Services Corp.	7,373	184
*	Altisource Portfolio Solutions SA	9,349	184
	ACNB Corp.	4,637	183
	Consolidated-Tomoka Land Co.	3,057	183
	Fidelity D&D Bancorp Inc.	2,713	182
	Gladstone Land Corp.	15,740	181
	Pacific City Financial Corp.	10,610	181
*	Southern First Bancshares Inc.	4,512	177
	FNCB Bancorp Inc.	22,643	175
	Southern Missouri Bancorp Inc.	5,023	175
*	Regional Management Corp.	6,593	174
*	HarborOne Bancorp Inc.	9,171	172
*	Hallmark Financial Services Inc.	12,060	172
	Century Bancorp Inc. Class A	1,900	167
	Luther Burbank Corp.	15,247	166
*	Howard Bancorp Inc.	10,867	165
	Level One Bancorp Inc.	6,551	164
	National Bankshares Inc.	4,164	162
	FS Bancorp Inc.	3,069	159
	Capital City Bank Group Inc.	6,319	157
	Clipper Realty Inc.	14,042	157
	Codorus Valley Bancorp Inc.	6,754	155
	Farmland Partners Inc.	21,975	155
	Northrim BanCorp Inc.	4,327	154
	BankFinancial Corp.	10,939	153
	Investors Title Co.	915	153
	FedNat Holding Co.	10,699	153
	Northeast Bank	5,474	151
	Reliant Bancorp Inc.	6,284	148
	MBT Financial Corp.	14,741	148
	Investar Holding Corp.	6,106	146
*	Amerant Bancorp Inc.	7,281	144
	Great Ajax Corp.	10,143	142
*	Victory Capital Holdings Inc. Class A	8,177	140
	Macatawa Bank Corp.	13,643	140
	Territorial Bancorp Inc.	4,529	140
	Western New England Bancorp Inc.	14,848	139
	First Bank	11,738	138
	DNB Financial Corp.	3,016	134
*	Select Bancorp Inc.	11,590	133
	Penns Woods Bancorp Inc.	2,875	130
	Norwood Financial Corp.	3,727	130
	Riverview Bancorp Inc.	14,806	126
*	Entegra Financial Corp.	4,157	125
	Pzena Investment Management Inc. Class A	14,523	125
*	Ocwen Financial Corp.	60,153	125
	Chemung Financial Corp.	2,549	123
	First Northwest Bancorp	7,546	123
	Standard AVB Financial Corp.	4,450	122
	BCB Bancorp Inc.	8,673	120
	Premier Financial Bancorp Inc.	7,891	118
	MidSouth Bancorp Inc.	9,625	114
	Shore Bancshares Inc.	6,832	112
	Parke Bancorp Inc.	4,622	111
	Mackinac Financial Corp.	6,869	109
	First Financial Northwest Inc.	7,628	108
	Bank of Princeton	3,544	106
	Middlefield Banc Corp.	2,547	104
	Hunt Cos. Finance Trust Inc.	30,449	104
	Timberland Bancorp Inc.	3,406	102
	First Business Financial Services Inc.	4,314	101
	Tiptree Inc.	15,559	98

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Malvern Bancorp Inc.	4,442	98
	Prudential Bancorp Inc.	5,160	98
	Bank of Commerce Holdings	8,874	95
	Sachem Capital Corp.	17,836	95
	Community Bankers Trust Corp.	10,847	92
*	Esquire Financial Holdings Inc.	3,649	92
	C&F Financial Corp.	1,671	91
*	NI Holdings Inc.	5,165	91
	OP Bancorp	8,347	90
	Evans Bancorp Inc.	2,377	90
*	Stratus Properties Inc.	2,756	89
	Donegal Group Inc. Class A	5,852	89
	First Community Corp.	4,821	89
	ESSA Bancorp Inc.	5,800	88
*,§	Herbalife Ltd. CVR	8,750	85
	First Guaranty Bancshares Inc.	3,954	82
	MVB Financial Corp.	4,743	80
	Associated Capital Group Inc. Class A	2,140	80
	Bankwell Financial Group Inc.	2,772	80
	Greene County Bancorp Inc.	2,506	74
	SB Financial Group Inc.	4,383	72
	Unity Bancorp Inc.	3,156	72
	Sotherly Hotels Inc.	10,121	70
	GAIN Capital Holdings Inc.	16,918	70
	HopFed Bancorp Inc.	3,649	69
	Kingstone Cos. Inc.	7,803	68
	Union Bankshares Inc.	1,684	62
	1st Constitution Bancorp	3,259	60
	BRT Apartments Corp.	4,134	58
	Peoples Bancorp of North Carolina Inc.	1,927	58
*	Provident Bancorp Inc.	2,019	57
	First United Corp.	2,828	56
	Global Self Storage Inc.	14,569	55
	Griffin Industrial Realty Inc.	1,523	54
	Community Financial Corp.	1,493	50
	Ohio Valley Banc Corp.	1,244	48
*	Ashford Inc.	1,399	44
^,*,§	Tobira Therapeutics CVR Exp. 12/31/2028	9,469	43
	First Savings Financial Group Inc.	703	42
	Blue Capital Reinsurance Holdings Ltd.	6,006	40
	Silvercrest Asset Management Group Inc. Class A	2,679	38
	Manning & Napier Inc.	20,773	36
	AmeriServ Financial Inc.	8,751	36
	Two River Bancorp	2,527	36
*	Bank7 Corp.	1,874	35
*	Impac Mortgage Holdings Inc.	10,822	34
*	Security National Financial Corp. Class A	6,574	33
*	Aspen Group Inc.	8,631	33
	Federal Agricultural Mortgage Corp. Class A	484	31
	Plumas Bancorp	1,230	30
	Old Point Financial Corp.	1,344	30
	Severn Bancorp Inc.	2,872	25
	GWG Holdings Inc.	3,403	24
^,*	Riot Blockchain Inc.	7,199	23
*	Elevate Credit Inc.	5,276	22
	Hennessy Advisors Inc.	2,219	22
	Medley Management Inc. Class A	8,498	21
*	Consumer Portfolio Services Inc.	5,489	21
	American River Bankshares	1,591	20
*	Wheeler REIT Inc.	13,002	18
	US Global Investors Inc. Class A	9,831	18
	Citizens First Corp.	690	18
*	FlexShopper Inc.	16,024	18
*	Maui Land & Pineapple Co. Inc.	1,478	15

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Transcontinental Realty Investors Inc.	542	14
	Oak Valley Bancorp	602	12
	Condor Hospitality Trust Inc.	1,282	12
*	Performant Financial Corp.	10,494	11
	Manhattan Bridge Capital Inc.	1,586	10
*	Meridian Corp.	591	10
*	Nicholas Financial Inc.	983	9
*	HV Bancorp Inc.	630	9
*	1347 Property Insurance Holdings Inc.	1,775	9
	Bank of South Carolina Corp.	430	8
*	Jason Industries Inc.	11,841	8
*	Capital Bancorp Inc.	594	7
	WVS Financial Corp.	394	7
*	Altisource Asset Management Corp.	592	7
	Sound Financial Bancorp Inc.	195	7
	Tremont Mortgage Trust	1,379	6
*	Coastal Financial Corp.	330	5
*	HMN Financial Inc.	200	4
*	Community First Bancshares Inc.	405	4
*	Asta Funding Inc.	556	4
	Southwest Georgia Financial Corp.	99	2
	Central Federal Corp.	164	2
*	National Holdings Corp.	672	2
	Ottawa Bancorp Inc.	138	2
	Bank of the James Financial Group Inc.	108	2
*,§	Ambit Biosciences Corp. CVR	1,900	1
*	Atlas Financial Holdings Inc.	1,088	1
*	Broadway Financial Corp.	546	1
*	CPI Card Group Inc.	296	1
*	Conifer Holdings Inc.	99	—
*	Rekor Systems Inc.	95	—
*	Ditech Holding Corp Series B Warrants Exp. 01/31/2028	2,008	—
*	Ditech Holding Corp. Warrants Exp. 01/31/2028	2,531	—
			4,870,181
Health Care (7.7%)
	Johnson & Johnson	2,277,776	317,249
	Pfizer Inc.	4,774,649	206,838
	UnitedHealth Group Inc.	816,168	199,153
	Merck & Co. Inc.	2,209,808	185,292
	Abbott Laboratories	1,516,483	127,536
	Medtronic plc	1,149,880	111,987
	Thermo Fisher Scientific Inc.	344,486	101,169
	Amgen Inc.	526,192	96,967
	AbbVie Inc.	1,271,935	92,495
	Eli Lilly & Co.	751,840	83,296
	Gilead Sciences Inc.	1,098,033	74,183
	Bristol-Myers Squibb Co.	1,409,303	63,912
	Anthem Inc.	221,826	62,602
	Becton Dickinson and Co.	232,856	58,682
*	Celgene Corp.	608,642	56,263
	Stryker Corp.	257,706	52,979
*	Intuitive Surgical Inc.	100,172	52,545
*	Boston Scientific Corp.	1,205,251	51,802
	Cigna Corp.	328,252	51,716
	Allergan plc	283,115	47,402
*	Illumina Inc.	127,364	46,889
	Zoetis Inc.	409,573	46,482
*	Vertex Pharmaceuticals Inc.	219,051	40,170
*	Biogen Inc.	165,817	38,780
	Baxter International Inc.	419,309	34,341
*	Edwards Lifesciences Corp.	178,780	33,028
	HCA Healthcare Inc.	236,925	32,025
	Humana Inc.	115,575	30,662
*	Alexion Pharmaceuticals Inc.	181,824	23,815

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	IQVIA Holdings Inc.	143,339	23,063
*	Regeneron Pharmaceuticals Inc.	69,173	21,651
	Zimmer Biomet Holdings Inc.	174,831	20,585
*	IDEXX Laboratories Inc.	73,749	20,305
*	Centene Corp.	335,355	17,586
*	Align Technology Inc.	61,529	16,840
	ResMed Inc.	123,629	15,086
*	Laboratory Corp. of America Holdings	84,297	14,575
	Cooper Cos. Inc.	42,280	14,244
*	Incyte Corp.	156,334	13,282
*	BioMarin Pharmaceutical Inc.	153,743	13,168
	Teleflex Inc.	39,575	13,105
*	Exact Sciences Corp.	111,001	13,103
*	WellCare Health Plans Inc.	43,097	12,286
	Cardinal Health Inc.	253,690	11,949
	Quest Diagnostics Inc.	115,964	11,806
	Dentsply Sirona Inc.	200,501	11,701
*	DexCom Inc.	77,871	11,668
*	Hologic Inc.	228,140	10,955
	STERIS plc	72,123	10,738
*	Elanco Animal Health Inc.	313,064	10,582
*	Varian Medical Systems Inc.	77,513	10,552
*	ABIOMED Inc.	36,611	9,537
*	Sarepta Therapeutics Inc.	60,784	9,236
*	Henry Schein Inc.	127,645	8,922
*	Array BioPharma Inc.	190,090	8,807
	Universal Health Services Inc. Class B	66,654	8,691
*	Mylan NV	441,151	8,400
*	Sage Therapeutics Inc.	44,147	8,083
	West Pharmaceutical Services Inc.	62,975	7,881
*	Molina Healthcare Inc.	51,386	7,355
*	Ionis Pharmaceuticals Inc.	109,424	7,033
*	Catalent Inc.	125,010	6,777
	Bio-Techne Corp.	32,056	6,683
*	Alnylam Pharmaceuticals Inc.	91,554	6,643
*	Jazz Pharmaceuticals plc	46,139	6,578
*	Neurocrine Biosciences Inc.	77,648	6,556
*	Seattle Genetics Inc.	90,945	6,294
*	Masimo Corp.	41,025	6,105
*	Insulet Corp.	51,010	6,090
*	Charles River Laboratories International Inc.	42,351	6,010
*	DaVita Inc.	106,754	6,006
	Hill-Rom Holdings Inc.	57,161	5,980
*	Bio-Rad Laboratories Inc. Class A	17,705	5,534
*	Exelixis Inc.	257,035	5,493
*	Nektar Therapeutics Class A	147,790	5,258
*	Haemonetics Corp.	43,520	5,237
	Encompass Health Corp.	80,173	5,080
*	PRA Health Sciences Inc.	50,754	5,032
	Chemed Corp.	13,598	4,907
	Perrigo Co. plc	102,788	4,895
	Bruker Corp.	86,298	4,311
*	Penumbra Inc.	26,656	4,265
*	Bluebird Bio Inc.	33,462	4,256
*	ICU Medical Inc.	16,629	4,189
*	Novocure Ltd.	64,764	4,095
*	Horizon Therapeutics plc	160,800	3,869
*	Teladoc Health Inc.	57,795	3,838
*	Blueprint Medicines Corp.	40,523	3,823
*	Syneos Health Inc.	72,544	3,706
*	Avantor Inc.	194,129	3,706
*	Amedisys Inc.	28,240	3,429
*	HealthEquity Inc.	51,357	3,359
*	Integra LifeSciences Holdings Corp.	58,880	3,288

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Wright Medical Group NV	105,916	3,158
*	LHC Group Inc.	26,217	3,135
*	Spark Therapeutics Inc.	30,594	3,132
*	Alkermes plc	136,872	3,085
*	Tandem Diabetes Care Inc.	47,755	3,081
*	Ultragenyx Pharmaceutical Inc.	48,147	3,057
*	FibroGen Inc.	67,646	3,056
*	Repligen Corp.	35,373	3,040
*	United Therapeutics Corp.	37,253	2,908
*	Omnicell Inc.	33,670	2,897
*	Mirati Therapeutics Inc.	27,726	2,856
*	Neogen Corp.	44,147	2,742
*	Globus Medical Inc.	63,999	2,707
*	Merit Medical Systems Inc.	45,365	2,702
	Ensign Group Inc.	46,194	2,629
*	Amicus Therapeutics Inc.	210,437	2,626
*	NuVasive Inc.	44,796	2,622
*	Global Blood Therapeutics Inc.	48,604	2,557
*	Arena Pharmaceuticals Inc.	43,193	2,532
*	Acadia Healthcare Co. Inc.	70,303	2,457
*	HMS Holdings Corp.	75,632	2,450
	Cantel Medical Corp.	30,053	2,423
*	Iovance Biotherapeutics Inc.	96,132	2,357
*	Guardant Health Inc.	27,095	2,339
*	Glaukos Corp.	29,781	2,245
*	Medicines Co.	60,650	2,212
*	ACADIA Pharmaceuticals Inc.	82,726	2,211
*	Agios Pharmaceuticals Inc.	43,703	2,180
	CONMED Corp.	25,034	2,142
*	PTC Therapeutics Inc.	46,083	2,074
*	Halozyme Therapeutics Inc.	118,078	2,029
^,*	Arrowhead Pharmaceuticals Inc.	75,619	2,004
^	Healthcare Services Group Inc.	65,206	1,977
*	Insmed Inc.	73,855	1,891
^,*	Immunomedics Inc.	133,910	1,857
*	Quidel Corp.	31,308	1,857
*	MEDNAX Inc.	73,239	1,848
*	MyoKardia Inc.	36,487	1,829
*	Emergent BioSolutions Inc.	37,636	1,818
*	Xencor Inc.	44,264	1,812
*	NeoGenomics Inc.	82,228	1,804
*	Avanos Medical Inc.	40,853	1,782
*	Zogenix Inc.	37,155	1,775
*	WageWorks Inc.	34,810	1,768
*	Intercept Pharmaceuticals Inc.	21,690	1,726
*	iRhythm Technologies Inc.	21,439	1,695
*	Tenet Healthcare Corp.	81,327	1,680
*	Ligand Pharmaceuticals Inc.	14,652	1,673
*	Reata Pharmaceuticals Inc. Class A	17,143	1,617
*	Invitae Corp.	68,404	1,607
*	Portola Pharmaceuticals Inc.	59,192	1,606
*	Myriad Genetics Inc.	57,456	1,596
	Patterson Cos. Inc.	68,242	1,563
*	Acceleron Pharma Inc.	37,397	1,536
*	Nevro Corp.	23,568	1,528
*	REGENXBIO Inc.	29,422	1,511
*	Cambrex Corp.	31,246	1,463
*	Select Medical Holdings Corp.	91,072	1,445
*	Medpace Holdings Inc.	21,410	1,401
*	Natera Inc.	50,289	1,387
*	Ironwood Pharmaceuticals Inc. Class A	126,686	1,386
*	Pacira BioSciences Inc.	31,756	1,381
*	Audentes Therapeutics Inc.	36,430	1,379
*	BioTelemetry Inc.	28,455	1,370

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Prestige Consumer Healthcare Inc.	42,806	1,356
*	Supernus Pharmaceuticals Inc.	40,632	1,345
*	Genomic Health Inc.	22,839	1,329
*	Magellan Health Inc.	17,556	1,303
	US Physical Therapy Inc.	10,443	1,280
*	Cardiovascular Systems Inc.	29,794	1,279
*	Aerie Pharmaceuticals Inc.	42,008	1,241
*	Enanta Pharmaceuticals Inc.	14,615	1,233
*	Heron Therapeutics Inc.	65,749	1,222
*	Brookdale Senior Living Inc.	154,032	1,111
*	STAAR Surgical Co.	37,759	1,109
^,*	Esperion Therapeutics Inc.	23,775	1,106
*	Editas Medicine Inc.	44,019	1,089
*	Inogen Inc.	16,147	1,078
*	Denali Therapeutics Inc.	51,296	1,065
*	AnaptysBio Inc.	18,844	1,063
*	AtriCure Inc.	34,870	1,041
*	Sangamo Therapeutics Inc.	95,153	1,025
*	Radius Health Inc.	42,067	1,025
*	Athenex Inc.	51,427	1,018
*	Veracyte Inc.	35,640	1,016
^,*	Allogene Therapeutics Inc.	37,616	1,010
*	Coherus Biosciences Inc.	45,122	997
	Atrion Corp.	1,168	996
*	Momenta Pharmaceuticals Inc.	78,100	972
*	CryoLife Inc.	32,432	971
*	Inspire Medical Systems Inc.	15,663	950
*	Lantheus Holdings Inc.	33,532	949
*	CareDx Inc.	26,265	945
*	ArQule Inc.	85,132	937
*	Varex Imaging Corp.	29,990	919
*	Tactile Systems Technology Inc.	16,140	919
*	Corcept Therapeutics Inc.	81,944	914
*	R1 RCM Inc.	70,184	883
*	Ra Pharmaceuticals Inc.	28,850	868
*	Apellis Pharmaceuticals Inc.	34,122	865
*	G1 Therapeutics Inc.	27,993	858
*	Fate Therapeutics Inc.	42,216	857
*	Innoviva Inc.	58,815	856
*	NanoString Technologies Inc.	26,856	815
*	Madrigal Pharmaceuticals Inc.	7,641	801
*	Tricida Inc.	20,121	794
*	Addus HomeCare Corp.	10,413	780
*	Amneal Pharmaceuticals Inc.	108,315	777
*	Fluidigm Corp.	62,559	771
*	Voyager Therapeutics Inc.	27,907	760
*	Orthofix Medical Inc.	14,269	755
*	Epizyme Inc.	59,901	752
*	Spectrum Pharmaceuticals Inc.	87,309	752
*	Natus Medical Inc.	29,200	750
*	OPKO Health Inc.	303,462	740
^,*	ZIOPHARM Oncology Inc.	126,031	735
*	Tivity Health Inc.	43,914	722
^,*	Allakos Inc.	16,645	721
*	CorVel Corp.	8,154	709
*	Kura Oncology Inc.	35,894	707
	National HealthCare Corp.	8,668	703
*	Aimmune Therapeutics Inc.	33,427	696
	Luminex Corp.	33,538	692
*	ANI Pharmaceuticals Inc.	8,394	690
*	Amphastar Pharmaceuticals Inc.	32,577	688
*	Alder Biopharmaceuticals Inc.	57,977	682
*	Atara Biotherapeutics Inc.	33,760	679
*	Endo International plc	164,335	677

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Clovis Oncology Inc.	44,663	664
*	Retrophin Inc.	32,887	661
^,*	ViewRay Inc.	72,996	643
*	Mallinckrodt plc	69,958	642
*	Vericel Corp.	33,818	639
*	Pacific Biosciences of California Inc.	104,978	635
*	Theravance Biopharma Inc.	38,179	623
*	AngioDynamics Inc.	31,392	618
*	MacroGenics Inc.	36,411	618
^,*	Omeros Corp.	38,820	609
*	Revance Therapeutics Inc.	46,692	606
*	Intellia Therapeutics Inc.	36,782	602
^,*	Cara Therapeutics Inc.	27,872	599
*	Intersect ENT Inc.	26,064	593
*	Stemline Therapeutics Inc.	38,488	590
*	Cytokinetics Inc.	52,353	589
*	Hanger Inc.	30,289	580
*	Dicerna Pharmaceuticals Inc.	36,824	580
*	Axogen Inc.	29,257	579
*	Anika Therapeutics Inc.	14,092	572
*	OraSure Technologies Inc.	61,357	569
*	Vanda Pharmaceuticals Inc.	40,286	568
*	Cerus Corp.	100,208	563
*	PetIQ Inc. Class A	16,893	557
*	Adverum Biotechnologies Inc.	45,773	544
*	TG Therapeutics Inc.	62,434	540
*	Akebia Therapeutics Inc.	111,408	539
*	Triple-S Management Corp. Class B	22,447	535
^,*	Axsome Therapeutics Inc.	20,635	531
*	Eagle Pharmaceuticals Inc.	9,445	526
*	HealthStream Inc.	19,981	517
^,*	Viking Therapeutics Inc.	61,875	514
^,*	Accelerate Diagnostics Inc.	21,795	499
^,*	Intrexon Corp.	64,708	496
*	Heska Corp.	5,621	479
*	Dermira Inc.	49,601	474
*	Rigel Pharmaceuticals Inc.	180,640	471
*	Twist Bioscience Corp.	16,055	466
*	Intra-Cellular Therapies Inc.	35,784	464
^,*	Akcea Therapeutics Inc.	19,307	453
*	Gossamer Bio Inc.	19,989	443
*	Principia Biopharma Inc.	13,221	439
*	PDL BioPharma Inc.	136,187	428
*	Rhythm Pharmaceuticals Inc.	19,399	427
*	GlycoMimetics Inc.	35,424	422
*	RadNet Inc.	30,506	421
*	Akorn Inc.	80,461	414
*	Surmodics Inc.	9,546	412
^,*	TherapeuticsMD Inc.	158,451	412
^,*	Rubius Therapeutics Inc.	25,885	407
	Meridian Bioscience Inc.	34,159	406
*	Cymabay Therapeutics Inc.	56,622	405
*	Catalyst Pharmaceuticals Inc.	103,017	396
*	Puma Biotechnology Inc.	30,809	392
*	Translate Bio Inc.	30,777	389
*	Antares Pharma Inc.	116,010	382
*	Syros Pharmaceuticals Inc.	40,182	372
*	Progenics Pharmaceuticals Inc.	59,856	369
*	SI-BONE Inc.	18,095	368
*	Accuray Inc.	95,072	368
*	CytomX Therapeutics Inc.	32,465	364
^,*	Shockwave Medical Inc.	6,328	361
*	ImmunoGen Inc.	166,461	361
*	SIGA Technologies Inc.	62,890	357

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Rocket Pharmaceuticals Inc.	23,780	357
*	Cyclerion Therapeutics Inc.	30,978	355
*	Odonate Therapeutics Inc.	9,652	354
*	Krystal Biotech Inc.	8,667	349
^,*	Corbus Pharmaceuticals Holdings Inc.	50,216	348
*	Axonics Modulation Technologies Inc.	8,332	341
*	BioCryst Pharmaceuticals Inc.	90,009	341
*	Crinetics Pharmaceuticals Inc.	13,349	334
*	Dynavax Technologies Corp.	81,661	326
*	Avrobio Inc.	19,986	325
*	Flexion Therapeutics Inc.	26,189	322
*	Karyopharm Therapeutics Inc.	53,124	318
*	Assembly Biosciences Inc.	23,568	318
*	Kadmon Holdings Inc.	151,605	312
	LeMaitre Vascular Inc.	11,044	309
*	BioScrip Inc.	117,538	306
*	Acorda Therapeutics Inc.	38,904	298
	Utah Medical Products Inc.	3,090	296
*	Xeris Pharmaceuticals Inc.	25,828	295
*	Syndax Pharmaceuticals Inc.	31,086	289
*	OrthoPediatrics Corp.	7,342	286
*	TransMedics Group Inc.	9,791	284
*	Arvinas Inc.	12,694	279
*	Collegium Pharmaceutical Inc.	21,142	278
^,*	Zynerba Pharmaceuticals Inc.	20,500	278
^,*	Palatin Technologies Inc.	238,694	277
*	Assertio Therapeutics Inc.	80,222	277
^,*	Provention Bio Inc.	22,799	276
*	Silk Road Medical Inc.	5,623	272
*	Apollo Medical Holdings Inc.	16,297	272
*	Y-mAbs Therapeutics Inc.	11,841	271
*	Rockwell Medical Inc.	89,409	269
^,*	Senseonics Holdings Inc.	130,659	267
	Owens & Minor Inc.	82,833	265
*	Constellation Pharmaceuticals Inc.	21,565	265
*	BioDelivery Sciences International Inc.	56,918	265
*	BioSpecifics Technologies Corp.	4,422	264
*	Lexicon Pharmaceuticals Inc.	41,900	264
^,*	Marker Therapeutics Inc.	32,805	260
*	Homology Medicines Inc.	13,250	259
*	Scholar Rock Holding Corp.	16,294	258
*	GenMark Diagnostics Inc.	39,688	258
*	Cutera Inc.	12,390	257
*	Quanterix Corp.	7,461	252
^,*	MediciNova Inc.	25,702	248
^,*	Cortexyme Inc.	5,808	247
*	Chimerix Inc.	57,135	247
*	Community Health Systems Inc.	91,956	246
*	Avid Bioservices Inc.	43,517	244
*	ChemoCentryx Inc.	26,036	242
*	Magenta Therapeutics Inc.	16,259	240
*	Deciphera Pharmaceuticals Inc.	10,620	239
*	Kindred Biosciences Inc.	28,450	237
^,*	Corindus Vascular Robotics Inc.	79,184	236
*	Athersys Inc.	139,637	235
*	Agenus Inc.	78,117	234
*	MEI Pharma Inc.	93,726	234
*	Kodiak Sciences Inc.	19,918	233
^,*	Anavex Life Sciences Corp.	68,577	231
*	Concert Pharmaceuticals Inc.	19,096	229
*	Achillion Pharmaceuticals Inc.	84,945	228
*	Kala Pharmaceuticals Inc.	35,600	227
*	Pfenex Inc.	33,526	226
*	Enzo Biochem Inc.	66,118	223

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Optinose Inc.	31,280	221
*	Neuronetics Inc.	17,687	221
^,*	Inovio Pharmaceuticals Inc.	74,416	219
*	Cue Biopharma Inc.	24,288	218
*	Turning Point Therapeutics Inc.	5,363	218
*	Conformis Inc.	50,053	218
^,*	Ocular Therapeutix Inc.	49,571	218
*	RTI Surgical Holdings Inc.	51,207	218
*	Capital Senior Living Corp.	42,796	215
	Invacare Corp.	40,923	212
*	Eiger BioPharmaceuticals Inc.	19,995	212
*	Replimune Group Inc.	14,443	212
*	UNITY Biotechnology Inc.	22,000	209
*	AMAG Pharmaceuticals Inc.	20,319	203
^,*	Paratek Pharmaceuticals Inc.	50,735	202
*	Gritstone Oncology Inc.	18,037	201
*	Zynex Inc.	21,558	194
*	Pulse Biosciences Inc.	14,626	193
*	Spero Therapeutics Inc.	16,700	192
*	Endologix Inc.	26,100	189
*	La Jolla Pharmaceutical Co.	20,200	187
^,*	AVEO Pharmaceuticals Inc.	276,400	186
^,*	Evolus Inc.	12,708	186
*	Eloxx Pharmaceuticals Inc.	18,556	185
*	Lannett Co. Inc.	30,199	183
*	Sientra Inc.	29,552	182
^,*	Geron Corp.	128,670	181
^,*	Amyris Inc.	50,500	180
^,*	Sorrento Therapeutics Inc.	66,974	179
^,*	Dova Pharmaceuticals Inc.	12,543	177
*	Vapotherm Inc.	7,461	172
*	Marinus Pharmaceuticals Inc.	40,923	170
*	Aratana Therapeutics Inc.	32,261	166
^,*	MannKind Corp.	142,720	164
*	Protagonist Therapeutics Inc.	13,165	159
*	Kiniksa Pharmaceuticals Ltd. Class A	11,665	158
*	Five Prime Therapeutics Inc.	26,099	157
^,*	CEL-SCI Corp.	18,616	156
^,*	CASI Pharmaceuticals Inc.	48,675	156
*	Calithera Biosciences Inc.	39,928	156
*	Minerva Neurosciences Inc.	27,569	155
*	Harrow Health Inc.	17,757	154
*	Recro Pharma Inc.	15,149	154
*	Alector Inc.	7,976	152
*	BioLife Solutions Inc.	8,717	148
*	KalVista Pharmaceuticals Inc.	6,551	145
*	Apyx Medical Corp.	21,359	144
^,*	Seres Therapeutics Inc.	44,375	143
*	SeaSpine Holdings Corp.	10,657	141
*	PhaseBio Pharmaceuticals Inc.	10,646	140
^,*	BioSig Technologies Inc.	14,502	136
*	Chiasma Inc.	17,909	134
*	Abeona Therapeutics Inc.	27,986	134
^,*	CorMedix Inc.	14,815	133
*	XBiotech Inc.	17,497	133
*	Surgery Partners Inc.	15,873	129
*	CytoSorbents Corp.	19,216	127
*	FONAR Corp.	5,825	125
*	Bellicum Pharmaceuticals Inc.	69,323	118
^,*	ADMA Biologics Inc.	29,471	114
*	Mersana Therapeutics Inc.	28,104	114
*	Aeglea BioTherapeutics Inc.	16,581	114
*	Tocagen Inc.	16,929	113
^,*	Galectin Therapeutics Inc.	26,902	112

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Dyadic International Inc.	17,714	111
*	Celcuity Inc.	4,354	109
*	Aldeyra Therapeutics Inc.	18,112	109
*	X4 Pharmaceuticals Inc.	7,209	108
^,*	AcelRx Pharmaceuticals Inc.	42,458	107
*	Arcus Biosciences Inc.	13,203	105
*	Synlogic Inc.	11,484	105
*	Misonix Inc.	4,061	103
*	Adaptive Biotechnologies Corp.	2,063	100
*	Agile Therapeutics Inc.	66,272	97
^,*	Catasys Inc.	4,876	94
*	Menlo Therapeutics Inc.	15,038	90
^,*	Sesen Bio Inc.	58,367	88
*	Joint Corp.	4,679	85
*	Millendo Therapeutics Inc.	7,110	82
^,*	Eidos Therapeutics Inc.	2,613	81
*	resTORbio Inc.	7,227	74
*	Evelo Biosciences Inc.	7,520	68
*	Kezar Life Sciences Inc.	8,751	67
*	Aclaris Therapeutics Inc.	30,372	67
*	BioTime Inc.	60,466	67
*	Ardelyx Inc.	24,523	66
*	Catalyst Biosciences Inc.	8,875	65
^,*	XOMA Corp.	4,275	64
*	EyePoint Pharmaceuticals Inc.	36,384	60
*	Cumberland Pharmaceuticals Inc.	9,187	59
^,*	Genocea Biosciences Inc.	14,841	58
*	Chembio Diagnostics Inc.	9,505	58
*	Oncocyte Corp.	23,057	57
*	Novan Inc.	20,925	56
*	Moderna Inc.	3,810	56
^,*	Helius Medical Technologies Inc. Class A	25,343	56
*	Stoke Therapeutics Inc.	1,907	56
*	Merrimack Pharmaceuticals Inc.	9,104	55
*	iRadimed Corp.	2,691	55
*	Atreca Inc.	2,869	54
*	Harvard Bioscience Inc.	25,649	51
*	Fortress Biotech Inc.	34,017	51
*	Tetraphase Pharmaceuticals Inc.	102,638	49
*	Opiant Pharmaceuticals Inc.	3,628	48
*	Checkpoint Therapeutics Inc.	15,425	47
*	Liquidia Technologies Inc.	5,777	46
*	Anixa Biosciences Inc.	12,599	46
*	Sensus Healthcare Inc.	8,033	45
^,*	Organovo Holdings Inc.	84,939	44
^,*	SCYNEXIS Inc.	32,901	43
*	Avenue Therapeutics Inc.	6,688	42
^,*	Ekso Bionics Holdings Inc.	33,062	42
*	Cocrystal Pharma Inc.	17,553	41
*	IRIDEX Corp.	8,974	41
*	Electromed Inc.	7,476	41
*	Molecular Templates Inc.	4,859	41
*	Spring Bank Pharmaceuticals Inc.	10,918	40
*	Fulgent Genetics Inc.	5,918	40
*	Verrica Pharmaceuticals Inc.	3,316	39
*	Applied Genetic Technologies Corp.	9,953	38
*	Aravive Inc.	6,119	37
*	KemPharm Inc.	20,749	36
^,*	BrainStorm Cell Therapeutics Inc.	8,854	35
*	Forty Seven Inc.	3,230	34
*	Personalis Inc.	1,239	34
*	Otonomy Inc.	11,898	33
^,*	Matinas BioPharma Holdings Inc.	38,158	33
^,*	Tyme Technologies Inc.	26,570	32

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Ovid therapeutics Inc.	16,387	30
*	Champions Oncology Inc.	3,815	30
*	Alphatec Holdings Inc.	6,567	30
*	Morphic Holding Inc.	1,455	29
*	Alimera Sciences Inc.	32,384	29
*	IVERIC bio Inc.	22,096	29
*	Bioxcel Therapeutics Inc.	2,570	28
	Psychemedics Corp.	2,717	27
*	Catabasis Pharmaceuticals Inc.	3,351	27
^,*	Verastem Inc.	17,640	27
*	Miragen Therapeutics Inc.	12,976	27
*	Celsion Corp.	14,074	26
*	InfuSystem Holdings Inc.	5,867	25
*	Karuna Therapeutics Inc.	1,252	25
*	Vermillion Inc.	27,757	25
^,*	Novavax Inc.	4,165	24
*	Neon Therapeutics Inc.	5,120	24
*	Apollo Endosurgery Inc.	7,315	24
*	Precision BioSciences Inc.	1,777	24
*	Onconova Therapeutics Inc.	7,900	23
*	Alpine Immune Sciences Inc.	5,130	22
*	Mustang Bio Inc.	5,727	21
*	Genesis Healthcare Inc.	16,934	21
*	Strata Skin Sciences Inc.	8,329	21
*	ContraFect Corp.	39,895	20
*	Zosano Pharma Corp.	6,164	20
^,*	T2 Biosystems Inc.	11,541	19
^,*	Heat Biologics Inc.	28,258	19
*	Xtant Medical Holdings Inc.	6,372	19
*	Prevail Therapeutics Inc.	1,434	19
*	Bridgebio Pharma Inc.	695	19
*	AzurRx BioPharma Inc.	10,545	18
^,*	Clearside Biomedical Inc.	17,849	17
*	Achieve Life Sciences Inc.	8,755	17
*	NGM Biopharmaceuticals Inc.	1,152	17
*	AgeX Therapeutics Inc.	4,590	17
*	Actinium Pharmaceuticals Inc.	68,434	17
*	NextCure Inc.	1,114	17
*	Biolase Inc.	11,167	16
*	NewLink Genetics Corp.	10,738	16
*	Jounce Therapeutics Inc.	3,164	16
*	AquaBounty Technologies Inc.	5,078	16
^,*	Second Sight Medical Products Inc.	19,388	16
*	Orgenesis Inc.	3,461	15
*	Surface Oncology Inc.	5,374	15
^,*	Fibrocell Science Inc.	7,830	15
^,*	Sophiris Bio Inc.	17,225	15
	Digirad Corp.	2,095	14
*	Sutro Biopharma Inc.	1,239	14
*	Aquestive Therapeutics Inc.	3,344	14
*	Titan Pharmaceuticals Inc.	10,563	14
*	Aptevo Therapeutics Inc.	15,236	14
*	CTI BioPharma Corp.	15,576	13
^,*	Enochian Biosciences Inc.	2,973	13
*	Curis Inc.	6,898	13
*	Moleculin Biotech Inc.	10,228	13
*	Savara Inc.	5,343	13
	Altimmune Inc.	4,971	12
*	Leap Therapeutics Inc.	6,443	12
*	Allena Pharmaceuticals Inc.	2,783	11
*	Akero Therapeutics Inc.	576	11
^,*	AAC Holdings Inc.	12,819	11
^,*	Outlook Therapeutics Inc.	4,965	10
*	OncoSec Medical Inc.	4,028	10

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Hookipa Pharma Inc.	1,430	10
*	Proteostasis Therapeutics Inc.	9,655	9
*	Acer Therapeutics Inc.	2,387	9
*	Axcella Health Inc.	954	9
*	Soleno Therapeutics Inc.	3,169	9
*	VIVUS Inc.	2,271	9
*	PDS Biotechnology Corp.	1,395	8
*	Viveve Medical Inc.	21,973	8
*	NanoViricides Inc.	33,859	8
^,*	Trovagene Inc.	3,233	8
*	Vical Inc.	9,238	8
*	aTyr Pharma Inc.	20,330	7
*	Tracon Pharmaceuticals Inc.	10,884	7
^,*	ElectroCore Inc.	3,624	7
*	Caladrius Biosciences Inc.	3,127	7
*	Conatus Pharmaceuticals Inc.	26,615	7
*	Ideaya Biosciences Inc.	667	7
*	American Shared Hospital Services	2,312	7
*,§	OncoMed Pharmaceuticals Inc. CVR	23,234	6
*	Soligenix Inc.	8,654	6
*	Aileron Therapeutics Inc.	8,322	6
*	Corvus Pharmaceuticals Inc.	1,535	6
*	Rexahn Pharmaceuticals Inc.	1,111	6
^,*,§	Oncternal Therapeutics Inc. CVR	2,749	6
*	Bellerophon Therapeutics Inc.	9,328	6
*	Five Star Senior Living Inc.	11,520	5
^,*	iBio Inc.	7,387	5
*	Obalon Therapeutics Inc.	7,454	5
*	Sunesis Pharmaceuticals Inc.	7,041	5
*	Evofem Biosciences Inc.	765	5
*,§	Seventy Seven Energy Inc. Escrow Line	42,434	5
^,*	Cohbar Inc.	2,678	5
*	Evoke Pharma Inc.	6,755	4
*	Standard Diversified Inc.	217	4
*	Sienna Biopharmaceuticals Inc.	4,685	4
*	Aptinyx Inc.	1,201	4
^,*	SELLAS Life Sciences Group Inc.	35,500	4
*	Novus Therapeutics Inc.	3,914	4
*	ImmuCell Corp.	596	4
*	Myomo Inc.	5,475	4
*	Equillium Inc.	668	4
^,*	Teligent Inc.	5,503	3
^,*	Co-Diagnostics Inc.	4,193	3
*	Aevi Genomic Medicine Inc.	20,633	3
^,*	Navidea Biopharmaceuticals Inc.	4,969	3
*	PLx Pharma Inc.	410	3
*	Vaxart Inc.	4,318	3
*	Citius Pharmaceuticals Inc.	2,909	3
*	Synthorx Inc.	193	3
*	PAVmed Inc.	2,130	2
^,*	Ampio Pharmaceuticals Inc.	5,621	2
*	Aethlon Medical Inc.	5,601	2
*	IsoRay Inc.	4,640	2
*	Kaleido Biosciences Inc.	157	2
*	Gemphire Therapeutics Inc.	2,169	2
*	LogicBio Therapeutics Inc.	135	2
*	Babcock & Wilcox Enterprises Inc. Rights Exp. 07/18/2019	36,976	2
*,§	Social Reality Inc. Rights Exp. 12/31/2019	7,581	1
^,*	Akers Biosciences Inc.	2,888	1
*	Diffusion Pharmaceuticals Inc.	368	1
*	Aerpio Pharmaceuticals Inc.	1,017	1
*	Eyenovia Inc.	206	1
	Diversicare Healthcare Services Inc.	234	1
*	RA Medical Systems Inc.	189	1

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Milestone Scientific Inc.	1,319	—
*	Predictive Oncology Inc.	600	—
*	Nobilis Health Corp.	2,169	—
*,§	OncoMed Pharmaceuticals Inc. CVR	23,234	—
*	Advaxis Inc.	99	—
*	Bioanalytical Systems Inc.	94	—
*	Bio-Path Holdings Inc.	1	—
*,§	Clinical Data CVR	9,500	—
*	Sonoma Pharmaceuticals Inc.	1	—
^,*	Oncternal Therapeutics Inc.	1	—
*	Capricor Therapeutics Inc.	1	—
^,*	BioPharmX Corp.	1	—
*	MannKind Corp. Warrants Exp. 12/26/2019	17,136	—
*,§	NuPathe Inc. CVR	6,287	—
			3,245,929
Industrials (8.1%)
	Boeing Co.	459,139	167,131
*	PayPal Holdings Inc.	960,884	109,983
	Honeywell International Inc.	622,531	108,688
	Union Pacific Corp.	608,029	102,824
	Accenture plc Class A	546,938	101,058
	United Technologies Corp.	740,011	96,349
	3M Co.	495,099	85,820
	Danaher Corp.	554,220	79,209
	General Electric Co.	7,506,623	78,820
	Lockheed Martin Corp.	206,280	74,991
	Caterpillar Inc.	492,477	67,120
	United Parcel Service Inc. Class B	599,701	61,931
	Automatic Data Processing Inc.	356,521	58,944
	CSX Corp.	663,784	51,357
	Northrop Grumman Corp.	146,331	47,281
	Norfolk Southern Corp.	231,011	46,047
	Deere & Co.	273,338	45,295
	Waste Management Inc.	366,814	42,319
	Raytheon Co.	240,863	41,881
	General Dynamics Corp.	212,132	38,570
	Illinois Tool Works Inc.	253,286	38,198
	Emerson Electric Co.	531,975	35,493
	Fidelity National Information Services Inc.	281,748	34,565
	Sherwin-Williams Co.	72,030	33,011
	FedEx Corp.	200,253	32,880
*	Worldpay Inc. Class A	266,258	32,630
	Roper Technologies Inc.	89,015	32,603
*	Fiserv Inc.	342,505	31,223
	Eaton Corp. plc	365,644	30,451
	TE Connectivity Ltd.	294,667	28,223
	Johnson Controls International plc	679,900	28,087
	Ingersoll-Rand plc	206,564	26,165
	Amphenol Corp. Class A	256,040	24,564
	Cummins Inc.	134,633	23,068
	Paychex Inc.	276,666	22,767
	Waste Connections Inc.	225,900	21,592
	Global Payments Inc.	134,726	21,574
	PACCAR Inc.	299,621	21,471
*	FleetCor Technologies Inc.	75,458	21,192
	Willis Towers Watson plc	110,457	21,157
*	Square Inc.	287,567	20,857
*	TransDigm Group Inc.	41,903	20,273
	Agilent Technologies Inc.	270,445	20,194
	Ball Corp.	285,566	19,987
	Fortive Corp.	244,253	19,911
	Verisk Analytics Inc. Class A	132,644	19,427
	Stanley Black & Decker Inc.	129,301	18,698
	Parker-Hannifin Corp.	109,971	18,696

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Cintas Corp.	76,188	18,079
*	Mettler-Toledo International Inc.	21,234	17,837
	AMETEK Inc.	195,107	17,724
	Total System Services Inc.	135,747	17,412
*	CoStar Group Inc.	31,240	17,309
	L3 Technologies Inc.	68,413	16,773
	Rockwell Automation Inc.	101,159	16,573
	Fastenal Co.	492,266	16,043
	Republic Services Inc. Class A	179,698	15,569
	Vulcan Materials Co.	112,586	15,459
*	Keysight Technologies Inc.	160,107	14,379
	Xylem Inc.	154,668	12,936
	Broadridge Financial Solutions Inc.	99,279	12,676
*	First Data Corp. Class A	464,713	12,580
	Dover Corp.	124,842	12,509
	Martin Marietta Materials Inc.	53,492	12,309
*	Waters Corp.	56,162	12,088
	TransUnion	159,223	11,704
	IDEX Corp.	64,602	11,121
	Expeditors International of Washington Inc.	146,404	11,106
	WW Grainger Inc.	40,318	10,814
	Kansas City Southern	86,988	10,597
	Textron Inc.	198,792	10,544
	Wabtec Corp.	137,623	9,876
	CH Robinson Worldwide Inc.	116,991	9,868
	Jacobs Engineering Group Inc.	116,619	9,841
	Masco Corp.	248,640	9,757
*	Trimble Inc.	216,155	9,751
*	Zebra Technologies Corp.	46,264	9,692
	Old Dominion Freight Line Inc.	63,107	9,419
	Jack Henry & Associates Inc.	69,244	9,273
	HEICO Corp. Class A	89,208	9,221
	PerkinElmer Inc.	94,346	9,089
*	United Rentals Inc.	67,462	8,947
	Allegion plc	80,128	8,858
	Lennox International Inc.	31,737	8,728
*	Teledyne Technologies Inc.	31,061	8,507
	Arconic Inc.	310,987	8,030
	Westrock Co.	217,138	7,919
	Snap-on Inc.	47,359	7,845
*	WEX Inc.	37,093	7,719
	Packaging Corp. of America	80,789	7,701
	Huntington Ingalls Industries Inc.	33,718	7,578
	Booz Allen Hamilton Holding Corp. Class A	114,410	7,575
*	Fair Isaac Corp.	23,403	7,349
	Spirit AeroSystems Holdings Inc. Class A	88,379	7,191
	Graco Inc.	143,139	7,183
*	Euronet Worldwide Inc.	42,390	7,132
*	Crown Holdings Inc.	114,374	6,988
	Carlisle Cos. Inc.	49,275	6,919
*	Sensata Technologies Holding plc	140,160	6,868
	Universal Display Corp.	36,456	6,856
	Cognex Corp.	141,605	6,794
	JB Hunt Transport Services Inc.	74,254	6,788
	AptarGroup Inc.	54,405	6,765
	Nordson Corp.	46,654	6,593
	AO Smith Corp.	134,884	6,361
	FLIR Systems Inc.	117,387	6,351
	Hubbell Inc. Class B	45,952	5,992
	Hexcel Corp.	73,626	5,955
	Flowserve Corp.	112,885	5,948
*	HD Supply Holdings Inc.	147,570	5,944
	Sonoco Products Co.	90,971	5,944
*	Berry Global Group Inc.	111,549	5,866

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Toro Co.	86,420	5,781
	Xerox Corp.	162,989	5,771
	Sealed Air Corp.	133,205	5,698
	Alliance Data Systems Corp.	39,632	5,554
	Donaldson Co. Inc.	108,401	5,513
	Woodward Inc.	48,172	5,451
	Pentair plc	145,544	5,414
	Robert Half International Inc.	94,784	5,404
	Owens Corning	90,963	5,294
	Genpact Ltd.	136,598	5,203
*	AECOM	137,140	5,191
*	Arrow Electronics Inc.	71,897	5,124
	Oshkosh Corp.	60,085	5,016
	ManpowerGroup Inc.	51,415	4,967
	ITT Inc.	75,441	4,940
*	Genesee & Wyoming Inc. Class A	47,846	4,785
	Allison Transmission Holdings Inc.	103,218	4,784
	Curtiss-Wright Corp.	36,913	4,693
	Acuity Brands Inc.	34,007	4,690
*	IPG Photonics Corp.	30,283	4,671
^,*	XPO Logistics Inc.	79,675	4,606
	National Instruments Corp.	109,671	4,605
	Quanta Services Inc.	119,917	4,580
	Watsco Inc.	27,444	4,488
	MDU Resources Group Inc.	172,301	4,445
	EMCOR Group Inc.	49,531	4,364
	BWX Technologies Inc.	81,269	4,234
	Insperity Inc.	34,170	4,174
	Lincoln Electric Holdings Inc.	50,613	4,166
	Avnet Inc.	90,145	4,081
	AGCO Corp.	52,466	4,070
	MAXIMUS Inc.	55,931	4,057
	Fluor Corp.	118,923	4,007
	Armstrong World Industries Inc.	40,924	3,978
*	Gardner Denver Holdings Inc.	113,015	3,910
*	Kirby Corp.	49,294	3,894
*	Generac Holdings Inc.	54,446	3,779
	Tetra Tech Inc.	47,657	3,743
	Air Lease Corp. Class A	90,358	3,735
	Jabil Inc.	116,755	3,689
	Crane Co.	43,907	3,664
*	Stericycle Inc.	76,603	3,658
	Landstar System Inc.	33,781	3,648
	Eagle Materials Inc.	38,183	3,540
	Graphic Packaging Holding Co.	253,026	3,537
	Littelfuse Inc.	19,971	3,533
*	Trex Co. Inc.	49,146	3,524
*	RBC Bearings Inc.	20,901	3,486
	nVent Electric plc	134,267	3,328
*	Axon Enterprise Inc.	51,756	3,323
	Brink’s Co.	40,894	3,320
	Knight-Swift Transportation Holdings Inc.	100,872	3,313
	MSC Industrial Direct Co. Inc. Class A	44,597	3,312
	MSA Safety Inc.	30,443	3,208
	John Bean Technologies Corp.	26,298	3,185
*	Clean Harbors Inc.	44,006	3,129
*	Mercury Systems Inc.	43,721	3,076
	KBR Inc.	122,514	3,055
	Timken Co.	57,087	2,931
	Regal Beloit Corp.	35,861	2,930
*	CoreLogic Inc.	69,925	2,925
	Louisiana-Pacific Corp.	106,945	2,804
*	Coherent Inc.	20,343	2,774
*	Allegheny Technologies Inc.	109,434	2,758

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Novanta Inc.	29,075	2,742
*	MasTec Inc.	53,187	2,741
*	ASGN Inc.	44,667	2,707
*	FTI Consulting Inc.	32,230	2,702
*	Aerojet Rocketdyne Holdings Inc.	59,951	2,684
*	Rogers Corp.	15,527	2,680
	Exponent Inc.	45,731	2,677
	Kennametal Inc.	71,830	2,657
*	Paylocity Holding Corp.	27,703	2,599
	Moog Inc. Class A	27,647	2,588
	Ryder System Inc.	44,114	2,572
	Macquarie Infrastructure Corp.	62,224	2,523
*	Proto Labs Inc.	21,701	2,518
*	Rexnord Corp.	82,775	2,501
*	TriNet Group Inc.	36,453	2,471
	Silgan Holdings Inc.	80,434	2,461
	Barnes Group Inc.	43,489	2,450
*	SiteOne Landscape Supply Inc.	35,002	2,426
	Owens-Illinois Inc.	138,982	2,400
	UniFirst Corp.	12,712	2,397
*	Integer Holdings Corp.	28,423	2,385
*	TopBuild Corp.	28,821	2,385
	GATX Corp.	29,936	2,374
	EnerSys	33,838	2,318
	Watts Water Technologies Inc. Class A	24,453	2,279
	Simpson Manufacturing Co. Inc.	34,187	2,272
	Albany International Corp. Class A	26,951	2,234
*	Beacon Roofing Supply Inc.	60,628	2,226
*	Resideo Technologies Inc.	100,895	2,212
	ABM Industries Inc.	55,279	2,211
	Valmont Industries Inc.	17,193	2,180
*	Colfax Corp.	75,651	2,120
*	AMN Healthcare Services Inc.	38,839	2,107
	Altra Industrial Motion Corp.	56,274	2,019
*	Advanced Disposal Services Inc.	62,986	2,010
	Brady Corp. Class A	40,698	2,007
	Belden Inc.	33,434	1,992
*	Pluralsight Inc. Class A	65,671	1,991
*	Harsco Corp.	71,901	1,973
*	Itron Inc.	31,504	1,971
*	ExlService Holdings Inc.	29,488	1,950
*	II-VI Inc.	52,759	1,929
	Applied Industrial Technologies Inc.	31,337	1,928
	World Fuel Services Corp.	53,203	1,913
*	Summit Materials Inc. Class A	98,808	1,902
	Covanta Holding Corp.	106,118	1,901
	Korn Ferry	47,173	1,890
*	WESCO International Inc.	37,128	1,881
	Universal Forest Products Inc.	48,710	1,854
	Terex Corp.	58,742	1,844
	Granite Construction Inc.	38,200	1,840
	Otter Tail Corp.	34,472	1,820
	Vishay Intertechnology Inc.	109,825	1,814
	Trinity Industries Inc.	84,760	1,759
	ESCO Technologies Inc.	21,269	1,757
	Tradeweb Markets Inc. Class A	39,737	1,741
*	Builders FirstSource Inc.	102,562	1,729
	Cubic Corp.	26,715	1,723
	HEICO Corp.	12,729	1,703
*	Cimpress NV	18,406	1,673
	AAON Inc.	33,302	1,671
*	Kratos Defense & Security Solutions Inc.	72,853	1,668
*	Fabrinet	33,335	1,656
*	Sanmina Corp.	54,538	1,651

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	ManTech International Corp. Class A	24,604	1,620
*	OSI Systems Inc.	14,271	1,607
	Triton International Ltd.	48,572	1,591
	Kaman Corp.	24,905	1,586
	Franklin Electric Co. Inc.	33,195	1,577
	Badger Meter Inc.	26,177	1,562
*	Dycom Industries Inc.	26,504	1,560
*	SPX FLOW Inc.	37,211	1,558
*	Saia Inc.	23,920	1,547
*	Anixter International Inc.	25,680	1,533
*	Plexus Corp.	26,255	1,532
	Comfort Systems USA Inc.	29,868	1,523
	EVERTEC Inc.	46,476	1,520
	Matson Inc.	39,089	1,519
	Federal Signal Corp.	55,378	1,481
	Deluxe Corp.	35,605	1,448
*	Casella Waste Systems Inc. Class A	36,307	1,439
	Forward Air Corp.	24,002	1,420
	Mueller Industries Inc.	46,686	1,366
*	Navistar International Corp.	39,630	1,365
	McGrath RentCorp	21,945	1,364
*	Knowles Corp.	73,920	1,353
*	Conduent Inc.	138,516	1,328
^,*	Verra Mobility Corp. Class A	96,365	1,261
	Mueller Water Products Inc. Class A	127,472	1,252
	Actuant Corp. Class A	49,872	1,237
*	SPX Corp.	36,701	1,212
*	Ambarella Inc.	27,095	1,196
*	JELD-WEN Holding Inc.	55,889	1,187
	Werner Enterprises Inc.	37,897	1,178
*	TriMas Corp.	37,464	1,160
*	Air Transport Services Group Inc.	47,003	1,147
*	BMC Stock Holdings Inc.	53,961	1,144
	EnPro Industries Inc.	17,905	1,143
	Rush Enterprises Inc. Class A	30,771	1,124
*	Gibraltar Industries Inc.	27,604	1,114
	Mobile Mini Inc.	36,556	1,112
*	Masonite International Corp.	20,759	1,094
*	Hub Group Inc. Class A	25,892	1,087
	ICF International Inc.	14,915	1,086
	Raven Industries Inc.	29,881	1,072
	Apogee Enterprises Inc.	24,629	1,070
	Helios Technologies Inc.	22,985	1,067
	Aircastle Ltd.	49,992	1,063
	US Ecology Inc.	17,794	1,059
*	Installed Building Products Inc.	17,167	1,017
	AAR Corp.	27,447	1,010
	Advanced Drainage Systems Inc.	30,765	1,009
*	Huron Consulting Group Inc.	19,807	998
*	Atkore International Group Inc.	38,131	986
*	AeroVironment Inc.	17,297	982
	AZZ Inc.	21,009	967
	Encore Wire Corp.	16,489	966
*	Sykes Enterprises Inc.	34,764	955
*	Livent Corp.	136,585	945
	Tennant Co.	15,245	933
	Boise Cascade Co.	33,040	929
*	Inovalon Holdings Inc. Class A	61,724	896
*	TTM Technologies Inc.	87,416	892
	Methode Electronics Inc.	31,113	889
*	Atlas Air Worldwide Holdings Inc.	19,880	887
	Greif Inc. Class A	27,034	880
	MTS Systems Corp.	14,798	866
*	Continental Building Products Inc.	32,437	862

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Mesa Laboratories Inc.	3,478	850
	Triumph Group Inc.	37,042	848
*	Patrick Industries Inc.	17,198	846
	Schneider National Inc. Class B	45,601	832
*	PGT Innovations Inc.	49,708	831
*	Cardtronics plc Class A	30,364	830
*	SEACOR Holdings Inc.	17,439	829
	Standex International Corp.	11,295	826
	KEMET Corp.	43,831	824
*	CBIZ Inc.	41,545	814
	Greenbrier Cos. Inc.	26,444	804
*	Astronics Corp.	19,792	796
*	TrueBlue Inc.	36,032	795
*	Milacron Holdings Corp.	56,997	787
*	Evo Payments Inc. Class A	24,924	786
	Kadant Inc.	8,634	784
	H&E Equipment Services Inc.	26,864	781
*	CIRCOR International Inc.	16,867	776
	Alamo Group Inc.	7,726	772
	Primoris Services Corp.	36,767	770
	Benchmark Electronics Inc.	30,490	766
	Wabash National Corp.	46,065	749
	Global Brass & Copper Holdings Inc.	16,950	741
	Navigant Consulting Inc.	31,609	733
	Columbus McKinnon Corp.	17,429	731
	Lindsay Corp.	8,740	719
	AVX Corp.	42,688	709
*	FARO Technologies Inc.	13,388	704
*	Everi Holdings Inc.	58,673	700
	National Research Corp.	11,993	691
	Griffon Corp.	40,709	689
*	US Concrete Inc.	13,840	688
	Heartland Express Inc.	37,643	680
	Astec Industries Inc.	20,885	680
	DMC Global Inc.	10,595	671
	Kelly Services Inc. Class A	25,590	670
	CTS Corp.	24,287	670
	Douglas Dynamics Inc.	16,740	666
	Kforce Inc.	18,809	660
	Quanex Building Products Corp.	34,869	659
*	Manitowoc Co. Inc.	36,777	655
*	Thermon Group Holdings Inc.	25,165	645
*	NV5 Global Inc.	7,889	642
	TTEC Holdings Inc.	13,647	636
	Multi-Color Corp.	12,479	624
^	ADT Inc.	100,440	615
*	Parsons Corp.	16,359	603
*	GMS Inc.	27,224	599
*	Control4 Corp.	25,134	597
	GrafTech International Ltd.	51,475	592
^,*	GreenSky Inc. Class A	48,023	590
*	Evolent Health Inc. Class A	71,499	568
	ArcBest Corp.	20,057	564
	Myers Industries Inc.	29,048	560
*	Tutor Perini Corp.	40,140	557
*	MACOM Technology Solutions Holdings Inc.	35,898	543
^,*	CryoPort Inc.	29,397	539
	Marten Transport Ltd.	29,621	538
	Argan Inc.	13,190	535
	Gorman-Rupp Co.	16,080	528
	Cass Information Systems Inc.	10,620	515
	Barrett Business Services Inc.	6,077	502
*	Veeco Instruments Inc.	40,235	492
*	MYR Group Inc.	13,120	490

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Wesco Aircraft Holdings Inc.	44,014	489
*	Aegion Corp. Class A	26,523	488
*	Gates Industrial Corp. plc	42,411	484
*	Great Lakes Dredge & Dock Corp.	43,760	483
*	DXP Enterprises Inc.	12,487	473
	Ennis Inc.	22,944	471
*	Echo Global Logistics Inc.	22,509	470
	Heidrick & Struggles International Inc.	15,142	454
*	Vicor Corp.	14,344	445
*	CAI International Inc.	17,614	437
	Hyster-Yale Materials Handling Inc.	7,759	429
	NN Inc.	43,785	427
	Briggs & Stratton Corp.	39,405	403
*	Ducommun Inc.	8,885	400
*	Cornerstone Building Brands Inc.	68,626	400
	Resources Connection Inc.	24,685	395
*	Heritage-Crystal Clean Inc.	14,261	375
*	Team Inc.	24,450	375
*	Paysign Inc.	27,870	373
*	Donnelley Financial Solutions Inc.	27,310	364
	Maxar Technologies Inc.	45,740	358
*	International Seaways Inc.	18,754	356
*	Kimball Electronics Inc.	20,481	333
	Park Electrochemical Corp.	19,093	319
*	Sterling Construction Co. Inc.	22,643	304
*	Willdan Group Inc.	8,086	301
*	Vishay Precision Group Inc.	7,260	295
^,*	Energy Recovery Inc.	28,300	295
	Quad/Graphics Inc.	36,770	291
	Spartan Motors Inc.	26,295	288
*	Cross Country Healthcare Inc.	30,721	288
*	Eagle Bulk Shipping Inc.	54,496	286
*	Franklin Covey Co.	8,348	284
*	Foundation Building Materials Inc.	15,621	278
	Powell Industries Inc.	7,254	276
*	ShotSpotter Inc.	6,113	270
	NVE Corp.	3,806	265
*	Napco Security Technologies Inc.	8,832	262
	Insteel Industries Inc.	12,557	261
*	Mistras Group Inc.	18,068	260
*	CECO Environmental Corp.	26,869	258
	Miller Industries Inc.	8,281	255
*	Ranpak Holdings Corp.	28,400	251
	B. Riley Financial Inc.	11,544	241
*	Commercial Vehicle Group Inc.	29,386	236
^,*	BlueLinx Holdings Inc.	11,892	236
*	Lydall Inc.	11,506	232
	Park-Ohio Holdings Corp.	7,030	229
*	Overseas Shipholding Group Inc. Class A	121,200	228
	CRA International Inc.	5,930	227
	Advanced Emissions Solutions Inc.	17,543	222
*	Construction Partners Inc. Class A	14,627	220
*	Blue Bird Corp.	11,011	217
*	DHI Group Inc.	60,119	215
	Allied Motion Technologies Inc.	5,591	212
	REV Group Inc.	14,684	212
*	Landec Corp.	22,177	208
*	Radiant Logistics Inc.	33,408	205
	Omega Flex Inc.	2,665	205
*	YRC Worldwide Inc.	49,000	197
*	US Xpress Enterprises Inc. Class A	37,700	194
*	Northwest Pipe Co.	7,317	189
*	Cardlytics Inc.	7,191	187
	VSE Corp.	6,500	186

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Covenant Transportation Group Inc. Class A	12,548	185
*	Armstrong Flooring Inc.	18,628	183
*	InnerWorkings Inc.	47,400	181
*	GP Strategies Corp.	11,933	180
	Hurco Cos. Inc.	5,051	180
*	UFP Technologies Inc.	4,245	177
*	LB Foster Co. Class A	6,452	176
*	Era Group Inc.	20,437	170
	Crawford & Co. Class A	16,065	169
	Daktronics Inc.	27,019	167
^,*	Energous Corp.	37,817	165
*	OptimizeRx Corp.	9,639	156
*	Iteris Inc.	30,071	155
	BG Staffing Inc.	8,185	155
^	EVI Industries Inc.	3,846	147
	NACCO Industries Inc. Class A	2,823	147
	LSC Communications Inc.	39,923	147
*	Twin Disc Inc.	8,834	133
	Eastern Co.	4,598	129
	Universal Logistics Holdings Inc.	5,573	125
	Graham Corp.	6,141	124
*	Transcat Inc.	4,840	124
	Bel Fuse Inc. Class B	7,191	123
	RR Donnelley & Sons Co.	62,200	123
*	Acacia Research Corp.	38,613	114
*	IES Holdings Inc.	5,998	113
*	CyberOptics Corp.	6,679	108
*	Lawson Products Inc.	2,806	103
*	Aspen Aerogels Inc.	14,402	103
	United States Lime & Minerals Inc.	1,281	102
*	PRGX Global Inc.	15,228	102
*	Concrete Pumping Holdings Inc.	19,696	101
*	PAM Transportation Services Inc.	1,626	101
*	IntriCon Corp.	4,234	99
*	Information Services Group Inc.	29,685	94
*	Daseke Inc.	25,698	92
^,*	Turtle Beach Corp.	7,983	92
	Greif Inc. Class B	2,101	92
*	Manitex International Inc.	14,516	89
^,*	Aqua Metals Inc.	46,946	78
^,*	Workhorse Group Inc.	26,033	77
*	ExOne Co.	7,987	74
*	Intevac Inc.	15,339	74
*	Universal Technical Institute Inc.	21,283	73
	Crawford & Co. Class B	7,813	73
*	ARC Document Solutions Inc.	34,251	70
*	UQM Technologies Inc.	41,712	69
*	Willis Lease Finance Corp.	1,168	68
*	Gencor Industries Inc.	5,230	68
*	USA Truck Inc.	6,111	62
*	Charah Solutions Inc.	10,207	56
*	Luna Innovations Inc.	11,973	54
^,*	Forterra Inc.	10,532	52
*	Ultralife Corp.	6,533	52
*	General Finance Corp.	5,355	45
*	Lincoln Educational Services Corp.	19,309	45
*	Image Sensing Systems Inc.	8,740	44
*	Orion Energy Systems Inc.	13,570	40
*	ASV Holdings Inc.	5,560	38
^,*	Capstone Turbine Corp.	46,350	36
*	Hudson Technologies Inc.	38,729	33
	RF Industries Ltd.	3,910	33
*	Goldfield Corp.	14,150	33
*	CPI Aerostructures Inc.	3,789	32

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Nuvectra Corp.	8,905	30
	Global Water Resources Inc.	2,764	29
*	LightPath Technologies Inc. Class A	30,132	27
*	Coda Octopus Group Inc.	2,088	27
*	Broadwind Energy Inc.	12,171	27
*	Mayville Engineering Co. Inc.	1,894	26
*	Frequency Electronics Inc.	2,246	26
	LSI Industries Inc.	6,879	25
*	Perceptron Inc.	5,605	25
*	ALJ Regional Holdings Inc.	15,022	23
*	Steel Connect Inc.	11,951	22
^,*	Odyssey Marine Exploration Inc.	3,525	20
*	Fuel Tech Inc.	14,473	20
*	Houston Wire & Cable Co.	3,866	20
	Chicago Rivet & Machine Co.	710	20
*	Payment Data Systems Inc.	5,651	20
*	IEC Electronics Corp.	2,860	18
*	Air Industries Group	16,125	18
*	Lightbridge Corp.	25,146	17
*	Tecogen Inc.	4,375	16
	Richardson Electronics Ltd.	2,700	15
*	Volt Information Sciences Inc.	3,158	14
*	PFSweb Inc.	3,353	14
*	Babcock & Wilcox Enterprises Inc.	36,976	13
*	Arotech Corp.	6,359	13
*	StarTek Inc.	1,506	12
	Espey Manufacturing & Electronics Corp.	486	12
	Issuer Direct Corp.	998	11
*	Vertex Energy Inc.	7,299	11
*	Sharps Compliance Corp.	2,867	10
*	Air T Inc.	532	9
*	Huttig Building Products Inc.	3,194	8
*	Ballantyne Strong Inc.	2,465	8
*	ENGlobal Corp.	8,787	8
*	eMagin Corp.	16,532	8
*	Digital Ally Inc.	4,794	7
^,*	Boxlight Corp. Class A	2,246	7
*	MTBC Inc.	1,328	7
*	Wireless Telecom Group Inc.	2,760	4
*	CUI Global Inc.	5,053	4
*	Innovative Solutions & Support Inc.	784	4
*	Revolution Lighting Technologies Inc.	12,778	3
	Bel Fuse Inc. Class A	197	3
*	Polar Power Inc.	592	2
*	Perma-Fix Environmental Services	605	2
*	Pioneer Power Solutions Inc.	407	2
*	Taylor Devices Inc.	136	1
*	Energy Focus Inc.	3,108	1
*	Bio-key International Inc.	832	1
*	Verb Technology Co. Inc.	400	1
*	Applied DNA Sciences Inc.	1,316	1
	AMCON Distributing Co.	3	—
*	SIFCO Industries Inc.	99	—
*	Patriot Transportation Holding Inc.	14	—
*,§	Patriot National Inc.	7,513	—
*	GEE Group Inc.	197	—
*	Continental Materials Corp.	9	—
*	Air T Inc. Warrants Exp. 06/07/2020	1,476	—
*	ClearSign Combustion Corp.	63	—
*	Sypris Solutions Inc.	92	—
*	AeroCentury Corp.	6	—
*	Roadrunner Transportation Systems Inc.	1	—
			3,416,429

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
Oil & Gas (2.9%)
	Exxon Mobil Corp.	3,634,667	278,525
	Chevron Corp.	1,637,271	203,742
	ConocoPhillips	981,428	59,867
	EOG Resources Inc.	506,981	47,230
	Schlumberger Ltd.	1,185,537	47,113
	Phillips 66	388,703	36,359
	Kinder Morgan Inc.	1,676,300	35,001
	Occidental Petroleum Corp.	641,435	32,251
	Marathon Petroleum Corp.	567,506	31,712
	Valero Energy Corp.	357,422	30,599
	Anadarko Petroleum Corp.	428,951	30,267
	Williams Cos. Inc.	1,059,715	29,714
	ONEOK Inc.	354,649	24,403
	Pioneer Natural Resources Co.	144,567	22,243
	Concho Resources Inc.	172,023	17,749
	Halliburton Co.	706,026	16,055
	Diamondback Energy Inc.	141,408	15,409
	Hess Corp.	233,687	14,855
*	Cheniere Energy Inc.	197,175	13,497
	Baker Hughes a GE Co. Class A	442,596	10,901
	Marathon Oil Corp.	696,551	9,898
	Devon Energy Corp.	340,322	9,706
	Apache Corp.	323,332	9,367
	Noble Energy Inc.	406,687	9,110
	Cabot Oil & Gas Corp.	363,184	8,339
	Targa Resources Corp.	197,250	7,744
	OGE Energy Corp.	170,408	7,253
	National Oilwell Varco Inc.	325,770	7,242
	HollyFrontier Corp.	133,262	6,167
	Cimarex Energy Co.	85,500	5,073
	Helmerich & Payne Inc.	90,063	4,559
*	Parsley Energy Inc. Class A	232,328	4,417
*	WPX Energy Inc.	359,634	4,139
*	First Solar Inc.	62,725	4,120
	Murphy Oil Corp.	145,483	3,586
*	Continental Resources Inc.	82,167	3,458
	Equitrans Midstream Corp.	175,404	3,457
	EQT Corp.	216,404	3,421
*	Transocean Ltd.	495,540	3,176
	PBF Energy Inc. Class A	88,260	2,763
	Antero Midstream Corp.	240,747	2,759
	Delek US Holdings Inc.	63,349	2,567
*	Chart Industries Inc.	30,287	2,328
*	Apergy Corp.	68,061	2,283
^,*	Chesapeake Energy Corp.	1,069,662	2,086
	Core Laboratories NV	39,018	2,040
*	PDC Energy Inc.	55,189	1,990
*	Matador Resources Co.	97,867	1,946
	Patterson-UTI Energy Inc.	165,015	1,899
*	Oceaneering International Inc.	79,831	1,628
	Range Resources Corp.	230,604	1,610
^,*	Enphase Energy Inc.	85,130	1,552
*	ProPetro Holding Corp.	73,182	1,515
*	Southwestern Energy Co.	477,311	1,508
	Ensco Rowan plc Class A	176,049	1,502
*	Whiting Petroleum Corp.	79,024	1,476
*	Oasis Petroleum Inc.	258,725	1,470
	Arcosa Inc.	38,951	1,466
*	QEP Resources Inc.	199,591	1,443
*	Dril-Quip Inc.	29,581	1,420
*	McDermott International Inc.	140,800	1,360
	CVR Energy Inc.	27,000	1,350
*	NOW Inc.	88,899	1,312

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Cactus Inc. Class A	38,933	1,289
	Archrock Inc.	119,241	1,264
*	Callon Petroleum Co.	187,616	1,236
*	Antero Resources Corp.	222,018	1,228
*	MRC Global Inc.	69,170	1,184
*	Centennial Resource Development Inc. Class A	151,959	1,153
	SM Energy Co.	91,115	1,141
*	Magnolia Oil & Gas Corp. Class A	91,215	1,056
*	Helix Energy Solutions Group Inc.	112,273	969
*	SRC Energy Inc.	193,563	960
*	Oil States International Inc.	50,192	919
	Nabors Industries Ltd.	302,834	878
	SemGroup Corp. Class A	69,838	838
*	CNX Resources Corp.	114,362	836
*	Tidewater Inc.	32,230	757
*	Gulfport Energy Corp.	140,396	689
*	Carrizo Oil & Gas Inc.	68,047	682
^,*	California Resources Corp.	34,640	682
*	TPI Composites Inc.	27,116	670
*	C&J Energy Services Inc.	56,656	667
^,*	Tellurian Inc.	80,607	633
	Berry Petroleum Corp.	58,999	625
^,*	SunPower Corp. Class A	54,036	578
*	Select Energy Services Inc. Class A	48,447	562
*	Par Pacific Holdings Inc.	26,739	549
^,*	Plug Power Inc.	237,379	534
	Liberty Oilfield Services Inc. Class A	31,260	506
*	Matrix Service Co.	24,881	504
*	Northern Oil and Gas Inc.	257,740	497
*	Renewable Energy Group Inc.	29,189	463
^,*	Diamond Offshore Drilling Inc.	51,207	454
^,*	Extraction Oil & Gas Inc.	103,195	447
*	Newpark Resources Inc.	59,106	439
	Solaris Oilfield Infrastructure Inc. Class A	28,947	434
*	Laredo Petroleum Inc.	142,394	413
*	Denbury Resources Inc.	331,544	411
*	Jagged Peak Energy Inc.	49,273	407
*	KLX Energy Services Holdings Inc.	19,692	402
*	Unit Corp.	42,727	380
*	W&T Offshore Inc.	74,445	369
*	Talos Energy Inc.	15,133	364
*	Brigham Minerals Inc.	16,371	351
*	Bonanza Creek Energy Inc.	16,011	334
*	Penn Virginia Corp.	10,308	316
*	Exterran Corp.	21,845	311
*	REX American Resources Corp.	4,122	300
	Green Plains Inc.	27,480	296
*	Noble Corp. plc	155,053	290
*	Keane Group Inc.	43,065	289
*	Nine Energy Service Inc.	16,307	283
*	SandRidge Energy Inc.	40,607	281
*	SEACOR Marine Holdings Inc.	18,456	276
*	Green Brick Partners Inc.	33,004	274
*	Altus Midstream Co. Class A	72,387	269
*	Geospace Technologies Corp.	17,746	268
*	Forum Energy Technologies Inc.	75,240	257
^,*	National Energy Services Reunited Corp.	28,937	252
	RPC Inc.	34,611	250
*	FTS International Inc.	43,389	242
*	Parker Drilling Co.	10,894	221
*	Montage Resources Corp.	33,950	207
*	Ameresco Inc. Class A	13,932	205
*	Ring Energy Inc.	63,006	205
*	Superior Energy Services Inc.	147,324	192

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Gulf Island Fabrication Inc.	25,659	182
	Evolution Petroleum Corp.	25,075	179
*	Flotek Industries Inc.	53,300	176
	Falcon Minerals Corp.	20,945	176
*	Trecora Resources	18,356	176
	Panhandle Oil and Gas Inc. Class A	13,397	175
^,*	Chaparral Energy Inc. Class A	36,289	171
*	US Well Services Inc.	33,133	160
^,*	American Superconductor Corp.	17,108	159
*	TETRA Technologies Inc.	97,305	159
*	HighPoint Resources Corp.	72,833	133
*	Goodrich Petroleum Corp.	9,501	123
*	Isramco Inc.	839	99
*	Abraxas Petroleum Corp.	91,412	94
	Mammoth Energy Services Inc.	13,670	94
*	SilverBow Resources Inc.	6,268	87
*	Natural Gas Services Group Inc.	5,139	85
*	VAALCO Energy Inc.	44,869	75
*	Covia Holdings Corp.	37,579	74
*	ION Geophysical Corp.	9,097	73
*	Mitcham Industries Inc.	16,294	64
*	Rosehill Resources Inc. Class A	14,182	52
	Adams Resources & Energy Inc.	1,461	50
*	Ranger Energy Services Inc.	5,868	47
*	Roan Resources Inc.	22,329	39
^,*	Torchlight Energy Resources Inc.	25,734	37
*	Contango Oil & Gas Co.	16,918	29
*	Lonestar Resources US Inc. Class A	11,097	25
*	Pacific Ethanol Inc.	31,856	24
^,*	SAExploration Holdings Inc.	5,749	21
*	Ultra Petroleum Corp.	92,745	17
*	Quintana Energy Services Inc.	8,395	14
^,*	Key Energy Services Inc.	4,827	11
*	Superior Drilling Products Inc.	10,715	11
*	Infrastructure and Energy Alternatives Inc.	4,720	10
*	Midstates Petroleum Co. Inc.	1,443	9
^,*	Aemetis Inc.	8,969	8
*	Independence Contract Drilling Inc.	4,135	7
^,*	Zion Oil & Gas Inc.	12,607	4
^,*	Enservco Corp.	10,392	4
^,*	Approach Resources Inc.	9,209	3
*	Tidewater Inc. Warrants Exp. 12/31/2049	535	2
^,*	Houston American Energy Corp.	7,940	2
*	Tidewater Inc. Warrants Exp. 12/31/2049	579	2
^,*	FuelCell Energy Inc.	4,706	1
^,*	Basic Energy Services Inc. Warrants Exp. 12/23/2023	2,067	—
^,*,§	Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020	2,104	—
*,§	Harvest Natural Resources Inc.	20,906	—
*,§	Rex Energy Corp.	900	—
			1,193,378
Technology (12.2%)
	Microsoft Corp.	6,579,157	881,344
	Apple Inc.	3,555,729	703,750
*	Facebook Inc. Class A	2,064,096	398,371
*	Alphabet Inc. Class A	257,703	279,041
*	Alphabet Inc. Class C	253,761	274,293
	Cisco Systems Inc.	3,679,999	201,406
	Intel Corp.	3,844,306	184,027
*	Adobe Inc.	420,534	123,910
	Oracle Corp.	1,906,506	108,614
	International Business Machines Corp.	760,574	104,883
*	salesforce.com Inc.	635,683	96,452
	Broadcom Inc.	323,407	93,096
	Texas Instruments Inc.	806,871	92,597

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	NVIDIA Corp.	498,455	81,861
	QUALCOMM Inc.	1,045,359	79,520
	Intuit Inc.	213,044	55,675
*	ServiceNow Inc.	161,451	44,330
*	Micron Technology Inc.	958,374	36,984
	Applied Materials Inc.	813,091	36,516
	Analog Devices Inc.	317,125	35,794
	Cognizant Technology Solutions Corp. Class A	486,464	30,837
*	Autodesk Inc.	188,581	30,720
*	Workday Inc. Class A	137,879	28,345
*	Red Hat Inc.	146,061	27,424
	HP Inc.	1,311,663	27,269
	Xilinx Inc.	216,814	25,567
*	Advanced Micro Devices Inc.	832,519	25,284
	Lam Research Corp.	127,909	24,026
	Motorola Solutions Inc.	141,120	23,529
	Corning Inc.	672,530	22,348
*	Twitter Inc.	622,715	21,733
	Harris Corp.	102,421	19,371
	Cerner Corp.	263,918	19,345
*	VeriSign Inc.	91,911	19,224
*	Veeva Systems Inc. Class A	109,381	17,732
	Microchip Technology Inc.	202,397	17,548
	Hewlett Packard Enterprise Co.	1,152,451	17,229
*	Cadence Design Systems Inc.	240,731	17,046
*	Synopsys Inc.	128,556	16,544
	KLA-Tencor Corp.	138,005	16,312
*	Splunk Inc.	127,773	16,067
*	Palo Alto Networks Inc.	77,968	15,887
*	ANSYS Inc.	71,805	14,707
*	IAC/InterActiveCorp	67,403	14,662
	Maxim Integrated Products Inc.	233,342	13,959
	CDW Corp.	124,628	13,834
	NetApp Inc.	210,956	13,016
*	Twilio Inc. Class A	95,395	13,007
	Marvell Technology Group Ltd.	537,925	12,840
	DXC Technology Co.	228,220	12,586
*	Arista Networks Inc.	45,625	11,845
*	Gartner Inc.	73,537	11,835
	Western Digital Corp.	240,466	11,434
	Skyworks Solutions Inc.	147,836	11,423
	VMware Inc. Class A	66,328	11,091
*	Okta Inc.	89,034	10,997
	Symantec Corp.	502,680	10,938
	Citrix Systems Inc.	110,933	10,887
*	Tableau Software Inc. Class A	64,833	10,764
*	GoDaddy Inc. Class A	151,748	10,645
*	Akamai Technologies Inc.	132,361	10,607
	SS&C Technologies Holdings Inc.	183,993	10,600
	Seagate Technology plc	213,135	10,043
	Leidos Holdings Inc.	123,299	9,845
*	Paycom Software Inc.	42,761	9,695
*	Fortinet Inc.	124,328	9,552
*	Snap Inc.	592,828	8,477
*	Zendesk Inc.	93,391	8,315
*	PTC Inc.	87,983	7,897
	Juniper Networks Inc.	293,264	7,810
*	EPAM Systems Inc.	44,173	7,646
*	F5 Networks Inc.	50,794	7,397
*	Aspen Technology Inc.	59,046	7,338
*	Black Knight Inc.	121,740	7,323
*	ON Semiconductor Corp.	356,833	7,212
*	Guidewire Software Inc.	69,925	7,089
	Teradyne Inc.	146,358	7,012

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Cypress Semiconductor Corp.	311,836	6,935
*	Dell Technologies Inc.	133,963	6,805
*	Qorvo Inc.	101,668	6,772
*	Tyler Technologies Inc.	31,271	6,755
*	Coupa Software Inc.	52,742	6,678
*	RingCentral Inc. Class A	57,270	6,581
*	HubSpot Inc.	34,379	5,862
*	Proofpoint Inc.	47,513	5,713
*	Ciena Corp.	132,733	5,459
	CDK Global Inc.	104,291	5,156
*	Cree Inc.	89,894	5,050
	Monolithic Power Systems Inc.	35,688	4,846
*	Medidata Solutions Inc.	51,656	4,675
*	MongoDB Inc.	30,374	4,620
*	DocuSign Inc. Class A	89,130	4,431
	Science Applications International Corp.	50,848	4,401
*	CACI International Inc. Class A	21,431	4,385
	Entegris Inc.	115,037	4,293
*	RealPage Inc.	69,313	4,079
*	ViaSat Inc.	50,337	4,068
*	Nuance Communications Inc.	253,519	4,049
*	Alteryx Inc. Class A	35,964	3,924
*	Dropbox Inc. Class A	155,500	3,895
*	Silicon Laboratories Inc.	37,333	3,860
*	Anaplan Inc.	76,228	3,847
*	Manhattan Associates Inc.	55,012	3,814
*	New Relic Inc.	43,120	3,730
	MKS Instruments Inc.	47,603	3,708
*	Zscaler Inc.	48,014	3,680
*	Smartsheet Inc. Class A	75,029	3,631
	j2 Global Inc.	40,242	3,577
*	Lumentum Holdings Inc.	66,410	3,547
*	Teradata Corp.	97,272	3,487
	Blackbaud Inc.	41,350	3,453
	SYNNEX Corp.	34,876	3,432
*	Slack Technologies Inc. Class A	87,256	3,272
*	Tech Data Corp.	30,924	3,235
*	Avalara Inc.	44,668	3,225
*	NCR Corp.	100,494	3,125
*	Nutanix Inc.	120,164	3,117
	LogMeIn Inc.	42,203	3,110
^	Match Group Inc.	46,200	3,108
*	ACI Worldwide Inc.	88,096	3,025
*	Verint Systems Inc.	56,072	3,016
*	Ceridian HCM Holding Inc.	59,562	2,990
*	Pure Storage Inc. Class A	195,317	2,982
*	Envestnet Inc.	42,382	2,898
*	Semtech Corp.	58,620	2,817
	Cabot Microelectronics Corp.	25,553	2,813
	Perspecta Inc.	120,006	2,809
*	Q2 Holdings Inc.	36,534	2,790
*	Cornerstone OnDemand Inc.	46,989	2,722
*	FireEye Inc.	174,355	2,582
*	Everbridge Inc.	28,541	2,552
*	Qualys Inc.	29,236	2,546
*	Viavi Solutions Inc.	190,950	2,538
*	CommScope Holding Co. Inc.	160,905	2,531
*	Five9 Inc.	49,027	2,515
	Pegasystems Inc.	35,047	2,496
^,*	Finisar Corp.	101,653	2,325
	Brooks Automation Inc.	59,635	2,311
*	Box Inc.	120,227	2,117
*	Rapid7 Inc.	36,257	2,097
*	Cirrus Logic Inc.	47,539	2,077

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	2U Inc.	54,061	2,035
	Cogent Communications Holdings Inc.	34,186	2,029
*	Premier Inc. Class A	51,781	2,025
*	Covetrus Inc.	82,252	2,012
*	Pinterest Inc. Class A	73,652	2,005
*	Inphi Corp.	38,722	1,940
*	Advanced Energy Industries Inc.	34,307	1,930
	Power Integrations Inc.	23,755	1,905
*	Insight Enterprises Inc.	32,099	1,868
*	Blackline Inc.	34,606	1,852
*	EchoStar Corp. Class A	40,995	1,817
*	PROS Holdings Inc.	28,516	1,804
	InterDigital Inc.	27,932	1,799
*	Allscripts Healthcare Solutions Inc.	144,864	1,685
*	Lattice Semiconductor Corp.	115,354	1,683
*	Alarm.com Holdings Inc.	31,458	1,683
	Progress Software Corp.	38,573	1,683
*	CommVault Systems Inc.	33,454	1,660
*	Elastic NV	22,134	1,653
*	Bottomline Technologies DE Inc.	36,991	1,636
*	NetScout Systems Inc.	63,766	1,619
*	SPS Commerce Inc.	15,763	1,611
^	Ubiquiti Networks Inc.	11,964	1,573
*	SailPoint Technologies Holding Inc.	76,091	1,525
*	Acacia Communications Inc.	31,853	1,502
*	Varonis Systems Inc.	23,486	1,455
*	Workiva Inc.	24,798	1,441
*	LivePerson Inc.	49,435	1,386
*	Yext Inc.	68,085	1,368
*	Electronics For Imaging Inc.	37,058	1,368
	CSG Systems International Inc.	27,816	1,358
*	Cray Inc.	38,210	1,330
*	Diodes Inc.	35,330	1,285
*	MaxLinear Inc.	54,629	1,280
*	Instructure Inc.	29,308	1,246
*	SVMK Inc.	73,632	1,216
*	Appfolio Inc.	11,756	1,202
*	ForeScout Technologies Inc.	33,895	1,148
*	Rambus Inc.	94,671	1,140
*	Altair Engineering Inc. Class A	27,710	1,119
*	Blucora Inc.	36,286	1,102
*	Virtusa Corp.	24,759	1,100
*	Avaya Holdings Corp.	91,917	1,095
*	Crowdstrike Holdings Inc. Class A	15,453	1,055
	Plantronics Inc.	28,479	1,055
*	FormFactor Inc.	66,127	1,036
*	Cloudera Inc.	193,658	1,019
*	Zuora Inc. Class A	65,045	996
	NIC Inc.	62,001	994
*	MicroStrategy Inc. Class A	6,801	975
*	Bandwidth Inc. Class A	12,739	956
*	NextGen Healthcare Inc.	46,830	932
*	ePlus Inc.	13,219	911
	Ebix Inc.	18,036	906
*	Perficient Inc.	26,296	902
	Xperi Corp.	41,855	862
*	Tabula Rasa HealthCare Inc.	17,128	855
*	Cision Ltd.	71,498	839
*	Synaptics Inc.	27,634	805
*	3D Systems Corp.	88,293	803
*	SolarWinds Corp.	42,400	778
*	Carbonite Inc.	29,841	777
*	Upland Software Inc.	16,686	760
*	Pivotal Software Inc. Class A	71,705	757

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Vocera Communications Inc.	23,450	749
	TiVo Corp.	101,310	747
*	Rudolph Technologies Inc.	26,860	742
*	ScanSource Inc.	21,947	715
*	Nanometrics Inc.	20,216	702
*	Tenable Holdings Inc.	24,348	695
	Pitney Bowes Inc.	158,199	677
	Monotype Imaging Holdings Inc.	39,884	672
	ADTRAN Inc.	43,334	661
*	Extreme Networks Inc.	100,915	653
	Switch Inc.	47,826	626
*	NETGEAR Inc.	24,562	621
*	Carbon Black Inc.	37,078	620
*	Benefitfocus Inc.	22,819	620
*	Diebold Nixdorf Inc.	67,363	617
*	Amkor Technology Inc.	80,330	599
*	Boingo Wireless Inc.	32,924	592
	Shutterstock Inc.	14,989	587
^,*	Appian Corp. Class A	16,070	580
*	Ultra Clean Holdings Inc.	38,618	538
	Comtech Telecommunications Corp.	18,514	520
	Presidio Inc.	38,069	520
*	Eventbrite Inc. Class A	31,670	513
*	Photronics Inc.	61,557	505
*	nLight Inc.	26,021	500
	Forrester Research Inc.	10,298	484
*	Axcelis Technologies Inc.	32,159	484
*	CEVA Inc.	19,501	475
*	Pagerduty Inc.	10,040	472
*	Zix Corp.	50,588	460
*	Brightcove Inc.	43,667	451
*	Agilysys Inc.	20,731	445
	Cohu Inc.	28,149	434
^,*	Tucows Inc. Class A	7,007	428
*	Infinera Corp.	145,999	425
*	A10 Networks Inc.	61,554	420
*	Model N Inc.	20,930	408
*	Vectrus Inc.	9,894	401
*	Domo Inc.	14,580	398
*	Ichor Holdings Ltd.	16,788	397
^,*	USA Technologies Inc.	52,626	391
*	MobileIron Inc.	63,064	391
*	Rosetta Stone Inc.	16,862	386
*	Unisys Corp.	39,635	385
*	Impinj Inc.	13,362	382
*	Aquantia Corp.	29,261	381
*	Loral Space & Communications Inc.	11,008	380
*	OneSpan Inc.	26,494	375
*	Harmonic Inc.	66,168	367
	Computer Programs & Systems Inc.	12,734	354
*	I3 Verticals Inc. Class A	11,854	349
*	CalAmp Corp.	29,591	346
	American Software Inc. Class A	25,420	334
*	Digimarc Corp.	7,158	318
*	Mitek Systems Inc.	31,555	314
	Simulations Plus Inc.	10,935	312
	Hackett Group Inc.	18,520	311
	PC Connection Inc.	8,866	310
	QAD Inc. Class A	7,677	309
*	Digi International Inc.	22,420	284
*	Calix Inc.	41,340	271
	Systemax Inc.	11,984	266
*	Endurance International Group Holdings Inc.	54,060	259
*	Sciplay Corp. Class A	18,478	253

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
^,*	VirnetX Holding Corp.	40,524	252
*	Limelight Networks Inc.	92,123	249
*	DSP Group Inc.	16,810	241
*	PDF Solutions Inc.	18,179	239
*	PAR Technology Corp.	8,286	234
*	Applied Optoelectronics Inc.	22,599	232
*	Ribbon Communications Inc.	46,727	228
*	Casa Systems Inc.	34,412	221
*	Amber Road Inc.	16,845	220
*	Meet Group Inc.	59,975	209
*	Castlight Health Inc. Class B	63,860	206
*	Ooma Inc.	19,530	205
*	Telaria Inc.	26,650	200
*	AXT Inc.	50,500	200
*	Alpha & Omega Semiconductor Ltd.	21,156	198
*	Fastly Inc. Class A	9,516	193
*	Immersion Corp.	24,728	188
*	WideOpenWest Inc.	24,837	180
^,*	TransEnterix Inc.	122,495	167
*	ChannelAdvisor Corp.	18,866	165
*	Sonim Technologies Inc.	12,400	158
*	Telenav Inc.	18,629	149
*	NeoPhotonics Corp.	35,595	149
^,*	Inseego Corp.	30,662	147
*	Adesto Technologies Corp.	17,692	144
^,*	Gogo Inc.	34,666	138
*	DASAN Zhone Solutions Inc.	9,587	125
*	Synchronoss Technologies Inc.	15,425	122
*	Airgain Inc.	8,585	121
*	Aerohive Networks Inc.	27,289	121
	GlobalSCAPE Inc.	11,304	116
	TESSCO Technologies Inc.	6,292	112
*	SecureWorks Corp. Class A	8,244	110
*	NetSol Technologies Inc.	18,065	101
*	KVH Industries Inc.	9,132	99
*	Pixelworks Inc.	32,934	97
*	Icad Inc.	15,233	97
*	RigNet Inc.	9,523	96
*	Clearfield Inc.	7,179	95
	Preformed Line Products Co.	1,703	95
*	EMCORE Corp.	28,435	94
*	Great Elm Capital Group Inc.	19,881	85
*	GSI Technology Inc.	9,342	80
*	Change Healthcare Inc.	5,295	77
*	ACM Research Inc. Class A	4,280	67
*	SharpSpring Inc.	5,104	66
*	Amtech Systems Inc.	11,877	65
	AstroNova Inc.	2,465	64
*	eGain Corp.	7,706	63
	TransAct Technologies Inc.	5,458	61
*	ID Systems Inc.	9,595	56
*	Identiv Inc.	10,179	52
*	Park City Group Inc.	9,689	52
*	inTEST Corp.	10,157	49
	CSP Inc.	3,181	49
*	Resonant Inc.	19,073	45
*	LRAD Corp.	13,190	43
*	QuickLogic Corp.	75,104	43
^,*	Red Violet Inc.	3,326	41
*	Atomera Inc.	7,854	39
*	Finjan Holdings Inc.	17,449	39
*	Qumu Corp.	8,832	37
*	RCM Technologies Inc.	8,104	32
*	Computer Task Group Inc.	7,990	32

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Neurotrope Inc.	3,987	32
*	Rimini Street Inc.	6,024	32
*	Everspin Technologies Inc.	4,413	29
*	Aware Inc.	8,050	27
*	Veritone Inc.	3,077	26
*	ADDvantage Technologies Group Inc.	15,602	25
*	Seachange International Inc.	16,682	24
*	Intellicheck Inc.	4,082	24
*	RumbleON Inc. Class B	4,623	21
*	Kopin Corp.	18,243	20
	QAD Inc. Class B	668	20
*	Synacor Inc.	10,445	16
*	Data I/O Corp.	3,396	15
*	Aehr Test Systems	8,824	15
*	Support.com Inc.	8,303	13
*	Intermolecular Inc.	11,438	13
*	Aviat Networks Inc.	934	13
*	GSE Systems Inc.	5,300	12
*	Lantronix Inc.	3,690	12
*	VOXX International Corp. Class A	2,911	12
	Wayside Technology Group Inc.	1,052	12
*	Westell Technologies Inc. Class A	5,802	11
*	Key Tronic Corp.	2,174	11
*	CynergisTek Inc.	2,223	11
*	CVD Equipment Corp.	2,737	10
^,*	NXT-ID Inc.	13,320	10
*	ClearOne Inc.	4,114	9
*	Exela Technologies Inc.	4,182	9
*	Majesco	974	9
*	SITO Mobile Ltd.	11,176	9
*	Marin Software Inc.	3,099	8
*	Xcel Brands Inc.	5,202	8
*	Evolving Systems Inc.	8,822	7
	Network-1 Technologies Inc.	2,710	7
*	WidePoint Corp.	15,997	7
*	Trio-Tech International	2,004	6
*	Streamline Health Solutions Inc.	3,730	6
	Communications Systems Inc.	1,854	6
*	BSQUARE Corp.	4,685	5
*	Optical Cable Corp.	889	4
^,*	Sunworks Inc.	6,482	4
*,§	Media General Inc. CVR	82,296	3
*	AIT Therapeutics Inc.	442	2
*	Cinedigm Corp. Class A	1,775	2
*	Qualstar Corp.	394	2
*	Innodata Inc.	1,873	2
	PC-Tel Inc.	286	1
*	Mastech Digital Inc.	260	1
	BK Technologies Corp.	244	1
*,§	Ocera Therapeutics CVR Line	3,700	1
*	Inuvo Inc.	1,578	1
*	FTE Networks Inc.	311	—
*	Socket Mobile Inc.	99	—
*	ARC Group Worldwide Inc.	394	—
*,§	Biosante Pharmaceutical Inc. CVR	14,250	—
			5,123,981
Telecommunications (1.1%)
	AT&T Inc.	6,268,020	210,041
	Verizon Communications Inc.	3,551,572	202,901
*	T-Mobile US Inc.	255,556	18,947
	CenturyLink Inc.	848,790	9,982
*	Zayo Group Holdings Inc.	172,999	5,693
*	Sprint Corp.	536,466	3,525
	Telephone & Data Systems Inc.	78,716	2,393

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
*	Vonage Holdings Corp.	191,265	2,167
*	Iridium Communications Inc.	83,775	1,949
*	8x8 Inc.	80,239	1,934
	Shenandoah Telecommunications Co.	41,973	1,617
^,*	Zoom Video Communications Inc. Class A	16,953	1,505
*	Intelsat SA	67,088	1,305
^,*	GTT Communications Inc.	38,351	675
*	United States Cellular Corp.	14,930	667
	ATN International Inc.	9,908	572
*	pdvWireless Inc.	9,908	466
*	ORBCOMM Inc.	61,407	445
	Consolidated Communications Holdings Inc.	61,662	304
	Spok Holdings Inc.	19,815	298
*	Cincinnati Bell Inc.	59,331	294
^,*	Pareteum Corp.	112,318	293
^,*	Frontier Communications Corp.	151,663	265
^,*	Globalstar Inc.	447,307	215
*	IDT Corp. Class B	18,097	171
*	Alaska Communications Systems Group Inc.	57,396	98
*,§	Omthera Pharmaceuticals Inc. CVR	9,400	6
			468,728
Utilities (1.9%)
	NextEra Energy Inc.	408,760	83,739
	Duke Energy Corp.	620,345	54,739
	Dominion Energy Inc.	690,229	53,368
	Southern Co.	893,279	49,380
	Exelon Corp.	834,681	40,015
	American Electric Power Co. Inc.	428,136	37,680
	Sempra Energy	235,726	32,398
	Xcel Energy Inc.	438,953	26,113
	Public Service Enterprise Group Inc.	435,218	25,599
	Consolidated Edison Inc.	284,535	24,948
	WEC Energy Group Inc.	270,941	22,588
	Eversource Energy	274,272	20,779
	DTE Energy Co.	157,170	20,099
	FirstEnergy Corp.	454,759	19,468
	PPL Corp.	615,995	19,102
	Edison International	277,677	18,718
	American Water Works Co. Inc.	156,979	18,210
	Entergy Corp.	161,237	16,596
	Ameren Corp.	210,642	15,821
	CMS Energy Corp.	246,738	14,289
	Evergy Inc.	219,032	13,175
	CenterPoint Energy Inc.	429,826	12,306
*	PG&E Corp.	453,089	10,385
	Atmos Energy Corp.	98,335	10,380
	Alliant Energy Corp.	205,839	10,103
	AES Corp.	566,742	9,499
	NiSource Inc.	317,909	9,156
	Pinnacle West Capital Corp.	94,993	8,938
	UGI Corp.	147,025	7,853
	NRG Energy Inc.	219,980	7,726
	Aqua America Inc.	184,798	7,645
	Vistra Energy Corp.	329,098	7,451
	IDACORP Inc.	43,966	4,415
	ONE Gas Inc.	46,651	4,213
	Portland General Electric Co.	77,303	4,187
	Hawaiian Electric Industries Inc.	93,419	4,068
	Black Hills Corp.	51,588	4,033
	Southwest Gas Holdings Inc.	43,377	3,887
	National Fuel Gas Co.	73,017	3,852
	New Jersey Resources Corp.	75,996	3,782
	ALLETE Inc.	44,534	3,706
	PNM Resources Inc.	69,652	3,546

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Market
			Value
		Shares	($000)
	Spire Inc.	41,876	3,514
	NorthWestern Corp.	41,829	3,018
	Avangrid Inc.	53,556	2,705
	South Jersey Industries Inc.	77,709	2,621
	Avista Corp.	54,845	2,446
	American States Water Co.	31,874	2,398
	El Paso Electric Co.	35,303	2,309
	MGE Energy Inc.	31,276	2,286
	Ormat Technologies Inc.	34,989	2,218
	California Water Service Group	42,055	2,129
	Pattern Energy Group Inc. Class A	85,288	1,969
	Northwest Natural Holding Co.	27,375	1,902
*	Sunrun Inc.	89,530	1,680
	SJW Group	25,517	1,551
	Chesapeake Utilities Corp.	13,692	1,301
*	Evoqua Water Technologies Corp.	61,019	869
	TerraForm Power Inc. Class A	56,984	815
	Connecticut Water Service Inc.	11,525	803
	Middlesex Water Co.	12,399	735
	Unitil Corp.	11,164	669
^,*	Bloom Energy Corp. Class A	42,395	520
	York Water Co.	10,380	371
*	AquaVenture Holdings Ltd.	11,777	235
	Artesian Resources Corp. Class A	6,216	231
*	Vivint Solar Inc.	30,588	223
^,*	Atlantic Power Corp.	88,794	215
^,*	Cadiz Inc.	16,558	186
	RGC Resources Inc.	5,719	174
*	Pure Cycle Corp.	15,148	161
	Genie Energy Ltd. Class B	13,020	139
	Spark Energy Inc. Class A	9,045	101
			808,449
Total Common Stocks (Cost $11,049,016)			25,146,769

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (26.2%)
U.S. Government Securities (17.2%)
United States Treasury Note/Bond	8.500%	2/15/20	1,869	1,943
United States Treasury Note/Bond	1.125%	4/30/20	810	804
United States Treasury Note/Bond	1.500%	5/15/20	60,832	60,557
United States Treasury Note/Bond	1.375%	5/31/20	18,815	18,706
United States Treasury Note/Bond	1.500%	5/31/20	29,462	29,324
United States Treasury Note/Bond	2.500%	5/31/20	16,705	16,778
United States Treasury Note/Bond	1.500%	6/15/20	15,000	14,932
United States Treasury Note/Bond	1.625%	6/30/20	26,710	26,618
United States Treasury Note/Bond	1.875%	6/30/20	21,525	21,505
United States Treasury Note/Bond	2.500%	6/30/20	22,810	22,928
United States Treasury Note/Bond	1.500%	7/15/20	44,330	44,122
United States Treasury Note/Bond	1.625%	7/31/20	16,115	16,060
United States Treasury Note/Bond	2.000%	7/31/20	6,268	6,272
United States Treasury Note/Bond	2.625%	7/31/20	18,660	18,794
United States Treasury Note/Bond	1.500%	8/15/20	9,880	9,834
United States Treasury Note/Bond	2.625%	8/15/20	13,775	13,883
United States Treasury Note/Bond	1.375%	8/31/20	19,177	19,057
United States Treasury Note/Bond	2.625%	8/31/20	17,106	17,245
United States Treasury Note/Bond	1.375%	9/15/20	2,482	2,467
United States Treasury Note/Bond	1.375%	9/30/20	1,045	1,038
United States Treasury Note/Bond	2.750%	9/30/20	18,875	19,073
United States Treasury Note/Bond	1.625%	10/15/20	18,791	18,729
United States Treasury Note/Bond	1.375%	10/31/20	34,129	33,905

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.750%	10/31/20	23,411	23,367
United States Treasury Note/Bond	2.875%	10/31/20	14,425	14,612
United States Treasury Note/Bond	1.750%	11/15/20	17,515	17,488
United States Treasury Note/Bond	2.625%	11/15/20	57,771	58,358
United States Treasury Note/Bond	1.625%	11/30/20	38,750	38,623
United States Treasury Note/Bond	2.000%	11/30/20	19,950	19,988
United States Treasury Note/Bond	2.750%	11/30/20	14,837	15,020
United States Treasury Note/Bond	1.875%	12/15/20	4,095	4,096
United States Treasury Note/Bond	1.750%	12/31/20	7,347	7,336
United States Treasury Note/Bond	2.375%	12/31/20	20,452	20,609
United States Treasury Note/Bond	2.500%	12/31/20	73,060	73,756
United States Treasury Note/Bond	1.375%	1/31/21	34,657	34,408
United States Treasury Note/Bond	2.125%	1/31/21	19,996	20,084
United States Treasury Note/Bond	2.500%	1/31/21	16,603	16,774
United States Treasury Note/Bond	2.250%	2/15/21	44,653	44,946
United States Treasury Note/Bond	3.625%	2/15/21	35,603	36,616
United States Treasury Note/Bond	7.875%	2/15/21	400	438
United States Treasury Note/Bond	1.125%	2/28/21	19,815	19,589
United States Treasury Note/Bond	2.000%	2/28/21	12,275	12,309
United States Treasury Note/Bond	2.500%	2/28/21	13,526	13,674
United States Treasury Note/Bond	2.375%	3/15/21	4,051	4,090
United States Treasury Note/Bond	2.250%	3/31/21	17,099	17,227
United States Treasury Note/Bond	2.375%	4/15/21	28,606	28,892
United States Treasury Note/Bond	1.375%	4/30/21	31,575	31,333
United States Treasury Note/Bond	2.250%	4/30/21	5,125	5,167
United States Treasury Note/Bond	2.625%	5/15/21	3,935	3,995
United States Treasury Note/Bond	3.125%	5/15/21	27,687	28,358
United States Treasury Note/Bond	1.375%	5/31/21	26,790	26,585
United States Treasury Note/Bond	2.000%	5/31/21	19,227	19,305
United States Treasury Note/Bond	2.125%	5/31/21	46,004	46,306
United States Treasury Note/Bond	2.625%	6/15/21	16,380	16,651
United States Treasury Note/Bond	1.125%	6/30/21	39,072	38,584
United States Treasury Note/Bond	1.625%	6/30/21	50,980	50,853
United States Treasury Note/Bond	2.125%	6/30/21	34,875	35,120
United States Treasury Note/Bond	2.625%	7/15/21	57,280	58,255
United States Treasury Note/Bond	1.125%	7/31/21	26,420	26,073
United States Treasury Note/Bond	2.250%	7/31/21	19,600	19,790
United States Treasury Note/Bond	2.125%	8/15/21	20,605	20,753
United States Treasury Note/Bond	2.750%	8/15/21	108,665	110,889
United States Treasury Note/Bond	1.125%	8/31/21	16,257	16,036
United States Treasury Note/Bond	2.000%	8/31/21	10,075	10,124
United States Treasury Note/Bond	2.750%	9/15/21	12,215	12,482
United States Treasury Note/Bond	1.125%	9/30/21	15,860	15,647
United States Treasury Note/Bond	2.125%	9/30/21	9,240	9,315
United States Treasury Note/Bond	2.875%	10/15/21	35,480	36,373
United States Treasury Note/Bond	1.250%	10/31/21	40,150	39,686
United States Treasury Note/Bond	2.000%	10/31/21	20,510	20,625
United States Treasury Note/Bond	2.000%	11/15/21	35,875	36,099
United States Treasury Note/Bond	2.875%	11/15/21	8,729	8,957
United States Treasury Note/Bond	8.000%	11/15/21	12,500	14,285
United States Treasury Note/Bond	1.750%	11/30/21	28,330	28,330
United States Treasury Note/Bond	1.875%	11/30/21	8,881	8,906
United States Treasury Note/Bond	2.625%	12/15/21	65,769	67,198
United States Treasury Note/Bond	2.000%	12/31/21	10,723	10,792
United States Treasury Note/Bond	2.125%	12/31/21	20,200	20,386
United States Treasury Note/Bond	2.500%	1/15/22	114,531	116,660
United States Treasury Note/Bond	1.500%	1/31/22	8,364	8,314
United States Treasury Note/Bond	1.875%	1/31/22	78,130	78,374
United States Treasury Note/Bond	2.000%	2/15/22	18,553	18,675
United States Treasury Note/Bond	2.500%	2/15/22	105,578	107,624
United States Treasury Note/Bond	1.750%	2/28/22	26,621	26,629
United States Treasury Note/Bond	1.875%	2/28/22	32,855	32,968
United States Treasury Note/Bond	2.375%	3/15/22	91,791	93,397
United States Treasury Note/Bond	1.750%	3/31/22	33,784	33,789

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.875%	3/31/22	8,830	8,866
United States Treasury Note/Bond	2.250%	4/15/22	19,685	19,956
United States Treasury Note/Bond	1.750%	4/30/22	24,226	24,237
United States Treasury Note/Bond	1.875%	4/30/22	39,651	39,800
United States Treasury Note/Bond	1.750%	5/15/22	12,025	12,029
United States Treasury Note/Bond	2.125%	5/15/22	33,201	33,564
United States Treasury Note/Bond	1.750%	5/31/22	32,877	32,892
United States Treasury Note/Bond	1.875%	5/31/22	39,675	39,836
United States Treasury Note/Bond	1.750%	6/15/22	117,476	117,604
United States Treasury Note/Bond	2.125%	6/30/22	19,560	19,786
United States Treasury Note/Bond	1.875%	7/31/22	54,815	55,038
United States Treasury Note/Bond	2.000%	7/31/22	7,795	7,856
United States Treasury Note/Bond	1.625%	8/15/22	4,708	4,692
United States Treasury Note/Bond	1.625%	8/31/22	2,050	2,043
United States Treasury Note/Bond	1.750%	9/30/22	1,250	1,250
United States Treasury Note/Bond	1.875%	9/30/22	33,210	33,360
United States Treasury Note/Bond	1.875%	10/31/22	14,555	14,619
United States Treasury Note/Bond	2.000%	10/31/22	17,810	17,960
United States Treasury Note/Bond	1.625%	11/15/22	16,150	16,089
United States Treasury Note/Bond	2.000%	11/30/22	45,188	45,583
United States Treasury Note/Bond	2.125%	12/31/22	72,580	73,544
United States Treasury Note/Bond	1.750%	1/31/23	25,218	25,225
United States Treasury Note/Bond	2.375%	1/31/23	975	996
United States Treasury Note/Bond	2.000%	2/15/23	11,203	11,304
United States Treasury Note/Bond	7.125%	2/15/23	1,100	1,306
United States Treasury Note/Bond	1.500%	2/28/23	3,327	3,299
United States Treasury Note/Bond	2.625%	2/28/23	8,010	8,260
United States Treasury Note/Bond	1.500%	3/31/23	30,625	30,357
United States Treasury Note/Bond	2.500%	3/31/23	28,451	29,233
United States Treasury Note/Bond	1.625%	4/30/23	22,585	22,486
United States Treasury Note/Bond	2.750%	4/30/23	23,480	24,349
United States Treasury Note/Bond	1.750%	5/15/23	16,293	16,296
United States Treasury Note/Bond	1.625%	5/31/23	18,985	18,902
United States Treasury Note/Bond	2.750%	5/31/23	5,895	6,118
United States Treasury Note/Bond	1.375%	6/30/23	30,610	30,170
United States Treasury Note/Bond	2.625%	6/30/23	14,541	15,036
United States Treasury Note/Bond	1.250%	7/31/23	18,385	18,023
United States Treasury Note/Bond	2.750%	7/31/23	33,800	35,126
United States Treasury Note/Bond	2.500%	8/15/23	39,835	41,024
United States Treasury Note/Bond	6.250%	8/15/23	32,780	38,609
United States Treasury Note/Bond	1.375%	8/31/23	12,820	12,628
United States Treasury Note/Bond	2.750%	8/31/23	2,380	2,475
United States Treasury Note/Bond	1.375%	9/30/23	20,585	20,270
United States Treasury Note/Bond	2.875%	9/30/23	3,149	3,293
United States Treasury Note/Bond	1.625%	10/31/23	3,251	3,233
United States Treasury Note/Bond	2.875%	10/31/23	10,678	11,175
United States Treasury Note/Bond	2.750%	11/15/23	15,281	15,919
United States Treasury Note/Bond	2.125%	11/30/23	16,145	16,397
United States Treasury Note/Bond	2.875%	11/30/23	5,037	5,277
United States Treasury Note/Bond	2.250%	12/31/23	16	16
United States Treasury Note/Bond	2.625%	12/31/23	54,501	56,528
United States Treasury Note/Bond	2.250%	1/31/24	41,830	42,719
United States Treasury Note/Bond	2.500%	1/31/24	37,219	38,428
United States Treasury Note/Bond	2.750%	2/15/24	29,974	31,285
United States Treasury Note/Bond	2.125%	2/29/24	47,435	48,191
United States Treasury Note/Bond	2.375%	2/29/24	35,519	36,507
United States Treasury Note/Bond	2.125%	3/31/24	51,208	52,040
United States Treasury Note/Bond	2.000%	4/30/24	35,345	35,720
United States Treasury Note/Bond	2.250%	4/30/24	21,021	21,487
United States Treasury Note/Bond	2.500%	5/15/24	59,029	61,031
United States Treasury Note/Bond	2.000%	5/31/24	60,086	60,771
United States Treasury Note/Bond	1.750%	6/30/24	62,245	62,196
United States Treasury Note/Bond	2.000%	6/30/24	30,635	30,951
United States Treasury Note/Bond	2.125%	7/31/24	14,710	14,951

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	2.375%	8/15/24	21,710	22,331
United States Treasury Note/Bond	1.875%	8/31/24	10,623	10,670
United States Treasury Note/Bond	2.125%	9/30/24	69,058	70,191
United States Treasury Note/Bond	2.250%	10/31/24	35,320	36,126
United States Treasury Note/Bond	2.250%	11/15/24	26,400	26,998
United States Treasury Note/Bond	7.500%	11/15/24	675	870
United States Treasury Note/Bond	2.125%	11/30/24	70,805	71,978
United States Treasury Note/Bond	2.250%	12/31/24	60,000	61,387
United States Treasury Note/Bond	2.500%	1/31/25	20,340	21,084
United States Treasury Note/Bond	2.000%	2/15/25	57,848	58,409
United States Treasury Note/Bond	2.750%	2/28/25	37,073	38,927
United States Treasury Note/Bond	2.625%	3/31/25	27,896	29,108
United States Treasury Note/Bond	2.875%	4/30/25	43,863	46,392
United States Treasury Note/Bond	2.125%	5/15/25	48,416	49,211
United States Treasury Note/Bond	2.875%	5/31/25	25,340	26,817
United States Treasury Note/Bond	2.750%	6/30/25	42,295	44,489
United States Treasury Note/Bond	2.875%	7/31/25	34,960	37,036
United States Treasury Note/Bond	2.000%	8/15/25	52,747	53,224
United States Treasury Note/Bond	6.875%	8/15/25	1,943	2,505
United States Treasury Note/Bond	2.750%	8/31/25	15,520	16,335
United States Treasury Note/Bond	3.000%	9/30/25	8,524	9,101
United States Treasury Note/Bond	2.250%	11/15/25	9,772	10,001
United States Treasury Note/Bond	2.875%	11/30/25	5,070	5,382
United States Treasury Note/Bond	2.625%	12/31/25	72,595	75,975
United States Treasury Note/Bond	2.625%	1/31/26	56,474	59,121
United States Treasury Note/Bond	1.625%	2/15/26	59,937	59,028
United States Treasury Note/Bond	2.500%	2/28/26	32,093	33,357
United States Treasury Note/Bond	2.250%	3/31/26	25,535	26,146
United States Treasury Note/Bond	2.375%	4/30/26	44,065	45,476
United States Treasury Note/Bond	1.625%	5/15/26	50,598	49,760
United States Treasury Note/Bond	2.125%	5/31/26	17,795	18,079
United States Treasury Note/Bond	1.875%	6/30/26	36,110	36,110
United States Treasury Note/Bond	1.500%	8/15/26	51,545	50,200
United States Treasury Note/Bond	6.750%	8/15/26	3,095	4,094
United States Treasury Note/Bond	2.000%	11/15/26	52,355	52,723
United States Treasury Note/Bond	6.500%	11/15/26	910	1,196
United States Treasury Note/Bond	2.250%	2/15/27	44,372	45,447
United States Treasury Note/Bond	2.375%	5/15/27	39,155	40,458
United States Treasury Note/Bond	2.250%	8/15/27	44,099	45,133
United States Treasury Note/Bond	2.250%	11/15/27	30,003	30,697
United States Treasury Note/Bond	6.125%	11/15/27	775	1,024
United States Treasury Note/Bond	2.750%	2/15/28	50,868	54,055
United States Treasury Note/Bond	2.875%	5/15/28	53,665	57,589
United States Treasury Note/Bond	2.875%	8/15/28	53,510	57,473
United States Treasury Note/Bond	5.500%	8/15/28	895	1,157
United States Treasury Note/Bond	3.125%	11/15/28	52,149	57,168
United States Treasury Note/Bond	5.250%	11/15/28	14,810	18,924
United States Treasury Note/Bond	2.625%	2/15/29	60,543	63,816
United States Treasury Note/Bond	5.250%	2/15/29	15,313	19,656
United States Treasury Note/Bond	2.375%	5/15/29	81,354	84,023
United States Treasury Note/Bond	6.125%	8/15/29	4,420	6,080
United States Treasury Note/Bond	6.250%	5/15/30	570	804
United States Treasury Note/Bond	5.375%	2/15/31	18,975	25,462
United States Treasury Note/Bond	4.500%	2/15/36	15,955	21,036
United States Treasury Note/Bond	4.750%	2/15/37	7,525	10,298
United States Treasury Note/Bond	5.000%	5/15/37	403	568
United States Treasury Note/Bond	4.375%	2/15/38	3,592	4,745
United States Treasury Note/Bond	4.500%	5/15/38	6,100	8,187
United States Treasury Note/Bond	3.500%	2/15/39	8,461	10,042
United States Treasury Note/Bond	4.250%	5/15/39	10,883	14,226
United States Treasury Note/Bond	4.500%	8/15/39	8,684	11,720
United States Treasury Note/Bond	4.375%	11/15/39	11,686	15,526
United States Treasury Note/Bond	4.625%	2/15/40	23,860	32,733
United States Treasury Note/Bond	4.375%	5/15/40	19,975	26,579

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	3.875%	8/15/40	10,115	12,623
	United States Treasury Note/Bond	4.250%	11/15/40	10,317	13,527
	United States Treasury Note/Bond	4.750%	2/15/41	15,338	21,444
	United States Treasury Note/Bond	4.375%	5/15/41	7,450	9,939
	United States Treasury Note/Bond	3.750%	8/15/41	12,000	14,721
	United States Treasury Note/Bond	3.125%	11/15/41	13,128	14,679
	United States Treasury Note/Bond	3.125%	2/15/42	15,773	17,621
	United States Treasury Note/Bond	3.000%	5/15/42	11,950	13,070
	United States Treasury Note/Bond	2.750%	8/15/42	30,075	31,522
	United States Treasury Note/Bond	2.750%	11/15/42	26,933	28,204
	United States Treasury Note/Bond	3.125%	2/15/43	30,422	33,897
	United States Treasury Note/Bond	2.875%	5/15/43	41,060	43,870
	United States Treasury Note/Bond	3.625%	8/15/43	36,516	44,036
	United States Treasury Note/Bond	3.750%	11/15/43	41,084	50,540
	United States Treasury Note/Bond	3.625%	2/15/44	36,238	43,746
	United States Treasury Note/Bond	3.375%	5/15/44	33,107	38,435
	United States Treasury Note/Bond	3.125%	8/15/44	26,001	28,979
	United States Treasury Note/Bond	3.000%	11/15/44	24,069	26,269
	United States Treasury Note/Bond	2.500%	2/15/45	34,008	33,844
	United States Treasury Note/Bond	3.000%	5/15/45	20,139	21,999
	United States Treasury Note/Bond	2.875%	8/15/45	35,817	38,240
	United States Treasury Note/Bond	3.000%	11/15/45	5,078	5,551
	United States Treasury Note/Bond	2.500%	2/15/46	31,339	31,133
	United States Treasury Note/Bond	2.500%	5/15/46	41,805	41,517
	United States Treasury Note/Bond	2.250%	8/15/46	40,562	38,268
	United States Treasury Note/Bond	2.875%	11/15/46	36,710	39,240
	United States Treasury Note/Bond	3.000%	2/15/47	9,150	10,021
	United States Treasury Note/Bond	3.000%	5/15/47	45,822	50,132
	United States Treasury Note/Bond	2.750%	8/15/47	32,138	33,488
	United States Treasury Note/Bond	2.750%	11/15/47	34,982	36,457
	United States Treasury Note/Bond	3.000%	2/15/48	41,704	45,614
	United States Treasury Note/Bond	3.125%	5/15/48	37,817	42,373
	United States Treasury Note/Bond	3.000%	8/15/48	41,009	44,898
	United States Treasury Note/Bond	3.375%	11/15/48	35,236	41,413
	United States Treasury Note/Bond	3.000%	2/15/49	38,037	41,716
	United States Treasury Note/Bond	2.875%	5/15/49	32,915	35,250
					7,209,512
Agency Bonds and Notes (0.5%)
2	AID-Iraq	2.149%	1/18/22	1,100	1,105
2	AID-Israel	5.500%	12/4/23	375	431
2	AID-Israel	5.500%	4/26/24	1,400	1,626
2	AID-Jordan	2.503%	10/30/20	750	755
2	AID-Jordan	2.578%	6/30/22	320	325
2	AID-Jordan	3.000%	6/30/25	400	418
2	AID-Tunisia	2.452%	7/24/21	250	253
2	AID-Tunisia	1.416%	8/5/21	200	197
2	AID-Ukraine	1.471%	9/29/21	675	666
	Federal Farm Credit Banks	1.680%	10/13/20	825	823
	Federal Farm Credit Banks	2.550%	3/11/21	1,475	1,493
	Federal Farm Credit Banks	2.230%	4/5/21	1,475	1,485
	Federal Farm Credit Banks	3.050%	11/15/21	400	412
	Federal Farm Credit Banks	1.770%	6/26/23	575	573
	Federal Farm Credit Banks	3.500%	12/20/23	500	535
	Federal Home Loan Banks	1.375%	9/28/20	1,950	1,937
	Federal Home Loan Banks	2.625%	10/1/20	8,000	8,070
	Federal Home Loan Banks	5.250%	12/11/20	1,000	1,048
	Federal Home Loan Banks	1.375%	2/18/21	1,600	1,588
	Federal Home Loan Banks	5.625%	6/11/21	1,600	1,717
	Federal Home Loan Banks	1.875%	7/7/21	3,610	3,616
	Federal Home Loan Banks	1.125%	7/14/21	3,000	2,960
	Federal Home Loan Banks	3.000%	10/12/21	7,000	7,186
	Federal Home Loan Banks	1.875%	11/29/21	6,000	6,012
	Federal Home Loan Banks	2.125%	6/10/22	700	706
	Federal Home Loan Banks	2.125%	3/10/23	3,155	3,190

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Federal Home Loan Banks	2.500%	2/13/24	3,515	3,618
	Federal Home Loan Banks	2.875%	6/14/24	2,000	2,095
	Federal Home Loan Banks	5.375%	8/15/24	815	954
	Federal Home Loan Banks	3.250%	11/16/28	1,965	2,136
	Federal Home Loan Banks	5.500%	7/15/36	2,775	3,842
3	Federal Home Loan Mortgage Corp.	1.625%	9/29/20	4,000	3,986
3	Federal Home Loan Mortgage Corp.	1.875%	11/17/20	8,726	8,726
3	Federal Home Loan Mortgage Corp.	2.375%	2/16/21	5,000	5,042
3	Federal Home Loan Mortgage Corp.	1.125%	8/12/21	7,200	7,099
3	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	2,800	2,840
3	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	4,000	4,139
3	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	270	379
3	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	2,941	4,216
3	Federal National Mortgage Assn.	1.500%	7/30/20	3,000	2,985
3	Federal National Mortgage Assn.	2.875%	10/30/20	1,890	1,914
3	Federal National Mortgage Assn.	1.500%	11/30/20	2,774	2,760
3	Federal National Mortgage Assn.	1.875%	12/28/20	2,000	2,001
3	Federal National Mortgage Assn.	1.375%	2/26/21	1,900	1,885
3	Federal National Mortgage Assn.	2.500%	4/13/21	3,000	3,035
3	Federal National Mortgage Assn.	2.750%	6/22/21	2,672	2,721
3	Federal National Mortgage Assn.	1.250%	8/17/21	2,000	1,977
3	Federal National Mortgage Assn.	1.375%	10/7/21	3,000	2,972
3	Federal National Mortgage Assn.	2.000%	1/5/22	6,000	6,031
3	Federal National Mortgage Assn.	2.625%	1/11/22	720	735
3	Federal National Mortgage Assn.	1.875%	4/5/22	5,000	5,010
3	Federal National Mortgage Assn.	2.250%	4/12/22	4,762	4,820
3	Federal National Mortgage Assn.	2.000%	10/5/22	4,200	4,226
3	Federal National Mortgage Assn.	2.375%	1/19/23	8,174	8,339
3	Federal National Mortgage Assn.	2.875%	9/12/23	2,000	2,083
3	Federal National Mortgage Assn.	2.500%	2/5/24	3,881	3,994
3	Federal National Mortgage Assn.	2.625%	9/6/24	660	685
3	Federal National Mortgage Assn.	2.125%	4/24/26	2,100	2,116
3	Federal National Mortgage Assn.	1.875%	9/24/26	2,900	2,869
3	Federal National Mortgage Assn.	7.125%	1/15/30	1,405	2,037
3	Federal National Mortgage Assn.	7.250%	5/15/30	2,025	2,985
3	Federal National Mortgage Assn.	6.625%	11/15/30	6,320	9,036
3	Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,778
	Private Export Funding Corp.	2.300%	9/15/20	175	176
	Private Export Funding Corp.	4.300%	12/15/21	175	185
	Private Export Funding Corp.	2.800%	5/15/22	200	205
	Private Export Funding Corp.	2.050%	11/15/22	4,175	4,190
	Private Export Funding Corp.	3.550%	1/15/24	725	774
	Private Export Funding Corp.	2.450%	7/15/24	525	535
	Private Export Funding Corp.	3.250%	6/15/25	175	186
	Tennessee Valley Authority	3.875%	2/15/21	905	934
	Tennessee Valley Authority	1.875%	8/15/22	425	424
	Tennessee Valley Authority	2.875%	9/15/24	954	992
	Tennessee Valley Authority	6.750%	11/1/25	2,920	3,724
	Tennessee Valley Authority	2.875%	2/1/27	1,000	1,042
	Tennessee Valley Authority	7.125%	5/1/30	2,000	2,886
	Tennessee Valley Authority	4.700%	7/15/33	575	713
	Tennessee Valley Authority	4.650%	6/15/35	500	618
	Tennessee Valley Authority	5.880%	4/1/36	285	393
	Tennessee Valley Authority	5.500%	6/15/38	225	309
	Tennessee Valley Authority	5.250%	9/15/39	1,312	1,744
	Tennessee Valley Authority	5.375%	4/1/56	580	857
	Tennessee Valley Authority	4.625%	9/15/60	519	691
	Tennessee Valley Authority	4.250%	9/15/65	700	880
					199,651
Conventional Mortgage-Backed Securities (8.5%)
3,4	Fannie Mae Pool	2.000%	11/1/27–11/1/31	6,009	5,976
3,4	Fannie Mae Pool	2.500%	1/1/27–10/1/46	84,234	84,895
3,4,5	Fannie Mae Pool	3.000%	1/1/26–2/1/47	293,069	297,630
3,4,5	Fannie Mae Pool	3.500%	9/1/25–5/1/49	407,923	420,552

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4	Fannie Mae Pool	4.000%	12/1/19–5/1/49	373,749	388,994
3,4	Fannie Mae Pool	4.500%	8/1/19–5/1/49	144,044	152,135
3,4	Fannie Mae Pool	5.000%	11/1/19–5/1/49	39,550	42,437
3,4	Fannie Mae Pool	5.500%	8/1/19–4/1/40	24,590	26,747
3,4	Fannie Mae Pool	6.000%	7/1/19–5/1/41	15,040	16,565
3,4	Fannie Mae Pool	6.500%	10/1/23–10/1/39	4,310	4,720
3,4	Fannie Mae Pool	7.000%	12/1/22–11/1/37	1,510	1,741
3,4	Fannie Mae Pool	7.500%	11/1/22–12/1/32	127	142
3,4	Fannie Mae Pool	8.000%	12/1/22–10/1/30	26	29
3,4	Fannie Mae Pool	8.500%	7/1/22–7/1/30	15	18
3,4	Fannie Mae Pool	9.000%	7/1/22–6/1/26	7	7
3,4	Fannie Mae Pool	9.500%	8/1/20–2/1/25	1	1
3,4	Fannie Mae Pool	10.000%	1/1/20	—	—
3,4	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	3,010	2,986
3,4	Freddie Mac Gold Pool	2.500%	4/1/27–10/1/46	63,641	64,168
3,4	Freddie Mac Gold Pool	3.000%	10/1/24–3/1/47	201,527	204,561
3,4	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	254,005	262,124
3,4	Freddie Mac Gold Pool	4.000%	12/1/19–5/1/49	205,023	213,336
3,4	Freddie Mac Gold Pool	4.500%	10/1/19–5/1/49	83,170	87,716
3,4	Freddie Mac Gold Pool	5.000%	9/1/19–5/1/49	18,949	20,315
3,4	Freddie Mac Gold Pool	5.500%	1/1/22–6/1/41	13,434	14,683
3,4	Freddie Mac Gold Pool	6.000%	5/1/21–5/1/40	7,264	8,016
3,4	Freddie Mac Gold Pool	6.500%	8/1/23–3/1/39	1,792	1,960
3,4	Freddie Mac Gold Pool	7.000%	10/1/22–12/1/38	508	570
3,4	Freddie Mac Gold Pool	7.500%	1/1/23–1/1/32	80	91
3,4	Freddie Mac Gold Pool	8.000%	1/1/22–1/1/31	61	67
3,4	Freddie Mac Gold Pool	8.500%	11/1/24–5/1/30	7	8
3,4	Freddie Mac Gold Pool	9.000%	10/1/21–5/1/25	6	7
3,4	Freddie Mac Gold Pool	9.500%	8/1/20–4/1/25	—	—
3,4	Freddie Mac Gold Pool	10.000%	4/1/25	—	—
4	Ginnie Mae I Pool	3.000%	1/15/26–5/15/45	11,567	11,847
4,5	Ginnie Mae I Pool	3.500%	11/15/25–7/1/49	11,952	12,381
4	Ginnie Mae I Pool	4.000%	10/15/24–7/1/49	18,302	19,172
4,5	Ginnie Mae I Pool	4.500%	9/15/20–7/1/49	18,224	19,414
4	Ginnie Mae I Pool	5.000%	1/15/20–4/15/41	10,313	10,988
4	Ginnie Mae I Pool	5.500%	1/15/32–6/15/41	4,938	5,277
4	Ginnie Mae I Pool	6.000%	12/15/23–12/15/40	2,998	3,277
4	Ginnie Mae I Pool	6.500%	11/15/23–8/15/39	1,003	1,068
4	Ginnie Mae I Pool	7.000%	1/15/23–8/15/32	416	470
4	Ginnie Mae I Pool	7.500%	11/15/22–3/15/32	119	134
4	Ginnie Mae I Pool	8.000%	8/15/22–3/15/32	87	90
4	Ginnie Mae I Pool	8.500%	8/15/22–6/15/30	15	17
4	Ginnie Mae I Pool	9.000%	1/15/20–10/15/26	6	6
4	Ginnie Mae I Pool	9.500%	8/15/20	—	—
4	Ginnie Mae II Pool	2.500%	6/20/27–12/20/46	8,642	8,713
4	Ginnie Mae II Pool	3.000%	2/20/27–7/1/49	193,851	198,655
4,5	Ginnie Mae II Pool	3.500%	9/20/25–7/1/49	349,813	362,367
4,5	Ginnie Mae II Pool	4.000%	9/20/25–7/1/49	250,227	261,037
4,5	Ginnie Mae II Pool	4.500%	11/20/35–8/1/49	136,566	143,192
4,5	Ginnie Mae II Pool	5.000%	6/20/33–7/1/49	48,738	51,493
4	Ginnie Mae II Pool	5.500%	12/20/33–9/20/41	5,635	6,026
4	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	2,252	2,464
4	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	664	757
4	Ginnie Mae II Pool	7.000%	4/20/38–8/20/38	100	119
4,5	UMBS TBA	3.000%	6/1/34–7/1/49	17,150	17,292
4,5	UMBS TBA	3.500%	7/1/49	36,685	37,505
4,5	UMBS TBA	4.000%	7/1/34–7/1/49	40,790	42,187
4,5	UMBS TBA	4.500%	6/1/49–7/1/49	35,925	37,536
4,5	UMBS TBA	5.000%	7/1/49	15,750	16,644
					3,593,325
Nonconventional Mortgage-Backed Securities (0.0%)
3,4	Fannie Mae Pool	2.133%	3/1/43	404	403
3,4	Fannie Mae Pool	2.272%	7/1/43	464	464

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4	Fannie Mae Pool	2.433%	9/1/43	49	49
3,4	Fannie Mae Pool	3.366%	8/1/42	182	181
3,4	Fannie Mae Pool	3.451%	4/1/41	54	55
3,4,6	Fannie Mae Pool, 1 YR CMT + 2.155%	4.780%	12/1/37	64	66
3,4,6	Fannie Mae Pool, 1 YR CMT + 2.313%	5.029%	1/1/35	50	53
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.290%	4.256%	12/1/41	76	78
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.310%	4.080%	9/1/37	124	127
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.533%	4.321%	7/1/36	19	20
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.553%	4.428%	12/1/33	24	26
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.623%	4.748%	2/1/36	33	34
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.627%	4.752%	3/1/38	6	6
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.634%	4.385%	8/1/35	67	71
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.635%	4.510%	11/1/36	46	48
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.660%	4.410%	9/1/40	9	10
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.665%	4.415%	6/1/36	4	4
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.673%	4.423%	10/1/37	57	59
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.687%	4.490%	6/1/42	311	325
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.687%	4.579%	1/1/42	139	144
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.690%	4.440%	9/1/42	115	120
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.690%	4.525%	10/1/39	31	32
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.690%	4.622%	5/1/40	26	28
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.695%	4.445%	7/1/39	9	9
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.698%	4.476%	8/1/40	13	14
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.700%	4.644%	12/1/40	53	56
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.705%	4.570%	11/1/39	15	16
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.717%	4.752%	1/1/37	42	45
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.718%	2.172%	10/1/42	106	113
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.728%	4.581%	9/1/34	22	22
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.744%	4.593%	11/1/39	42	44
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.746%	4.533%	7/1/41	106	112
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.750%	4.548%	10/1/40	26	27
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.770%	4.779%	5/1/42	46	48
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.778%	4.655%	6/1/41	22	23
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.780%	4.905%	2/1/41	49	51
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.795%	4.850%	3/1/42	130	137
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.799%	4.599%	3/1/42	94	101
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.805%	4.680%	11/1/41	74	79
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.810%	4.685%	11/1/39–10/1/40	58	61
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.810%	4.810%	11/1/33–12/1/40	50	54
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.813%	4.646%	11/1/41	55	58
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.813%	4.779%	1/1/42	63	67
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.688%	12/1/41	50	53
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.690%	11/1/40–12/1/40	54	57
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.693%	5/1/41	55	58
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.940%	2/1/41	28	29
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.820%	4.724%	12/1/40	26	27
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.820%	4.887%	3/1/41	74	78
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.822%	4.902%	2/1/41	27	27
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.823%	4.609%	9/1/40	70	74
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.825%	4.672%	12/1/39	44	46
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.825%	4.825%	3/1/41	52	56
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.830%	4.580%	6/1/41	68	72
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.835%	4.859%	1/1/40	68	71
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.840%	4.590%	8/1/39	24	25
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.860%	4.743%	5/1/40	13	14
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.880%	4.733%	11/1/34	44	47
3,4,6	Fannie Mae Pool, 12M USD LIBOR + 1.909%	4.784%	4/1/37	39	41
3,4,6	Fannie Mae Pool, 6M USD LIBOR + 1.057%	3.766%	4/1/37	33	34
3,4,6	Fannie Mae Pool, 6M USD LIBOR + 1.530%	4.410%	12/1/43	213	229
3,4,6	Fannie Mae Pool, 6M USD LIBOR + 1.590%	2.176%	6/1/43	263	265
3,4,6	Fannie Mae Pool, 6M USD LIBOR + 1.643%	4.488%	8/1/39	85	87
3,4,6	Fannie Mae Pool, 6M USD LIBOR + 1.661%	2.452%	10/1/42	170	172
3,4,6	Fannie Mae Pool, 6M USD LIBOR + 1.700%	4.472%	7/1/37	18	19
3,4,6	Fannie Mae Pool, 6M USD LIBOR + 1.703%	3.392%	9/1/43	227	232

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4,6	Fannie Mae Pool, 6M USD LIBOR + 1.720%	4.720%	5/1/42	195	204
3,4,6	Fannie Mae Pool, 6M USD LIBOR + 1.786%	4.693%	7/1/42	84	90
3,4,6	Fannie Mae Pool, 6M USD LIBOR + 1.801%	4.700%	2/1/42	360	383
3,4,6	Fannie Mae Pool, 6M USD LIBOR + 1.840%	4.715%	8/1/37	33	35
3,4,6	Fannie Mae Pool, 6M USD LIBOR + 1.859%	4.703%	2/1/42	103	110
3,4	Freddie Mac Non Gold Pool	4.515%	5/1/42	23	23
3,4,6	Freddie Mac Non Gold Pool, 1 YR CMT + 2.250%	4.744%	11/1/34	35	37
3,4,6	Freddie Mac Non Gold Pool, 1 YR CMT + 2.250%	4.750%	5/1/36	23	24
3,4,6	Freddie Mac Non Gold Pool, 1 YR CMT + 2.250%	4.991%	2/1/36	24	25
3,4,6	Freddie Mac Non Gold Pool, 1 YR CMT + 2.409%	5.061%	10/1/36	31	32
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 0.985%	3.735%	10/1/37	5	5
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	4.625%	1/1/38	4	4
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.630%	4.655%	3/1/37	6	6
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	4.257%	11/1/43	167	173
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	4.528%	12/1/36	31	33
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	4.476%	10/1/37	23	24
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	4.768%	2/1/37	17	18
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.709%	4.556%	9/1/37	98	100
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	4.741%	1/1/35	4	5
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	4.617%	12/1/36	15	16
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	4.738%	12/1/40	84	88
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	4.625%	5/1/38	3	3
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	4.684%	12/1/41	56	59
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.796%	4.703%	12/1/34	18	18
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.834%	4.689%	12/1/35	38	40
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.849%	4.606%	3/1/42	99	104
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.862%	4.826%	2/1/42	24	25
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.630%	6/1/40	24	24
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.722%	6/1/41	23	24
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.755%	5/1/40–11/1/40	38	40
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.756%	6/1/40	16	17
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.880%	12/1/40	9	9
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.981%	1/1/41	46	48
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	5.005%	3/1/41	15	16
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.889%	4.983%	2/1/42	61	61
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.894%	4.648%	9/1/40	88	92
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	4.730%	6/1/40	30	31

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	4.775%	11/1/40	27	28
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	4.939%	1/1/41	13	13
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	5.035%	2/1/41	58	61
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.977%	4.851%	5/1/37	102	106
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.000%	4.750%	7/1/35	7	7
3,4,6	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	5.210%	3/1/38	5	5
3,4,6	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.665%	4.447%	1/1/37	59	62
4,6	Ginnie Mae II Pool, 1 YR CMT + 1.500%	3.625%	4/20/41–6/20/43	544	562
4,6	Ginnie Mae II Pool, 1 YR CMT + 1.500%	3.750%	7/20/41–8/20/41	340	352
4,6	Ginnie Mae II Pool, 1 YR CMT + 1.500%	4.000%	7/20/38–3/20/43	948	983
4,6	Ginnie Mae II Pool, 1 YR CMT + 1.500%	4.125%	10/20/38–12/20/43	1,056	1,092
4,6	Ginnie Mae II Pool, 1 YR CMT + 2.000%	4.125%	5/20/41	11	12
4,6	Ginnie Mae II Pool, 1 YR CMT + 2.000%	4.250%	5/20/41	20	21
4,6	Ginnie Mae II Pool, 1 YR CMT + 2.000%	4.625%	11/20/40	11	11
					10,714
Total U.S. Government and Agency Obligations (Cost $10,776,633)					11,013,202
Asset-Backed/Commercial Mortgage-Backed Securities (1.1%)
4	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	450	451
4	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	125	126
4	Ally Auto Receivables Trust 2018-3	3.000%	1/17/23	150	152
4	Ally Auto Receivables Trust 2018-3	3.120%	7/17/23	150	153
4	Ally Auto Receivables Trust 2019-2	2.230%	1/16/24	1,125	1,129
4	Ally Auto Receivables Trust 2019-2	2.260%	8/15/24	125	126
4	Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	1,800	1,813
4	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	475	486
4	American Express Credit Account Master Trust 2017-1	1.930%	9/15/22	1,075	1,073
4	American Express Credit Account Master Trust 2017-3	1.770%	11/15/22	2,600	2,590
4	American Express Credit Account Master Trust 2017-6	2.040%	5/15/23	1,600	1,599
4	American Express Credit Account Master Trust 2017-7	2.350%	5/15/25	975	985
4	American Express Credit Account Master Trust 2018-1	2.670%	10/17/22	1,200	1,204
4	American Express Credit Account Master Trust 2018-2	3.010%	10/15/25	1,075	1,116
4	American Express Credit Account Master Trust 2018-4	2.990%	12/15/23	1,350	1,373
4	American Express Credit Account Master Trust 2018-8	3.180%	4/15/24	500	513
4	AmeriCredit Automobile Receivables Trust 2016-3	1.460%	5/10/21	17	17
4	AmeriCredit Automobile Receivables Trust 2017-3	1.900%	3/18/22	320	319
4	AmeriCredit Automobile Receivables Trust 2018-1	3.070%	12/19/22	400	403
4	AmeriCredit Automobile Receivables Trust 2018-1	3.260%	1/18/24	244	248
4	AmeriCredit Automobile Receivables Trust 2018-1	3.500%	1/18/24	150	154
4	AmeriCredit Automobile Receivables Trust 2019-1	2.970%	11/20/23	375	380
4	BA Credit Card Trust 2017-A1	1.950%	8/15/22	1,075	1,073
4	BA Credit Card Trust 2018-A1	2.700%	7/17/23	2,000	2,018
4	Banc of America Commercial Mortgage Trust 2015-UBS7	3.429%	9/15/48	175	182
4	Banc of America Commercial Mortgage Trust 2015-UBS7	3.705%	9/15/48	300	320
4	Banc of America Commercial Mortgage Trust 2017-BNK3	3.574%	2/15/50	1,080	1,147
4	Banc of America Commercial Mortgage Trust 2017-BNK3	3.748%	2/15/50	420	439
4	BANK 2017 - BNK4	3.625%	5/15/50	800	853
4	BANK 2017 - BNK5	3.390%	6/15/60	700	735
4	BANK 2017 - BNK5	3.624%	6/15/60	350	364
4	BANK 2017 - BNK6	3.518%	7/15/60	980	1,038
4	BANK 2017 - BNK6	3.741%	7/15/60	780	809
4	BANK 2017 - BNK7	3.175%	9/15/60	450	465
4	BANK 2017 - BNK7	3.435%	9/15/60	275	290

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	BANK 2017 - BNK7	3.748%	9/15/60	300	315
4	BANK 2017 - BNK8	3.488%	11/15/50	600	635
4	BANK 2017 - BNK8	3.731%	11/15/50	100	106
4	BANK 2017 - BNK9	3.279%	11/15/54	600	625
4	BANK 2017 - BNK9	3.538%	11/15/54	600	636
4	BANK 2018 - BN10	3.641%	2/15/61	125	133
4	BANK 2018 - BN10	3.688%	2/15/61	850	913
4	BANK 2018 - BN10	3.898%	2/15/61	150	159
4	BANK 2018 - BN11	4.046%	3/15/61	400	441
4	BANK 2018 - BN12	4.255%	5/15/61	500	559
4	BANK 2018 - BN12	4.491%	5/15/61	150	165
4	BANK 2018 - BN13	4.217%	8/15/61	225	251
4	BANK 2018 - BN14	4.128%	9/15/60	350	375
4	BANK 2018 - BN14	4.231%	9/15/60	650	727
4	BANK 2018 - BN14	4.481%	9/15/60	175	194
4	BANK 2018 - BN15	4.407%	11/15/61	470	533
4	BANK 2019 - BN16	4.005%	2/15/52	275	303
4	BANK 2019 - BN17	3.714%	4/15/52	360	388
4	BANK 2019 - BN17	3.976%	4/15/52	75	80
4	BANK 2019 - BN18	3.584%	5/15/62	1,565	1,669
4	BANK 2019 - BN18	3.826%	5/15/62	200	211
4	Bank Of America Credit Card Trust 2018-A2	3.000%	9/15/23	1,750	1,781
	Bank of Nova Scotia	1.875%	4/26/21	600	599
4	Barclays Dryrock Issuance Trust 2016-1	1.520%	5/16/22	525	525
4	BBCMS Mortgage Trust 2017-C1	3.674%	2/15/50	1,175	1,252
4	BBCMS Mortgage Trust 2017-C1	3.898%	2/15/50	325	341
4	BBCMS Mortgage Trust 2018-C2	4.314%	12/15/51	500	560
4	BBCMS Mortgage Trust 2019-C3	3.583%	5/15/52	225	238
4	Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26	5.513%	1/12/45	60	61
4	BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	450	482
4	BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	200	213
4	BENCHMARK 2018-B2 Mortgage Trust	3.662%	2/15/51	450	470
4	BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	980	1,065
4	BENCHMARK 2018-B2 Mortgage Trust	4.084%	2/15/51	625	677
4	BENCHMARK 2018-B3 Mortgage Trust	3.848%	4/10/51	400	421
4	BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	1,000	1,099
4	BENCHMARK 2018-B4 Mortgage Trust	4.121%	7/15/51	2,000	2,214
4	BENCHMARK 2018-B4 Mortgage Trust	4.311%	7/15/51	500	551
4	BENCHMARK 2018-B5 Mortgage Trust	4.208%	7/15/51	675	753
4	BENCHMARK 2018-B6 Mortgage Trust	4.203%	10/10/51	375	402
4	BENCHMARK 2018-B6 Mortgage Trust	4.261%	10/10/51	450	504
4	BENCHMARK 2018-B6 Mortgage Trust	4.441%	10/10/51	125	139
4	BENCHMARK 2018-B7 Mortgage Trust	4.510%	5/15/53	25	29
4	BENCHMARK 2018-B8 Mortgage Trust	4.232%	1/15/52	600	672
4	BENCHMARK 2018-B8 Mortgage Trust	4.532%	1/15/52	200	225
4	BENCHMARK 2019-B10 Mortgage Trust	3.717%	3/15/62	300	324
4	BENCHMARK 2019-B10 Mortgage Trust	3.979%	3/15/62	125	135
4	BENCHMARK 2019-B11 Mortgage Trust	3.542%	5/15/52	1,175	1,250
4	BENCHMARK 2019-B11 Mortgage Trust	3.784%	5/15/52	310	329
4	BENCHMARK 2019-B9 Mortgage Trust	4.016%	3/15/52	261	288
4	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	265	264
4	BMW Vehicle Owner Trust 2018-A	2.350%	4/25/22	650	651
4	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	125	126
4	Cantor Commercial Real Estate Lending 2019-CF1	3.786%	5/15/52	65	70
4	Capital Auto Receivables Asset Trust 2016-3	1.690%	3/20/21	146	146
4	Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	475	480
4	Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	150	152
4	Capital One Multi-Asset Execution Trust 2015-A2	2.080%	3/15/23	875	874
4	Capital One Multi-Asset Execution Trust 2015-A8	2.050%	8/15/23	600	600
4	Capital One Multi-Asset Execution Trust 2016-A4	1.330%	6/15/22	775	774
4	Capital One Multi-Asset Execution Trust 2016-A6	1.820%	9/15/22	650	649
4	Capital One Multi-Asset Execution Trust 2017-A1	2.000%	1/17/23	700	699
4	Capital One Multi-Asset Execution Trust 2017-A3	2.430%	1/15/25	700	707

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Capital One Multi-Asset Execution Trust 2017-A4	1.990%	7/17/23	1,125	1,123
4	Capital One Multi-Asset Execution Trust 2017-A6	2.290%	7/15/25	925	933
4	Capital One Multi-Asset Execution Trust 2018-A1	3.010%	2/15/24	500	509
4	Capital One Multi-Asset Execution Trust 2019-A1	2.840%	12/15/24	325	331
4	CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	31	31
4	CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	64	64
4	CarMax Auto Owner Trust 2015-4	1.830%	6/15/21	150	150
4	CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	108	107
4	CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	115	114
4	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	325	325
4	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	225	226
4	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	350	352
4	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	100	101
4	CarMax Auto Owner Trust 2018-2	2.980%	1/17/23	300	304
4	CarMax Auto Owner Trust 2018-2	3.160%	7/17/23	200	205
4	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	625	629
4	CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	600	636
4	CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	66	69
4	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	503	537
4	CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	131	138
4	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	500	529
4	CD 2017-CD4 Commercial Mortgage Trust	3.747%	5/10/50	300	315
4	CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	250	260
4	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	475	501
4	CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	275	289
4	CD 2018-CD7 Commercial Mortgage Trust	4.279%	8/15/51	575	643
4	CenterPoint Energy Transition Bond Co. II LLC 2005-A	5.302%	8/1/20	17	17
4	CenterPoint Energy Transition Bond Co. IV LLC 2012-1	3.028%	10/15/25	800	821
4	CFCRE Commercial Mortgage Trust 2016-C3	3.865%	1/10/48	425	455
4	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	550	569
4	CFCRE Commercial Mortgage Trust 2016-C4	3.691%	5/10/58	400	420
4	CFCRE Commercial Mortgage Trust 2016-C6	3.217%	11/10/49	950	981
4	CFCRE Commercial Mortgage Trust 2017-C8	3.572%	6/15/50	300	316
4	Chase Issuance Trust 2012-A4	1.580%	8/15/21	600	599
4	Chase Issuance Trust 2012-A7	2.160%	9/15/24	1,314	1,318
4	Chase Issuance Trust 2014-A2	2.770%	3/15/23	900	911
4	Chase Issuance Trust 2015-A4	1.840%	4/15/22	600	598
4	Chase Issuance Trust 2016-A4	1.490%	7/15/22	700	695
4	Chase Issuance Trust 2016-A5	1.270%	7/15/21	775	775
4	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	2,350	2,378
4	Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	750	759
4	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	2,100	2,100
4	Citibank Credit Card Issuance Trust 2016-A2	2.190%	11/20/23	775	777
4	Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	1,900	1,909
4	Citibank Credit Card Issuance Trust 2018-A3	3.290%	5/23/25	2,000	2,094
4	Citigroup Commercial Mortgage Trust 2012-GC8	3.024%	9/10/45	582	593
4	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	100	103
4	Citigroup Commercial Mortgage Trust 2013-GC11	3.422%	4/10/46	100	103
4	Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	225	242
4	Citigroup Commercial Mortgage Trust 2013-GC15	4.649%	9/10/46	350	377
4	Citigroup Commercial Mortgage Trust 2013-GC17	3.675%	11/10/46	67	69
4	Citigroup Commercial Mortgage Trust 2013-GC17	4.131%	11/10/46	275	294
4	Citigroup Commercial Mortgage Trust 2013-GC17	4.544%	11/10/46	100	108
4	Citigroup Commercial Mortgage Trust 2013-GC17	5.095%	11/10/46	100	109
4	Citigroup Commercial Mortgage Trust 2014-GC19	3.552%	3/10/47	71	73
4	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	125	134
4	Citigroup Commercial Mortgage Trust 2014-GC19	4.345%	3/10/47	125	134
4	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	200	212
4	Citigroup Commercial Mortgage Trust 2014-GC21	4.328%	5/10/47	150	158
4	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	300	316
4	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	650	686
4	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	800	824
4	Citigroup Commercial Mortgage Trust 2015-GC27	3.571%	2/10/48	325	337
4	Citigroup Commercial Mortgage Trust 2015-GC29	2.674%	4/10/48	138	138

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Citigroup Commercial Mortgage Trust 2015-GC29	3.192%	4/10/48	650	672
4	Citigroup Commercial Mortgage Trust 2015-GC29	3.758%	4/10/48	318	327
4	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	350	373
4	Citigroup Commercial Mortgage Trust 2015-GC33	3.778%	9/10/58	425	454
4	Citigroup Commercial Mortgage Trust 2016-C1	3.003%	5/10/49	225	230
4	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	425	441
4	Citigroup Commercial Mortgage Trust 2016-GC36	3.616%	2/10/49	800	849
4	Citigroup Commercial Mortgage Trust 2016-P4	2.902%	7/10/49	250	255
4	Citigroup Commercial Mortgage Trust 2017-B1	3.458%	8/15/50	800	841
4	Citigroup Commercial Mortgage Trust 2017-B1	3.711%	8/15/50	200	209
4	Citigroup Commercial Mortgage Trust 2017-C4	3.471%	10/12/50	600	633
4	Citigroup Commercial Mortgage Trust 2017-C4	3.764%	10/12/50	150	159
4	Citigroup Commercial Mortgage Trust 2018-B2	3.788%	3/10/51	150	158
4	Citigroup Commercial Mortgage Trust 2018-B2	4.009%	3/10/51	1,200	1,316
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	144	147
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	189	195
4,7	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	227	232
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	350	356
4	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	160	171
4	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	183	188
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	260	277
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	330	355
4	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	200	216
4	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	9	9
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	111	114
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	175	184
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	125	133
4	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	75	80
4	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	50	53
4	COMM 2013-CCRE13 Mortgage Trust	3.039%	11/10/46	1	2
4	COMM 2013-CCRE13 Mortgage Trust	3.706%	11/10/46	45	47
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	450	483
4	COMM 2013-CCRE13 Mortgage Trust	4.449%	11/10/46	150	161
4	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	183	187
4	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	141	145
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	223	233
4	COMM 2013-CCRE9 Mortgage Trust	4.374%	7/10/45	365	391
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	230	246
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	277	283
4	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	154	158
4	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	118	118
4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	275	296
4	COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	325	348
4	COMM 2014-CCRE14 Mortgage Trust	4.788%	2/10/47	175	187
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	96	97
4	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	106	109
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	209	224
4	COMM 2014-CCRE15 Mortgage Trust	4.849%	2/10/47	105	114
4	COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	98	101
4	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	275	294
4	COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	100	105
4	COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	171	175
4	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	125	133
4	COMM 2014-CCRE18 Mortgage Trust	4.103%	7/15/47	150	159
4	COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	650	691
4	COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	150	159
4	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	622	652
4	COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	325	348
4	COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	185	185
4	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	175	187
4	COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	18	18
4	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	73	75
4	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	202	215
4	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	57	60

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	36	38
4	COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	350	372
4	COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	225	238
4	COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	167	176
4	COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	500	533
4	COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	271	271
4	COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	425	439
4	COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	800	846
4	COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	225	236
4	COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	195	195
4	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	575	600
4	COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	200	208
4	COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	250	257
4	COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	375	395
4	COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	175	184
4	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	425	454
4	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	850	902
4	COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	400	415
4	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	400	424
4	COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	75	77
4	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	425	441
4	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	200	208
4	COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	600	641
4	COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	500	522
4	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	400	420
4	CSAIL 2015-C1 Commercial Mortgage Trust	3.791%	4/15/50	200	211
4	CSAIL 2015-C1 Commercial Mortgage Trust	4.044%	4/15/50	175	183
4	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	550	575
4	CSAIL 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	225	237
4	CSAIL 2015-C3 Commercial Mortgage Trust	3.448%	8/15/48	327	338
4	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	425	450
4	CSAIL 2015-C3 Commercial Mortgage Trust	4.250%	8/15/48	200	209
4	CSAIL 2015-C4 Commercial Mortgage Trust	3.617%	11/15/48	200	209
4	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	325	347
4	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	800	837
4	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	800	833
4	CSAIL 2017-CX10 Commercial Mortgage Trust	3.458%	11/15/50	575	604
4	CSAIL 2017-CX9 Commercial Mortgage Trust	3.446%	9/15/50	250	263
4	CSAIL 2018-CX11 Commercial Mortgage Trust	4.033%	4/15/51	1,200	1,311
4	CSAIL 2018-CX12 Commercial Mortgage Trust	4.224%	8/15/51	250	276
4	CSAIL 2019-C15 Commercial Mortgage Trust	4.053%	3/15/52	975	1,070
4	CSAIL 2019-C16 Commercial Mortgage Trust	3.329%	6/15/52	1,125	1,166
4	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	300	313
4	DBJPM 16-C3 Mortgage Trust	2.890%	8/10/49	325	331
4	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	600	628
4	DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	150	156
4	Discover Card Execution Note Trust 2015-A2	1.900%	10/17/22	1,050	1,047
4	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	825	826
4	Discover Card Execution Note Trust 2017-A2	2.390%	7/15/24	800	807
4	Discover Card Execution Note Trust 2018-A1	3.030%	8/15/25	1,000	1,032
4	Drive Auto Receivables Trust 2018-2	3.220%	4/15/22	335	336
4	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	475	479
3,4	Fannie Mae-Aces 2010-M1	4.450%	9/25/19	24	24
3,4	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	428	437
3,4	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	1,084	1,113
3,4	Fannie Mae-Aces 2013-M12	2.485%	3/25/23	724	731
3,4	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	25	25
3,4	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	350	351
3,4	Fannie Mae-Aces 2014-M1	3.319%	7/25/23	1,503	1,564
3,4	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	1,018	1,027
3,4	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	121	122
3,4	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	475	492
3,4	Fannie Mae-Aces 2014-M3	3.501%	1/25/24	574	605
3,4	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	625	655

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	763	770
3,4	Fannie Mae-Aces 2014-M7	3.384%	6/25/24	1,066	1,120
3,4	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	127	127
3,4	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	650	674
3,4	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	775	806
3,4	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	1,075	1,089
3,4	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	350	365
3,4	Fannie Mae-Aces 2015-M12	2.889%	5/25/25	850	874
3,4	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	1,025	1,058
3,4	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	699	713
3,4	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	400	409
3,4	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	439	443
3,4	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	750	762
3,4	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	292	293
3,4	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	825	850
3,4	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	900	896
3,4	Fannie Mae-Aces 2016-M12	2.527%	9/25/26	950	937
3,4	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	725	726
3,4	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	400	408
3,4	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	400	404
3,4	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	800	803
3,4	Fannie Mae-Aces 2016-M6	2.488%	5/25/26	600	603
3,4	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	200	200
3,4	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	300	302
3,4	Fannie Mae-Aces 2016-M9	2.292%	6/25/26	1,300	1,289
3,4	Fannie Mae-Aces 2017-M1	2.496%	10/25/26	1,200	1,199
3,4	Fannie Mae-Aces 2017-M10	2.646%	7/25/24	440	447
3,4	Fannie Mae-Aces 2017-M11	2.980%	8/25/29	500	517
3,4	Fannie Mae-Aces 2017-M12	3.184%	6/25/27	1,250	1,302
3,4	Fannie Mae-Aces 2017-M15	3.196%	11/25/27	1,150	1,195
3,4	Fannie Mae-Aces 2017-M2	2.878%	2/25/27	1,200	1,228
3,4	Fannie Mae-Aces 2017-M3	2.567%	12/25/26	1,500	1,503
3,4	Fannie Mae-Aces 2017-M4	2.672%	12/25/26	1,200	1,210
3,4	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	675	696
3,4	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	1,563	1,622
3,4	Fannie Mae-Aces 2018-M12	3.776%	8/25/30	850	927
3,4	Fannie Mae-Aces 2018-M14	3.578%	8/25/28	475	514
3,4	Fannie Mae-Aces 2018-M2	2.999%	1/25/28	1,425	1,469
3,4	Fannie Mae-Aces 2018-M4	3.144%	3/25/28	720	750
3,4	Fannie Mae-Aces 2018-M7	3.150%	3/25/28	400	417
3,4	Fannie Mae-Aces 2018-M8	3.610%	2/25/31	900	976
3,4	Fannie Mae-Aces 2019-M1	3.673%	9/25/28	575	623
3,4	Fannie Mae-Aces 2019-M2	3.753%	11/25/28	875	953
3,4	Fannie Mae-Aces 2019-M5	3.273%	1/25/29	775	820
3,4	Fannie Mae-Aces 2019-M7	3.143%	4/25/29	975	1,025
3,4	Fannie Mae-Aces 2019-M9	2.937%	4/25/29	475	489
3,4	FHLMC Multifamily Structured Pass Through Certificates K011	4.084%	11/25/20	1,707	1,744
3,4	FHLMC Multifamily Structured Pass Through Certificates K012	4.186%	12/25/20	800	820
3,4	FHLMC Multifamily Structured Pass Through Certificates K014	3.871%	4/25/21	512	525
3,4	FHLMC Multifamily Structured Pass Through Certificates K017	2.873%	12/25/21	1,404	1,428
3,4	FHLMC Multifamily Structured Pass Through Certificates K019	2.272%	3/25/22	1,140	1,144
3,4	FHLMC Multifamily Structured Pass Through Certificates K020	2.373%	5/25/22	100	101
3,4	FHLMC Multifamily Structured Pass Through Certificates K021	2.396%	6/25/22	915	923
3,4	FHLMC Multifamily Structured Pass Through Certificates K026	2.510%	11/25/22	1,275	1,292
3,4	FHLMC Multifamily Structured Pass Through Certificates K027	2.637%	1/25/23	1,275	1,297

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4	FHLMC Multifamily Structured Pass Through Certificates K029	3.320%	2/25/23	1,250	1,301
3,4	FHLMC Multifamily Structured Pass Through Certificates K030	2.779%	9/25/22	584	590
3,4	FHLMC Multifamily Structured Pass Through Certificates K031	3.300%	4/25/23	1,260	1,313
3,4	FHLMC Multifamily Structured Pass Through Certificates K032	3.016%	2/25/23	624	635
3,4	FHLMC Multifamily Structured Pass Through Certificates K033	2.871%	2/25/23	718	727
3,4	FHLMC Multifamily Structured Pass Through Certificates K034	3.531%	7/25/23	1,208	1,270
3,4	FHLMC Multifamily Structured Pass Through Certificates K036	3.527%	10/25/23	1,375	1,449
3,4	FHLMC Multifamily Structured Pass Through Certificates K037	3.490%	1/25/24	50	53
3,4	FHLMC Multifamily Structured Pass Through Certificates K038	2.604%	10/25/23	245	247
3,4	FHLMC Multifamily Structured Pass Through Certificates K038	3.389%	3/25/24	1,275	1,341
3,4	FHLMC Multifamily Structured Pass Through Certificates K039	2.683%	12/25/23	181	183
3,4	FHLMC Multifamily Structured Pass Through Certificates K039	3.303%	7/25/24	850	893
3,4	FHLMC Multifamily Structured Pass Through Certificates K040	2.768%	4/25/24	305	311
3,4	FHLMC Multifamily Structured Pass Through Certificates K040	3.241%	9/25/24	1,025	1,075
3,4	FHLMC Multifamily Structured Pass Through Certificates K041	3.171%	10/25/24	1,000	1,046
3,4	FHLMC Multifamily Structured Pass Through Certificates K042	2.267%	6/25/24	151	151
3,4	FHLMC Multifamily Structured Pass Through Certificates K042	2.670%	12/25/24	700	715
3,4	FHLMC Multifamily Structured Pass Through Certificates K043	2.532%	10/25/23	154	156
3,4	FHLMC Multifamily Structured Pass Through Certificates K043	3.062%	12/25/24	600	625
3,4	FHLMC Multifamily Structured Pass Through Certificates K045	2.493%	11/25/24	345	349
3,4	FHLMC Multifamily Structured Pass Through Certificates K045	3.023%	1/25/25	675	702
3,4	FHLMC Multifamily Structured Pass Through Certificates K046	3.205%	3/25/25	650	683
3,4	FHLMC Multifamily Structured Pass Through Certificates K047	2.827%	12/25/24	177	180
3,4	FHLMC Multifamily Structured Pass Through Certificates K047	3.329%	5/25/25	525	555
3,4	FHLMC Multifamily Structured Pass Through Certificates K048	3.284%	6/25/25	825	870
3,4	FHLMC Multifamily Structured Pass Through Certificates K049	3.010%	7/25/25	450	468
3,4	FHLMC Multifamily Structured Pass Through Certificates K050	3.334%	8/25/25	750	793
3,4	FHLMC Multifamily Structured Pass Through Certificates K052	3.151%	11/25/25	450	471
3,4	FHLMC Multifamily Structured Pass Through Certificates K053	2.995%	12/25/25	275	286
3,4	FHLMC Multifamily Structured Pass Through Certificates K054	2.745%	1/25/26	700	717
3,4	FHLMC Multifamily Structured Pass Through Certificates K055	2.673%	3/25/26	1,000	1,020
3,4	FHLMC Multifamily Structured Pass Through Certificates K056	2.525%	5/25/26	575	581

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4	FHLMC Multifamily Structured Pass Through Certificates K057	2.570%	7/25/26	1,025	1,038
3,4	FHLMC Multifamily Structured Pass Through Certificates K058	2.653%	8/25/26	500	509
3,4	FHLMC Multifamily Structured Pass Through Certificates K059	3.120%	9/25/26	800	838
3,4	FHLMC Multifamily Structured Pass Through Certificates K060	3.300%	10/25/26	1,000	1,060
3,4	FHLMC Multifamily Structured Pass Through Certificates K061	3.347%	11/25/26	2,000	2,126
3,4	FHLMC Multifamily Structured Pass Through Certificates K062	3.413%	12/25/26	2,400	2,563
3,4	FHLMC Multifamily Structured Pass Through Certificates K063	3.430%	1/25/27	1,775	1,897
3,4	FHLMC Multifamily Structured Pass Through Certificates K064	3.224%	3/25/27	1,300	1,371
3,4	FHLMC Multifamily Structured Pass Through Certificates K065	3.243%	4/25/27	915	966
3,4	FHLMC Multifamily Structured Pass Through Certificates K066	3.117%	6/25/27	600	629
3,4	FHLMC Multifamily Structured Pass Through Certificates K068	3.244%	8/25/27	500	528
3,4	FHLMC Multifamily Structured Pass Through Certificates K069	3.187%	9/25/27	875	921
3,4	FHLMC Multifamily Structured Pass Through Certificates K070	3.303%	11/25/27	275	292
3,4	FHLMC Multifamily Structured Pass Through Certificates K071	3.286%	11/25/27	400	424
3,4	FHLMC Multifamily Structured Pass Through Certificates K072	3.444%	12/25/27	450	483
3,4	FHLMC Multifamily Structured Pass Through Certificates K075	3.650%	2/25/28	675	734
3,4	FHLMC Multifamily Structured Pass Through Certificates K076	3.900%	4/25/28	1,575	1,745
3,4	FHLMC Multifamily Structured Pass Through Certificates K081	3.900%	8/25/28	700	777
3,4	FHLMC Multifamily Structured Pass Through Certificates K082	3.920%	9/25/28	550	612
3,4	FHLMC Multifamily Structured Pass Through Certificates K084	3.780%	10/25/28	1,250	1,377
3,4	FHLMC Multifamily Structured Pass Through Certificates K085	4.060%	10/25/28	625	702
3,4	FHLMC Multifamily Structured Pass Through Certificates K087	3.591%	10/25/27	99	105
3,4	FHLMC Multifamily Structured Pass Through Certificates K088	3.690%	1/25/29	1,175	1,287
3,4	FHLMC Multifamily Structured Pass Through Certificates K089	3.563%	1/25/29	475	515
3,4	FHLMC Multifamily Structured Pass Through Certificates K092	3.298%	4/25/29	975	1,037
3,4	FHLMC Multifamily Structured Pass Through Certificates K1511	3.470%	3/25/31	375	405
3,4	FHLMC Multifamily Structured Pass Through Certificates K1511	3.542%	3/25/34	950	1,027
3,4	FHLMC Multifamily Structured Pass Through Certificates K152	3.080%	1/25/31	400	414
3,4	FHLMC Multifamily Structured Pass Through Certificates K153	3.294%	3/25/29	1,600	1,698
3,4	FHLMC Multifamily Structured Pass Through Certificates K153	3.117%	10/25/31	900	934
3,4	FHLMC Multifamily Structured Pass Through Certificates K155	3.750%	11/25/32	400	440
3,4	FHLMC Multifamily Structured Pass Through Certificates K155	3.750%	4/25/33	850	939

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4	FHLMC Multifamily Structured Pass Through Certificates K157	3.990%	5/25/33	275	308
3,4	FHLMC Multifamily Structured Pass Through Certificates K157	3.990%	8/25/33	375	422
3,4	FHLMC Multifamily Structured Pass Through Certificates K503	2.456%	8/25/19	37	37
3,4	FHLMC Multifamily Structured Pass Through Certificates K504	2.566%	9/25/20	382	382
3,4	FHLMC Multifamily Structured Pass Through Certificates K711	1.730%	7/25/19	160	160
3,4	FHLMC Multifamily Structured Pass Through Certificates K712	1.869%	11/25/19	448	447
3,4	FHLMC Multifamily Structured Pass Through Certificates K713	2.313%	3/25/20	1,928	1,925
3,4	FHLMC Multifamily Structured Pass Through Certificates K714	3.034%	10/25/20	1,602	1,614
3,4	FHLMC Multifamily Structured Pass Through Certificates K716	2.413%	1/25/21	95	95
3,4	FHLMC Multifamily Structured Pass Through Certificates K716	3.130%	6/25/21	1,400	1,420
3,4	FHLMC Multifamily Structured Pass Through Certificates K717	2.991%	9/25/21	1,300	1,319
3,4	FHLMC Multifamily Structured Pass Through Certificates K718	2.375%	9/25/21	515	517
3,4	FHLMC Multifamily Structured Pass Through Certificates K718	2.791%	1/25/22	800	811
3,4	FHLMC Multifamily Structured Pass Through Certificates K722	2.183%	5/25/22	307	308
3,4	FHLMC Multifamily Structured Pass Through Certificates K731	3.600%	2/25/25	1,000	1,065
3,4	FHLMC Multifamily Structured Pass Through Certificates K734	3.208%	2/25/26	1,565	1,647
3,4	FHLMC Multifamily Structured Pass Through Certificates KW01	2.853%	1/25/26	800	826
3,4	FHLMC Multifamily Structures Pass Through Certificates K073	3.350%	1/25/28	500	533
3,4	FHLMC Multifamily Structures Pass Through Certificates K074	3.600%	1/25/28	1,000	1,084
3,4	FHLMC Multifamily Structures Pass Through Certificates K078	3.854%	6/25/28	500	552
3,4	FHLMC Multifamily Structures Pass Through Certificates K079	3.926%	6/25/28	1,000	1,111
3,4	FHLMC Multifamily Structures Pass Through Certificates K080	3.736%	4/25/28	295	318
3,4	FHLMC Multifamily Structures Pass Through Certificates K080	3.926%	7/25/28	800	889
3,4	FHLMC Multifamily Structures Pass Through Certificates K087	3.771%	12/25/28	800	881
3,4	FHLMC Multifamily Structures Pass Through Certificates K090	3.422%	2/25/29	900	966
3,4	FHLMC Multifamily Structures Pass Through Certificates K1504	3.424%	4/25/32	150	161
3,4	FHLMC Multifamily Structures Pass Through Certificates K1504	3.459%	11/25/32	200	215
3,4	FHLMC Multifamily Structures Pass Through Certificates K1510	3.718%	1/25/31	300	328
3,4	FHLMC Multifamily Structures Pass Through Certificates K1510	3.794%	1/25/34	500	552
3,4	FHLMC Multifamily Structures Pass Through Certificates K715	2.856%	1/25/21	469	472
3,4	FHLMC Multifamily Structures Pass Through Certificates K720	2.716%	6/25/22	525	533
3,4	FHLMC Multifamily Structures Pass Through Certificates K723	2.454%	8/25/23	500	505

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4	FHLMC Multifamily Structures Pass Through Certificates K724	3.062%	11/25/23	1,000	1,034
3,4	FHLMC Multifamily Structures Pass Through Certificates K725	3.002%	1/25/24	1,200	1,239
3,4	FHLMC Multifamily Structures Pass Through Certificates K725	2.946%	7/25/24	1,500	1,547
3,4	FHLMC Multifamily Structures Pass Through Certificates K726	2.905%	4/25/24	800	823
3,4	FHLMC Multifamily Structures Pass Through Certificates K728	3.064%	8/25/24	1,175	1,218
3,4	FHLMC Multifamily Structures Pass Through Certificates K730	3.452%	9/25/24	97	100
3,4	FHLMC Multifamily Structures Pass Through Certificates K730	3.590%	1/25/25	1,200	1,278
3,4	FHLMC Multifamily Structures Pass Through Certificates K732	3.700%	5/25/25	1,000	1,072
3,4	FHLMC Multifamily Structures Pass Through Certificates KC02	3.370%	7/25/25	800	843
3,4	FHLMC Multifamily Structures Pass Through Certificates KC02	3.505%	3/25/29	300	325
3,4	FHLMC Multifamily Structures Pass Through Certificates KC02	2.982%	5/25/29	1,650	1,716
4	Fifth Third Auto Trust 2019-1	2.640%	12/15/23	550	557
4	Fifth Third Auto Trust 2019-1	2.690%	11/16/26	175	178
4	Ford Credit Auto Lease Trust 2018-A	2.930%	6/15/21	550	553
4	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	100	101
4	Ford Credit Auto Lease Trust 2018-B	3.190%	12/15/21	800	808
4	Ford Credit Auto Lease Trust 2018-B	3.300%	2/15/22	250	255
4	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	250	253
4	Ford Credit Auto Lease Trust 2019-A	2.980%	6/15/22	125	127
4	Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	31	31
4	Ford Credit Auto Owner Trust 2017-A	1.670%	6/15/21	260	259
4	Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	275	274
4	Ford Credit Auto Owner Trust 2017-B	1.690%	11/15/21	503	502
4	Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	80	80
4	Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	1,575	1,573
4	Ford Credit Auto Owner Trust 2019-A	2.780%	9/15/23	675	683
4	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	275	281
4	Ford Credit Floorplan Master Owner Trust A Series 2017-2	2.160%	9/15/22	700	699
4	Ford Credit Floorplan Master Owner Trust A Series 2017-3	2.480%	9/15/24	720	729
4	Ford Credit Floorplan Master Owner Trust A Series 2018-1	2.950%	5/15/23	1,000	1,015
4	Ford Credit Floorplan Master Owner Trust A Series 2018-2	3.170%	3/15/25	900	929
4	GE Capital Credit Card Master Note Trust 2012-7	1.760%	9/15/22	409	408
4	GM Financial Automobile Leasing Trust 2018-1	2.610%	1/20/21	550	551
4	GM Financial Automobile Leasing Trust 2018-1	2.680%	12/20/21	125	126
4	GM Financial Automobile Leasing Trust 2018-2	3.060%	6/21/21	200	201
4	GM Financial Automobile Leasing Trust 2018-2	3.160%	4/20/22	75	76
4	GM Financial Automobile Leasing Trust 2019-2	2.670%	3/21/22	275	278
4	GM Financial Automobile Leasing Trust 2019-2	2.720%	3/20/23	125	127
4	GM Financial Consumer Automobile 2018-2	2.810%	12/16/22	475	481
4	GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	400	410
4	GS Mortgage Securities Corporation II 2013-GC10	2.943%	2/10/46	246	251
4	GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	145	148
4	GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	747	765
4	GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	352	358
4	GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	322	326
4	GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	92	94
4	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	275	283
4	GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	118	121
4	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	112	116

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	675	723
4	GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	90	93
4	GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	125	134
4	GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	1,025	1,093
4	GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	275	288
4	GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	173	177
4	GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	150	159
4	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	475	508
4	GS Mortgage Securities Trust 2014-GC24	4.650%	9/10/47	125	130
4	GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	60	60
4	GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	250	258
4	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	800	844
4	GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	125	132
4	GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	125	131
4	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	500	522
4	GS Mortgage Securities Trust 2015-GC30	2.726%	5/10/50	300	300
4	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	450	470
4	GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	425	444
4	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	175	187
4	GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	400	414
4	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	400	421
4	GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	300	309
4	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	775	789
4	GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	275	289
4	GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	200	208
4	GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	625	668
4	GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	250	264
4	GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	600	631
4	GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	983	1,031
4	GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	262	273
4	GS Mortgage Securities Trust 2019-GC39	3.567%	5/10/52	400	426
§,4	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	550	566
4	Honda Auto Receivables 2017-2 Owner Trust	1.680%	8/16/21	889	886
4	Honda Auto Receivables 2017-2 Owner Trust	1.870%	9/15/23	279	278
4	Honda Auto Receivables 2017-4 Owner Trust	2.050%	11/22/21	381	380
4	Honda Auto Receivables 2018-1 Owner Trust	2.640%	2/15/22	825	828
4	Honda Auto Receivables 2018-1 Owner Trust	2.830%	5/15/24	275	279
4	Honda Auto Receivables 2018-2 Owner Trust	3.010%	5/18/22	275	279
4	Honda Auto Receivables 2018-2 Owner Trust	3.160%	8/19/24	200	205
4	Honda Auto Receivables 2018-4 Owner Trust	2.520%	6/21/23	665	672
4	Honda Auto Receivables 2018-4 Owner Trust	2.540%	3/21/25	125	127
4	Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	27	27
4	Hyundai Auto Receivables Trust 2016-B	1.290%	4/15/21	135	135
4	Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	250	248
4	Hyundai Auto Receivables Trust 2018-A	2.790%	7/15/22	250	252
4	Hyundai Auto Receivables Trust 2018-A	2.940%	6/17/24	325	332
4	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6	3.507%	5/15/45	420	433
4	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	2.829%	10/15/45	1,399	1,422
4	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX	3.483%	6/15/45	433	443
4	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	3.142%	12/15/47	146	150
4	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	3.372%	12/15/47	109	112
4	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.674%	12/15/46	127	130
4	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.881%	12/15/46	200	212
4	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	300	321
4	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.517%	12/15/46	150	161

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	5.130%	12/15/46	150	163
4	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11	2.960%	4/15/46	673	688
4	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20	2.872%	7/15/47	19	19
4	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20	3.805%	7/15/47	75	80
4	JP Morgan Chase Commercial Mortgage Securities Trust 2015-JP1	3.914%	1/15/49	325	351
4	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3	2.870%	8/15/49	975	991
4	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.648%	12/15/49	400	426
4	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.870%	12/15/49	325	344
4	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.050%	7/15/50	400	407
4	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.744%	7/15/50	400	420
4	JP Morgan Chase Commercial Mortgage Securities Trust 2019-COR4	4.029%	3/10/52	1,400	1,537
4	JPMBB Commercial Mortgage Securities Trust 2013-C12	3.664%	7/15/45	122	128
4	JPMBB Commercial Mortgage Securities Trust 2013-C12	4.176%	7/15/45	81	85
4	JPMBB Commercial Mortgage Securities Trust 2013-C14	3.761%	8/15/46	195	201
4	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.133%	8/15/46	790	843
4	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.409%	8/15/46	220	234
4	JPMBB Commercial Mortgage Securities Trust 2013-C15	3.659%	11/15/45	55	56
4	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.131%	11/15/45	435	465
4	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.420%	11/15/45	275	294
4	JPMBB Commercial Mortgage Securities Trust 2013-C17	3.705%	1/15/47	167	172
4	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.199%	1/15/47	625	671
4	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.458%	1/15/47	125	134
4	JPMBB Commercial Mortgage Securities Trust 2013-C17	5.054%	1/15/47	188	203
4	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.079%	2/15/47	474	507
4	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.439%	2/15/47	93	100
4	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.978%	2/15/47	113	122
4	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.046%	4/15/47	8	8
4	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.669%	4/15/47	225	230
4	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.996%	4/15/47	225	240
4	JPMBB Commercial Mortgage Securities Trust 2014-C19	4.243%	4/15/47	175	186
4	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.428%	8/15/47	106	109
4	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.775%	8/15/47	100	106

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.996%	8/15/47	75	79
4	JPMBB Commercial Mortgage Securities Trust 2014-C22	3.801%	9/15/47	650	690
4	JPMBB Commercial Mortgage Securities Trust 2014-C22	4.110%	9/15/47	175	185
4	JPMBB Commercial Mortgage Securities Trust 2014-C23	3.934%	9/15/47	319	341
4	JPMBB Commercial Mortgage Securities Trust 2014-C23	4.202%	9/15/47	188	200
4	JPMBB Commercial Mortgage Securities Trust 2014-C24	2.940%	11/15/47	94	94
4	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.638%	11/15/47	150	158
4	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.914%	11/15/47	300	316
4	JPMBB Commercial Mortgage Securities Trust 2014-C25	3.672%	11/15/47	750	793
4	JPMBB Commercial Mortgage Securities Trust 2014-C25	4.065%	11/15/47	200	212
4	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.018%	1/15/48	252	252
4	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.494%	1/15/48	360	378
4	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.800%	1/15/48	200	210
4	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.951%	1/15/48	200	208
4	JPMBB Commercial Mortgage Securities Trust 2015-C27	2.734%	2/15/48	325	325
4	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.017%	2/15/48	409	418
4	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.179%	2/15/48	218	225
4	JPMBB Commercial Mortgage Securities Trust 2015-C28	2.773%	10/15/48	335	336
4	JPMBB Commercial Mortgage Securities Trust 2015-C28	3.227%	10/15/48	500	518
4	JPMBB Commercial Mortgage Securities Trust 2015-C28	3.532%	10/15/48	100	103
4	JPMBB Commercial Mortgage Securities Trust 2015-C29	2.921%	5/15/48	297	298
4	JPMBB Commercial Mortgage Securities Trust 2015-C29	3.304%	5/15/48	215	221
4	JPMBB Commercial Mortgage Securities Trust 2015-C29	3.611%	5/15/48	350	370
4	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.559%	7/15/48	425	441
4	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.822%	7/15/48	425	455
4	JPMBB Commercial Mortgage Securities Trust 2015-C30	4.226%	7/15/48	200	214
4	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.540%	8/15/48	203	211
4	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.801%	8/15/48	218	233
4	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.358%	11/15/48	425	439
4	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.598%	11/15/48	425	450
4	JPMBB Commercial Mortgage Securities Trust 2015-C33	3.770%	12/15/48	300	321
4	JPMBB Commercial Mortgage Securities Trust 2016-C1	3.316%	3/15/49	325	337

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	JPMCC Commercial Mortgage Securities Trust 2017-JP5	3.723%	3/15/50	1,250	1,337
4	JPMCC Commercial Mortgage Securities Trust 2019-COR5	3.386%	6/13/52	850	890
4	JPMCC Commercial Mortgage Securities Trust 2019-COR5	3.669%	6/13/52	75	78
4	JPMDB Commercial Mortgage Securities Trust 2016-C2	3.144%	6/15/49	300	310
4	JPMDB Commercial Mortgage Securities Trust 2016-C2	3.484%	6/15/49	150	155
4	JPMDB Commercial Mortgage Securities Trust 2017-C5	3.694%	3/15/50	2,000	2,143
4	JPMDB Commercial Mortgage Securities Trust 2017-C5	3.858%	3/15/50	425	450
4	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.409%	10/15/50	275	289
4	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.712%	10/15/50	175	184
4	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.211%	6/15/51	1,000	1,111
4	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.421%	6/15/51	125	138
4	Mercedes-Benz Auto Lease Trust 2017-A	1.790%	4/15/20	89	89
4	Mercedes-Benz Auto Lease Trust 2017-A	2.010%	1/17/23	500	500
4	Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	350	350
4	Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	75	75
4	Mercedes-Benz Auto Receivables Trust 2015-1	1.750%	12/15/21	31	31
4	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.176%	8/15/45	175	179
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10	4.218%	7/15/46	1,600	1,703
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.299%	8/15/46	240	256
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.499%	8/15/46	120	127
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	4.259%	10/15/46	445	477
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	2.936%	11/15/46	15	15
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.039%	11/15/46	300	321
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.920%	11/15/46	150	161
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	2.918%	2/15/46	179	183
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	3.214%	2/15/46	36	37
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8	3.134%	12/15/48	225	231
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8	3.376%	12/15/48	100	103
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.102%	5/15/46	150	154
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.456%	5/15/46	125	129
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	3.669%	2/15/47	334	341
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.064%	2/15/47	375	401
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.912%	2/15/47	150	162
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	2.849%	6/15/47	1	1

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.477%	6/15/47	75	77
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.892%	6/15/47	325	346
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.497%	6/15/47	125	133
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.194%	10/15/47	265	265
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.923%	10/15/47	100	107
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	4.582%	10/15/47	125	133
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.101%	12/15/47	390	390
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.326%	12/15/47	225	232
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.526%	12/15/47	275	289
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.069%	2/15/48	200	204
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.249%	2/15/48	725	752
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.040%	4/15/48	425	435
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.306%	4/15/48	325	338
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.883%	4/15/48	200	207
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	2.982%	7/15/50	225	225
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.398%	7/15/50	150	155
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.719%	7/15/50	450	479
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.383%	10/15/48	475	489
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.635%	10/15/48	250	265
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.323%	10/15/48	275	285
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.531%	10/15/48	300	317
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27	3.557%	12/15/47	200	208
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27	3.753%	12/15/47	250	267
4	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28	3.288%	1/15/49	300	311
4	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28	3.544%	1/15/49	800	847
4	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30	2.860%	9/15/49	800	810
4	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31	3.102%	11/15/49	950	976
4	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.720%	12/15/49	800	855
4	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.994%	12/15/49	325	348
4	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33	3.599%	5/15/50	1,000	1,062
4	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33	3.852%	5/15/50	400	423
4	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.276%	11/15/52	400	414

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.536%	11/15/52	575	609
4	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	650	664
4	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	225	232
4	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	300	321
4	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	400	411
4	Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	317	324
4	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	800	805
4	Morgan Stanley Capital I Trust 2016-UBS12	3.596%	12/15/49	825	874
4	Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	550	580
4	Morgan Stanley Capital I Trust 2019-H6	3.417%	6/15/52	1,050	1,099
4	Morgan Stanley Capital I Trust 2019-H6	3.700%	6/15/52	125	130
4	Morgan Stanley Capital I Trust 2019-L2	4.071%	3/15/52	625	690
7	National Australia Bank Ltd.	2.250%	3/16/21	625	626
4	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	280	280
4	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	75	75
4	Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	74	74
4	Nissan Auto Receivables 2015-C Owner Trust	1.670%	2/15/22	178	177
4	Nissan Auto Receivables 2016-C Owner Trust	1.180%	1/15/21	107	106
4	Nissan Auto Receivables 2016-C Owner Trust	1.380%	1/17/23	275	273
4	Nissan Auto Receivables 2017-B Owner Trust	1.750%	10/15/21	566	564
4	Nissan Auto Receivables 2017-B Owner Trust	1.950%	10/16/23	259	258
4	Nissan Auto Receivables 2018-A Owner Trust	2.650%	5/16/22	525	528
4	Nissan Auto Receivables 2018-A Owner Trust	2.890%	6/17/24	400	407
4	Nissan Auto Receivables 2019-B Owner Trust	2.500%	11/15/23	550	556
4	Nissan Auto Receivables 2019-B Owner Trust	2.540%	12/15/25	150	153
4	Public Service New Hampshire Funding LLC 2018-1	3.094%	2/1/26	174	177
4	Public Service New Hampshire Funding LLC 2018-1	3.506%	8/1/28	100	106
4	Public Service New Hampshire Funding LLC 2018-1	3.814%	2/1/35	225	246
	Royal Bank of Canada	2.100%	10/14/20	3,950	3,951
	Royal Bank of Canada	2.300%	3/22/21	650	652
4	Santander Drive Auto Receivables Trust 2018-1	2.320%	8/16/21	58	58
4	Santander Drive Auto Receivables Trust 2018-2	2.750%	9/15/21	197	197
4	Santander Drive Auto Receivables Trust 2018-2	3.030%	9/15/22	250	251
4	Santander Drive Auto Receivables Trust 2018-2	3.350%	7/17/23	250	252
4	Santander Drive Auto Receivables Trust 2018-3	3.030%	2/15/22	150	150
4	Santander Drive Auto Receivables Trust 2018-3	3.290%	10/17/22	150	151
4	Santander Drive Auto Receivables Trust 2018-3	3.510%	8/15/23	250	253
4	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	1,200	1,230
4	Synchrony Credit Card Master Note Trust 2016-2	2.210%	5/15/24	1,162	1,165
4	Synchrony Credit Card Master Note Trust 2016-3	1.580%	9/15/22	550	549
4	Synchrony Credit Card Master Note Trust 2017-2	2.620%	10/15/25	675	686
4	Synchrony Credit Card Master Note Trust 2018-1	2.970%	3/15/24	1,200	1,215
4	Synchrony Credit Card Master Note Trust 2018-2	3.470%	5/15/26	1,175	1,231
4	TIAA Seasoned Commercial Mortgage Trust 2007-C4	5.483%	8/15/39	7	7
7	Toronto-Dominion Bank	2.250%	3/15/21	2,000	2,005
4	Toyota Auto Receivables 2016-B Owner Trust	1.300%	4/15/20	2	2
4	Toyota Auto Receivables 2016-B Owner Trust	1.520%	8/16/21	250	249
4	Toyota Auto Receivables 2016-C Owner Trust	1.140%	8/17/20	43	43
4	Toyota Auto Receivables 2016-C Owner Trust	1.320%	11/15/21	175	174
4	Toyota Auto Receivables 2017-D Owner Trust	1.930%	1/18/22	950	948
4	Toyota Auto Receivables 2018-A Owner Trust	2.350%	5/16/22	550	551
4	Toyota Auto Receivables 2018-A Owner Trust	2.520%	5/15/23	175	177
4	Toyota Auto Receivables 2018-B Owner Trust	2.960%	9/15/22	475	481
4	Toyota Auto Receivables 2018-B Owner Trust	3.110%	11/15/23	100	103
4	UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	800	843
4	UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	350	367
4	UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	600	633
4	UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	150	157
4	UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	725	761
4	UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	300	315
4	UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	475	495
4	UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	600	635
4	UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	262	275

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	400	421
4	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	600	640
4	UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	325	346
4	UBS Commercial Mortgage Trust 2018-C11	4.241%	6/15/51	1,000	1,111
4	UBS Commercial Mortgage Trust 2018-C12	4.296%	8/15/51	475	530
4	UBS Commercial Mortgage Trust 2018-C13	4.208%	10/15/51	175	188
4	UBS Commercial Mortgage Trust 2018-C13	4.334%	10/15/51	600	672
4	UBS Commercial Mortgage Trust 2018-C13	4.585%	10/15/51	100	111
4	UBS Commercial Mortgage Trust 2018-C14	4.448%	12/15/51	975	1,102
4	UBS Commercial Mortgage Trust 2018-C15	4.341%	12/15/51	575	644
4	UBS Commercial Mortgage Trust 2018-C8	3.720%	2/15/51	600	643
4	UBS Commercial Mortgage Trust 2018-C8	3.983%	2/15/51	1,200	1,309
4	UBS Commercial Mortgage Trust 2018-C8	4.215%	2/15/51	325	348
4	UBS Commercial Mortgage Trust 2019-C16	3.605%	4/15/52	400	424
4	UBS-Barclays Commercial Mortgage Trust 2012-C4	2.850%	12/10/45	1,000	1,018
4	UBS-Barclays Commercial Mortgage Trust 2013-C5	3.185%	3/10/46	290	299
4	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	175	181
4	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	75	78
4	UBS-Barclays Commercial Mortgage Trust 2018-C10	4.313%	5/15/51	800	894
4	UBS-Barclays Commercial Mortgage Trust 2018-C9	4.117%	3/15/51	1,200	1,321
4	UBS-Barclays Commercial Mortgage Trust 2019-C16	3.887%	4/15/52	125	133
4	Volkswagen Auto Loan Enhanced Trust 2018-1	3.020%	11/21/22	200	203
4	Volkswagen Auto Loan Enhanced Trust 2018-1	3.150%	7/22/24	100	102
4	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	222	227
4	Wells Fargo Commercial Mortgage Trust 2014-LC16	2.819%	8/15/50	12	12
4	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.477%	8/15/50	100	103
4	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%	8/15/50	900	955
4	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	50	53
4	Wells Fargo Commercial Mortgage Trust 2014-LC18	2.954%	12/15/47	175	175
4	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.271%	12/15/47	300	303
4	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	400	418
4	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.808%	12/15/47	200	209
4	Wells Fargo Commercial Mortgage Trust 2015-C26	2.991%	2/15/48	400	408
4	Wells Fargo Commercial Mortgage Trust 2015-C26	3.166%	2/15/48	200	207
4	Wells Fargo Commercial Mortgage Trust 2015-C26	3.580%	2/15/48	175	182
4	Wells Fargo Commercial Mortgage Trust 2015-C27	3.190%	2/15/48	941	975
4	Wells Fargo Commercial Mortgage Trust 2015-C28	3.540%	5/15/48	625	659
4	Wells Fargo Commercial Mortgage Trust 2015-C28	3.872%	5/15/48	117	123
4	Wells Fargo Commercial Mortgage Trust 2015-C29	3.400%	6/15/48	255	264
4	Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%	6/15/48	625	663
4	Wells Fargo Commercial Mortgage Trust 2015-LC20	2.978%	4/15/50	112	114
4	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.184%	4/15/50	853	883
4	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.719%	4/15/50	200	205
4	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.571%	9/15/58	175	182
4	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	275	295
4	Wells Fargo Commercial Mortgage Trust 2015-LC22	4.207%	9/15/58	225	241
4	Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.632%	5/15/48	175	175
4	Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.934%	5/15/48	125	127
4	Wells Fargo Commercial Mortgage Trust 2015-NXS1	3.148%	5/15/48	175	181
4	Wells Fargo Commercial Mortgage Trust 2015-P2	3.656%	12/15/48	325	341
4	Wells Fargo Commercial Mortgage Trust 2015-P2	3.809%	12/15/48	200	214
4	Wells Fargo Commercial Mortgage Trust 2015-SG1	3.789%	9/15/48	770	821
4	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.652%	8/15/49	525	526
4	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	218	226
4	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	475	502
4	Wells Fargo Commercial Mortgage Trust 2016-C33	3.426%	3/15/59	150	157
4	Wells Fargo Commercial Mortgage Trust 2016-C34	3.096%	6/15/49	325	334
4	Wells Fargo Commercial Mortgage Trust 2016-C37	3.794%	12/15/49	325	350
4	Wells Fargo Commercial Mortgage Trust 2016-LC24	2.825%	10/15/49	350	356
4	Wells Fargo Commercial Mortgage Trust 2016-LC24	2.942%	10/15/49	614	625
4	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	854	898
4	Wells Fargo Commercial Mortgage Trust 2017-C38	3.665%	7/15/50	242	254
4	Wells Fargo Commercial Mortgage Trust 2017-C39	3.418%	9/15/50	725	760
4	Wells Fargo Commercial Mortgage Trust 2017-C39	3.702%	9/15/50	400	419

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Wells Fargo Commercial Mortgage Trust 2017-C40	3.317%	10/15/50	400	416
4	Wells Fargo Commercial Mortgage Trust 2017-C40	3.581%	10/15/50	600	637
4	Wells Fargo Commercial Mortgage Trust 2017-C40	3.854%	10/15/50	150	159
4	Wells Fargo Commercial Mortgage Trust 2017-C41	3.472%	11/15/50	1,000	1,054
4	Wells Fargo Commercial Mortgage Trust 2017-RB1	3.635%	3/15/50	1,200	1,278
4	Wells Fargo Commercial Mortgage Trust 2017-RC1	3.631%	1/15/60	1,200	1,276
4	Wells Fargo Commercial Mortgage Trust 2018-C43	4.012%	3/15/51	1,200	1,314
4	Wells Fargo Commercial Mortgage Trust 2018-C43	4.152%	3/15/51	200	215
4	Wells Fargo Commercial Mortgage Trust 2018-C44	4.212%	5/15/51	775	861
4	Wells Fargo Commercial Mortgage Trust 2018-C45	4.184%	6/15/51	1,000	1,109
4	Wells Fargo Commercial Mortgage Trust 2018-C46	4.152%	8/15/51	475	526
4	Wells Fargo Commercial Mortgage Trust 2019-C49	4.023%	3/15/52	975	1,071
4	Wells Fargo Commercial Mortgage Trust 2019-C50	3.729%	5/15/52	575	615
4	Wells Fargo Commercial Mortgate Trust 2018-C47	4.442%	9/15/61	1,075	1,215
4	Wells Fargo Commercial Mortgate Trust 2019-C51	3.311%	6/15/52	780	807
4	WFRBS Commercial Mortgage Trust 2012-C10	2.875%	12/15/45	600	610
4	WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	450	460
4	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	300	309
4	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	250	259
4	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	175	179
4	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	319	324
4	WFRBS Commercial Mortgage Trust 2013-C11	3.071%	3/15/45	251	257
4	WFRBS Commercial Mortgage Trust 2013-C12	3.198%	3/15/48	109	112
4	WFRBS Commercial Mortgage Trust 2013-C12	3.560%	3/15/48	52	54
4	WFRBS Commercial Mortgage Trust 2013-C13	3.001%	5/15/45	222	227
4	WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	44	45
4	WFRBS Commercial Mortgage Trust 2013-C14	3.337%	6/15/46	400	414
4	WFRBS Commercial Mortgage Trust 2013-C14	3.488%	6/15/46	200	206
4	WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	138	142
4	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	650	693
4	WFRBS Commercial Mortgage Trust 2013-C15	4.358%	8/15/46	160	170
4	WFRBS Commercial Mortgage Trust 2013-C16	3.963%	9/15/46	155	161
4	WFRBS Commercial Mortgage Trust 2013-C16	4.415%	9/15/46	180	195
4	WFRBS Commercial Mortgage Trust 2013-C16	4.668%	9/15/46	290	312
4	WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	89	91
4	WFRBS Commercial Mortgage Trust 2013-C17	4.023%	12/15/46	100	107
4	WFRBS Commercial Mortgage Trust 2013-C17	4.255%	12/15/46	100	106
4	WFRBS Commercial Mortgage Trust 2013-C17	4.788%	12/15/46	100	106
4	WFRBS Commercial Mortgage Trust 2013-C18	3.027%	12/15/46	1	1
4	WFRBS Commercial Mortgage Trust 2013-C18	3.651%	12/15/46	200	203
4	WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	1,436	1,543
4	WFRBS Commercial Mortgage Trust 2013-C18	4.387%	12/15/46	50	53
4	WFRBS Commercial Mortgage Trust 2013-C18	4.851%	12/15/46	75	82
4	WFRBS Commercial Mortgage Trust 2013-UBS1	2.927%	3/15/46	6	6
4	WFRBS Commercial Mortgage Trust 2013-UBS1	3.591%	3/15/46	150	152
4	WFRBS Commercial Mortgage Trust 2013-UBS1	4.079%	3/15/46	175	187
4	WFRBS Commercial Mortgage Trust 2013-UBS1	4.898%	3/15/46	50	54
4	WFRBS Commercial Mortgage Trust 2014-C19	3.618%	3/15/47	48	49
4	WFRBS Commercial Mortgage Trust 2014-C19	3.660%	3/15/47	64	65
4	WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	175	188
4	WFRBS Commercial Mortgage Trust 2014-C19	4.723%	3/15/47	50	53
4	WFRBS Commercial Mortgage Trust 2014-C20	3.638%	5/15/47	98	101
4	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	125	134
4	WFRBS Commercial Mortgage Trust 2014-C20	4.176%	5/15/47	125	133
4	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	425	449
4	WFRBS Commercial Mortgage Trust 2014-C22	3.752%	9/15/57	650	690
4	WFRBS Commercial Mortgage Trust 2014-C22	4.371%	9/15/57	100	104
4	WFRBS Commercial Mortgage Trust 2014-C23	3.636%	10/15/57	249	258
4	WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	125	134
4	WFRBS Commercial Mortgage Trust 2014-C23	4.210%	10/15/57	75	80
4	WFRBS Commercial Mortgage Trust 2014-LC14	2.862%	3/15/47	3	3
4	WFRBS Commercial Mortgage Trust 2014-LC14	3.522%	3/15/47	280	287
4	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	725	775
4	WFRBS Commercial Mortgage Trust 2014-LC14	4.351%	3/15/47	300	319

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	World Financial Network Credit Card Master Note Trust Series 2017-C	2.310%	8/15/24	625	625
4	World Financial Network Credit Card Master Note Trust Series 2018-A	3.070%	12/16/24	775	784
4	World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	172	172
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $429,424)					441,564
Corporate Bonds (10.5%)
Finance (3.3%)
	Banking (2.3%)
	American Express Co.	2.200%	10/30/20	800	799
	American Express Co.	3.000%	2/22/21	600	606
	American Express Co.	3.700%	11/5/21	1,000	1,030
	American Express Co.	2.750%	5/20/22	1,000	1,011
	American Express Co.	2.500%	8/1/22	2,400	2,410
	American Express Co.	2.650%	12/2/22	1,500	1,510
	American Express Co.	3.400%	2/27/23	1,200	1,242
	American Express Co.	3.700%	8/3/23	1,500	1,575
	American Express Co.	3.400%	2/22/24	1,000	1,041
	American Express Co.	3.000%	10/30/24	1,200	1,226
	American Express Co.	3.625%	12/5/24	750	786
	American Express Co.	3.125%	5/20/26	1,200	1,232
	American Express Co.	4.050%	12/3/42	121	131
	American Express Credit Corp.	2.600%	9/14/20	650	652
	American Express Credit Corp.	2.250%	5/5/21	1,060	1,060
	American Express Credit Corp.	2.700%	3/3/22	1,350	1,365
	American Express Credit Corp.	3.300%	5/3/27	1,960	2,052
	Associated Bank NA	3.500%	8/13/21	250	255
	Australia & New Zealand Banking Group Ltd.	2.125%	8/19/20	1,000	998
	Australia & New Zealand Banking Group Ltd.	2.250%	11/9/20	1,000	1,000
	Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	800	805
	Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	2,300	2,296
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	300	302
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	250	252
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	1,750	1,758
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	750	796
	Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	1,950	1,963
	Banco Santander SA	3.848%	4/12/23	1,200	1,243
	Banco Santander SA	2.706%	6/27/24	400	401
	Banco Santander SA	5.179%	11/19/25	1,700	1,845
	Banco Santander SA	4.250%	4/11/27	1,600	1,678
	Banco Santander SA	3.800%	2/23/28	200	203
	Banco Santander SA	4.379%	4/12/28	200	212
	Banco Santander SA	3.306%	6/27/29	500	502
	Bank of America Corp.	2.625%	10/19/20	550	552
	Bank of America Corp.	2.151%	11/9/20	500	498
	Bank of America Corp.	2.625%	4/19/21	2,090	2,103
4	Bank of America Corp.	2.369%	7/21/21	2,275	2,272
4	Bank of America Corp.	2.328%	10/1/21	2,500	2,495
4	Bank of America Corp.	2.738%	1/23/22	1,300	1,306
4	Bank of America Corp.	3.499%	5/17/22	1,000	1,019
	Bank of America Corp.	2.503%	10/21/22	1,850	1,852
	Bank of America Corp.	3.300%	1/11/23	5,400	5,564
4	Bank of America Corp.	3.124%	1/20/23	410	416
4	Bank of America Corp.	2.881%	4/24/23	1,375	1,388
4	Bank of America Corp.	2.816%	7/21/23	3,000	3,029
	Bank of America Corp.	4.100%	7/24/23	1,425	1,520
	Bank of America Corp.	3.004%	12/20/23	6,882	7,006
	Bank of America Corp.	4.125%	1/22/24	1,400	1,494
4	Bank of America Corp.	3.550%	3/5/24	2,820	2,920
	Bank of America Corp.	4.000%	4/1/24	1,596	1,703
4	Bank of America Corp.	3.864%	7/23/24	625	656
	Bank of America Corp.	4.200%	8/26/24	2,500	2,655

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Bank of America Corp.	4.000%	1/22/25	4,240	4,453
4	Bank of America Corp.	3.458%	3/15/25	2,000	2,072
	Bank of America Corp.	3.950%	4/21/25	1,500	1,572
4	Bank of America Corp.	3.093%	10/1/25	2,500	2,561
4	Bank of America Corp.	3.366%	1/23/26	1,300	1,340
	Bank of America Corp.	4.450%	3/3/26	1,650	1,777
	Bank of America Corp.	3.500%	4/19/26	830	868
	Bank of America Corp.	4.250%	10/22/26	1,700	1,815
4	Bank of America Corp.	3.559%	4/23/27	3,000	3,119
	Bank of America Corp.	3.248%	10/21/27	2,025	2,069
	Bank of America Corp.	4.183%	11/25/27	1,690	1,789
4	Bank of America Corp.	3.824%	1/20/28	2,450	2,589
4	Bank of America Corp.	3.705%	4/24/28	1,525	1,597
4	Bank of America Corp.	3.593%	7/21/28	1,500	1,559
	Bank of America Corp.	3.419%	12/20/28	5,357	5,515
4	Bank of America Corp.	3.970%	3/5/29	1,200	1,281
4	Bank of America Corp.	4.271%	7/23/29	4,500	4,892
4	Bank of America Corp.	3.974%	2/7/30	500	534
	Bank of America Corp.	6.110%	1/29/37	1,010	1,286
4	Bank of America Corp.	4.244%	4/24/38	2,525	2,748
	Bank of America Corp.	7.750%	5/14/38	2,075	3,060
4	Bank of America Corp.	4.078%	4/23/40	3,000	3,191
	Bank of America Corp.	5.875%	2/7/42	1,350	1,792
	Bank of America Corp.	5.000%	1/21/44	1,950	2,362
	Bank of America Corp.	4.875%	4/1/44	550	657
	Bank of America Corp.	4.750%	4/21/45	350	398
4	Bank of America Corp.	4.443%	1/20/48	625	704
4	Bank of America Corp.	3.946%	1/23/49	1,175	1,235
4	Bank of America Corp.	4.330%	3/15/50	1,700	1,898
	Bank of America NA	6.000%	10/15/36	600	791
	Bank of Montreal	3.100%	7/13/20	850	856
	Bank of Montreal	3.100%	4/13/21	1,545	1,568
	Bank of Montreal	1.900%	8/27/21	1,500	1,489
	Bank of Montreal	2.900%	3/26/22	2,350	2,387
	Bank of Montreal	2.350%	9/11/22	137	137
	Bank of Montreal	2.550%	11/6/22	313	315
	Bank of Montreal	3.300%	2/5/24	1,000	1,037
	Bank of Montreal	2.500%	6/28/24	800	800
4	Bank of Montreal	4.338%	10/5/28	400	418
4	Bank of Montreal	3.803%	12/15/32	2,400	2,431
	Bank of New York Mellon Corp.	2.600%	8/17/20	375	377
	Bank of New York Mellon Corp.	2.450%	11/27/20	750	753
	Bank of New York Mellon Corp.	2.050%	5/3/21	2,000	1,995
	Bank of New York Mellon Corp.	3.550%	9/23/21	125	128
	Bank of New York Mellon Corp.	2.600%	2/7/22	1,375	1,389
	Bank of New York Mellon Corp.	2.950%	1/29/23	850	867
	Bank of New York Mellon Corp.	3.500%	4/28/23	625	650
4	Bank of New York Mellon Corp.	2.661%	5/16/23	1,275	1,284
	Bank of New York Mellon Corp.	3.450%	8/11/23	525	547
	Bank of New York Mellon Corp.	2.200%	8/16/23	825	822
	Bank of New York Mellon Corp.	3.650%	2/4/24	150	158
	Bank of New York Mellon Corp.	3.250%	9/11/24	600	621
	Bank of New York Mellon Corp.	2.800%	5/4/26	1,200	1,210
	Bank of New York Mellon Corp.	2.450%	8/17/26	500	494
	Bank of New York Mellon Corp.	3.250%	5/16/27	1,500	1,552
	Bank of New York Mellon Corp.	3.400%	1/29/28	600	629
4	Bank of New York Mellon Corp.	3.442%	2/7/28	1,200	1,246
	Bank of New York Mellon Corp.	3.000%	10/30/28	1,000	1,010
	Bank of New York Mellon Corp.	3.300%	8/23/29	500	518
	Bank of Nova Scotia	2.150%	7/14/20	1,200	1,199
	Bank of Nova Scotia	2.350%	10/21/20	250	250
	Bank of Nova Scotia	4.375%	1/13/21	105	108
	Bank of Nova Scotia	2.800%	7/21/21	1,375	1,390
	Bank of Nova Scotia	2.700%	3/7/22	3,000	3,037

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Bank of Nova Scotia	3.400%	2/11/24	500	520
	Bank of Nova Scotia	4.500%	12/16/25	1,250	1,347
	Barclays Bank plc	5.140%	10/14/20	105	108
	Barclays Bank plc	2.650%	1/11/21	1,000	1,000
	Barclays plc	3.250%	1/12/21	1,000	1,008
	Barclays plc	3.200%	8/10/21	850	856
	Barclays plc	3.684%	1/10/23	950	963
4	Barclays plc	4.610%	2/15/23	1,000	1,036
4	Barclays plc	4.338%	5/16/24	1,000	1,028
	Barclays plc	3.650%	3/16/25	3,000	3,014
4	Barclays plc	3.932%	5/7/25	800	814
	Barclays plc	4.375%	1/12/26	1,200	1,242
	Barclays plc	4.337%	1/10/28	1,000	1,022
4	Barclays plc	4.972%	5/16/29	1,200	1,275
	Barclays plc	5.250%	8/17/45	450	491
	Barclays plc	4.950%	1/10/47	1,000	1,057
	BB&T Corp.	2.150%	2/1/21	550	549
	BB&T Corp.	2.050%	5/10/21	800	796
	BB&T Corp.	3.200%	9/3/21	750	763
	BB&T Corp.	2.750%	4/1/22	750	758
	BB&T Corp.	3.050%	6/20/22	1,000	1,021
	BB&T Corp.	3.750%	12/6/23	900	953
	BB&T Corp.	2.850%	10/26/24	475	485
	BB&T Corp.	3.700%	6/5/25	850	905
	BB&T Corp.	3.875%	3/19/29	600	641
	BNP Paribas SA	5.000%	1/15/21	2,810	2,922
	BNP Paribas SA	3.250%	3/3/23	675	697
	BNP Paribas SA	4.250%	10/15/24	500	523
	BPCE SA	2.650%	2/3/21	825	829
	BPCE SA	2.750%	12/2/21	500	504
7	BPCE SA	3.000%	5/22/22	1,000	1,006
	BPCE SA	4.000%	4/15/24	1,200	1,275
	BPCE SA	3.375%	12/2/26	250	257
	Branch Banking & Trust Co.	2.625%	1/15/22	1,000	1,005
	Branch Banking & Trust Co.	3.625%	9/16/25	2,600	2,728
	Branch Banking & Trust Co.	3.800%	10/30/26	400	426
	Canadian Imperial Bank of Commerce	2.100%	10/5/20	1,000	999
	Canadian Imperial Bank of Commerce	2.700%	2/2/21	500	504
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	1,700	1,715
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	1,000	1,044
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	800	818
	Capital One Bank USA NA	3.375%	2/15/23	1,140	1,160
	Capital One Financial Corp.	2.400%	10/30/20	500	500
	Capital One Financial Corp.	4.750%	7/15/21	280	293
	Capital One Financial Corp.	3.050%	3/9/22	675	686
	Capital One Financial Corp.	3.200%	1/30/23	2,000	2,050
	Capital One Financial Corp.	3.500%	6/15/23	82	85
	Capital One Financial Corp.	3.900%	1/29/24	250	262
	Capital One Financial Corp.	3.750%	4/24/24	2,575	2,701
	Capital One Financial Corp.	3.300%	10/30/24	1,050	1,076
	Capital One Financial Corp.	4.200%	10/29/25	500	525
	Capital One Financial Corp.	3.750%	7/28/26	250	254
	Capital One Financial Corp.	3.750%	3/9/27	1,075	1,107
	Capital One Financial Corp.	3.800%	1/31/28	2,000	2,066
	Capital One NA	2.950%	7/23/21	510	515
	Capital One NA	2.250%	9/13/21	675	672
	Capital One NA	2.650%	8/8/22	2,550	2,563
	Citibank NA	2.125%	10/20/20	3,200	3,193
	Citibank NA	2.850%	2/12/21	830	836
	Citibank NA	3.400%	7/23/21	1,000	1,020
4	Citibank NA	3.165%	2/19/22	2,500	2,530
4	Citibank NA	2.844%	5/20/22	2,500	2,515
	Citigroup Inc.	5.375%	8/9/20	470	485
	Citigroup Inc.	2.650%	10/26/20	3,000	3,011

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Citigroup Inc.	2.700%	3/30/21	2,500	2,512
	Citigroup Inc.	2.350%	8/2/21	600	599
	Citigroup Inc.	2.900%	12/8/21	2,000	2,019
	Citigroup Inc.	4.500%	1/14/22	2,000	2,102
	Citigroup Inc.	2.750%	4/25/22	1,125	1,136
	Citigroup Inc.	4.050%	7/30/22	2,225	2,313
	Citigroup Inc.	2.700%	10/27/22	1,550	1,560
4	Citigroup Inc.	3.142%	1/24/23	2,000	2,033
	Citigroup Inc.	3.500%	5/15/23	450	462
	Citigroup Inc.	3.875%	10/25/23	1,725	1,820
	Citigroup Inc.	3.750%	6/16/24	2,975	3,133
	Citigroup Inc.	4.000%	8/5/24	725	761
	Citigroup Inc.	3.875%	3/26/25	1,100	1,145
4	Citigroup Inc.	3.352%	4/24/25	3,000	3,081
	Citigroup Inc.	3.300%	4/27/25	425	438
	Citigroup Inc.	4.400%	6/10/25	1,975	2,109
	Citigroup Inc.	5.500%	9/13/25	1,000	1,128
	Citigroup Inc.	3.700%	1/12/26	400	420
	Citigroup Inc.	4.600%	3/9/26	975	1,054
	Citigroup Inc.	3.400%	5/1/26	1,200	1,237
	Citigroup Inc.	3.200%	10/21/26	2,425	2,468
	Citigroup Inc.	4.300%	11/20/26	775	819
	Citigroup Inc.	4.450%	9/29/27	2,900	3,113
4	Citigroup Inc.	3.887%	1/10/28	2,275	2,400
	Citigroup Inc.	6.625%	1/15/28	800	988
4	Citigroup Inc.	3.668%	7/24/28	1,775	1,849
	Citigroup Inc.	4.125%	7/25/28	975	1,027
4	Citigroup Inc.	3.520%	10/27/28	3,760	3,868
4	Citigroup Inc.	4.075%	4/23/29	550	589
4	Citigroup Inc.	3.980%	3/20/30	2,000	2,130
	Citigroup Inc.	5.875%	2/22/33	200	241
	Citigroup Inc.	6.000%	10/31/33	525	646
	Citigroup Inc.	6.125%	8/25/36	1,699	2,095
4	Citigroup Inc.	3.878%	1/24/39	1,100	1,143
	Citigroup Inc.	8.125%	7/15/39	1,099	1,749
	Citigroup Inc.	5.875%	1/30/42	800	1,051
	Citigroup Inc.	5.300%	5/6/44	750	897
	Citigroup Inc.	4.650%	7/30/45	1,000	1,144
	Citigroup Inc.	4.750%	5/18/46	2,550	2,866
	Citigroup Inc.	4.650%	7/23/48	2,230	2,573
	Citizens Bank NA	2.250%	10/30/20	600	599
	Citizens Bank NA	2.650%	5/26/22	600	603
	Citizens Bank NA	3.700%	3/29/23	250	260
	Citizens Bank NA	3.250%	2/14/22	400	407
	Citizens Bank NA	3.750%	2/18/26	500	525
	Citizens Financial Group Inc.	4.300%	12/3/25	400	423
	Comerica Bank	4.000%	7/27/25	200	211
	Comerica Inc.	3.700%	7/31/23	750	785
	Commonwealth Bank of Australia	2.400%	11/2/20	650	651
	Commonwealth Bank of Australia	2.550%	3/15/21	625	626
7	Commonwealth Bank of Australia	2.750%	3/10/22	2,000	2,020
	Compass Bank	3.500%	6/11/21	625	637
	Compass Bank	2.875%	6/29/22	1,550	1,565
	Cooperatieve Rabobank UA	4.500%	1/11/21	635	655
	Cooperatieve Rabobank UA	2.500%	1/19/21	1,775	1,779
	Cooperatieve Rabobank UA	2.750%	1/10/22	300	303
	Cooperatieve Rabobank UA	3.875%	2/8/22	2,075	2,157
	Cooperatieve Rabobank UA	3.950%	11/9/22	975	1,009
	Cooperatieve Rabobank UA	4.625%	12/1/23	2,675	2,852
	Cooperatieve Rabobank UA	3.375%	5/21/25	1,025	1,072
	Cooperatieve Rabobank UA	4.375%	8/4/25	750	800
	Cooperatieve Rabobank UA	3.750%	7/21/26	1,500	1,529
	Cooperatieve Rabobank UA	5.250%	5/24/41	335	430
	Cooperatieve Rabobank UA	5.750%	12/1/43	700	887

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Cooperatieve Rabobank UA	5.250%	8/4/45	1,950	2,341
	Credit Suisse AG	3.000%	10/29/21	800	812
	Credit Suisse AG	3.625%	9/9/24	2,325	2,446
7	Credit Suisse Group AG	3.574%	1/9/23	1,500	1,528
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	800	806
	Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	2,630	2,665
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	4,000	4,144
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	2,085	2,162
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	1,500	1,559
	Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	1,300	1,413
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	950	1,106
	Credit Suisse USA Inc.	7.125%	7/15/32	465	659
	Deutsche Bank AG	2.700%	7/13/20	1,400	1,390
	Deutsche Bank AG	2.950%	8/20/20	400	398
	Deutsche Bank AG	3.125%	1/13/21	325	322
	Deutsche Bank AG	3.150%	1/22/21	1,500	1,490
	Deutsche Bank AG	3.375%	5/12/21	650	647
	Deutsche Bank AG	4.250%	10/14/21	3,000	3,037
	Deutsche Bank AG	3.300%	11/16/22	2,500	2,452
	Deutsche Bank AG	3.950%	2/27/23	1,300	1,301
	Deutsche Bank AG	4.100%	1/13/26	400	393
	Deutsche Bank AG	3.700%	5/30/24	1,775	1,739
	Discover Bank	3.200%	8/9/21	350	355
	Discover Bank	3.350%	2/6/23	600	612
	Discover Bank	4.250%	3/13/26	1,125	1,192
	Discover Bank	3.450%	7/27/26	500	508
4	Discover Bank	4.682%	8/9/28	425	439
	Discover Bank	4.650%	9/13/28	1,000	1,091
	Discover Financial Services	3.850%	11/21/22	225	235
	Discover Financial Services	3.950%	11/6/24	400	421
	Discover Financial Services	3.750%	3/4/25	375	388
	Discover Financial Services	4.500%	1/30/26	1,000	1,070
	Discover Financial Services	4.100%	2/9/27	1,175	1,220
	Fifth Third Bancorp	3.500%	3/15/22	950	976
	Fifth Third Bancorp	4.300%	1/16/24	475	506
	Fifth Third Bancorp	3.650%	1/25/24	500	525
	Fifth Third Bancorp	3.950%	3/14/28	300	323
	Fifth Third Bancorp	8.250%	3/1/38	710	1,048
	Fifth Third Bank	2.250%	6/14/21	500	500
	Fifth Third Bank	2.875%	10/1/21	1,435	1,451
	Fifth Third Bank	3.850%	3/15/26	1,500	1,579
	Fifth Third Bank	3.350%	7/26/21	625	638
	Fifth Third Bank	3.950%	7/28/25	625	672
	First Horizon National Corp.	3.500%	12/15/20	425	430
	First Republic Bank	2.500%	6/6/22	1,400	1,400
	First Republic Bank	4.375%	8/1/46	200	204
	First Republic Bank	4.625%	2/13/47	375	400
	FirstMerit Bank NA	4.270%	11/25/26	450	470
	Goldman Sachs Capital I	6.345%	2/15/34	975	1,219
	Goldman Sachs Group Inc.	2.750%	9/15/20	975	979
	Goldman Sachs Group Inc.	2.875%	2/25/21	1,275	1,283
	Goldman Sachs Group Inc.	2.625%	4/25/21	500	502
	Goldman Sachs Group Inc.	5.250%	7/27/21	1,825	1,928
	Goldman Sachs Group Inc.	2.350%	11/15/21	2,000	1,996
	Goldman Sachs Group Inc.	5.750%	1/24/22	2,375	2,557
	Goldman Sachs Group Inc.	3.000%	4/26/22	3,450	3,480
4	Goldman Sachs Group Inc.	2.876%	10/31/22	2,547	2,560
	Goldman Sachs Group Inc.	3.625%	1/22/23	1,825	1,892
	Goldman Sachs Group Inc.	3.200%	2/23/23	2,705	2,765
4	Goldman Sachs Group Inc.	2.908%	6/5/23	3,650	3,684
4	Goldman Sachs Group Inc.	2.905%	7/24/23	2,726	2,751
	Goldman Sachs Group Inc.	3.625%	2/20/24	5,000	5,209
	Goldman Sachs Group Inc.	4.000%	3/3/24	1,900	2,013
	Goldman Sachs Group Inc.	3.850%	7/8/24	1,145	1,199

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Goldman Sachs Group Inc.	3.500%	1/23/25	1,050	1,082
	Goldman Sachs Group Inc.	3.750%	5/22/25	1,000	1,044
4	Goldman Sachs Group Inc.	3.272%	9/29/25	2,100	2,143
	Goldman Sachs Group Inc.	3.750%	2/25/26	2,450	2,554
	Goldman Sachs Group Inc.	3.500%	11/16/26	2,665	2,727
	Goldman Sachs Group Inc.	5.950%	1/15/27	1,030	1,202
	Goldman Sachs Group Inc.	3.850%	1/26/27	1,100	1,148
4	Goldman Sachs Group Inc.	3.691%	6/5/28	2,000	2,059
4	Goldman Sachs Group Inc.	3.814%	4/23/29	1,000	1,038
4	Goldman Sachs Group Inc.	4.223%	5/1/29	2,850	3,045
	Goldman Sachs Group Inc.	6.450%	5/1/36	975	1,224
	Goldman Sachs Group Inc.	6.750%	10/1/37	3,620	4,705
4	Goldman Sachs Group Inc.	4.017%	10/31/38	2,000	2,052
4	Goldman Sachs Group Inc.	4.411%	4/23/39	2,550	2,757
	Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,793
	Goldman Sachs Group Inc.	4.800%	7/8/44	1,625	1,873
	Goldman Sachs Group Inc.	5.150%	5/22/45	3,475	3,968
	Goldman Sachs Group Inc.	4.750%	10/21/45	350	402
	HSBC Bank USA NA	4.875%	8/24/20	950	975
	HSBC Bank USA NA	5.875%	11/1/34	675	849
	HSBC Bank USA NA	5.625%	8/15/35	625	754
	HSBC Bank USA NA	7.000%	1/15/39	650	915
	HSBC Holdings plc	3.400%	3/8/21	2,151	2,182
	HSBC Holdings plc	5.100%	4/5/21	1,560	1,630
	HSBC Holdings plc	2.950%	5/25/21	1,959	1,976
	HSBC Holdings plc	2.650%	1/5/22	2,000	2,007
	HSBC Holdings plc	4.875%	1/14/22	160	169
	HSBC Holdings plc	4.000%	3/30/22	765	796
4	HSBC Holdings plc	3.262%	3/13/23	3,100	3,152
	HSBC Holdings plc	3.600%	5/25/23	1,300	1,351
4	HSBC Holdings plc	3.033%	11/22/23	1,050	1,058
	HSBC Holdings plc	4.250%	3/14/24	1,000	1,055
4	HSBC Holdings plc	3.950%	5/18/24	2,500	2,603
4	HSBC Holdings plc	3.803%	3/11/25	4,225	4,382
	HSBC Holdings plc	4.250%	8/18/25	750	788
	HSBC Holdings plc	4.300%	3/8/26	4,070	4,343
	HSBC Holdings plc	3.900%	5/25/26	1,950	2,035
4	HSBC Holdings plc	4.292%	9/12/26	3,500	3,718
	HSBC Holdings plc	4.375%	11/23/26	1,000	1,053
4	HSBC Holdings plc	4.041%	3/13/28	1,000	1,047
4	HSBC Holdings plc	4.583%	6/19/29	2,300	2,511
4	HSBC Holdings plc	3.973%	5/22/30	1,000	1,045
	HSBC Holdings plc	7.625%	5/17/32	400	557
	HSBC Holdings plc	7.350%	11/27/32	400	543
	HSBC Holdings plc	6.500%	5/2/36	2,485	3,214
	HSBC Holdings plc	6.500%	9/15/37	660	860
	HSBC Holdings plc	6.800%	6/1/38	1,450	1,953
	HSBC Holdings plc	6.100%	1/14/42	200	273
	HSBC Holdings plc	5.250%	3/14/44	3,500	4,088
	HSBC USA Inc.	2.750%	8/7/20	500	502
	HSBC USA Inc.	5.000%	9/27/20	645	664
	HSBC USA Inc.	3.500%	6/23/24	600	623
	Huntington Bancshares Inc.	7.000%	12/15/20	450	479
	Huntington Bancshares Inc.	3.150%	3/14/21	650	658
	Huntington Bancshares Inc.	2.300%	1/14/22	325	325
	Huntington Bancshares Inc.	4.000%	5/15/25	400	427
	Huntington National Bank	2.875%	8/20/20	800	804
	Huntington National Bank	3.250%	5/14/21	1,050	1,067
	Huntington National Bank	3.125%	4/1/22	400	408
	Huntington National Bank	2.500%	8/7/22	600	603
	Huntington National Bank	3.550%	10/6/23	650	680
	ING Groep NV	3.150%	3/29/22	700	713
	ING Groep NV	4.100%	10/2/23	1,500	1,584
	ING Groep NV	3.550%	4/9/24	400	412

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	ING Groep NV	3.950%	3/29/27	1,300	1,361
	ING Groep NV	4.550%	10/2/28	1,000	1,100
	ING Groep NV	4.050%	4/9/29	610	648
	JPMorgan Chase & Co.	4.400%	7/22/20	1,130	1,155
	JPMorgan Chase & Co.	4.250%	10/15/20	1,175	1,204
	JPMorgan Chase & Co.	2.550%	10/29/20	2,135	2,140
	JPMorgan Chase & Co.	2.550%	3/1/21	800	801
	JPMorgan Chase & Co.	4.625%	5/10/21	835	868
	JPMorgan Chase & Co.	2.400%	6/7/21	975	977
	JPMorgan Chase & Co.	2.295%	8/15/21	1,925	1,922
	JPMorgan Chase & Co.	4.350%	8/15/21	1,005	1,045
	JPMorgan Chase & Co.	4.500%	1/24/22	2,675	2,818
4	JPMorgan Chase & Co.	3.514%	6/18/22	800	817
	JPMorgan Chase & Co.	3.250%	9/23/22	2,425	2,489
	JPMorgan Chase & Co.	2.972%	1/15/23	650	658
	JPMorgan Chase & Co.	3.200%	1/25/23	5,375	5,513
4	JPMorgan Chase & Co.	2.776%	4/25/23	1,500	1,514
	JPMorgan Chase & Co.	3.375%	5/1/23	3,425	3,518
	JPMorgan Chase & Co.	2.700%	5/18/23	2,000	2,019
	JPMorgan Chase & Co.	3.875%	2/1/24	1,575	1,671
4	JPMorgan Chase & Co.	3.559%	4/23/24	2,500	2,594
	JPMorgan Chase & Co.	3.625%	5/13/24	955	1,005
4	JPMorgan Chase & Co.	3.797%	7/23/24	725	760
	JPMorgan Chase & Co.	3.875%	9/10/24	5,200	5,459
4	JPMorgan Chase & Co.	4.023%	12/5/24	1,000	1,060
	JPMorgan Chase & Co.	3.125%	1/23/25	1,600	1,645
4	JPMorgan Chase & Co.	3.220%	3/1/25	1,480	1,520
	JPMorgan Chase & Co.	3.900%	7/15/25	2,125	2,268
	JPMorgan Chase & Co.	3.300%	4/1/26	2,550	2,639
	JPMorgan Chase & Co.	3.200%	6/15/26	1,125	1,158
	JPMorgan Chase & Co.	2.950%	10/1/26	3,950	3,996
	JPMorgan Chase & Co.	4.125%	12/15/26	1,650	1,760
4	JPMorgan Chase & Co.	3.960%	1/29/27	1,600	1,707
	JPMorgan Chase & Co.	3.625%	12/1/27	1,000	1,030
4	JPMorgan Chase & Co.	3.782%	2/1/28	3,521	3,719
4	JPMorgan Chase & Co.	3.540%	5/1/28	1,775	1,847
4	JPMorgan Chase & Co.	3.509%	1/23/29	1,825	1,892
4	JPMorgan Chase & Co.	4.005%	4/23/29	1,700	1,824
4	JPMorgan Chase & Co.	4.203%	7/23/29	750	819
4	JPMorgan Chase & Co.	4.452%	12/5/29	2,200	2,439
4	JPMorgan Chase & Co.	3.702%	5/6/30	1,600	1,681
	JPMorgan Chase & Co.	6.400%	5/15/38	3,010	4,147
4	JPMorgan Chase & Co.	3.882%	7/24/38	3,230	3,368
	JPMorgan Chase & Co.	5.500%	10/15/40	1,875	2,374
	JPMorgan Chase & Co.	5.600%	7/15/41	850	1,098
	JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,519
	JPMorgan Chase & Co.	5.625%	8/16/43	2,900	3,696
	JPMorgan Chase & Co.	4.950%	6/1/45	250	295
4	JPMorgan Chase & Co.	4.260%	2/22/48	1,275	1,403
4	JPMorgan Chase & Co.	4.032%	7/24/48	1,375	1,474
4	JPMorgan Chase & Co.	3.964%	11/15/48	3,500	3,675
	KeyBank NA	3.350%	6/15/21	325	332
	KeyBank NA	2.500%	11/22/21	300	301
	KeyBank NA	2.400%	6/9/22	1,000	1,003
	KeyBank NA	2.300%	9/14/22	500	500
	KeyBank NA	3.375%	3/7/23	500	518
	KeyBank NA	3.300%	6/1/25	500	522
4	KeyBank NA	3.180%	10/15/27	250	254
	KeyCorp	5.100%	3/24/21	1,310	1,370
	KeyCorp	4.150%	10/29/25	850	919
	KeyCorp	4.100%	4/30/28	1,400	1,521
	Lloyds Bank plc	6.375%	1/21/21	1,875	1,983
	Lloyds Bank plc	3.300%	5/7/21	800	812
	Lloyds Banking Group plc	3.000%	1/11/22	1,000	1,007

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Lloyds Banking Group plc	4.050%	8/16/23	3,300	3,444
4	Lloyds Banking Group plc	2.907%	11/7/23	1,200	1,197
	Lloyds Banking Group plc	3.900%	3/12/24	800	834
	Lloyds Banking Group plc	4.500%	11/4/24	1,000	1,041
	Lloyds Banking Group plc	4.450%	5/8/25	500	531
	Lloyds Banking Group plc	4.582%	12/10/25	3,050	3,175
	Lloyds Banking Group plc	4.650%	3/24/26	1,000	1,041
	Lloyds Banking Group plc	3.750%	1/11/27	1,000	1,017
	Lloyds Banking Group plc	4.375%	3/22/28	800	848
	Lloyds Banking Group plc	4.550%	8/16/28	800	861
4	Lloyds Banking Group plc	3.574%	11/7/28	1,000	998
	Lloyds Banking Group plc	5.300%	12/1/45	200	224
	Lloyds Banking Group plc	4.344%	1/9/48	2,000	1,942
	M&T Bank Corp.	3.550%	7/26/23	550	579
	Manufacturers & Traders Trust Co.	2.625%	1/25/21	500	504
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	1,425	1,453
	Manufacturers & Traders Trust Co.	3.400%	8/17/27	250	263
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	1,466	1,478
	Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	600	613
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	1,750	1,739
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	750	759
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	800	816
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	1,000	1,004
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	1,000	1,028
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	1,500	1,570
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	200	199
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	1,200	1,245
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	1,000	1,055
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	1,800	1,914
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	700	698
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	3,300	3,494
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	1,000	1,031
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	2,625	2,840
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	500	546
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	1,290	1,380
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	200	221
	Mizuho Financial Group Inc.	2.953%	2/28/22	500	505
	Mizuho Financial Group Inc.	3.549%	3/5/23	425	440
4	Mizuho Financial Group Inc.	3.922%	9/11/24	800	839
	Mizuho Financial Group Inc.	3.663%	2/28/27	250	263
	Mizuho Financial Group Inc.	4.018%	3/5/28	1,400	1,527
4	Mizuho Financial Group Inc.	4.254%	9/11/29	1,000	1,089
	Morgan Stanley	5.500%	7/24/20	650	671
	Morgan Stanley	5.750%	1/25/21	1,335	1,402
	Morgan Stanley	2.500%	4/21/21	1,950	1,953
	Morgan Stanley	5.500%	7/28/21	2,025	2,149
	Morgan Stanley	2.625%	11/17/21	200	201
	Morgan Stanley	2.750%	5/19/22	2,547	2,571
	Morgan Stanley	4.875%	11/1/22	1,575	1,685
	Morgan Stanley	3.125%	1/23/23	2,000	2,044
	Morgan Stanley	3.750%	2/25/23	4,000	4,174
	Morgan Stanley	4.100%	5/22/23	2,025	2,124
4	Morgan Stanley	3.737%	4/24/24	1,600	1,667
	Morgan Stanley	3.875%	4/29/24	2,700	2,860
	Morgan Stanley	3.700%	10/23/24	2,550	2,687
	Morgan Stanley	4.000%	7/23/25	1,900	2,032
	Morgan Stanley	5.000%	11/24/25	1,100	1,218
	Morgan Stanley	3.875%	1/27/26	1,800	1,911
	Morgan Stanley	3.125%	7/27/26	3,150	3,198
	Morgan Stanley	6.250%	8/9/26	975	1,172
	Morgan Stanley	4.350%	9/8/26	2,780	2,976
	Morgan Stanley	3.625%	1/20/27	2,135	2,230
	Morgan Stanley	3.950%	4/23/27	745	778
4	Morgan Stanley	3.591%	7/22/28	2,700	2,800

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Morgan Stanley	3.772%	1/24/29	575	604
4	Morgan Stanley	4.431%	1/23/30	3,500	3,862
	Morgan Stanley	7.250%	4/1/32	705	989
4	Morgan Stanley	3.971%	7/22/38	600	625
4	Morgan Stanley	4.457%	4/22/39	1,250	1,385
	Morgan Stanley	6.375%	7/24/42	2,400	3,356
	Morgan Stanley	4.300%	1/27/45	3,350	3,666
	Morgan Stanley	4.375%	1/22/47	750	834
	MUFG Americas Holdings Corp.	3.500%	6/18/22	275	283
	MUFG Americas Holdings Corp.	3.000%	2/10/25	280	283
	MUFG Union Bank NA	3.150%	4/1/22	3,000	3,065
	National Australia Bank Ltd.	2.625%	1/14/21	200	201
	National Australia Bank Ltd.	1.875%	7/12/21	900	891
	National Australia Bank Ltd.	3.375%	9/20/21	1,000	1,022
	National Australia Bank Ltd.	3.700%	11/4/21	500	516
	National Australia Bank Ltd.	2.800%	1/10/22	1,000	1,010
	National Australia Bank Ltd.	2.500%	5/22/22	1,800	1,811
	National Australia Bank Ltd.	3.000%	1/20/23	755	771
	National Australia Bank Ltd.	3.625%	6/20/23	250	261
	National Australia Bank Ltd.	3.375%	1/14/26	150	156
	National Australia Bank Ltd.	2.500%	7/12/26	950	934
	National Bank of Canada	2.200%	11/2/20	775	774
	Northern Trust Corp.	3.450%	11/4/20	300	305
	Northern Trust Corp.	2.375%	8/2/22	745	750
	Northern Trust Corp.	3.950%	10/30/25	600	647
	Northern Trust Corp.	3.650%	8/3/28	325	350
	Northern Trust Corp.	3.150%	5/3/29	500	516
4	Northern Trust Corp.	3.375%	5/8/32	275	278
	People’s United Bank NA	4.000%	7/15/24	275	284
	People’s United Financial Inc.	3.650%	12/6/22	413	425
	PNC Bank NA	2.600%	7/21/20	270	271
	PNC Bank NA	2.450%	11/5/20	800	802
	PNC Bank NA	2.150%	4/29/21	650	649
	PNC Bank NA	2.550%	12/9/21	2,400	2,416
	PNC Bank NA	2.625%	2/17/22	1,200	1,210
	PNC Bank NA	2.950%	1/30/23	1,100	1,121
	PNC Bank NA	3.800%	7/25/23	700	734
	PNC Bank NA	3.300%	10/30/24	350	364
	PNC Bank NA	2.950%	2/23/25	500	510
	PNC Bank NA	3.250%	6/1/25	825	854
	PNC Bank NA	4.200%	11/1/25	825	894
	PNC Bank NA	3.100%	10/25/27	250	257
	PNC Bank NA	3.250%	1/22/28	600	626
	PNC Bank NA	4.050%	7/26/28	1,000	1,087
	PNC Financial Services Group Inc.	2.854%	11/9/22	400	406
	PNC Financial Services Group Inc.	3.500%	1/23/24	200	210
	PNC Financial Services Group Inc.	3.900%	4/29/24	500	526
	PNC Financial Services Group Inc.	3.150%	5/19/27	700	720
	PNC Financial Services Group Inc.	3.450%	4/23/29	2,880	3,020
	PNC Funding Corp.	4.375%	8/11/20	800	817
	PNC Funding Corp.	3.300%	3/8/22	1,680	1,726
	Regions Bank	6.450%	6/26/37	500	632
4	Regions Bank	3.374%	8/13/21	525	529
	Regions Financial Corp.	3.200%	2/8/21	200	202
	Regions Financial Corp.	2.750%	8/14/22	775	779
	Regions Financial Corp.	3.800%	8/14/23	650	678
	Regions Financial Corp.	7.375%	12/10/37	500	684
	Royal Bank of Canada	2.150%	10/26/20	429	429
	Royal Bank of Canada	2.350%	10/30/20	1,271	1,273
	Royal Bank of Canada	2.500%	1/19/21	800	803
	Royal Bank of Canada	3.200%	4/30/21	2,700	2,747
	Royal Bank of Canada	2.750%	2/1/22	1,400	1,421
	Royal Bank of Canada	2.800%	4/29/22	1,000	1,012
	Royal Bank of Canada	3.700%	10/5/23	1,050	1,105

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Royal Bank of Canada	4.650%	1/27/26	750	815
	Royal Bank of Scotland Group plc	6.125%	12/15/22	600	645
4	Royal Bank of Scotland Group plc	3.498%	5/15/23	1,400	1,410
	Royal Bank of Scotland Group plc	6.100%	6/10/23	900	974
	Royal Bank of Scotland Group plc	3.875%	9/12/23	2,500	2,555
	Royal Bank of Scotland Group plc	6.000%	12/19/23	600	652
	Royal Bank of Scotland Group plc	5.125%	5/28/24	1,890	1,993
4	Royal Bank of Scotland Group plc	4.519%	6/25/24	1,000	1,040
4	Royal Bank of Scotland Group plc	4.269%	3/22/25	2,100	2,168
	Royal Bank of Scotland Group plc	4.800%	4/5/26	225	240
4	Royal Bank of Scotland Group plc	4.892%	5/18/29	2,000	2,134
4	Royal Bank of Scotland Group plc	5.076%	1/27/30	2,900	3,135
4	Royal Bank of Scotland Group plc	4.445%	5/8/30	1,550	1,603
	Santander Holdings USA Inc.	4.450%	12/3/21	500	520
	Santander Holdings USA Inc.	3.700%	3/28/22	4,350	4,446
	Santander Holdings USA Inc.	3.400%	1/18/23	850	861
	Santander Holdings USA Inc.	4.500%	7/17/25	500	530
	Santander Holdings USA Inc.	4.400%	7/13/27	900	938
	Santander UK Group Holdings plc	3.125%	1/8/21	1,775	1,783
	Santander UK Group Holdings plc	2.875%	8/5/21	825	826
	Santander UK Group Holdings plc	3.571%	1/10/23	700	711
4	Santander UK Group Holdings plc	3.823%	11/3/28	500	504
	Santander UK plc	2.125%	11/3/20	900	895
	Santander UK plc	3.400%	6/1/21	2,000	2,031
	Santander UK plc	4.000%	3/13/24	1,200	1,263
	Santander UK plc	2.875%	6/18/24	750	754
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	1,000	1,005
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	1,000	987
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	500	505
	State Street Corp.	4.375%	3/7/21	615	638
	State Street Corp.	1.950%	5/19/21	500	498
4	State Street Corp.	2.653%	5/15/23	2,000	2,018
	State Street Corp.	3.100%	5/15/23	550	564
4	State Street Corp.	3.776%	12/3/24	1,000	1,051
	State Street Corp.	3.300%	12/16/24	1,000	1,041
	State Street Corp.	3.550%	8/18/25	635	672
	State Street Corp.	2.650%	5/19/26	500	501
4	State Street Corp.	4.141%	12/3/29	800	883
	Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	300	300
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	325	333
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	75	79
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	725	768
	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	925	956
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	275	277
	Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	975	967
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	1,275	1,276
	Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	1,000	1,008
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	800	807
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	1,500	1,532
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	1,000	1,045
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	2,000	2,112
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	975	1,033
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	800	796
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	650	658
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	1,000	1,038
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	2,000	2,074
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	1,600	1,682
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	500	542
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	400	444
	SunTrust Bank	3.000%	2/2/23	450	458
	SunTrust Bank	2.750%	5/1/23	250	252
	SunTrust Bank	3.300%	5/15/26	725	737
	SunTrust Bank	2.800%	5/17/22	2,000	2,025
4	SunTrust Bank	3.502%	8/2/22	425	434

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	SunTrust Bank	3.200%	4/1/24	3,000	3,091
4	SunTrust Bank	3.689%	8/2/24	725	755
	SunTrust Banks Inc.	2.900%	3/3/21	300	303
	SunTrust Banks Inc.	2.700%	1/27/22	500	503
	SVB Financial Group	3.500%	1/29/25	225	229
	Svenska Handelsbanken AB	1.950%	9/8/20	1,000	997
	Svenska Handelsbanken AB	2.450%	3/30/21	650	652
	Svenska Handelsbanken AB	3.350%	5/24/21	2,000	2,037
	Svenska Handelsbanken AB	1.875%	9/7/21	925	915
	Synchrony Bank	3.650%	5/24/21	1,250	1,272
	Synchrony Bank	3.000%	6/15/22	350	352
	Synchrony Financial	3.750%	8/15/21	300	306
	Synchrony Financial	4.375%	3/19/24	500	523
	Synchrony Financial	4.250%	8/15/24	1,000	1,040
	Synchrony Financial	3.700%	8/4/26	500	496
	Synchrony Financial	3.950%	12/1/27	1,125	1,120
	Synovus Financial Corp.	3.125%	11/1/22	250	251
	Toronto-Dominion Bank	3.150%	9/17/20	1,500	1,516
	Toronto-Dominion Bank	2.500%	12/14/20	2,200	2,212
	Toronto-Dominion Bank	2.550%	1/25/21	3,000	3,014
	Toronto-Dominion Bank	2.125%	4/7/21	2,000	1,997
	Toronto-Dominion Bank	3.250%	6/11/21	500	510
	Toronto-Dominion Bank	1.800%	7/13/21	650	644
4	Toronto-Dominion Bank	3.625%	9/15/31	500	508
	UBS AG	4.875%	8/4/20	250	257
7	UBS AG	2.450%	12/1/20	820	822
	US Bancorp	2.350%	1/29/21	600	602
	US Bancorp	4.125%	5/24/21	915	946
	US Bancorp	2.625%	1/24/22	2,000	2,022
	US Bancorp	3.000%	3/15/22	575	587
	US Bancorp	2.950%	7/15/22	375	382
	US Bancorp	3.700%	1/30/24	650	688
	US Bancorp	3.375%	2/5/24	1,000	1,045
	US Bancorp	3.600%	9/11/24	150	158
	US Bancorp	3.950%	11/17/25	400	435
	US Bancorp	3.100%	4/27/26	1,500	1,530
	US Bancorp	3.150%	4/27/27	1,250	1,296
	US Bancorp	3.900%	4/26/28	700	771
	US Bank NA	3.050%	7/24/20	850	857
	US Bank NA	2.050%	10/23/20	550	549
	US Bank NA	2.850%	1/23/23	600	611
	US Bank NA	3.400%	7/24/23	850	886
	US Bank NA	2.800%	1/27/25	1,050	1,072
	US Bank NA	3.450%	11/16/21	300	308
	US Bank NA	2.650%	5/23/22	1,250	1,266
	Wachovia Corp.	6.605%	10/1/25	1,000	1,184
	Wachovia Corp.	7.500%	4/15/35	150	201
	Wachovia Corp.	5.500%	8/1/35	325	389
	Wachovia Corp.	6.550%	10/15/35	100	126
	Wells Fargo & Co.	2.600%	7/22/20	2,150	2,157
	Wells Fargo & Co.	2.550%	12/7/20	1,500	1,503
	Wells Fargo & Co.	3.000%	1/22/21	2,050	2,068
	Wells Fargo & Co.	4.600%	4/1/21	6,310	6,548
	Wells Fargo & Co.	2.100%	7/26/21	3,300	3,283
	Wells Fargo & Co.	3.500%	3/8/22	600	617
	Wells Fargo & Co.	2.625%	7/22/22	3,475	3,493
	Wells Fargo & Co.	3.069%	1/24/23	4,650	4,718
	Wells Fargo & Co.	3.450%	2/13/23	3,500	3,593
	Wells Fargo & Co.	4.125%	8/15/23	1,675	1,763
	Wells Fargo & Co.	3.750%	1/24/24	1,000	1,050
	Wells Fargo & Co.	3.000%	2/19/25	2,125	2,148
	Wells Fargo & Co.	3.550%	9/29/25	1,700	1,772
	Wells Fargo & Co.	3.000%	4/22/26	4,025	4,071
	Wells Fargo & Co.	4.100%	6/3/26	1,925	2,035

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Wells Fargo & Co.	3.000%	10/23/26	2,275	2,290
	Wells Fargo & Co.	4.300%	7/22/27	2,000	2,154
4	Wells Fargo & Co.	3.584%	5/22/28	1,350	1,409
	Wells Fargo & Co.	4.150%	1/24/29	700	762
	Wells Fargo & Co.	5.375%	11/2/43	1,550	1,866
	Wells Fargo & Co.	5.606%	1/15/44	1,900	2,370
	Wells Fargo & Co.	4.650%	11/4/44	2,175	2,405
	Wells Fargo & Co.	3.900%	5/1/45	650	697
	Wells Fargo & Co.	4.900%	11/17/45	1,300	1,505
	Wells Fargo & Co.	4.400%	6/14/46	1,375	1,487
	Wells Fargo & Co.	4.750%	12/7/46	3,175	3,612
	Wells Fargo Bank NA	2.600%	1/15/21	2,000	2,008
4	Wells Fargo Bank NA	3.325%	7/23/21	1,050	1,060
	Wells Fargo Bank NA	3.625%	10/22/21	2,000	2,055
4	Wells Fargo Bank NA	2.897%	5/27/22	900	908
	Wells Fargo Bank NA	3.550%	8/14/23	2,500	2,609
	Wells Fargo Bank NA	5.950%	8/26/36	550	702
	Wells Fargo Bank NA	5.850%	2/1/37	425	545
	Wells Fargo Bank NA	6.600%	1/15/38	605	840
4	Wells Fargo Capital X	5.950%	12/1/86	425	501
	Westpac Banking Corp.	2.600%	11/23/20	975	980
	Westpac Banking Corp.	2.100%	5/13/21	1,200	1,197
	Westpac Banking Corp.	2.000%	8/19/21	1,000	993
	Westpac Banking Corp.	2.500%	6/28/22	2,400	2,412
	Westpac Banking Corp.	2.750%	1/11/23	800	810
	Westpac Banking Corp.	3.650%	5/15/23	400	417
	Westpac Banking Corp.	3.300%	2/26/24	1,000	1,032
	Westpac Banking Corp.	2.850%	5/13/26	450	453
	Westpac Banking Corp.	2.700%	8/19/26	650	648
	Westpac Banking Corp.	3.350%	3/8/27	1,800	1,870
	Zions Bancorp NA	3.500%	8/27/21	950	970

	Brokerage (0.1%)
	Affiliated Managers Group Inc.	4.250%	2/15/24	350	371
	Affiliated Managers Group Inc.	3.500%	8/1/25	750	770
	Ameriprise Financial Inc.	3.000%	3/22/22	100	102
	Ameriprise Financial Inc.	4.000%	10/15/23	1,575	1,676
	Ameriprise Financial Inc.	3.700%	10/15/24	350	371
	BGC Partners Inc.	5.125%	5/27/21	200	205
	BlackRock Inc.	4.250%	5/24/21	475	494
	BlackRock Inc.	3.375%	6/1/22	700	725
	BlackRock Inc.	3.500%	3/18/24	1,000	1,062
	BlackRock Inc.	3.200%	3/15/27	600	626
	BlackRock Inc.	3.250%	4/30/29	500	523
	Brookfield Asset Management Inc.	4.000%	1/15/25	550	577
	Brookfield Finance Inc.	4.250%	6/2/26	150	158
	Brookfield Finance Inc.	3.900%	1/25/28	500	508
	Brookfield Finance Inc.	4.850%	3/29/29	600	654
	Brookfield Finance Inc.	4.700%	9/20/47	750	776
	Brookfield Finance LLC	4.000%	4/1/24	725	759
	Cboe Global Markets Inc.	3.650%	1/12/27	490	516
	Charles Schwab Corp.	3.250%	5/21/21	525	535
	Charles Schwab Corp.	3.225%	9/1/22	1,225	1,256
	Charles Schwab Corp.	2.650%	1/25/23	400	404
	Charles Schwab Corp.	3.550%	2/1/24	420	442
	Charles Schwab Corp.	3.850%	5/21/25	100	106
	Charles Schwab Corp.	3.200%	3/2/27	1,100	1,134
	Charles Schwab Corp.	3.200%	1/25/28	400	413
	Charles Schwab Corp.	4.000%	2/1/29	465	507
	Charles Schwab Corp.	3.250%	5/22/29	450	465
	CME Group Inc.	3.000%	9/15/22	875	896
	CME Group Inc.	3.000%	3/15/25	300	312
	CME Group Inc.	5.300%	9/15/43	720	920
	CME Group Inc.	4.150%	6/15/48	575	646

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
E*TRADE Financial Corp.	3.800%	8/24/27	325	326
E*TRADE Financial Corp.	4.500%	6/20/28	330	345
Eaton Vance Corp.	3.625%	6/15/23	275	286
Eaton Vance Corp.	3.500%	4/6/27	350	360
Franklin Resources Inc.	2.800%	9/15/22	575	584
Franklin Resources Inc.	2.850%	3/30/25	250	256
Intercontinental Exchange Inc.	2.750%	12/1/20	1,200	1,208
Intercontinental Exchange Inc.	3.450%	9/21/23	450	470
Intercontinental Exchange Inc.	4.000%	10/15/23	290	308
Intercontinental Exchange Inc.	3.750%	12/1/25	1,100	1,175
Intercontinental Exchange Inc.	3.100%	9/15/27	200	205
Intercontinental Exchange Inc.	3.750%	9/21/28	500	539
Intercontinental Exchange Inc.	4.250%	9/21/48	400	446
Invesco Finance plc	3.125%	11/30/22	500	511
Invesco Finance plc	4.000%	1/30/24	650	687
Invesco Finance plc	5.375%	11/30/43	900	1,017
Janus Capital Group Inc.	4.875%	8/1/25	250	267
Jefferies Financial Group Inc.	5.500%	10/18/23	475	512
Jefferies Group LLC	6.875%	4/15/21	620	664
Jefferies Group LLC	5.125%	1/20/23	500	538
Jefferies Group LLC	4.850%	1/15/27	1,100	1,138
Jefferies Group LLC	6.250%	1/15/36	320	345
Jefferies Group LLC	6.500%	1/20/43	350	375
Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	1/23/30	1,100	1,050
Lazard Group LLC	3.750%	2/13/25	100	104
Lazard Group LLC	3.625%	3/1/27	1,350	1,360
Lazard Group LLC	4.500%	9/19/28	425	452
Legg Mason Inc.	4.750%	3/15/26	425	454
Legg Mason Inc.	5.625%	1/15/44	450	488
Nasdaq Inc.	4.250%	6/1/24	125	134
Nasdaq Inc.	3.850%	6/30/26	675	709
Owl Rock Capital Corp.	5.250%	4/15/24	100	103
Raymond James Financial Inc.	3.625%	9/15/26	375	384
Raymond James Financial Inc.	4.950%	7/15/46	875	975
Stifel Financial Corp.	3.500%	12/1/20	125	127
Stifel Financial Corp.	4.250%	7/18/24	575	602
TD Ameritrade Holding Corp.	2.950%	4/1/22	850	863
TD Ameritrade Holding Corp.	3.625%	4/1/25	450	471
TD Ameritrade Holding Corp.	3.300%	4/1/27	700	719

Finance Companies (0.1%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	500	525
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	775	768
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.250%	7/1/20	650	660
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/30/20	826	846
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	5/15/21	780	804
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.000%	10/1/21	745	780
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	12/16/21	125	129
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.950%	2/1/22	675	694
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	5/26/22	1,150	1,170
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	7/1/22	475	498
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	650	656

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	1,000	1,001
	Air Lease Corp.	3.875%	4/1/21	1,875	1,915
	Air Lease Corp.	3.375%	6/1/21	25	25
	Air Lease Corp.	3.750%	2/1/22	3,150	3,234
	Air Lease Corp.	2.750%	1/15/23	400	399
	Air Lease Corp.	3.875%	7/3/23	425	441
	Air Lease Corp.	4.250%	2/1/24	550	580
	Air Lease Corp.	4.250%	9/15/24	75	80
	Air Lease Corp.	3.250%	3/1/25	400	402
	Air Lease Corp.	3.625%	4/1/27	200	201
	Air Lease Corp.	4.625%	10/1/28	300	319
	Aircastle Ltd.	4.400%	9/25/23	550	571
	Aircastle Ltd.	4.125%	5/1/24	1,625	1,663
	Aircastle Ltd.	4.250%	6/15/26	500	505
	Ares Capital Corp.	3.500%	2/10/23	600	597
	Ares Capital Corp.	4.200%	6/10/24	300	304
	Ares Capital Corp.	4.250%	3/1/25	800	808
	GATX Corp.	3.250%	3/30/25	375	374
	GATX Corp.	3.850%	3/30/27	250	255
	GATX Corp.	3.500%	3/15/28	200	200
	GATX Corp.	4.550%	11/7/28	600	645
	GATX Corp.	4.700%	4/1/29	275	303
	GATX Corp.	5.200%	3/15/44	150	165
	GATX Corp.	4.500%	3/30/45	150	150
	GE Capital International Funding Co. Unlimited Co.	2.342%	11/15/20	5,095	5,066
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	1,087	1,099
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	8,832	8,710
	International Lease Finance Corp.	8.250%	12/15/20	825	890
	International Lease Finance Corp.	4.625%	4/15/21	325	336
	International Lease Finance Corp.	8.625%	1/15/22	3,150	3,595
	International Lease Finance Corp.	5.875%	8/15/22	615	669
	Prospect Capital Corp.	5.875%	3/15/23	150	156
	Insurance (0.5%)
	ACE Capital Trust II	9.700%	4/1/30	75	106
	AEGON Funding Co. LLC	5.750%	12/15/20	524	549
4	Aegon NV	5.500%	4/11/48	585	609
	Aetna Inc.	4.125%	6/1/21	320	330
	Aetna Inc.	2.750%	11/15/22	650	653
	Aetna Inc.	2.800%	6/15/23	950	953
	Aetna Inc.	3.500%	11/15/24	495	510
	Aetna Inc.	6.625%	6/15/36	500	616
	Aetna Inc.	6.750%	12/15/37	350	438
	Aetna Inc.	4.500%	5/15/42	375	371
	Aetna Inc.	4.125%	11/15/42	325	306
	Aetna Inc.	3.875%	8/15/47	1,000	903
	Aflac Inc.	4.000%	2/15/22	325	340
	Aflac Inc.	3.625%	6/15/23	575	603
	Aflac Inc.	3.625%	11/15/24	580	613
	Aflac Inc.	3.250%	3/17/25	325	335
	Aflac Inc.	2.875%	10/15/26	600	601
	Aflac Inc.	4.000%	10/15/46	150	156
	Aflac Inc.	4.750%	1/15/49	325	380
	Alleghany Corp.	4.950%	6/27/22	425	455
	Alleghany Corp.	4.900%	9/15/44	300	327
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	350	357
	Allstate Corp.	3.150%	6/15/23	1,700	1,752
	Allstate Corp.	3.280%	12/15/26	400	417
	Allstate Corp.	5.550%	5/9/35	105	130
	Allstate Corp.	4.500%	6/15/43	725	820
	Allstate Corp.	4.200%	12/15/46	400	447
	Allstate Corp.	3.850%	8/10/49	200	210
4	Allstate Corp.	5.750%	8/15/53	90	94

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Allstate Corp.	6.500%	5/15/67	650	738
	Alterra Finance LLC	6.250%	9/30/20	95	99
	American Financial Group Inc.	3.500%	8/15/26	300	302
	American Financial Group Inc.	4.500%	6/15/47	500	500
	American International Group Inc.	3.375%	8/15/20	425	430
	American International Group Inc.	6.400%	12/15/20	570	602
	American International Group Inc.	3.300%	3/1/21	1,500	1,520
	American International Group Inc.	4.875%	6/1/22	1,425	1,526
	American International Group Inc.	4.125%	2/15/24	650	688
	American International Group Inc.	3.750%	7/10/25	950	993
	American International Group Inc.	3.900%	4/1/26	500	522
	American International Group Inc.	4.200%	4/1/28	750	800
	American International Group Inc.	4.250%	3/15/29	200	214
	American International Group Inc.	3.875%	1/15/35	800	801
	American International Group Inc.	4.700%	7/10/35	325	353
	American International Group Inc.	6.250%	5/1/36	600	740
	American International Group Inc.	4.500%	7/16/44	2,025	2,125
	American International Group Inc.	4.750%	4/1/48	1,200	1,320
4	American International Group Inc.	5.750%	4/1/48	525	531
	American International Group Inc.	4.375%	1/15/55	625	630
4	American International Group Inc.	8.175%	5/15/68	400	504
	Anthem Inc.	4.350%	8/15/20	450	460
	Anthem Inc.	2.500%	11/21/20	700	701
	Anthem Inc.	3.700%	8/15/21	495	507
	Anthem Inc.	3.125%	5/15/22	350	355
	Anthem Inc.	2.950%	12/1/22	600	609
	Anthem Inc.	3.300%	1/15/23	771	793
	Anthem Inc.	3.500%	8/15/24	975	1,010
	Anthem Inc.	3.350%	12/1/24	675	698
	Anthem Inc.	3.650%	12/1/27	1,250	1,296
	Anthem Inc.	4.101%	3/1/28	1,280	1,365
	Anthem Inc.	5.850%	1/15/36	300	363
	Anthem Inc.	6.375%	6/15/37	300	382
	Anthem Inc.	4.625%	5/15/42	1,275	1,387
	Anthem Inc.	4.650%	1/15/43	650	708
	Anthem Inc.	5.100%	1/15/44	400	461
	Anthem Inc.	4.650%	8/15/44	525	571
	Anthem Inc.	4.375%	12/1/47	1,175	1,244
	Anthem Inc.	4.550%	3/1/48	660	721
	Anthem Inc.	4.850%	8/15/54	175	186
	Aon Corp.	5.000%	9/30/20	990	1,022
	Aon Corp.	8.205%	1/1/27	150	184
	Aon Corp.	4.500%	12/15/28	600	660
	Aon Corp.	3.750%	5/2/29	380	396
	Aon Corp.	6.250%	9/30/40	150	191
	Aon plc	2.800%	3/15/21	350	352
	Aon plc	4.000%	11/27/23	100	105
	Aon plc	3.500%	6/14/24	425	442
	Aon plc	3.875%	12/15/25	475	507
	Aon plc	4.600%	6/14/44	625	681
	Aon plc	4.750%	5/15/45	425	466
	Arch Capital Finance LLC	4.011%	12/15/26	350	375
	Arch Capital Finance LLC	5.031%	12/15/46	100	119
	Arch Capital Group Ltd.	7.350%	5/1/34	500	699
	Arch Capital Group US Inc.	5.144%	11/1/43	275	326
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	1,985	2,099
	Assurant Inc.	4.000%	3/15/23	225	233
	Assurant Inc.	4.200%	9/27/23	200	208
	Assurant Inc.	4.900%	3/27/28	400	429
	Assurant Inc.	6.750%	2/15/34	550	655
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	375	409
	Athene Holding Ltd.	4.125%	1/12/28	835	841
	AXA Equitable Holdings Inc.	3.900%	4/20/23	400	416
	AXA Equitable Holdings Inc.	7.000%	4/1/28	600	714

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
AXA Equitable Holdings Inc.	4.350%	4/20/28	3,960	4,153
AXA Equitable Holdings Inc.	5.000%	4/20/48	1,500	1,538
AXA SA	8.600%	12/15/30	830	1,176
AXIS Specialty Finance LLC	3.900%	7/15/29	230	234
AXIS Specialty Finance plc	4.000%	12/6/27	1,500	1,541
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	425	429
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	480	496
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	800	822
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	171
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	400	454
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	550	616
Berkshire Hathaway Finance Corp.	4.200%	8/15/48	1,875	2,082
Berkshire Hathaway Finance Corp.	4.250%	1/15/49	2,300	2,576
Berkshire Hathaway Inc.	2.200%	3/15/21	1,000	1,003
Berkshire Hathaway Inc.	3.000%	2/11/23	225	232
Berkshire Hathaway Inc.	2.750%	3/15/23	1,675	1,701
Berkshire Hathaway Inc.	3.125%	3/15/26	1,975	2,043
Berkshire Hathaway Inc.	4.500%	2/11/43	1,325	1,525
Brighthouse Financial Inc.	3.700%	6/22/27	1,111	1,051
Brighthouse Financial Inc.	4.700%	6/22/47	700	582
Brown & Brown Inc.	4.200%	9/15/24	400	420
Brown & Brown Inc.	4.500%	3/15/29	275	290
Chubb Corp.	6.000%	5/11/37	375	504
Chubb INA Holdings Inc.	2.300%	11/3/20	1,250	1,250
Chubb INA Holdings Inc.	2.875%	11/3/22	1,085	1,105
Chubb INA Holdings Inc.	2.700%	3/13/23	350	356
Chubb INA Holdings Inc.	3.350%	5/15/24	275	289
Chubb INA Holdings Inc.	3.150%	3/15/25	700	729
Chubb INA Holdings Inc.	3.350%	5/3/26	2,200	2,300
Chubb INA Holdings Inc.	6.700%	5/15/36	180	255
Chubb INA Holdings Inc.	4.150%	3/13/43	225	251
Chubb INA Holdings Inc.	4.350%	11/3/45	1,300	1,508
Cigna Holding Co.	4.375%	12/15/20	150	154
Cigna Holding Co.	4.500%	3/15/21	385	396
Cigna Holding Co.	4.000%	2/15/22	290	299
Cigna Holding Co.	3.250%	4/15/25	1,175	1,193
Cigna Holding Co.	3.050%	10/15/27	1,110	1,096
Cigna Holding Co.	5.375%	2/15/42	190	216
Cigna Holding Co.	3.875%	10/15/47	775	722
Cincinnati Financial Corp.	6.920%	5/15/28	300	386
Cincinnati Financial Corp.	6.125%	11/1/34	275	348
CNA Financial Corp.	5.750%	8/15/21	175	187
CNA Financial Corp.	3.950%	5/15/24	1,100	1,160
CNA Financial Corp.	3.450%	8/15/27	400	406
CNA Financial Corp.	3.900%	5/1/29	300	314
Coventry Health Care Inc.	5.450%	6/15/21	890	934
Enstar Group Ltd.	4.500%	3/10/22	225	231
Enstar Group Ltd.	4.950%	6/1/29	400	405
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	319
Fairfax Financial Holdings Ltd.	4.850%	4/17/28	400	422
First American Financial Corp.	4.600%	11/15/24	350	371
Hanover Insurance Group Inc.	4.500%	4/15/26	500	529
Hartford Financial Services Group Inc.	5.125%	4/15/22	625	670
Hartford Financial Services Group Inc.	5.950%	10/15/36	25	31
Hartford Financial Services Group Inc.	6.100%	10/1/41	600	758
Hartford Financial Services Group Inc.	4.300%	4/15/43	500	529
Humana Inc.	3.150%	12/1/22	400	408
Humana Inc.	2.900%	12/15/22	600	608
Humana Inc.	3.850%	10/1/24	450	469
Humana Inc.	3.950%	3/15/27	950	989
Humana Inc.	4.625%	12/1/42	375	395
Humana Inc.	4.950%	10/1/44	400	442
Humana Inc.	4.800%	3/15/47	200	220
Kemper Corp.	4.350%	2/15/25	150	157

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Lincoln National Corp.	4.200%	3/15/22	440	460
	Lincoln National Corp.	4.000%	9/1/23	225	238
	Lincoln National Corp.	3.350%	3/9/25	300	308
	Lincoln National Corp.	3.625%	12/12/26	250	260
	Lincoln National Corp.	3.800%	3/1/28	850	892
	Lincoln National Corp.	6.150%	4/7/36	24	30
	Lincoln National Corp.	6.300%	10/9/37	1,025	1,300
	Loews Corp.	2.625%	5/15/23	425	428
	Loews Corp.	3.750%	4/1/26	750	796
	Loews Corp.	6.000%	2/1/35	250	314
	Loews Corp.	4.125%	5/15/43	275	284
	Manulife Financial Corp.	4.900%	9/17/20	475	488
	Manulife Financial Corp.	4.150%	3/4/26	575	619
4	Manulife Financial Corp.	4.061%	2/24/32	760	775
	Manulife Financial Corp.	5.375%	3/4/46	850	1,043
	Markel Corp.	4.900%	7/1/22	575	612
	Markel Corp.	3.500%	11/1/27	200	197
	Markel Corp.	5.000%	4/5/46	350	374
	Markel Corp.	4.300%	11/1/47	200	194
	Markel Corp.	5.000%	5/20/49	200	216
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	420	438
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	375	378
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	222	228
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	350	368
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	1,650	1,748
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	425	441
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	375	397
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	825	909
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,050	1,315
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	100	114
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	200	216
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	1,650	1,967
	Mercury General Corp.	4.400%	3/15/27	325	332
	MetLife Inc.	3.048%	12/15/22	484	491
	MetLife Inc.	4.368%	9/15/23	500	540
	MetLife Inc.	3.600%	4/10/24	750	795
	MetLife Inc.	3.000%	3/1/25	500	513
	MetLife Inc.	6.500%	12/15/32	250	339
	MetLife Inc.	6.375%	6/15/34	505	693
	MetLife Inc.	5.700%	6/15/35	675	861
	MetLife Inc.	5.875%	2/6/41	440	577
	MetLife Inc.	4.125%	8/13/42	525	565
	MetLife Inc.	4.875%	11/13/43	750	885
	MetLife Inc.	4.721%	12/15/44	1,150	1,321
	MetLife Inc.	4.050%	3/1/45	1,000	1,070
	MetLife Inc.	4.600%	5/13/46	80	92
4	MetLife Inc.	6.400%	12/15/66	1,505	1,716
	Old Republic International Corp.	4.875%	10/1/24	350	379
	Old Republic International Corp.	3.875%	8/26/26	425	436
	PartnerRe Finance B LLC	5.500%	6/1/20	1,050	1,080
	PartnerRe Finance B LLC	3.700%	7/2/29	400	405
	Principal Financial Group Inc.	3.125%	5/15/23	200	203
	Principal Financial Group Inc.	3.400%	5/15/25	300	312
	Principal Financial Group Inc.	3.100%	11/15/26	300	301
	Principal Financial Group Inc.	3.700%	5/15/29	500	522
	Principal Financial Group Inc.	4.350%	5/15/43	125	133
	Principal Financial Group Inc.	4.300%	11/15/46	350	369
	Progressive Corp.	3.750%	8/23/21	445	459
	Progressive Corp.	2.450%	1/15/27	350	344
	Progressive Corp.	6.625%	3/1/29	150	193
	Progressive Corp.	3.700%	1/26/45	250	258
	Progressive Corp.	4.125%	4/15/47	1,500	1,649
	Progressive Corp.	4.200%	3/15/48	550	614
	Prudential Financial Inc.	4.500%	11/15/20	75	77

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Prudential Financial Inc.	3.500%	5/15/24	450	474
	Prudential Financial Inc.	5.750%	7/15/33	395	487
	Prudential Financial Inc.	5.700%	12/14/36	505	631
	Prudential Financial Inc.	6.625%	12/1/37	300	409
	Prudential Financial Inc.	6.625%	6/21/40	250	348
4	Prudential Financial Inc.	5.875%	9/15/42	1,675	1,784
4	Prudential Financial Inc.	5.625%	6/15/43	1,275	1,347
	Prudential Financial Inc.	5.100%	8/15/43	225	255
	Prudential Financial Inc.	4.600%	5/15/44	1,100	1,251
4	Prudential Financial Inc.	5.375%	5/15/45	650	677
	Prudential Financial Inc.	3.905%	12/7/47	1,282	1,328
4	Prudential Financial Inc.	5.700%	9/15/48	1,150	1,238
	Prudential Financial Inc.	3.935%	12/7/49	385	401
	Prudential Financial Inc.	4.350%	2/25/50	765	850
	Reinsurance Group of America Inc.	5.000%	6/1/21	1,200	1,254
	Reinsurance Group of America Inc.	4.700%	9/15/23	250	270
	Reinsurance Group of America Inc.	3.950%	9/15/26	100	104
	Reinsurance Group of America Inc.	3.900%	5/15/29	300	311
	RenaissanceRe Finance Inc.	3.450%	7/1/27	225	228
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	200	205
	Selective Insurance Group Inc.	5.375%	3/1/49	250	276
	Sompo International Holdings Ltd.	4.700%	10/15/22	350	369
	Swiss Re Solutions Holding Corp.	7.000%	2/15/26	250	306
	Torchmark Corp.	3.800%	9/15/22	200	206
	Torchmark Corp.	4.550%	9/15/28	385	420
	Transatlantic Holdings Inc.	8.000%	11/30/39	625	895
	Travelers Cos. Inc.	3.900%	11/1/20	330	337
	Travelers Cos. Inc.	6.750%	6/20/36	475	667
	Travelers Cos. Inc.	6.250%	6/15/37	230	315
	Travelers Cos. Inc.	5.350%	11/1/40	130	166
	Travelers Cos. Inc.	4.600%	8/1/43	1,000	1,164
	Travelers Cos. Inc.	4.300%	8/25/45	250	283
	Travelers Cos. Inc.	4.000%	5/30/47	550	600
	Travelers Cos. Inc.	4.050%	3/7/48	250	276
	Travelers Cos. Inc.	4.100%	3/4/49	500	555
	Trinity Acquisition plc	4.400%	3/15/26	450	477
	UnitedHealth Group Inc.	2.700%	7/15/20	950	954
	UnitedHealth Group Inc.	1.950%	10/15/20	650	647
	UnitedHealth Group Inc.	4.700%	2/15/21	165	170
	UnitedHealth Group Inc.	3.150%	6/15/21	300	305
	UnitedHealth Group Inc.	3.375%	11/15/21	1,580	1,617
	UnitedHealth Group Inc.	2.875%	12/15/21	625	634
	UnitedHealth Group Inc.	2.875%	3/15/22	525	532
	UnitedHealth Group Inc.	3.350%	7/15/22	1,325	1,366
	UnitedHealth Group Inc.	2.375%	10/15/22	1,100	1,102
	UnitedHealth Group Inc.	2.750%	2/15/23	400	405
	UnitedHealth Group Inc.	2.875%	3/15/23	1,330	1,356
	UnitedHealth Group Inc.	3.500%	6/15/23	500	522
	UnitedHealth Group Inc.	3.750%	7/15/25	2,750	2,935
	UnitedHealth Group Inc.	3.700%	12/15/25	200	213
	UnitedHealth Group Inc.	3.100%	3/15/26	750	768
	UnitedHealth Group Inc.	3.450%	1/15/27	600	629
	UnitedHealth Group Inc.	3.375%	4/15/27	1,525	1,587
	UnitedHealth Group Inc.	2.950%	10/15/27	400	407
	UnitedHealth Group Inc.	3.850%	6/15/28	400	432
	UnitedHealth Group Inc.	3.875%	12/15/28	500	542
	UnitedHealth Group Inc.	4.625%	7/15/35	300	344
	UnitedHealth Group Inc.	6.500%	6/15/37	200	276
	UnitedHealth Group Inc.	6.625%	11/15/37	325	455
	UnitedHealth Group Inc.	6.875%	2/15/38	1,405	2,022
	UnitedHealth Group Inc.	5.950%	2/15/41	240	316
	UnitedHealth Group Inc.	4.625%	11/15/41	1,180	1,338
	UnitedHealth Group Inc.	4.375%	3/15/42	325	360
	UnitedHealth Group Inc.	3.950%	10/15/42	800	840

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
UnitedHealth Group Inc.	4.250%	3/15/43	75	82
UnitedHealth Group Inc.	4.750%	7/15/45	1,315	1,558
UnitedHealth Group Inc.	4.200%	1/15/47	775	841
UnitedHealth Group Inc.	4.250%	4/15/47	950	1,045
UnitedHealth Group Inc.	3.750%	10/15/47	400	407
UnitedHealth Group Inc.	4.250%	6/15/48	1,200	1,328
UnitedHealth Group Inc.	4.450%	12/15/48	500	574
Unum Group	5.625%	9/15/20	50	52
Unum Group	3.000%	5/15/21	275	277
Unum Group	4.000%	3/15/24	200	208
Unum Group	4.000%	6/15/29	210	215
Unum Group	5.750%	8/15/42	400	460
Voya Financial Inc.	3.125%	7/15/24	650	659
Voya Financial Inc.	3.650%	6/15/26	750	769
Voya Financial Inc.	5.700%	7/15/43	350	429
Voya Financial Inc.	4.800%	6/15/46	125	138
Willis North America Inc.	3.600%	5/15/24	600	620
Willis North America Inc.	4.500%	9/15/28	500	534
Willis North America Inc.	5.050%	9/15/48	200	219
Willis Towers Watson plc	5.750%	3/15/21	265	279
WR Berkley Corp.	5.375%	9/15/20	50	52
WR Berkley Corp.	4.625%	3/15/22	225	238
WR Berkley Corp.	4.750%	8/1/44	300	324
XLIT Ltd.	4.450%	3/31/25	200	215
XLIT Ltd.	5.250%	12/15/43	100	122
XLIT Ltd.	5.500%	3/31/45	450	532

Other Finance (0.0%)
ORIX Corp.	2.900%	7/18/22	300	303
ORIX Corp.	3.250%	12/4/24	275	282
ORIX Corp.	3.700%	7/18/27	850	891

Real Estate Investment Trusts (0.3%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	300	317
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	75	79
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	725	765
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	500	514
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	300	322
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	200	210
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	250	263
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	350	367
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	221
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	500	562
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	200	227
American Campus Communities Operating Partnership LP	3.350%	10/1/20	250	252
American Campus Communities Operating Partnership LP	3.750%	4/15/23	225	233
American Campus Communities Operating Partnership LP	4.125%	7/1/24	250	263
American Campus Communities Operating Partnership LP	3.300%	7/15/26	100	101
American Campus Communities Operating Partnership LP	3.625%	11/15/27	300	306
American Homes 4 Rent LP	4.900%	2/15/29	325	354
AvalonBay Communities Inc.	2.850%	3/15/23	200	203
AvalonBay Communities Inc.	4.200%	12/15/23	865	924
AvalonBay Communities Inc.	3.500%	11/15/24	250	262
AvalonBay Communities Inc.	3.450%	6/1/25	425	445
AvalonBay Communities Inc.	2.950%	5/11/26	250	253
AvalonBay Communities Inc.	2.900%	10/15/26	50	51
AvalonBay Communities Inc.	3.350%	5/15/27	300	312
AvalonBay Communities Inc.	3.200%	1/15/28	350	362
AvalonBay Communities Inc.	3.300%	6/1/29	1,000	1,036
AvalonBay Communities Inc.	4.350%	4/15/48	250	282

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Boston Properties LP	5.625%	11/15/20	325	337
Boston Properties LP	4.125%	5/15/21	190	195
Boston Properties LP	3.850%	2/1/23	950	992
Boston Properties LP	3.125%	9/1/23	1,375	1,405
Boston Properties LP	3.800%	2/1/24	3,021	3,162
Boston Properties LP	3.200%	1/15/25	550	561
Boston Properties LP	2.750%	10/1/26	475	466
Brandywine Operating Partnership LP	3.950%	2/15/23	270	280
Brandywine Operating Partnership LP	3.950%	11/15/27	1,950	1,999
Brixmor Operating Partnership LP	3.875%	8/15/22	25	26
Brixmor Operating Partnership LP	3.650%	6/15/24	300	307
Brixmor Operating Partnership LP	3.850%	2/1/25	550	566
Brixmor Operating Partnership LP	4.125%	6/15/26	400	416
Brixmor Operating Partnership LP	3.900%	3/15/27	300	307
Brixmor Operating Partnership LP	4.125%	5/15/29	788	815
Camden Property Trust	4.100%	10/15/28	250	273
Camden Property Trust	3.150%	7/1/29	100	101
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	100	103
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	1,125	1,107
Corporate Office Properties LP	3.700%	6/15/21	200	202
Corporate Office Properties LP	3.600%	5/15/23	600	609
CubeSmart LP	4.375%	12/15/23	500	530
CubeSmart LP	4.000%	11/15/25	160	168
CubeSmart LP	3.125%	9/1/26	425	421
CubeSmart LP	4.375%	2/15/29	150	159
Digital Realty Trust LP	3.950%	7/1/22	900	935
Digital Realty Trust LP	3.625%	10/1/22	1,555	1,592
Digital Realty Trust LP	3.700%	8/15/27	400	411
Digital Realty Trust LP	4.450%	7/15/28	1,000	1,082
Digital Realty Trust LP	3.600%	7/1/29	700	707
Duke Realty LP	3.625%	4/15/23	275	284
Duke Realty LP	3.250%	6/30/26	75	76
Duke Realty LP	3.375%	12/15/27	250	255
Duke Realty LP	4.000%	9/15/28	500	533
EPR Properties	5.750%	8/15/22	375	402
EPR Properties	5.250%	7/15/23	400	428
EPR Properties	4.500%	4/1/25	300	313
EPR Properties	4.750%	12/15/26	500	529
EPR Properties	4.950%	4/15/28	300	320
ERP Operating LP	4.750%	7/15/20	215	219
ERP Operating LP	4.625%	12/15/21	69	72
ERP Operating LP	3.000%	4/15/23	625	639
ERP Operating LP	3.375%	6/1/25	350	366
ERP Operating LP	2.850%	11/1/26	1,300	1,313
ERP Operating LP	3.500%	3/1/28	500	525
ERP Operating LP	4.150%	12/1/28	300	331
ERP Operating LP	3.000%	7/1/29	250	253
ERP Operating LP	4.500%	7/1/44	550	627
ERP Operating LP	4.500%	6/1/45	350	399
Essex Portfolio LP	5.200%	3/15/21	175	182
Essex Portfolio LP	3.250%	5/1/23	50	51
Essex Portfolio LP	3.875%	5/1/24	275	289
Essex Portfolio LP	3.500%	4/1/25	200	206
Essex Portfolio LP	3.375%	4/15/26	300	305
Essex Portfolio LP	3.625%	5/1/27	350	362
Essex Portfolio LP	4.000%	3/1/29	280	297
Essex Portfolio LP	4.500%	3/15/48	1,000	1,079
Federal Realty Investment Trust	2.750%	6/1/23	325	327
Federal Realty Investment Trust	3.250%	7/15/27	225	230
Federal Realty Investment Trust	4.500%	12/1/44	425	469
HCP Inc.	3.150%	8/1/22	250	254
HCP Inc.	4.000%	12/1/22	460	480
HCP Inc.	4.250%	11/15/23	650	689
HCP Inc.	4.200%	3/1/24	1,700	1,798

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
HCP Inc.	3.400%	2/1/25	400	408
HCP Inc.	3.250%	7/15/26	150	150
HCP Inc.	3.500%	7/15/29	500	501
HCP Inc.	6.750%	2/1/41	175	233
Healthcare Realty Trust Inc.	3.625%	1/15/28	300	303
Healthcare Trust of America Holdings LP	3.375%	7/15/21	175	177
Healthcare Trust of America Holdings LP	2.950%	7/1/22	300	302
Healthcare Trust of America Holdings LP	3.700%	4/15/23	100	102
Healthcare Trust of America Holdings LP	3.500%	8/1/26	475	480
Healthcare Trust of America Holdings LP	3.750%	7/1/27	400	411
Highwoods Realty LP	3.200%	6/15/21	425	428
Highwoods Realty LP	4.125%	3/15/28	850	885
Highwoods Realty LP	4.200%	4/15/29	250	261
Hospitality Properties Trust	4.500%	6/15/23	524	542
Hospitality Properties Trust	4.650%	3/15/24	200	206
Hospitality Properties Trust	4.500%	3/15/25	125	124
Hospitality Properties Trust	5.250%	2/15/26	225	229
Hospitality Properties Trust	4.950%	2/15/27	325	325
Hospitality Properties Trust	3.950%	1/15/28	500	466
Hospitality Properties Trust	4.375%	2/15/30	625	591
Host Hotels & Resorts LP	6.000%	10/1/21	1,100	1,167
Host Hotels & Resorts LP	5.250%	3/15/22	500	528
Host Hotels & Resorts LP	3.750%	10/15/23	240	245
Host Hotels & Resorts LP	3.875%	4/1/24	300	308
Host Hotels & Resorts LP	4.000%	6/15/25	175	181
Hudson Pacific Properties Inc.	4.650%	4/1/29	200	214
Hudson Pacific Properties LP	3.950%	11/1/27	250	255
Kilroy Realty LP	3.800%	1/15/23	250	258
Kilroy Realty LP	3.450%	12/15/24	850	874
Kilroy Realty LP	4.750%	12/15/28	350	386
Kimco Realty Corp.	3.200%	5/1/21	500	506
Kimco Realty Corp.	3.125%	6/1/23	550	557
Kimco Realty Corp.	2.800%	10/1/26	1,294	1,268
Kimco Realty Corp.	3.800%	4/1/27	300	313
Kimco Realty Corp.	4.450%	9/1/47	250	260
Kite Realty Group LP	4.000%	10/1/26	725	702
Liberty Property LP	3.375%	6/15/23	575	590
Liberty Property LP	4.400%	2/15/24	1,120	1,198
Liberty Property LP	3.750%	4/1/25	975	1,011
Liberty Property LP	4.375%	2/1/29	50	54
Life Storage LP	3.875%	12/15/27	100	102
Life Storage LP	4.000%	6/15/29	125	128
Life Storage LP	3.500%	7/1/26	475	472
Mid-America Apartments LP	4.300%	10/15/23	350	372
Mid-America Apartments LP	3.750%	6/15/24	325	336
Mid-America Apartments LP	3.600%	6/1/27	1,000	1,030
Mid-America Apartments LP	3.950%	3/15/29	455	480
National Retail Properties Inc.	3.800%	10/15/22	500	518
National Retail Properties Inc.	3.900%	6/15/24	275	287
National Retail Properties Inc.	4.000%	11/15/25	450	476
National Retail Properties Inc.	3.500%	10/15/27	550	560
National Retail Properties Inc.	4.300%	10/15/28	300	325
National Retail Properties Inc.	4.800%	10/15/48	250	284
Office Properties Income Trust	4.000%	7/15/22	275	278
Omega Healthcare Investors Inc.	4.375%	8/1/23	775	806
Omega Healthcare Investors Inc.	4.950%	4/1/24	275	291
Omega Healthcare Investors Inc.	4.500%	1/15/25	175	182
Omega Healthcare Investors Inc.	5.250%	1/15/26	525	570
Omega Healthcare Investors Inc.	4.500%	4/1/27	1,000	1,043
Omega Healthcare Investors Inc.	4.750%	1/15/28	300	317
Physicians Realty LP	4.300%	3/15/27	350	361
Physicians Realty LP	3.950%	1/15/28	300	301
Piedmont Operating Partnership LP	3.400%	6/1/23	300	301
Piedmont Operating Partnership LP	4.450%	3/15/24	275	287

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Prologis LP	3.875%	9/15/28	300	325
Prologis LP	4.375%	9/15/48	300	343
Public Storage	2.370%	9/15/22	250	251
Public Storage	3.094%	9/15/27	300	306
Public Storage	3.385%	5/1/29	175	183
Realty Income Corp.	3.250%	10/15/22	1,300	1,333
Realty Income Corp.	3.875%	7/15/24	250	265
Realty Income Corp.	3.875%	4/15/25	200	212
Realty Income Corp.	4.125%	10/15/26	775	838
Realty Income Corp.	3.000%	1/15/27	400	403
Realty Income Corp.	3.650%	1/15/28	790	827
Realty Income Corp.	3.250%	6/15/29	400	406
Realty Income Corp.	4.650%	3/15/47	820	952
Regency Centers LP	3.600%	2/1/27	340	352
Regency Centers LP	4.125%	3/15/28	250	268
Regency Centers LP	4.400%	2/1/47	400	430
Regency Centers LP	4.650%	3/15/49	325	359
Sabra Health Care LP	5.125%	8/15/26	100	104
Sabra Health Care LP / Sabra Capital Corp.	4.800%	6/1/24	240	247
Select Income REIT	4.150%	2/1/22	225	228
Select Income REIT	4.250%	5/15/24	500	500
Select Income REIT	4.500%	2/1/25	250	251
Simon Property Group LP	4.375%	3/1/21	555	572
Simon Property Group LP	4.125%	12/1/21	525	545
Simon Property Group LP	2.350%	1/30/22	500	500
Simon Property Group LP	3.375%	3/15/22	250	256
Simon Property Group LP	2.625%	6/15/22	450	453
Simon Property Group LP	2.750%	2/1/23	400	404
Simon Property Group LP	2.750%	6/1/23	3,400	3,445
Simon Property Group LP	3.750%	2/1/24	500	526
Simon Property Group LP	3.500%	9/1/25	200	209
Simon Property Group LP	3.300%	1/15/26	195	201
Simon Property Group LP	3.250%	11/30/26	300	309
Simon Property Group LP	3.375%	6/15/27	820	851
Simon Property Group LP	3.375%	12/1/27	1,000	1,038
Simon Property Group LP	6.750%	2/1/40	300	429
Simon Property Group LP	4.750%	3/15/42	350	407
Simon Property Group LP	4.250%	11/30/46	425	466
SITE Centers Corp.	4.625%	7/15/22	212	221
SITE Centers Corp.	4.250%	2/1/26	250	262
SITE Centers Corp.	4.700%	6/1/27	1,000	1,070
SL Green Operating Partnership LP	3.250%	10/15/22	350	355
Spirit Realty LP	4.000%	7/15/29	245	248
STORE Capital Corp.	4.500%	3/15/28	275	290
STORE Capital Corp.	4.625%	3/15/29	300	320
Tanger Properties LP	3.750%	12/1/24	200	202
Tanger Properties LP	3.125%	9/1/26	375	356
Tanger Properties LP	3.875%	7/15/27	250	249
UDR Inc.	3.700%	10/1/20	150	152
UDR Inc.	4.625%	1/10/22	2,575	2,695
UDR Inc.	2.950%	9/1/26	600	595
UDR Inc.	3.500%	7/1/27	150	154
UDR Inc.	3.500%	1/15/28	50	51
Ventas Realty LP	3.100%	1/15/23	1,243	1,265
Ventas Realty LP	3.125%	6/15/23	1,240	1,264
Ventas Realty LP	3.500%	4/15/24	325	337
Ventas Realty LP	3.750%	5/1/24	200	208
Ventas Realty LP	2.650%	1/15/25	325	323
Ventas Realty LP	3.850%	4/1/27	275	286
Ventas Realty LP	5.700%	9/30/43	325	394
Ventas Realty LP	4.375%	2/1/45	250	256
Ventas Realty LP	4.875%	4/15/49	250	273
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	140	146
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	500	511

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	VEREIT Operating Partnership LP	4.125%	6/1/21	325	334
	VEREIT Operating Partnership LP	4.600%	2/6/24	375	397
	VEREIT Operating Partnership LP	4.625%	11/1/25	400	428
	VEREIT Operating Partnership LP	4.875%	6/1/26	350	379
	VEREIT Operating Partnership LP	3.950%	8/15/27	1,375	1,417
	Vornado Realty LP	3.500%	1/15/25	425	436
	Washington REIT	4.950%	10/1/20	125	127
	Washington REIT	3.950%	10/15/22	100	104
	Weingarten Realty Investors	3.375%	10/15/22	200	203
	Weingarten Realty Investors	3.500%	4/15/23	275	280
	Weingarten Realty Investors	4.450%	1/15/24	75	79
	Welltower Inc.	4.950%	1/15/21	750	773
	Welltower Inc.	5.250%	1/15/22	1,601	1,704
	Welltower Inc.	3.750%	3/15/23	1,985	2,063
	Welltower Inc.	4.500%	1/15/24	125	133
	Welltower Inc.	4.000%	6/1/25	1,125	1,190
	Welltower Inc.	4.250%	4/1/26	450	479
	Welltower Inc.	4.250%	4/15/28	250	267
	Welltower Inc.	4.125%	3/15/29	500	530
	Welltower Inc.	6.500%	3/15/41	200	253
	Welltower Inc.	4.950%	9/1/48	400	445
	WP Carey Inc.	4.600%	4/1/24	550	581
	WP Carey Inc.	4.000%	2/1/25	200	207
	WP Carey Inc.	4.250%	10/1/26	300	312
	WP Carey Inc.	3.850%	7/15/29	200	203
					1,388,884
Industrial (6.4%)
	Basic Industry (0.3%)
	Air Products & Chemicals Inc.	3.000%	11/3/21	190	193
	Air Products & Chemicals Inc.	2.750%	2/3/23	200	203
	Air Products & Chemicals Inc.	3.350%	7/31/24	1,200	1,254
	Airgas Inc.	3.650%	7/15/24	1,025	1,075
	Albemarle Corp.	4.150%	12/1/24	300	316
	Albemarle Corp.	5.450%	12/1/44	325	347
	ArcelorMittal	6.250%	2/25/22	100	108
	ArcelorMittal	6.125%	6/1/25	425	481
	ArcelorMittal	4.550%	3/11/26	2,500	2,631
	Barrick Gold Corp.	6.450%	10/15/35	375	458
	Barrick Gold Corp.	5.250%	4/1/42	500	585
	Barrick North America Finance LLC	5.700%	5/30/41	750	896
	Barrick North America Finance LLC	5.750%	5/1/43	750	934
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	675	828
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	802	815
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	575	611
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,200	1,320
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	2,150	2,668
	Braskem Finance Ltd.	6.450%	2/3/24	238	262
	Cabot Corp.	3.700%	7/15/22	50	51
	Cabot Corp.	4.000%	7/1/29	240	243
	Celanese US Holdings LLC	3.500%	5/8/24	400	410
	Celulosa Arauco y Constitucion SA	4.750%	1/11/22	1,000	1,037
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	305
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	850	904
	Domtar Corp.	6.750%	2/15/44	400	432
	Dow Chemical Co.	4.125%	11/15/21	2,035	2,105
	Dow Chemical Co.	3.000%	11/15/22	1,000	1,013
7	Dow Chemical Co.	3.150%	5/15/24	400	408
	Dow Chemical Co.	3.500%	10/1/24	600	621
7	Dow Chemical Co.	4.550%	11/30/25	250	272
7	Dow Chemical Co.	3.625%	5/15/26	600	619
7	Dow Chemical Co.	4.800%	11/30/28	250	280
	Dow Chemical Co.	7.375%	11/1/29	100	132
	Dow Chemical Co.	4.250%	10/1/34	350	363

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Dow Chemical Co.	9.400%	5/15/39	960	1,524
	Dow Chemical Co.	5.250%	11/15/41	375	415
	Dow Chemical Co.	4.375%	11/15/42	1,300	1,309
	Dow Chemical Co.	4.625%	10/1/44	500	519
7	Dow Chemical Co.	5.550%	11/30/48	700	828
7	Dow Chemical Co.	4.800%	5/15/49	600	646
	DuPont de Nemours Inc.	3.766%	11/15/20	1,100	1,121
	DuPont de Nemours Inc.	4.205%	11/15/23	2,050	2,192
	DuPont de Nemours Inc.	4.493%	11/15/25	1,500	1,660
	DuPont de Nemours Inc.	4.725%	11/15/28	1,825	2,056
	DuPont de Nemours Inc.	5.319%	11/15/38	1,350	1,578
	DuPont de Nemours Inc.	5.419%	11/15/48	1,895	2,299
	Eastman Chemical Co.	3.600%	8/15/22	317	325
	Eastman Chemical Co.	4.800%	9/1/42	400	420
	Eastman Chemical Co.	4.650%	10/15/44	1,000	1,029
	Ecolab Inc.	4.350%	12/8/21	378	397
	Ecolab Inc.	2.375%	8/10/22	400	400
	Ecolab Inc.	3.250%	1/14/23	393	402
	Ecolab Inc.	2.700%	11/1/26	600	604
	Ecolab Inc.	3.250%	12/1/27	400	417
	Ecolab Inc.	5.500%	12/8/41	85	108
	Ecolab Inc.	3.950%	12/1/47	693	743
	Fibria Overseas Finance Ltd.	5.250%	5/12/24	1,125	1,194
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	250	252
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	150	161
	FMC Corp.	3.950%	2/1/22	150	154
	FMC Corp.	4.100%	2/1/24	750	776
	Georgia-Pacific LLC	8.875%	5/15/31	1,175	1,819
	Huntsman International LLC	4.500%	5/1/29	250	257
	International Flavors & Fragrances Inc.	3.400%	9/25/20	250	253
	International Flavors & Fragrances Inc.	3.200%	5/1/23	100	102
	International Flavors & Fragrances Inc.	4.450%	9/26/28	215	234
	International Flavors & Fragrances Inc.	4.375%	6/1/47	550	555
	International Flavors & Fragrances Inc.	5.000%	9/26/48	500	552
	International Paper Co.	7.500%	8/15/21	617	682
	International Paper Co.	4.750%	2/15/22	868	916
	International Paper Co.	3.650%	6/15/24	400	418
	International Paper Co.	3.800%	1/15/26	350	366
	International Paper Co.	3.000%	2/15/27	1,500	1,485
	International Paper Co.	5.000%	9/15/35	150	165
	International Paper Co.	7.300%	11/15/39	805	1,048
	International Paper Co.	6.000%	11/15/41	300	350
	International Paper Co.	4.800%	6/15/44	500	511
	International Paper Co.	5.150%	5/15/46	625	668
	International Paper Co.	4.400%	8/15/47	1,000	969
	International Paper Co.	4.350%	8/15/48	475	463
	Kinross Gold Corp.	5.125%	9/1/21	200	207
	Kinross Gold Corp.	5.950%	3/15/24	400	437
	Kinross Gold Corp.	4.500%	7/15/27	100	101
	LYB International Finance BV	4.000%	7/15/23	500	526
	LYB International Finance BV	5.250%	7/15/43	500	552
	LYB International Finance BV	4.875%	3/15/44	650	692
	LYB International Finance II BV	3.500%	3/2/27	400	407
	LyondellBasell Industries NV	6.000%	11/15/21	775	827
	LyondellBasell Industries NV	4.625%	2/26/55	950	947
	Meadwestvaco Corp.	7.950%	2/15/31	975	1,312
	Methanex Corp.	5.650%	12/1/44	200	193
	Mosaic Co.	3.750%	11/15/21	865	886
	Mosaic Co.	3.250%	11/15/22	650	663
	Mosaic Co.	4.250%	11/15/23	3,600	3,812
	Mosaic Co.	4.050%	11/15/27	700	722
	Mosaic Co.	5.450%	11/15/33	100	113
	Mosaic Co.	4.875%	11/15/41	130	128
	Mosaic Co.	5.625%	11/15/43	325	357

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
7	Newmont Goldcorp Corp.	3.625%	6/9/21	450	458
7	Newmont Goldcorp Corp.	3.700%	3/15/23	2,825	2,923
	Newmont Goldcorp Corp.	5.875%	4/1/35	325	389
	Newmont Goldcorp Corp.	6.250%	10/1/39	500	638
	Newmont Goldcorp Corp.	4.875%	3/15/42	950	1,057
7	Newmont Goldcorp Corp.	5.450%	6/9/44	350	420
	Nucor Corp.	4.125%	9/15/22	200	210
	Nucor Corp.	4.000%	8/1/23	325	344
	Nucor Corp.	6.400%	12/1/37	1,300	1,712
	Nucor Corp.	5.200%	8/1/43	400	470
	Nucor Corp.	4.400%	5/1/48	500	540
	Nutrien Ltd.	3.150%	10/1/22	410	416
	Nutrien Ltd.	3.500%	6/1/23	275	282
	Nutrien Ltd.	3.375%	3/15/25	550	563
	Nutrien Ltd.	3.000%	4/1/25	250	251
	Nutrien Ltd.	4.000%	12/15/26	300	313
	Nutrien Ltd.	4.200%	4/1/29	275	297
	Nutrien Ltd.	4.125%	3/15/35	1,250	1,233
	Nutrien Ltd.	5.875%	12/1/36	300	348
	Nutrien Ltd.	5.625%	12/1/40	385	441
	Nutrien Ltd.	4.900%	6/1/43	125	135
	Nutrien Ltd.	5.250%	1/15/45	750	845
	Nutrien Ltd.	5.000%	4/1/49	450	510
	Packaging Corp. of America	2.450%	12/15/20	400	400
	Packaging Corp. of America	3.900%	6/15/22	275	285
	Packaging Corp. of America	4.500%	11/1/23	1,640	1,754
	Packaging Corp. of America	3.650%	9/15/24	500	517
	Packaging Corp. of America	3.400%	12/15/27	400	404
	PPG Industries Inc.	3.600%	11/15/20	27	27
	Praxair Inc.	4.050%	3/15/21	825	851
	Praxair Inc.	3.000%	9/1/21	325	331
	Praxair Inc.	2.450%	2/15/22	3,275	3,301
	Praxair Inc.	2.650%	2/5/25	500	508
	Praxair Inc.	3.550%	11/7/42	300	305
	Rayonier Inc.	3.750%	4/1/22	125	127
	Reliance Steel & Aluminum Co.	4.500%	4/15/23	360	377
	Rio Tinto Alcan Inc.	6.125%	12/15/33	325	431
	Rio Tinto Alcan Inc.	5.750%	6/1/35	450	555
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	1,700	1,821
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	300
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	700
	Rio Tinto Finance USA plc	4.750%	3/22/42	600	709
	Rio Tinto Finance USA plc	4.125%	8/21/42	975	1,085
	Rohm & Haas Co.	7.850%	7/15/29	300	400
	RPM International Inc.	3.450%	11/15/22	250	254
	RPM International Inc.	3.750%	3/15/27	150	151
	RPM International Inc.	4.550%	3/1/29	275	290
	RPM International Inc.	5.250%	6/1/45	50	52
	RPM International Inc.	4.250%	1/15/48	1,200	1,092
	Sasol Financing International Ltd.	4.500%	11/14/22	895	921
	SASOL Financing USA LLC	5.875%	3/27/24	1,200	1,296
	SASOL Financing USA LLC	6.500%	9/27/28	625	700
	Sherwin-Williams Co.	4.200%	1/15/22	25	26
	Sherwin-Williams Co.	2.750%	6/1/22	950	958
	Sherwin-Williams Co.	3.125%	6/1/24	925	945
	Sherwin-Williams Co.	3.450%	8/1/25	900	928
	Sherwin-Williams Co.	3.950%	1/15/26	600	629
	Sherwin-Williams Co.	3.450%	6/1/27	300	307
	Sherwin-Williams Co.	4.000%	12/15/42	200	193
	Sherwin-Williams Co.	4.550%	8/1/45	270	281
	Sherwin-Williams Co.	4.500%	6/1/47	1,050	1,118
	Southern Copper Corp.	3.500%	11/8/22	600	611
	Southern Copper Corp.	3.875%	4/23/25	650	672
	Southern Copper Corp.	7.500%	7/27/35	425	556

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Southern Copper Corp.	6.750%	4/16/40	250	314
	Southern Copper Corp.	5.875%	4/23/45	2,705	3,186
7	Suzano Austria GmbH	6.000%	1/15/29	1,050	1,143
7	Suzano Austria GmbH	5.000%	1/15/30	600	606
	Teck Resources Ltd.	6.125%	10/1/35	475	542
	Teck Resources Ltd.	6.000%	8/15/40	150	162
	Teck Resources Ltd.	6.250%	7/15/41	1,125	1,249
	Vale Canada Ltd.	7.200%	9/15/32	100	114
	Vale Overseas Ltd.	4.375%	1/11/22	1,202	1,238
	Vale Overseas Ltd.	6.250%	8/10/26	700	795
	Vale Overseas Ltd.	8.250%	1/17/34	375	488
	Vale Overseas Ltd.	6.875%	11/21/36	1,837	2,202
	Vale Overseas Ltd.	6.875%	11/10/39	1,410	1,694
	Vale SA	5.625%	9/11/42	923	991
	Westlake Chemical Corp.	3.600%	8/15/26	200	203
	Westlake Chemical Corp.	5.000%	8/15/46	575	592
	Westrock MWV LLC	8.200%	1/15/30	475	646
	WestRock RKT Co.	4.900%	3/1/22	250	264
	Weyerhaeuser Co.	4.700%	3/15/21	275	284
	Weyerhaeuser Co.	8.500%	1/15/25	150	193
	Weyerhaeuser Co.	4.000%	11/15/29	750	797
	Weyerhaeuser Co.	7.375%	3/15/32	625	873
	Weyerhaeuser Co.	6.875%	12/15/33	125	163
	WRKCo Inc.	3.000%	9/15/24	525	529
	WRKCo Inc.	4.650%	3/15/26	600	651
	WRKCo Inc.	3.375%	9/15/27	425	426
	WRKCo Inc.	3.900%	6/1/28	200	205
	WRKCo Inc.	4.900%	3/15/29	625	681
	WRKCO Inc.	4.200%	6/1/32	400	413
	Yamana Gold Inc.	4.950%	7/15/24	640	674
	Yamana Gold Inc.	4.625%	12/15/27	150	153

	Capital Goods (0.5%)
	3M Co.	2.000%	8/7/20	325	325
	3M Co.	1.625%	9/19/21	450	445
	3M Co.	2.750%	3/1/22	375	381
	3M Co.	2.250%	3/15/23	1,325	1,324
	3M Co.	3.250%	2/14/24	400	418
	3M Co.	3.000%	8/7/25	425	437
	3M Co.	2.250%	9/19/26	800	781
	3M Co.	2.875%	10/15/27	525	535
	3M Co.	3.375%	3/1/29	650	685
	3M Co.	3.125%	9/19/46	500	459
	3M Co.	3.625%	10/15/47	450	451
	3M Co.	4.000%	9/14/48	925	998
	ABB Finance USA Inc.	2.875%	5/8/22	375	381
	ABB Finance USA Inc.	3.375%	4/3/23	250	259
	ABB Finance USA Inc.	3.800%	4/3/28	300	324
	ABB Finance USA Inc.	4.375%	5/8/42	625	713
	Allegion US Holding Co. Inc.	3.200%	10/1/24	100	101
	Allegion US Holding Co. Inc.	3.550%	10/1/27	325	319
7	Bemis Co. Inc.	3.100%	9/15/26	300	290
	Boeing Co.	1.650%	10/30/20	350	347
	Boeing Co.	2.125%	3/1/22	800	797
	Boeing Co.	2.700%	5/1/22	425	432
	Boeing Co.	2.800%	3/1/23	250	254
	Boeing Co.	1.875%	6/15/23	100	98
	Boeing Co.	2.800%	3/1/24	450	457
	Boeing Co.	2.850%	10/30/24	200	204
	Boeing Co.	2.600%	10/30/25	300	300
	Boeing Co.	3.100%	5/1/26	400	412
	Boeing Co.	2.250%	6/15/26	250	244
	Boeing Co.	2.800%	3/1/27	200	201
	Boeing Co.	3.250%	3/1/28	275	286

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Boeing Co.	3.450%	11/1/28	200	209
	Boeing Co.	3.200%	3/1/29	900	931
	Boeing Co.	6.125%	2/15/33	325	428
	Boeing Co.	3.600%	5/1/34	675	704
	Boeing Co.	6.625%	2/15/38	100	139
	Boeing Co.	3.500%	3/1/39	200	200
	Boeing Co.	6.875%	3/15/39	1,035	1,493
	Boeing Co.	5.875%	2/15/40	545	713
	Boeing Co.	3.375%	6/15/46	450	415
	Boeing Co.	3.650%	3/1/47	300	302
	Boeing Co.	3.625%	3/1/48	350	348
	Boeing Co.	3.850%	11/1/48	200	207
	Boeing Co.	3.900%	5/1/49	650	681
	Boeing Co.	3.825%	3/1/59	250	253
	Carlisle Cos. Inc.	3.750%	11/15/22	175	180
	Carlisle Cos. Inc.	3.500%	12/1/24	150	153
	Carlisle Cos. Inc.	3.750%	12/1/27	650	665
	Caterpillar Financial Services Corp.	1.850%	9/4/20	1,300	1,295
	Caterpillar Financial Services Corp.	2.500%	11/13/20	500	501
	Caterpillar Financial Services Corp.	2.900%	3/15/21	800	809
	Caterpillar Financial Services Corp.	2.650%	5/17/21	380	383
	Caterpillar Financial Services Corp.	1.700%	8/9/21	800	791
	Caterpillar Financial Services Corp.	2.750%	8/20/21	200	202
	Caterpillar Financial Services Corp.	3.150%	9/7/21	900	917
	Caterpillar Financial Services Corp.	1.931%	10/1/21	875	868
	Caterpillar Financial Services Corp.	2.950%	2/26/22	825	842
	Caterpillar Financial Services Corp.	2.400%	6/6/22	200	202
	Caterpillar Financial Services Corp.	2.550%	11/29/22	1,000	1,011
	Caterpillar Financial Services Corp.	3.450%	5/15/23	1,400	1,460
	Caterpillar Financial Services Corp.	3.650%	12/7/23	400	422
	Caterpillar Financial Services Corp.	2.850%	5/17/24	325	332
	Caterpillar Financial Services Corp.	3.300%	6/9/24	730	761
	Caterpillar Financial Services Corp.	3.250%	12/1/24	700	729
	Caterpillar Financial Services Corp.	2.400%	8/9/26	200	196
	Caterpillar Inc.	3.900%	5/27/21	720	743
	Caterpillar Inc.	2.600%	6/26/22	125	127
	Caterpillar Inc.	3.400%	5/15/24	750	786
	Caterpillar Inc.	6.050%	8/15/36	720	948
	Caterpillar Inc.	5.200%	5/27/41	475	598
	Caterpillar Inc.	3.803%	8/15/42	1,454	1,551
	Caterpillar Inc.	4.300%	5/15/44	375	424
	CNH Industrial Capital LLC	4.375%	11/6/20	500	510
	CNH Industrial Capital LLC	4.375%	4/5/22	150	155
	CNH Industrial Capital LLC	4.200%	1/15/24	3,525	3,683
	CNH Industrial NV	3.850%	11/15/27	500	498
	Crane Co.	4.450%	12/15/23	400	424
	Crane Co.	4.200%	3/15/48	500	489
	CRH America Inc.	5.750%	1/15/21	985	1,023
	Deere & Co.	2.600%	6/8/22	700	708
	Deere & Co.	5.375%	10/16/29	455	554
	Deere & Co.	7.125%	3/3/31	400	563
	Deere & Co.	3.900%	6/9/42	1,000	1,100
	Dover Corp.	4.300%	3/1/21	145	149
	Dover Corp.	6.600%	3/15/38	350	460
	Dover Corp.	5.375%	3/1/41	480	564
	Eaton Corp.	2.750%	11/2/22	1,075	1,087
	Eaton Corp.	3.103%	9/15/27	665	674
	Eaton Corp.	4.000%	11/2/32	565	625
	Eaton Corp.	4.150%	11/2/42	75	79
	Eaton Corp.	3.915%	9/15/47	400	405
	Embraer Netherlands Finance BV	5.050%	6/15/25	650	701
	Embraer Netherlands Finance BV	5.400%	2/1/27	500	554
7	Embraer Overseas Ltd.	5.696%	9/16/23	350	383
	Embraer SA	5.150%	6/15/22	900	949

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Emerson Electric Co.	4.250%	11/15/20	25	26
Emerson Electric Co.	2.625%	12/1/21	450	455
Emerson Electric Co.	2.625%	2/15/23	300	306
Emerson Electric Co.	3.150%	6/1/25	450	466
Emerson Electric Co.	5.250%	11/15/39	135	167
FLIR Systems Inc.	3.125%	6/15/21	200	201
Flowserve Corp.	3.500%	9/15/22	225	227
Flowserve Corp.	4.000%	11/15/23	375	381
Fortive Corp.	2.350%	6/15/21	700	698
Fortive Corp.	3.150%	6/15/26	585	584
Fortive Corp.	4.300%	6/15/46	425	428
Fortune Brands Home & Security Inc.	4.000%	9/21/23	600	631
Fortune Brands Home & Security Inc.	4.000%	6/15/25	400	419
General Dynamics Corp.	3.000%	5/11/21	1,400	1,423
General Dynamics Corp.	3.875%	7/15/21	250	258
General Dynamics Corp.	2.250%	11/15/22	900	903
General Dynamics Corp.	3.375%	5/15/23	600	627
General Dynamics Corp.	1.875%	8/15/23	500	492
General Dynamics Corp.	2.375%	11/15/24	500	502
General Dynamics Corp.	3.500%	5/15/25	1,500	1,595
General Dynamics Corp.	2.125%	8/15/26	250	243
General Dynamics Corp.	2.625%	11/15/27	500	501
General Dynamics Corp.	3.750%	5/15/28	780	848
General Dynamics Corp.	3.600%	11/15/42	625	657
General Electric Co.	4.375%	9/16/20	796	814
General Electric Co.	4.625%	1/7/21	455	468
General Electric Co.	5.300%	2/11/21	1,099	1,140
General Electric Co.	4.650%	10/17/21	1,304	1,358
General Electric Co.	3.150%	9/7/22	318	322
General Electric Co.	2.700%	10/9/22	1,100	1,097
General Electric Co.	3.100%	1/9/23	4,149	4,190
General Electric Co.	3.375%	3/11/24	500	511
General Electric Co.	3.450%	5/15/24	425	434
General Electric Co.	6.750%	3/15/32	2,185	2,687
General Electric Co.	6.150%	8/7/37	673	782
General Electric Co.	5.875%	1/14/38	2,337	2,645
General Electric Co.	6.875%	1/10/39	1,655	2,073
General Electric Co.	4.125%	10/9/42	1,650	1,518
General Electric Co.	4.500%	3/11/44	1,825	1,761
Honeywell International Inc.	4.250%	3/1/21	805	833
Honeywell International Inc.	1.850%	11/1/21	735	730
Honeywell International Inc.	3.350%	12/1/23	1,175	1,224
Honeywell International Inc.	2.500%	11/1/26	50	50
Honeywell International Inc.	5.700%	3/15/36	300	387
Honeywell International Inc.	5.700%	3/15/37	305	397
Honeywell International Inc.	5.375%	3/1/41	855	1,083
Hubbell Inc.	3.350%	3/1/26	300	300
Hubbell Inc.	3.150%	8/15/27	275	271
Hubbell Inc.	3.500%	2/15/28	400	403
Huntington Ingalls Industries Inc.	3.483%	12/1/27	1,000	1,015
Illinois Tool Works Inc.	3.375%	9/15/21	90	92
Illinois Tool Works Inc.	3.500%	3/1/24	1,145	1,205
Illinois Tool Works Inc.	2.650%	11/15/26	1,100	1,108
Illinois Tool Works Inc.	4.875%	9/15/41	305	368
Illinois Tool Works Inc.	3.900%	9/1/42	1,825	2,006
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	900	957
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	325	401
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	1,350	1,404
Ingersoll-Rand Luxembourg Finance SA	3.500%	3/21/26	325	335
Ingersoll-Rand Luxembourg Finance SA	3.800%	3/21/29	975	1,020

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	150	161
Ingersoll-Rand Luxembourg Finance SA	4.500%	3/21/49	400	430
John Deere Capital Corp.	2.450%	9/11/20	275	276
John Deere Capital Corp.	2.875%	3/12/21	550	556
John Deere Capital Corp.	3.900%	7/12/21	125	129
John Deere Capital Corp.	3.125%	9/10/21	500	509
John Deere Capital Corp.	3.150%	10/15/21	305	311
John Deere Capital Corp.	2.650%	1/6/22	450	455
John Deere Capital Corp.	2.750%	3/15/22	75	76
John Deere Capital Corp.	2.150%	9/8/22	550	549
John Deere Capital Corp.	2.700%	1/6/23	425	432
John Deere Capital Corp.	2.800%	1/27/23	275	280
John Deere Capital Corp.	2.800%	3/6/23	1,500	1,535
John Deere Capital Corp.	3.450%	6/7/23	200	209
John Deere Capital Corp.	3.650%	10/12/23	200	211
John Deere Capital Corp.	2.600%	3/7/24	300	303
John Deere Capital Corp.	3.350%	6/12/24	700	733
John Deere Capital Corp.	3.450%	3/13/25	1,225	1,290
John Deere Capital Corp.	3.400%	9/11/25	325	343
John Deere Capital Corp.	2.650%	6/10/26	300	301
John Deere Capital Corp.	2.800%	9/8/27	250	253
John Deere Capital Corp.	3.050%	1/6/28	600	618
John Deere Capital Corp.	3.450%	3/7/29	400	425
Johnson Controls International plc	3.750%	12/1/21	1	1
Johnson Controls International plc	3.625%	7/2/24	442	459
Johnson Controls International plc	3.900%	2/14/26	219	229
Johnson Controls International plc	6.000%	1/15/36	210	247
Johnson Controls International plc	4.625%	7/2/44	800	819
Johnson Controls International plc	5.125%	9/14/45	80	88
Johnson Controls International plc	4.500%	2/15/47	700	706
Johnson Controls International plc	4.950%	7/2/64	286	279
Kennametal Inc.	3.875%	2/15/22	125	128
Kennametal Inc.	4.625%	6/15/28	1,000	1,042
L3 Harris Technologies Inc.	3.832%	4/27/25	550	577
L3 Harris Technologies Inc.	4.854%	4/27/35	100	110
L3 Harris Technologies Inc.	6.150%	12/15/40	425	548
L3 Harris Technologies Inc.	5.054%	4/27/45	375	436
L3 Technologies Inc.	4.950%	2/15/21	575	594
L3 Technologies Inc.	3.850%	6/15/23	775	808
L3 Technologies Inc.	3.950%	5/28/24	270	282
L3 Technologies Inc.	3.850%	12/15/26	200	209
L3 Technologies Inc.	4.400%	6/15/28	750	812
Leggett & Platt Inc.	3.800%	11/15/24	550	563
Leggett & Platt Inc.	3.500%	11/15/27	700	692
Leggett & Platt Inc.	4.400%	3/15/29	400	418
Legrand France SA	8.500%	2/15/25	300	389
Lennox International Inc.	3.000%	11/15/23	100	100
Lockheed Martin Corp.	2.500%	11/23/20	655	658
Lockheed Martin Corp.	3.350%	9/15/21	875	896
Lockheed Martin Corp.	3.100%	1/15/23	270	277
Lockheed Martin Corp.	2.900%	3/1/25	375	386
Lockheed Martin Corp.	3.550%	1/15/26	1,200	1,273
Lockheed Martin Corp.	3.600%	3/1/35	550	568
Lockheed Martin Corp.	4.500%	5/15/36	450	516
Lockheed Martin Corp.	6.150%	9/1/36	1,715	2,299
Lockheed Martin Corp.	5.720%	6/1/40	316	408
Lockheed Martin Corp.	3.800%	3/1/45	100	106
Lockheed Martin Corp.	4.700%	5/15/46	1,700	2,051
Lockheed Martin Corp.	4.090%	9/15/52	972	1,070
Martin Marietta Materials Inc.	3.450%	6/1/27	500	496
Martin Marietta Materials Inc.	3.500%	12/15/27	425	423
Martin Marietta Materials Inc.	4.250%	12/15/47	600	560
Masco Corp.	3.500%	4/1/21	300	304
Masco Corp.	5.950%	3/15/22	228	246

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Masco Corp.	4.450%	4/1/25	550	583
Masco Corp.	4.375%	4/1/26	400	419
Masco Corp.	3.500%	11/15/27	100	98
Masco Corp.	7.750%	8/1/29	94	118
Masco Corp.	4.500%	5/15/47	425	399
Mohawk Industries Inc.	3.850%	2/1/23	550	572
Northrop Grumman Corp.	2.080%	10/15/20	800	799
Northrop Grumman Corp.	3.500%	3/15/21	225	229
Northrop Grumman Corp.	2.550%	10/15/22	1,500	1,507
Northrop Grumman Corp.	3.250%	8/1/23	500	513
Northrop Grumman Corp.	2.930%	1/15/25	1,300	1,324
Northrop Grumman Corp.	3.250%	1/15/28	1,650	1,689
Northrop Grumman Corp.	5.050%	11/15/40	475	557
Northrop Grumman Corp.	4.750%	6/1/43	850	984
Northrop Grumman Corp.	4.030%	10/15/47	260	277
Nvent Finance Sarl	3.950%	4/15/23	220	223
Nvent Finance Sarl	4.550%	4/15/28	300	313
Oshkosh Corp.	4.600%	5/15/28	400	420
Owens Corning	4.200%	12/15/22	1,000	1,043
Owens Corning	4.200%	12/1/24	250	260
Owens Corning	3.400%	8/15/26	500	490
Owens Corning	7.000%	12/1/36	35	41
Owens Corning	4.300%	7/15/47	700	590
Owens Corning	4.400%	1/30/48	325	275
Parker-Hannifin Corp.	3.500%	9/15/22	975	1,005
Parker-Hannifin Corp.	2.700%	6/14/24	350	355
Parker-Hannifin Corp.	3.250%	3/1/27	1,600	1,653
Parker-Hannifin Corp.	3.250%	6/14/29	285	295
Parker-Hannifin Corp.	6.250%	5/15/38	575	763
Parker-Hannifin Corp.	4.100%	3/1/47	500	518
Parker-Hannifin Corp.	4.000%	6/14/49	575	600
Precision Castparts Corp.	2.500%	1/15/23	1,075	1,082
Precision Castparts Corp.	3.250%	6/15/25	700	725
Precision Castparts Corp.	3.900%	1/15/43	375	392
Precision Castparts Corp.	4.375%	6/15/45	325	365
Raytheon Co.	3.125%	10/15/20	425	429
Raytheon Co.	2.500%	12/15/22	845	850
Raytheon Co.	3.150%	12/15/24	225	233
Raytheon Co.	7.200%	8/15/27	75	98
Raytheon Co.	4.875%	10/15/40	225	267
Raytheon Co.	4.700%	12/15/41	925	1,086
Republic Services Inc.	5.250%	11/15/21	1,625	1,730
Republic Services Inc.	3.550%	6/1/22	1,300	1,333
Republic Services Inc.	3.200%	3/15/25	500	516
Republic Services Inc.	6.200%	3/1/40	475	625
Republic Services Inc.	5.700%	5/15/41	500	631
Rockwell Automation Inc.	3.500%	3/1/29	400	425
Rockwell Automation Inc.	4.200%	3/1/49	475	532
Rockwell Collins Inc.	3.100%	11/15/21	675	685
Rockwell Collins Inc.	2.800%	3/15/22	750	757
Rockwell Collins Inc.	3.200%	3/15/24	775	793
Rockwell Collins Inc.	3.500%	3/15/27	1,000	1,043
Rockwell Collins Inc.	4.800%	12/15/43	235	268
Rockwell Collins Inc.	4.350%	4/15/47	775	849
Roper Technologies Inc.	2.800%	12/15/21	400	403
Roper Technologies Inc.	3.850%	12/15/25	250	263
Roper Technologies Inc.	3.800%	12/15/26	500	518
Roper Technologies Inc.	4.200%	9/15/28	650	694
Snap-on Inc.	6.125%	9/1/21	300	325
Snap-on Inc.	3.250%	3/1/27	225	233
Snap-on Inc.	4.100%	3/1/48	275	297
Sonoco Products Co.	5.750%	11/1/40	490	562
Spirit AeroSystems Inc.	3.950%	6/15/23	2,200	2,269
Spirit AeroSystems Inc.	3.850%	6/15/26	335	335

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Spirit AeroSystems Inc.	4.600%	6/15/28	500	526
Stanley Black & Decker Inc.	3.400%	12/1/21	450	459
Stanley Black & Decker Inc.	2.900%	11/1/22	500	508
Stanley Black & Decker Inc.	3.400%	3/1/26	225	235
Stanley Black & Decker Inc.	5.200%	9/1/40	300	354
Stanley Black & Decker Inc.	4.850%	11/15/48	400	472
Textron Inc.	4.300%	3/1/24	625	667
Textron Inc.	3.875%	3/1/25	200	208
Textron Inc.	4.000%	3/15/26	300	315
Textron Inc.	3.650%	3/15/27	1,025	1,055
Textron Inc.	3.375%	3/1/28	325	326
Textron Inc.	3.900%	9/17/29	600	627
Timken Co.	3.875%	9/1/24	200	206
Timken Co.	4.500%	12/15/28	400	417
United Technologies Corp.	3.350%	8/16/21	1,000	1,022
United Technologies Corp.	1.950%	11/1/21	900	891
United Technologies Corp.	3.100%	6/1/22	1,800	1,840
United Technologies Corp.	3.650%	8/16/23	1,700	1,779
United Technologies Corp.	2.800%	5/4/24	500	507
United Technologies Corp.	3.950%	8/16/25	1,525	1,642
United Technologies Corp.	2.650%	11/1/26	1,075	1,071
United Technologies Corp.	6.700%	8/1/28	150	193
United Technologies Corp.	4.125%	11/16/28	2,420	2,646
United Technologies Corp.	7.500%	9/15/29	900	1,239
United Technologies Corp.	5.400%	5/1/35	500	606
United Technologies Corp.	6.050%	6/1/36	285	365
United Technologies Corp.	6.125%	7/15/38	925	1,225
United Technologies Corp.	4.450%	11/16/38	1,000	1,117
United Technologies Corp.	5.700%	4/15/40	625	796
United Technologies Corp.	4.500%	6/1/42	3,225	3,633
United Technologies Corp.	4.150%	5/15/45	50	54
United Technologies Corp.	3.750%	11/1/46	900	911
United Technologies Corp.	4.050%	5/4/47	800	857
United Technologies Corp.	4.625%	11/16/48	1,375	1,601
Valmont Industries Inc.	5.000%	10/1/44	510	511
Valmont Industries Inc.	5.250%	10/1/54	300	295
Vulcan Materials Co.	4.500%	4/1/25	250	267
Vulcan Materials Co.	4.500%	6/15/47	950	915
Wabtec Corp.	4.400%	3/15/24	1,100	1,163
Wabtec Corp.	3.450%	11/15/26	625	605
Wabtec Corp.	4.950%	9/15/28	750	800
Waste Connections Inc.	3.500%	5/1/29	950	987
Waste Management Inc.	4.600%	3/1/21	275	284
Waste Management Inc.	2.900%	9/15/22	191	194
Waste Management Inc.	2.400%	5/15/23	1,100	1,101
Waste Management Inc.	3.500%	5/15/24	750	785
Waste Management Inc.	2.950%	6/15/24	600	613
Waste Management Inc.	3.125%	3/1/25	250	258
Waste Management Inc.	3.200%	6/15/26	400	415
Waste Management Inc.	3.150%	11/15/27	1,600	1,648
Waste Management Inc.	3.450%	6/15/29	775	813
Waste Management Inc.	3.900%	3/1/35	250	264
Waste Management Inc.	4.000%	7/15/39	425	454
Waste Management Inc.	4.100%	3/1/45	500	539
Waste Management Inc.	4.150%	7/15/49	825	906
WW Grainger Inc.	4.600%	6/15/45	900	996
WW Grainger Inc.	3.750%	5/15/46	325	320
WW Grainger Inc.	4.200%	5/15/47	350	371
Xylem Inc.	3.250%	11/1/26	300	303
Xylem Inc.	4.375%	11/1/46	475	493

Communication (1.0%)
Activision Blizzard Inc.	2.300%	9/15/21	500	499
Activision Blizzard Inc.	2.600%	6/15/22	350	352

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Activision Blizzard Inc.	3.400%	9/15/26	1,047	1,059
Activision Blizzard Inc.	4.500%	6/15/47	325	336
America Movil SAB de CV	3.125%	7/16/22	1,060	1,078
America Movil SAB de CV	3.625%	4/22/29	700	726
America Movil SAB de CV	6.375%	3/1/35	800	1,042
America Movil SAB de CV	6.125%	11/15/37	300	384
America Movil SAB de CV	6.125%	3/30/40	1,900	2,473
America Movil SAB de CV	4.375%	7/16/42	950	1,016
America Movil SAB de CV	4.375%	4/22/49	600	645
American Tower Corp.	3.300%	2/15/21	600	607
American Tower Corp.	5.900%	11/1/21	3,099	3,333
American Tower Corp.	2.250%	1/15/22	350	348
American Tower Corp.	3.500%	1/31/23	1,075	1,109
American Tower Corp.	5.000%	2/15/24	1,900	2,089
American Tower Corp.	4.000%	6/1/25	450	474
American Tower Corp.	3.375%	10/15/26	1,669	1,695
American Tower Corp.	3.125%	1/15/27	575	569
American Tower Corp.	3.950%	3/15/29	475	495
American Tower Corp.	3.800%	8/15/29	1,075	1,106
AT&T Corp.	8.750%	11/15/31	1,031	1,430
AT&T Inc.	4.600%	2/15/21	900	926
AT&T Inc.	4.000%	1/15/22	205	213
AT&T Inc.	3.000%	2/15/22	2,000	2,029
AT&T Inc.	3.200%	3/1/22	1,175	1,198
AT&T Inc.	3.400%	6/15/22	400	411
AT&T Inc.	3.000%	6/30/22	1,750	1,781
AT&T Inc.	3.600%	2/17/23	1,735	1,797
AT&T Inc.	4.050%	12/15/23	375	397
AT&T Inc.	3.800%	3/1/24	525	551
AT&T Inc.	4.450%	4/1/24	575	619
AT&T Inc.	3.550%	6/1/24	525	545
AT&T Inc.	3.950%	1/15/25	2,225	2,349
AT&T Inc.	3.400%	5/15/25	3,975	4,080
AT&T Inc.	3.600%	7/15/25	825	855
AT&T Inc.	3.875%	1/15/26	965	1,012
AT&T Inc.	4.125%	2/17/26	3,044	3,238
AT&T Inc.	3.800%	2/15/27	2,570	2,670
AT&T Inc.	4.250%	3/1/27	1,475	1,574
AT&T Inc.	4.100%	2/15/28	1,574	1,667
AT&T Inc.	4.350%	3/1/29	2,000	2,140
AT&T Inc.	4.300%	2/15/30	2,949	3,141
AT&T Inc.	4.500%	5/15/35	1,330	1,392
AT&T Inc.	5.250%	3/1/37	2,325	2,607
AT&T Inc.	4.900%	8/15/37	3,405	3,676
AT&T Inc.	4.850%	3/1/39	1,600	1,708
AT&T Inc.	6.200%	3/15/40	300	358
AT&T Inc.	6.350%	3/15/40	525	646
AT&T Inc.	6.100%	7/15/40	375	449
AT&T Inc.	5.350%	9/1/40	2,205	2,474
AT&T Inc.	6.375%	3/1/41	862	1,074
AT&T Inc.	5.550%	8/15/41	410	474
AT&T Inc.	5.375%	10/15/41	405	449
AT&T Inc.	5.150%	3/15/42	1,000	1,091
AT&T Inc.	4.900%	6/15/42	900	953
AT&T Inc.	4.300%	12/15/42	1,523	1,504
AT&T Inc.	5.350%	12/15/43	1,000	1,099
AT&T Inc.	4.650%	6/1/44	725	747
AT&T Inc.	4.800%	6/15/44	2,050	2,162
AT&T Inc.	4.350%	6/15/45	1,575	1,567
AT&T Inc.	4.750%	5/15/46	2,850	3,004
AT&T Inc.	5.150%	11/15/46	6,000	6,625
AT&T Inc.	4.550%	3/9/49	2,962	3,023
AT&T Inc.	5.150%	2/15/50	2,000	2,202
AT&T Inc.	5.300%	8/15/58	1,301	1,441

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bell Canada Inc.	4.300%	7/29/49	400	431
British Telecommunications plc	4.500%	12/4/23	500	535
British Telecommunications plc	5.125%	12/4/28	650	725
British Telecommunications plc	9.625%	12/15/30	2,000	3,012
CBS Corp.	4.300%	2/15/21	550	564
CBS Corp.	3.375%	3/1/22	725	741
CBS Corp.	2.500%	2/15/23	750	745
CBS Corp.	2.900%	6/1/23	325	328
CBS Corp.	3.700%	8/15/24	575	595
CBS Corp.	3.500%	1/15/25	500	511
CBS Corp.	4.000%	1/15/26	500	524
CBS Corp.	2.900%	1/15/27	2,133	2,068
CBS Corp.	3.375%	2/15/28	375	373
CBS Corp.	4.200%	6/1/29	400	422
CBS Corp.	7.875%	7/30/30	375	511
CBS Corp.	5.500%	5/15/33	350	400
CBS Corp.	4.850%	7/1/42	675	720
CBS Corp.	4.900%	8/15/44	700	745
CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	1,000	1,046
Charter Communications Operating LLC / Charter Communications Operating Capital	3.579%	7/23/20	1,600	1,614
Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	2,415	2,535
Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	1,030	1,096
Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	3,975	4,314
Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	1,880	1,887
Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	1,000	1,101
Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	1,675	1,956
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	2,760	3,265
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	2,050	2,157
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	3,025	3,344
Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	1,500	1,523
Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	325	385
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,108	1,365
Comcast Corp.	3.300%	10/1/20	1,000	1,013
Comcast Corp.	3.450%	10/1/21	2,575	2,649
Comcast Corp.	3.125%	7/15/22	800	822
Comcast Corp.	2.750%	3/1/23	2,350	2,378
Comcast Corp.	3.000%	2/1/24	3,325	3,418
Comcast Corp.	3.600%	3/1/24	350	369
Comcast Corp.	3.375%	8/15/25	2,225	2,326
Comcast Corp.	3.950%	10/15/25	700	754
Comcast Corp.	3.150%	3/1/26	2,000	2,064
Comcast Corp.	2.350%	1/15/27	1,930	1,878
Comcast Corp.	3.300%	2/1/27	1,075	1,111
Comcast Corp.	3.150%	2/15/28	1,275	1,306
Comcast Corp.	4.150%	10/15/28	4,425	4,876
Comcast Corp.	4.250%	10/15/30	1,000	1,110
Comcast Corp.	4.250%	1/15/33	1,275	1,429
Comcast Corp.	7.050%	3/15/33	1,025	1,427
Comcast Corp.	4.200%	8/15/34	400	442
Comcast Corp.	5.650%	6/15/35	1,080	1,348
Comcast Corp.	4.400%	8/15/35	600	668
Comcast Corp.	3.200%	7/15/36	700	680

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Comcast Corp.	6.450%	3/15/37	1,350	1,822
	Comcast Corp.	6.950%	8/15/37	1,020	1,446
	Comcast Corp.	3.900%	3/1/38	725	763
	Comcast Corp.	6.400%	5/15/38	468	630
	Comcast Corp.	4.600%	10/15/38	1,100	1,251
	Comcast Corp.	6.550%	7/1/39	350	476
	Comcast Corp.	6.400%	3/1/40	450	610
	Comcast Corp.	4.650%	7/15/42	2,065	2,372
	Comcast Corp.	4.500%	1/15/43	250	279
	Comcast Corp.	4.750%	3/1/44	400	464
	Comcast Corp.	4.600%	8/15/45	1,175	1,326
	Comcast Corp.	3.400%	7/15/46	2,810	2,675
	Comcast Corp.	4.000%	8/15/47	700	737
	Comcast Corp.	3.969%	11/1/47	1,871	1,956
	Comcast Corp.	4.700%	10/15/48	3,200	3,719
	Comcast Corp.	3.999%	11/1/49	1,803	1,883
	Comcast Corp.	4.049%	11/1/52	317	334
	Comcast Corp.	4.950%	10/15/58	2,000	2,416
	Crown Castle International Corp.	3.400%	2/15/21	1,375	1,394
	Crown Castle International Corp.	2.250%	9/1/21	2,050	2,039
	Crown Castle International Corp.	4.875%	4/15/22	550	584
	Crown Castle International Corp.	5.250%	1/15/23	375	407
	Crown Castle International Corp.	3.150%	7/15/23	625	635
	Crown Castle International Corp.	3.200%	9/1/24	525	535
	Crown Castle International Corp.	4.450%	2/15/26	1,405	1,517
	Crown Castle International Corp.	3.700%	6/15/26	975	1,008
	Crown Castle International Corp.	3.650%	9/1/27	1,190	1,225
	Crown Castle International Corp.	3.800%	2/15/28	1,125	1,165
	Crown Castle International Corp.	4.750%	5/15/47	300	323
	Crown Castle International Corp.	5.200%	2/15/49	300	341
	Deutsche Telekom International Finance BV	8.750%	6/15/30	3,450	4,961
	Discovery Communications LLC	4.375%	6/15/21	655	677
	Discovery Communications LLC	3.500%	6/15/22	625	639
	Discovery Communications LLC	2.950%	3/20/23	600	605
	Discovery Communications LLC	3.250%	4/1/23	475	482
	Discovery Communications LLC	3.800%	3/13/24	210	217
	Discovery Communications LLC	3.900%	11/15/24	400	417
	Discovery Communications LLC	3.450%	3/15/25	1,350	1,367
	Discovery Communications LLC	3.950%	6/15/25	375	389
	Discovery Communications LLC	4.900%	3/11/26	650	711
	Discovery Communications LLC	3.950%	3/20/28	1,375	1,417
	Discovery Communications LLC	5.000%	9/20/37	950	992
	Discovery Communications LLC	6.350%	6/1/40	705	831
	Discovery Communications LLC	4.950%	5/15/42	1,033	1,041
	Discovery Communications LLC	5.200%	9/20/47	1,230	1,288
	Discovery Communications LLC	5.300%	5/15/49	589	632
	Electronic Arts Inc.	3.700%	3/1/21	1,725	1,758
	Electronic Arts Inc.	4.800%	3/1/26	275	306
7	Fox Corp.	3.666%	1/25/22	675	697
7	Fox Corp.	4.030%	1/25/24	1,475	1,563
7	Fox Corp.	4.709%	1/25/29	1,550	1,727
7	Fox Corp.	5.476%	1/25/39	950	1,117
7	Fox Corp.	5.576%	1/25/49	2,000	2,434
	Grupo Televisa SAB	6.625%	3/18/25	450	522
	Grupo Televisa SAB	4.625%	1/30/26	550	576
	Grupo Televisa SAB	8.500%	3/11/32	50	66
	Grupo Televisa SAB	6.625%	1/15/40	500	598
	Grupo Televisa SAB	5.000%	5/13/45	1,640	1,655
	Grupo Televisa SAB	5.250%	5/24/49	200	206
	Interpublic Group of Cos. Inc.	3.500%	10/1/20	200	202
	Interpublic Group of Cos. Inc.	3.750%	10/1/21	250	257
	Interpublic Group of Cos. Inc.	3.750%	2/15/23	750	779
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	350	377
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	425	464

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Interpublic Group of Cos. Inc.	5.400%	10/1/48	550	611
Koninklijke KPN NV	8.375%	10/1/30	650	852
Moody’s Corp.	5.500%	9/1/20	500	517
Moody’s Corp.	2.750%	12/15/21	375	378
Moody’s Corp.	4.500%	9/1/22	335	354
Moody’s Corp.	4.875%	2/15/24	425	464
Moody’s Corp.	4.875%	12/17/48	300	350
NBCUniversal Media LLC	4.375%	4/1/21	205	213
NBCUniversal Media LLC	2.875%	1/15/23	1,932	1,972
NBCUniversal Media LLC	6.400%	4/30/40	480	650
NBCUniversal Media LLC	5.950%	4/1/41	1,075	1,414
NBCUniversal Media LLC	4.450%	1/15/43	1,000	1,091
Omnicom Group Inc./ Omnicom Capital Inc.	4.450%	8/15/20	500	511
Omnicom Group Inc./ Omnicom Capital Inc.	3.625%	5/1/22	1,100	1,136
Omnicom Group Inc./ Omnicom Capital Inc.	3.650%	11/1/24	650	680
Omnicom Group Inc./ Omnicom Capital Inc.	3.600%	4/15/26	1,150	1,174
Orange SA	4.125%	9/14/21	802	834
Orange SA	9.000%	3/1/31	2,260	3,429
Orange SA	5.375%	1/13/42	700	849
RELX Capital Inc.	3.125%	10/15/22	705	717
RELX Capital Inc.	3.500%	3/16/23	575	593
RELX Capital Inc.	4.000%	3/18/29	300	316
Rogers Communications Inc.	3.000%	3/15/23	230	234
Rogers Communications Inc.	4.100%	10/1/23	300	318
Rogers Communications Inc.	3.625%	12/15/25	475	498
Rogers Communications Inc.	4.500%	3/15/43	540	590
Rogers Communications Inc.	5.000%	3/15/44	950	1,099
Rogers Communications Inc.	4.350%	5/1/49	2,000	2,159
S&P Global Inc.	3.300%	8/14/20	575	581
S&P Global Inc.	4.000%	6/15/25	550	597
S&P Global Inc.	4.400%	2/15/26	750	826
S&P Global Inc.	6.550%	11/15/37	350	473
S&P Global Inc.	4.500%	5/15/48	500	571
Telefonica Emisiones SAU	5.213%	3/8/47	2,000	2,199
Telefonica Emisiones SAU	5.462%	2/16/21	1,350	1,414
Telefonica Emisiones SAU	4.570%	4/27/23	675	726
Telefonica Emisiones SAU	4.103%	3/8/27	1,175	1,246
Telefonica Emisiones SAU	7.045%	6/20/36	1,535	2,005
Telefonica Emisiones SAU	4.665%	3/6/38	600	622
Telefonica Emisiones SAU	4.895%	3/6/48	1,000	1,049
Telefonica Emisiones SAU	5.520%	3/1/49	1,000	1,147
Telefonica Europe BV	8.250%	9/15/30	780	1,092
TELUS Corp.	2.800%	2/16/27	500	491
TELUS Corp.	4.300%	6/15/49	1,000	1,060
Thomson Reuters Corp.	4.300%	11/23/23	560	595
Thomson Reuters Corp.	3.350%	5/15/26	400	401
Thomson Reuters Corp.	5.500%	8/15/35	350	384
Thomson Reuters Corp.	5.850%	4/15/40	895	1,029
Time Warner Cable LLC	4.125%	2/15/21	500	510
Time Warner Cable LLC	4.000%	9/1/21	775	795
Time Warner Cable LLC	6.550%	5/1/37	1,300	1,489
Time Warner Cable LLC	7.300%	7/1/38	1,435	1,744
Time Warner Cable LLC	6.750%	6/15/39	1,350	1,559
Time Warner Cable LLC	5.875%	11/15/40	950	1,033
Time Warner Cable LLC	5.500%	9/1/41	1,325	1,387
Time Warner Cable LLC	4.500%	9/15/42	950	887
Time Warner Entertainment Co. LP	8.375%	3/15/23	825	976
Time Warner Entertainment Co. LP	8.375%	7/15/33	650	875
Verizon Communications Inc.	3.450%	3/15/21	300	306
Verizon Communications Inc.	4.600%	4/1/21	2,165	2,252
Verizon Communications Inc.	2.946%	3/15/22	800	816
Verizon Communications Inc.	3.125%	3/16/22	1,550	1,588
Verizon Communications Inc.	2.450%	11/1/22	875	881
Verizon Communications Inc.	5.150%	9/15/23	3,390	3,783

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Verizon Communications Inc.	4.150%	3/15/24	500	537
	Verizon Communications Inc.	3.500%	11/1/24	1,475	1,548
	Verizon Communications Inc.	3.376%	2/15/25	2,626	2,737
	Verizon Communications Inc.	2.625%	8/15/26	2,437	2,416
	Verizon Communications Inc.	4.125%	3/16/27	50	54
	Verizon Communications Inc.	4.329%	9/21/28	5,207	5,753
7	Verizon Communications Inc.	4.016%	12/3/29	3,624	3,919
	Verizon Communications Inc.	4.500%	8/10/33	2,325	2,608
	Verizon Communications Inc.	4.400%	11/1/34	2,200	2,431
	Verizon Communications Inc.	4.272%	1/15/36	2,359	2,545
	Verizon Communications Inc.	5.250%	3/16/37	3,500	4,187
	Verizon Communications Inc.	4.812%	3/15/39	1,325	1,519
	Verizon Communications Inc.	4.750%	11/1/41	700	788
	Verizon Communications Inc.	3.850%	11/1/42	950	965
	Verizon Communications Inc.	4.125%	8/15/46	980	1,018
	Verizon Communications Inc.	4.862%	8/21/46	3,707	4,311
	Verizon Communications Inc.	5.500%	3/16/47	1,245	1,569
	Verizon Communications Inc.	4.522%	9/15/48	3,816	4,267
	Verizon Communications Inc.	5.012%	4/15/49	2,000	2,388
	Verizon Communications Inc.	5.012%	8/21/54	1,200	1,432
	Verizon Communications Inc.	4.672%	3/15/55	3,500	3,970
	Viacom Inc.	3.875%	12/15/21	495	508
	Viacom Inc.	4.250%	9/1/23	1,175	1,242
	Viacom Inc.	3.875%	4/1/24	388	404
	Viacom Inc.	6.875%	4/30/36	940	1,187
	Viacom Inc.	4.375%	3/15/43	1,337	1,306
	Viacom Inc.	5.850%	9/1/43	1,075	1,267
	Vodafone Group plc	3.750%	1/16/24	1,750	1,829
	Vodafone Group plc	4.125%	5/30/25	1,170	1,246
	Vodafone Group plc	4.375%	5/30/28	3,995	4,300
	Vodafone Group plc	7.875%	2/15/30	625	842
	Vodafone Group plc	6.250%	11/30/32	425	525
	Vodafone Group plc	5.000%	5/30/38	1,630	1,758
	Vodafone Group plc	4.375%	2/19/43	1,125	1,112
	Vodafone Group plc	5.250%	5/30/48	2,325	2,571
	Vodafone Group plc	4.875%	6/19/49	1,000	1,049
7	Walt Disney Co.	5.650%	8/15/20	500	519
	Walt Disney Co.	2.150%	9/17/20	1,200	1,201
	Walt Disney Co.	2.300%	2/12/21	650	652
7	Walt Disney Co.	4.500%	2/15/21	846	878
	Walt Disney Co.	2.750%	8/16/21	50	51
	Walt Disney Co.	2.550%	2/15/22	932	941
	Walt Disney Co.	2.450%	3/4/22	375	378
7	Walt Disney Co.	3.000%	9/15/22	825	842
7	Walt Disney Co.	3.700%	9/15/24	1,000	1,064
	Walt Disney Co.	3.150%	9/17/25	600	630
7	Walt Disney Co.	3.700%	10/15/25	500	534
	Walt Disney Co.	1.850%	7/30/26	1,415	1,371
7	Walt Disney Co.	3.375%	11/15/26	281	295
	Walt Disney Co.	7.000%	3/1/32	50	71
7	Walt Disney Co.	6.550%	3/15/33	392	541
7	Walt Disney Co.	6.200%	12/15/34	975	1,313
7	Walt Disney Co.	6.400%	12/15/35	1,550	2,123
7	Walt Disney Co.	6.150%	3/1/37	800	1,085
7	Walt Disney Co.	6.900%	8/15/39	485	719
7	Walt Disney Co.	6.150%	2/15/41	1,280	1,766
	Walt Disney Co.	4.375%	8/16/41	325	374
	Walt Disney Co.	4.125%	12/1/41	485	538
	Walt Disney Co.	3.700%	12/1/42	400	423
7	Walt Disney Co.	5.400%	10/1/43	2,000	2,603
7	Walt Disney Co.	4.750%	9/15/44	690	837
	WPP Finance 2010	4.750%	11/21/21	625	655
	WPP Finance 2010	3.625%	9/7/22	400	412
	WPP Finance 2010	3.750%	9/19/24	525	542

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Consumer Cyclical (0.8%)
Advance Auto Parts Inc.	4.500%	1/15/22	175	183
Advance Auto Parts Inc.	4.500%	12/1/23	400	429
Alibaba Group Holding Ltd.	3.125%	11/28/21	700	710
Alibaba Group Holding Ltd.	2.800%	6/6/23	200	201
Alibaba Group Holding Ltd.	3.600%	11/28/24	1,625	1,694
Alibaba Group Holding Ltd.	3.400%	12/6/27	2,600	2,631
Alibaba Group Holding Ltd.	4.500%	11/28/34	600	656
Alibaba Group Holding Ltd.	4.000%	12/6/37	700	713
Alibaba Group Holding Ltd.	4.200%	12/6/47	1,400	1,463
Alibaba Group Holding Ltd.	4.400%	12/6/57	700	742
Amazon.com Inc.	1.900%	8/21/20	625	623
Amazon.com Inc.	3.300%	12/5/21	775	800
Amazon.com Inc.	2.500%	11/29/22	475	479
Amazon.com Inc.	2.400%	2/22/23	1,150	1,161
Amazon.com Inc.	2.800%	8/22/24	500	514
Amazon.com Inc.	3.800%	12/5/24	1,000	1,077
Amazon.com Inc.	5.200%	12/3/25	875	1,022
Amazon.com Inc.	3.150%	8/22/27	2,350	2,469
Amazon.com Inc.	4.800%	12/5/34	975	1,198
Amazon.com Inc.	3.875%	8/22/37	2,290	2,522
Amazon.com Inc.	4.950%	12/5/44	1,275	1,605
Amazon.com Inc.	4.050%	8/22/47	2,400	2,709
Amazon.com Inc.	4.250%	8/22/57	1,785	2,052
American Honda Finance Corp.	1.950%	7/20/20	600	599
American Honda Finance Corp.	2.450%	9/24/20	725	726
American Honda Finance Corp.	3.150%	1/8/21	600	608
American Honda Finance Corp.	2.650%	2/12/21	1,300	1,308
American Honda Finance Corp.	1.650%	7/12/21	500	494
American Honda Finance Corp.	1.700%	9/9/21	1,725	1,704
American Honda Finance Corp.	3.375%	12/10/21	400	410
American Honda Finance Corp.	2.600%	11/16/22	500	505
American Honda Finance Corp.	3.450%	7/14/23	400	417
American Honda Finance Corp.	3.625%	10/10/23	400	420
American Honda Finance Corp.	2.900%	2/16/24	1,725	1,756
American Honda Finance Corp.	2.400%	6/27/24	400	398
American Honda Finance Corp.	2.300%	9/9/26	250	242
American Honda Finance Corp.	3.500%	2/15/28	400	420
Aptiv plc	4.250%	1/15/26	700	732
Aptiv plc	4.350%	3/15/29	150	158
Aptiv plc	4.400%	10/1/46	225	209
Aptiv plc	5.400%	3/15/49	305	320
Automatic Data Processing Inc.	2.250%	9/15/20	575	575
Automatic Data Processing Inc.	3.375%	9/15/25	675	712
AutoNation Inc.	3.350%	1/15/21	500	503
AutoNation Inc.	3.500%	11/15/24	600	596
AutoNation Inc.	4.500%	10/1/25	500	518
AutoNation Inc.	3.800%	11/15/27	250	244
AutoZone Inc.	3.700%	4/15/22	700	721
AutoZone Inc.	2.875%	1/15/23	250	253
AutoZone Inc.	3.125%	7/15/23	275	281
AutoZone Inc.	3.125%	4/18/24	430	440
AutoZone Inc.	3.250%	4/15/25	260	265
AutoZone Inc.	3.125%	4/21/26	300	302
AutoZone Inc.	3.750%	6/1/27	700	730
AutoZone Inc.	3.750%	4/18/29	350	364
Best Buy Co. Inc.	5.500%	3/15/21	125	130
Best Buy Co. Inc.	4.450%	10/1/28	850	896
Block Financial LLC	4.125%	10/1/20	313	318
Block Financial LLC	5.500%	11/1/22	500	533
Block Financial LLC	5.250%	10/1/25	350	375
Booking Holdings Inc.	2.750%	3/15/23	400	405
Booking Holdings Inc.	3.650%	3/15/25	400	423

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Booking Holdings Inc.	3.600%	6/1/26	1,330	1,402
Booking Holdings Inc.	3.550%	3/15/28	450	470
BorgWarner Inc.	4.625%	9/15/20	50	51
BorgWarner Inc.	3.375%	3/15/25	250	257
BorgWarner Inc.	4.375%	3/15/45	500	490
Carnival Corp.	3.950%	10/15/20	450	459
Costco Wholesale Corp.	2.150%	5/18/21	350	350
Costco Wholesale Corp.	2.250%	2/15/22	300	301
Costco Wholesale Corp.	2.300%	5/18/22	900	905
Costco Wholesale Corp.	2.750%	5/18/24	1,075	1,104
Costco Wholesale Corp.	3.000%	5/18/27	800	827
Cummins Inc.	3.650%	10/1/23	350	370
Cummins Inc.	7.125%	3/1/28	150	197
Cummins Inc.	4.875%	10/1/43	400	478
Daimler Finance North America LLC	8.500%	1/18/31	905	1,344
Darden Restaurants Inc.	3.850%	5/1/27	750	774
Darden Restaurants Inc.	4.550%	2/15/48	250	249
Delphi Corp.	4.150%	3/15/24	575	603
Dollar General Corp.	3.250%	4/15/23	1,300	1,333
Dollar General Corp.	4.150%	11/1/25	500	538
Dollar General Corp.	3.875%	4/15/27	150	155
Dollar General Corp.	4.125%	5/1/28	400	426
Dollar Tree Inc.	3.700%	5/15/23	475	492
Dollar Tree Inc.	4.000%	5/15/25	1,450	1,506
Dollar Tree Inc.	4.200%	5/15/28	1,145	1,184
DR Horton Inc.	4.375%	9/15/22	150	156
DR Horton Inc.	4.750%	2/15/23	700	740
DR Horton Inc.	5.750%	8/15/23	325	356
eBay Inc.	3.250%	10/15/20	125	126
eBay Inc.	2.875%	8/1/21	450	453
eBay Inc.	3.800%	3/9/22	500	517
eBay Inc.	2.600%	7/15/22	1,000	1,002
eBay Inc.	2.750%	1/30/23	425	427
eBay Inc.	3.450%	8/1/24	800	823
eBay Inc.	3.600%	6/5/27	650	665
eBay Inc.	4.000%	7/15/42	600	555
Expedia Group Inc.	5.950%	8/15/20	1,750	1,813
Expedia Group Inc.	4.500%	8/15/24	435	462
Expedia Group Inc.	5.000%	2/15/26	200	217
Expedia Group Inc.	3.800%	2/15/28	600	609
Ford Motor Co.	4.346%	12/8/26	650	655
Ford Motor Co.	6.625%	10/1/28	375	422
Ford Motor Co.	6.375%	2/1/29	275	297
Ford Motor Co.	7.450%	7/16/31	2,110	2,490
Ford Motor Co.	4.750%	1/15/43	950	824
Ford Motor Co.	7.400%	11/1/46	300	333
Ford Motor Co.	5.291%	12/8/46	900	831
Ford Motor Credit Co. LLC	3.157%	8/4/20	1,400	1,405
Ford Motor Credit Co. LLC	2.343%	11/2/20	775	769
Ford Motor Credit Co. LLC	3.200%	1/15/21	1,050	1,052
Ford Motor Credit Co. LLC	3.336%	3/18/21	1,500	1,506
Ford Motor Credit Co. LLC	5.875%	8/2/21	1,675	1,765
Ford Motor Credit Co. LLC	3.813%	10/12/21	400	405
Ford Motor Credit Co. LLC	5.596%	1/7/22	750	794
Ford Motor Credit Co. LLC	3.219%	1/9/22	3,126	3,128
Ford Motor Credit Co. LLC	3.339%	3/28/22	850	853
Ford Motor Credit Co. LLC	2.979%	8/3/22	2,700	2,669
Ford Motor Credit Co. LLC	4.250%	9/20/22	775	793
Ford Motor Credit Co. LLC	4.375%	8/6/23	850	872
Ford Motor Credit Co. LLC	5.584%	3/18/24	1,800	1,927
Ford Motor Credit Co. LLC	3.664%	9/8/24	500	492
Ford Motor Credit Co. LLC	4.687%	6/9/25	500	514
Ford Motor Credit Co. LLC	4.134%	8/4/25	900	899
Ford Motor Credit Co. LLC	4.389%	1/8/26	688	689

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ford Motor Credit Co. LLC	3.815%	11/2/27	550	524
Ford Motor Credit Co. LLC	5.113%	5/3/29	1,450	1,476
General Motors Co.	4.875%	10/2/23	1,955	2,070
General Motors Co.	4.000%	4/1/25	325	330
General Motors Co.	5.000%	10/1/28	900	942
General Motors Co.	5.000%	4/1/35	680	665
General Motors Co.	6.600%	4/1/36	600	660
General Motors Co.	5.150%	4/1/38	825	810
General Motors Co.	6.250%	10/2/43	935	985
General Motors Co.	5.200%	4/1/45	1,245	1,191
General Motors Co.	6.750%	4/1/46	665	741
General Motors Co.	5.400%	4/1/48	675	654
General Motors Co.	5.950%	4/1/49	750	781
General Motors Financial Co. Inc.	3.200%	7/13/20	1,150	1,155
General Motors Financial Co. Inc.	2.450%	11/6/20	1,300	1,295
General Motors Financial Co. Inc.	3.700%	11/24/20	975	987
General Motors Financial Co. Inc.	4.200%	3/1/21	625	638
General Motors Financial Co. Inc.	3.550%	4/9/21	625	632
General Motors Financial Co. Inc.	3.200%	7/6/21	1,600	1,609
General Motors Financial Co. Inc.	4.375%	9/25/21	375	387
General Motors Financial Co. Inc.	4.200%	11/6/21	400	412
General Motors Financial Co. Inc.	3.450%	1/14/22	900	911
General Motors Financial Co. Inc.	3.450%	4/10/22	3,640	3,685
General Motors Financial Co. Inc.	3.150%	6/30/22	300	301
General Motors Financial Co. Inc.	3.550%	7/8/22	800	813
General Motors Financial Co. Inc.	3.250%	1/5/23	750	753
General Motors Financial Co. Inc.	3.700%	5/9/23	1,000	1,012
General Motors Financial Co. Inc.	4.250%	5/15/23	1,295	1,336
General Motors Financial Co. Inc.	4.150%	6/19/23	900	926
General Motors Financial Co. Inc.	5.100%	1/17/24	600	641
General Motors Financial Co. Inc.	3.950%	4/13/24	800	816
General Motors Financial Co. Inc.	3.500%	11/7/24	900	894
General Motors Financial Co. Inc.	4.000%	1/15/25	650	659
General Motors Financial Co. Inc.	4.350%	4/9/25	1,500	1,547
General Motors Financial Co. Inc.	5.250%	3/1/26	575	616
General Motors Financial Co. Inc.	4.000%	10/6/26	400	403
General Motors Financial Co. Inc.	4.350%	1/17/27	1,210	1,229
General Motors Financial Co. Inc.	3.850%	1/5/28	400	390
General Motors Financial Co. Inc.	5.650%	1/17/29	625	686
GLP Capital LP / GLP Financing II Inc.	4.875%	11/1/20	825	839
GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	100	101
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	500	539
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	625	669
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	800	863
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	100	110
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	825	890
Harley-Davidson Inc.	3.500%	7/28/25	300	304
Harley-Davidson Inc.	4.625%	7/28/45	500	504
Harman International Industries Inc.	4.150%	5/15/25	275	290
Home Depot Inc.	2.000%	4/1/21	1,175	1,174
Home Depot Inc.	4.400%	4/1/21	825	853
Home Depot Inc.	3.250%	3/1/22	700	722
Home Depot Inc.	2.625%	6/1/22	990	1,006
Home Depot Inc.	2.700%	4/1/23	600	613
Home Depot Inc.	3.750%	2/15/24	3,085	3,290
Home Depot Inc.	3.350%	9/15/25	500	529
Home Depot Inc.	3.000%	4/1/26	500	516
Home Depot Inc.	2.800%	9/14/27	75	76
Home Depot Inc.	3.900%	12/6/28	400	440
Home Depot Inc.	2.950%	6/15/29	700	715
Home Depot Inc.	5.875%	12/16/36	2,495	3,297
Home Depot Inc.	5.400%	9/15/40	400	510
Home Depot Inc.	5.950%	4/1/41	775	1,046
Home Depot Inc.	4.200%	4/1/43	975	1,082

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Home Depot Inc.	4.875%	2/15/44	1,050	1,267
Home Depot Inc.	4.400%	3/15/45	500	574
Home Depot Inc.	4.250%	4/1/46	1,320	1,480
Home Depot Inc.	3.900%	6/15/47	900	973
Home Depot Inc.	4.500%	12/6/48	1,175	1,376
Home Depot Inc.	3.500%	9/15/56	700	686
Hyatt Hotels Corp.	3.375%	7/15/23	800	818
Hyatt Hotels Corp.	4.850%	3/15/26	100	109
Hyatt Hotels Corp.	4.375%	9/15/28	350	370
IHS Markit Ltd.	3.625%	5/1/24	400	412
IHS Markit Ltd.	4.750%	8/1/28	600	655
IHS Markit Ltd.	4.250%	5/1/29	400	421
JD.com Inc.	3.125%	4/29/21	200	201
JD.com Inc.	3.875%	4/29/26	400	399
Kohl’s Corp.	4.250%	7/17/25	625	648
Kohl’s Corp.	5.550%	7/17/45	350	348
Lear Corp.	5.250%	1/15/25	700	725
Lear Corp.	3.800%	9/15/27	500	495
Lear Corp.	4.250%	5/15/29	400	403
Lear Corp.	5.250%	5/15/49	500	494
Lowe’s Cos. Inc.	3.750%	4/15/21	205	209
Lowe’s Cos. Inc.	3.800%	11/15/21	250	257
Lowe’s Cos. Inc.	3.120%	4/15/22	450	458
Lowe’s Cos. Inc.	3.875%	9/15/23	300	316
Lowe’s Cos. Inc.	3.125%	9/15/24	400	411
Lowe’s Cos. Inc.	3.375%	9/15/25	975	1,011
Lowe’s Cos. Inc.	2.500%	4/15/26	1,700	1,666
Lowe’s Cos. Inc.	3.100%	5/3/27	642	648
Lowe’s Cos. Inc.	3.650%	4/5/29	1,200	1,253
Lowe’s Cos. Inc.	4.650%	4/15/42	575	609
Lowe’s Cos. Inc.	4.250%	9/15/44	225	226
Lowe’s Cos. Inc.	4.375%	9/15/45	1,225	1,269
Lowe’s Cos. Inc.	3.700%	4/15/46	2,330	2,185
Lowe’s Cos. Inc.	4.050%	5/3/47	1,200	1,184
Lowe’s Cos. Inc.	4.550%	4/5/49	900	963
Macy’s Retail Holdings Inc.	3.450%	1/15/21	310	312
Macy’s Retail Holdings Inc.	3.875%	1/15/22	150	152
Macy’s Retail Holdings Inc.	2.875%	2/15/23	530	519
Macy’s Retail Holdings Inc.	4.375%	9/1/23	595	608
Macy’s Retail Holdings Inc.	3.625%	6/1/24	415	408
Macy’s Retail Holdings Inc.	4.500%	12/15/34	325	299
Magna International Inc.	3.625%	6/15/24	825	858
Magna International Inc.	4.150%	10/1/25	300	319
Marriott International Inc.	3.375%	10/15/20	850	858
Marriott International Inc.	2.875%	3/1/21	500	503
Marriott International Inc.	3.125%	10/15/21	350	354
Marriott International Inc.	2.300%	1/15/22	400	398
Marriott International Inc.	3.750%	3/15/25	525	545
Marriott International Inc.	3.750%	10/1/25	200	208
Marriott International Inc.	3.125%	6/15/26	595	595
Marriott International Inc.	4.000%	4/15/28	425	447
Marriott International Inc.	3.600%	4/15/24	500	521
Mastercard Inc.	2.000%	11/21/21	350	349
Mastercard Inc.	3.375%	4/1/24	1,000	1,053
Mastercard Inc.	2.950%	11/21/26	510	525
Mastercard Inc.	3.500%	2/26/28	450	485
Mastercard Inc.	2.950%	6/1/29	400	411
Mastercard Inc.	3.800%	11/21/46	350	374
Mastercard Inc.	3.950%	2/26/48	550	611
Mastercard Inc.	3.650%	6/1/49	900	948
McDonald’s Corp.	2.750%	12/9/20	725	729
McDonald’s Corp.	2.625%	1/15/22	2,092	2,113
McDonald’s Corp.	3.350%	4/1/23	650	674
McDonald’s Corp.	3.375%	5/26/25	2,680	2,800

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
McDonald’s Corp.	3.700%	1/30/26	1,125	1,197
McDonald’s Corp.	3.500%	3/1/27	200	210
McDonald’s Corp.	3.800%	4/1/28	700	749
McDonald’s Corp.	4.700%	12/9/35	575	655
McDonald’s Corp.	6.300%	3/1/38	100	130
McDonald’s Corp.	5.700%	2/1/39	375	461
McDonald’s Corp.	3.700%	2/15/42	1,225	1,189
McDonald’s Corp.	3.625%	5/1/43	400	384
McDonald’s Corp.	4.600%	5/26/45	925	1,013
McDonald’s Corp.	4.875%	12/9/45	1,225	1,409
McDonald’s Corp.	4.450%	3/1/47	450	489
McDonald’s Corp.	4.450%	9/1/48	900	978
NIKE Inc.	2.250%	5/1/23	50	50
NIKE Inc.	2.375%	11/1/26	1,000	1,000
NIKE Inc.	3.625%	5/1/43	125	129
NIKE Inc.	3.875%	11/1/45	1,000	1,061
NIKE Inc.	3.375%	11/1/46	650	640
Nordstrom Inc.	4.000%	10/15/21	585	601
Nordstrom Inc.	4.000%	3/15/27	400	403
Nordstrom Inc.	6.950%	3/15/28	200	233
Nordstrom Inc.	5.000%	1/15/44	672	626
NVR Inc.	3.950%	9/15/22	200	207
O’Reilly Automotive Inc.	4.875%	1/14/21	50	52
O’Reilly Automotive Inc.	4.625%	9/15/21	150	156
O’Reilly Automotive Inc.	3.800%	9/1/22	255	264
O’Reilly Automotive Inc.	3.850%	6/15/23	300	313
O’Reilly Automotive Inc.	3.550%	3/15/26	200	205
O’Reilly Automotive Inc.	3.600%	9/1/27	700	717
PACCAR Financial Corp.	2.500%	8/14/20	225	226
PACCAR Financial Corp.	2.050%	11/13/20	400	400
PACCAR Financial Corp.	2.250%	2/25/21	200	200
PACCAR Financial Corp.	2.800%	3/1/21	325	328
PACCAR Financial Corp.	3.150%	8/9/21	300	305
PACCAR Financial Corp.	2.850%	3/1/22	250	254
PACCAR Financial Corp.	2.650%	5/10/22	475	481
PACCAR Financial Corp.	2.300%	8/10/22	250	250
PACCAR Financial Corp.	3.400%	8/9/23	300	311
QVC Inc.	5.125%	7/2/22	25	26
QVC Inc.	4.375%	3/15/23	75	76
QVC Inc.	4.850%	4/1/24	975	1,006
QVC Inc.	4.450%	2/15/25	300	303
QVC Inc.	5.950%	3/15/43	325	312
Ralph Lauren Corp.	2.625%	8/18/20	225	225
Ralph Lauren Corp.	3.750%	9/15/25	100	106
Royal Caribbean Cruises Ltd.	2.650%	11/28/20	175	175
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	475	514
Royal Caribbean Cruises Ltd.	3.700%	3/15/28	700	701
Sands China Ltd.	4.600%	8/8/23	1,495	1,570
Sands China Ltd.	5.125%	8/8/25	1,500	1,612
Sands China Ltd.	5.400%	8/8/28	1,600	1,744
Starbucks Corp.	2.200%	11/22/20	275	275
Starbucks Corp.	2.100%	2/4/21	350	349
Starbucks Corp.	2.700%	6/15/22	725	731
Starbucks Corp.	3.100%	3/1/23	750	768
Starbucks Corp.	3.850%	10/1/23	585	616
Starbucks Corp.	3.800%	8/15/25	1,150	1,227
Starbucks Corp.	2.450%	6/15/26	665	658
Starbucks Corp.	3.500%	3/1/28	500	524
Starbucks Corp.	4.000%	11/15/28	250	271
Starbucks Corp.	4.300%	6/15/45	175	184
Starbucks Corp.	3.750%	12/1/47	600	586
Starbucks Corp.	4.500%	11/15/48	800	870
Tapestry Inc.	3.000%	7/15/22	450	451
Tapestry Inc.	4.250%	4/1/25	450	471

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tapestry Inc.	4.125%	7/15/27	475	479
Target Corp.	3.875%	7/15/20	370	376
Target Corp.	2.900%	1/15/22	850	869
Target Corp.	3.500%	7/1/24	1,325	1,406
Target Corp.	2.500%	4/15/26	775	779
Target Corp.	3.375%	4/15/29	850	899
Target Corp.	6.350%	11/1/32	363	491
Target Corp.	6.500%	10/15/37	450	636
Target Corp.	7.000%	1/15/38	300	447
Target Corp.	4.000%	7/1/42	1,225	1,319
Target Corp.	3.625%	4/15/46	1,300	1,325
Target Corp.	3.900%	11/15/47	600	642
TJX Cos. Inc.	2.750%	6/15/21	625	631
TJX Cos. Inc.	2.500%	5/15/23	800	810
TJX Cos. Inc.	2.250%	9/15/26	1,400	1,372
Toyota Motor Corp.	3.183%	7/20/21	850	870
Toyota Motor Corp.	2.157%	7/2/22	400	400
Toyota Motor Corp.	3.419%	7/20/23	895	933
Toyota Motor Corp.	2.358%	7/2/24	400	400
Toyota Motor Corp.	3.669%	7/20/28	500	541
Toyota Motor Corp.	2.760%	7/2/29	400	402
Toyota Motor Credit Corp.	4.250%	1/11/21	300	310
Toyota Motor Credit Corp.	1.900%	4/8/21	1,000	995
Toyota Motor Credit Corp.	2.950%	4/13/21	850	861
Toyota Motor Credit Corp.	2.750%	5/17/21	500	505
Toyota Motor Credit Corp.	3.400%	9/15/21	305	313
Toyota Motor Credit Corp.	2.600%	1/11/22	700	707
Toyota Motor Credit Corp.	3.300%	1/12/22	950	976
Toyota Motor Credit Corp.	2.650%	4/12/22	2,100	2,125
Toyota Motor Credit Corp.	2.800%	7/13/22	700	712
Toyota Motor Credit Corp.	2.150%	9/8/22	650	649
Toyota Motor Credit Corp.	2.625%	1/10/23	550	557
Toyota Motor Credit Corp.	2.700%	1/11/23	750	761
Toyota Motor Credit Corp.	2.900%	4/17/24	950	971
Toyota Motor Credit Corp.	3.400%	4/14/25	100	105
Toyota Motor Credit Corp.	3.200%	1/11/27	750	779
Toyota Motor Credit Corp.	3.050%	1/11/28	850	874
Toyota Motor Credit Corp.	3.650%	1/8/29	450	485
VF Corp.	3.500%	9/1/21	305	313
VF Corp.	6.450%	11/1/37	300	401
Visa Inc.	2.200%	12/14/20	2,200	2,203
Visa Inc.	2.150%	9/15/22	500	501
Visa Inc.	2.800%	12/14/22	1,500	1,535
Visa Inc.	3.150%	12/14/25	3,725	3,909
Visa Inc.	2.750%	9/15/27	875	892
Visa Inc.	4.150%	12/14/35	1,300	1,488
Visa Inc.	4.300%	12/14/45	3,030	3,581
Visa Inc.	3.650%	9/15/47	655	704
Walgreen Co.	3.100%	9/15/22	800	813
Walgreen Co.	4.400%	9/15/42	610	576
Walgreens Boots Alliance Inc.	3.300%	11/18/21	400	408
Walgreens Boots Alliance Inc.	3.800%	11/18/24	1,525	1,584
Walgreens Boots Alliance Inc.	3.450%	6/1/26	975	984
Walgreens Boots Alliance Inc.	4.500%	11/18/34	625	640
Walgreens Boots Alliance Inc.	4.800%	11/18/44	955	951
Walgreens Boots Alliance Inc.	4.650%	6/1/46	350	346
Walmart Inc.	3.250%	10/25/20	1,635	1,661
Walmart Inc.	1.900%	12/15/20	965	964
Walmart Inc.	3.125%	6/23/21	1,325	1,354
Walmart Inc.	2.350%	12/15/22	975	984
Walmart Inc.	2.550%	4/11/23	575	583
Walmart Inc.	3.400%	6/26/23	1,650	1,732
Walmart Inc.	3.300%	4/22/24	1,225	1,287
Walmart Inc.	2.850%	7/8/24	2,275	2,347

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Walmart Inc.	2.650%	12/15/24	875	894
Walmart Inc.	3.550%	6/26/25	1,275	1,360
Walmart Inc.	3.050%	7/8/26	1,700	1,780
Walmart Inc.	5.875%	4/5/27	335	415
Walmart Inc.	3.700%	6/26/28	2,050	2,237
Walmart Inc.	3.250%	7/8/29	1,485	1,565
Walmart Inc.	7.550%	2/15/30	480	684
Walmart Inc.	5.250%	9/1/35	1,640	2,091
Walmart Inc.	6.200%	4/15/38	570	812
Walmart Inc.	3.950%	6/28/38	1,350	1,506
Walmart Inc.	5.625%	4/1/40	625	839
Walmart Inc.	5.000%	10/25/40	235	294
Walmart Inc.	5.625%	4/15/41	750	1,012
Walmart Inc.	4.000%	4/11/43	1,120	1,242
Walmart Inc.	4.300%	4/22/44	616	712
Walmart Inc.	3.625%	12/15/47	800	854
Walmart Inc.	4.050%	6/29/48	1,675	1,915
Western Union Co.	3.600%	3/15/22	1,100	1,126
Western Union Co.	6.200%	11/17/36	410	444
Western Union Co.	6.200%	6/21/40	440	474
Consumer Noncyclical (1.7%)
Abbott Laboratories	2.900%	11/30/21	2,700	2,743
Abbott Laboratories	2.550%	3/15/22	675	681
Abbott Laboratories	3.400%	11/30/23	1,225	1,276
Abbott Laboratories	2.950%	3/15/25	100	103
Abbott Laboratories	3.875%	9/15/25	375	403
Abbott Laboratories	3.750%	11/30/26	1,502	1,618
Abbott Laboratories	4.750%	11/30/36	1,675	1,977
Abbott Laboratories	6.150%	11/30/37	425	574
Abbott Laboratories	6.000%	4/1/39	250	328
Abbott Laboratories	5.300%	5/27/40	310	377
Abbott Laboratories	4.750%	4/15/43	550	622
Abbott Laboratories	4.900%	11/30/46	2,525	3,099
AbbVie Inc.	2.300%	5/14/21	1,600	1,595
AbbVie Inc.	3.375%	11/14/21	1,000	1,020
AbbVie Inc.	2.900%	11/6/22	2,500	2,527
AbbVie Inc.	3.200%	11/6/22	1,075	1,095
AbbVie Inc.	2.850%	5/14/23	1,025	1,034
AbbVie Inc.	3.750%	11/14/23	1,250	1,302
AbbVie Inc.	3.600%	5/14/25	3,170	3,281
AbbVie Inc.	3.200%	5/14/26	1,625	1,637
AbbVie Inc.	4.250%	11/14/28	1,650	1,760
AbbVie Inc.	4.500%	5/14/35	1,945	1,994
AbbVie Inc.	4.300%	5/14/36	1,125	1,127
AbbVie Inc.	4.400%	11/6/42	2,189	2,148
AbbVie Inc.	4.700%	5/14/45	2,507	2,551
AbbVie Inc.	4.450%	5/14/46	1,560	1,522
AbbVie Inc.	4.875%	11/14/48	900	941
Actavis Inc.	3.250%	10/1/22	1,400	1,421
Advocate Health & Hospitals Corp.	3.829%	8/15/28	225	244
Advocate Health & Hospitals Corp.	4.272%	8/15/48	375	421
Agilent Technologies Inc.	5.000%	7/15/20	275	282
Agilent Technologies Inc.	3.200%	10/1/22	1,000	1,016
Agilent Technologies Inc.	3.875%	7/15/23	400	417
Agilent Technologies Inc.	3.050%	9/22/26	450	453
AHS Hospital Corp.	5.024%	7/1/45	325	404
Allergan Finance LLC	4.625%	10/1/42	930	929
Allergan Funding SCS	3.450%	3/15/22	1,957	1,996
Allergan Funding SCS	3.850%	6/15/24	975	1,014
Allergan Funding SCS	3.800%	3/15/25	2,407	2,494
Allergan Funding SCS	4.550%	3/15/35	1,650	1,680
Allergan Funding SCS	4.850%	6/15/44	845	876
Allergan Inc.	3.375%	9/15/20	525	531

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Allergan Inc.	2.800%	3/15/23	225	224
Allina Health System	3.887%	4/15/49	325	343
Altria Group Inc.	4.750%	5/5/21	1,200	1,250
Altria Group Inc.	3.490%	2/14/22	500	513
Altria Group Inc.	2.850%	8/9/22	2,300	2,320
Altria Group Inc.	2.950%	5/2/23	200	201
Altria Group Inc.	4.000%	1/31/24	1,300	1,367
Altria Group Inc.	3.800%	2/14/24	550	573
Altria Group Inc.	4.400%	2/14/26	1,200	1,281
Altria Group Inc.	2.625%	9/16/26	350	336
Altria Group Inc.	4.800%	2/14/29	2,325	2,504
Altria Group Inc.	5.800%	2/14/39	1,925	2,148
Altria Group Inc.	4.250%	8/9/42	785	722
Altria Group Inc.	4.500%	5/2/43	575	547
Altria Group Inc.	5.375%	1/31/44	1,325	1,419
Altria Group Inc.	3.875%	9/16/46	675	599
Altria Group Inc.	5.950%	2/14/49	2,000	2,262
Altria Group Inc.	6.200%	2/14/59	400	452
AmerisourceBergen Corp.	3.500%	11/15/21	850	867
AmerisourceBergen Corp.	3.400%	5/15/24	400	411
AmerisourceBergen Corp.	3.250%	3/1/25	325	331
AmerisourceBergen Corp.	3.450%	12/15/27	800	815
AmerisourceBergen Corp.	4.250%	3/1/45	100	96
AmerisourceBergen Corp.	4.300%	12/15/47	725	698
Amgen Inc.	3.450%	10/1/20	275	278
Amgen Inc.	4.100%	6/15/21	1,360	1,401
Amgen Inc.	1.850%	8/19/21	500	495
Amgen Inc.	3.875%	11/15/21	1,365	1,407
Amgen Inc.	2.700%	5/1/22	225	227
Amgen Inc.	2.650%	5/11/22	1,200	1,209
Amgen Inc.	3.625%	5/15/22	625	644
Amgen Inc.	2.250%	8/19/23	800	795
Amgen Inc.	3.625%	5/22/24	1,150	1,208
Amgen Inc.	3.125%	5/1/25	300	307
Amgen Inc.	2.600%	8/19/26	1,845	1,809
Amgen Inc.	4.950%	10/1/41	100	112
Amgen Inc.	5.150%	11/15/41	775	888
Amgen Inc.	4.400%	5/1/45	2,100	2,225
Amgen Inc.	4.563%	6/15/48	1,231	1,336
Amgen Inc.	4.663%	6/15/51	3,739	4,068
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	5,320	5,805
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	2,494	2,616
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	11,540	12,818
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	721	725
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	647	653
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	2,322	2,394
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	384	405
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,000	981
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	675	717
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	587	604
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	1,425	1,435
Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	612	638
Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	1,535	1,661
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	2,020	2,175
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	3,730	4,213
Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	700	806
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	1,225	1,296
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	1,100
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	500	593
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,075	1,190
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	1,750	1,668

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	1,900	2,019
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	1,412	1,474
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	3,200	3,887
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	1,200	1,277
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	505	630
	Archer-Daniels-Midland Co.	4.479%	3/1/21	631	655
	Archer-Daniels-Midland Co.	3.375%	3/15/22	350	361
	Archer-Daniels-Midland Co.	2.500%	8/11/26	825	825
	Archer-Daniels-Midland Co.	5.935%	10/1/32	280	361
	Archer-Daniels-Midland Co.	4.535%	3/26/42	350	395
	Archer-Daniels-Midland Co.	4.016%	4/16/43	600	637
	Archer-Daniels-Midland Co.	3.750%	9/15/47	900	921
	Archer-Daniels-Midland Co.	4.500%	3/15/49	525	609
	Ascension Health	3.945%	11/15/46	650	701
4	Ascension Health	4.847%	11/15/53	250	307
	AstraZeneca plc	2.375%	11/16/20	1,300	1,300
	AstraZeneca plc	2.375%	6/12/22	900	906
	AstraZeneca plc	3.500%	8/17/23	590	614
	AstraZeneca plc	3.375%	11/16/25	1,500	1,566
	AstraZeneca plc	3.125%	6/12/27	775	792
	AstraZeneca plc	4.000%	1/17/29	675	736
	AstraZeneca plc	6.450%	9/15/37	1,705	2,293
	AstraZeneca plc	4.000%	9/18/42	670	702
	AstraZeneca plc	4.375%	11/16/45	1,175	1,296
	AstraZeneca plc	4.375%	8/17/48	330	368
	BAT Capital Corp.	2.297%	8/14/20	1,825	1,820
	BAT Capital Corp.	2.764%	8/15/22	1,950	1,953
	BAT Capital Corp.	3.222%	8/15/24	1,625	1,638
	BAT Capital Corp.	3.557%	8/15/27	2,725	2,711
	BAT Capital Corp.	4.390%	8/15/37	1,950	1,853
	BAT Capital Corp.	4.540%	8/15/47	1,525	1,409
	Baxalta Inc.	3.600%	6/23/22	97	99
	Baxalta Inc.	4.000%	6/23/25	417	444
	Baxalta Inc.	5.250%	6/23/45	265	321
	Baxter International Inc.	1.700%	8/15/21	400	395
	Baxter International Inc.	2.600%	8/15/26	400	395
	Baxter International Inc.	3.500%	8/15/46	375	350
	Baylor Scott & White Holdings	4.185%	11/15/45	400	437
	Beam Suntory Inc.	3.250%	5/15/22	25	25
	Beam Suntory Inc.	3.250%	6/15/23	50	50
	Becton Dickinson & Co.	3.250%	11/12/20	1,140	1,151
	Becton Dickinson & Co.	3.125%	11/8/21	440	446
	Becton Dickinson & Co.	2.894%	6/6/22	1,475	1,494
	Becton Dickinson & Co.	3.300%	3/1/23	225	227
	Becton Dickinson & Co.	3.363%	6/6/24	3,775	3,894
	Becton Dickinson & Co.	3.734%	12/15/24	1,386	1,453
	Becton Dickinson & Co.	3.700%	6/6/27	1,630	1,702
	Becton Dickinson & Co.	4.875%	5/15/44	88	95
	Becton Dickinson & Co.	4.685%	12/15/44	919	1,017
	Becton Dickinson & Co.	4.669%	6/6/47	1,100	1,230
	Bio-Rad Laboratories Inc.	4.875%	12/15/20	325	334
	Biogen Inc.	2.900%	9/15/20	1,460	1,467
	Biogen Inc.	3.625%	9/15/22	1,125	1,161
	Biogen Inc.	4.050%	9/15/25	1,225	1,314
	Biogen Inc.	5.200%	9/15/45	1,545	1,725
	Boston Scientific Corp.	3.375%	5/15/22	200	206
	Boston Scientific Corp.	4.125%	10/1/23	125	133
	Boston Scientific Corp.	3.450%	3/1/24	500	523
	Boston Scientific Corp.	3.850%	5/15/25	600	638
	Boston Scientific Corp.	3.750%	3/1/26	600	636
	Boston Scientific Corp.	4.000%	3/1/28	825	888
	Boston Scientific Corp.	4.000%	3/1/29	675	728
	Boston Scientific Corp.	7.000%	11/15/35	325	434
	Boston Scientific Corp.	4.550%	3/1/39	750	830

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Boston Scientific Corp.	7.375%	1/15/40	225	319
	Boston Scientific Corp.	4.700%	3/1/49	800	917
7	Bristol-Myers Squibb Co.	2.550%	5/14/21	900	906
7	Bristol-Myers Squibb Co.	2.600%	5/16/22	1,225	1,239
	Bristol-Myers Squibb Co.	2.000%	8/1/22	1,200	1,193
	Bristol-Myers Squibb Co.	3.250%	11/1/23	125	130
7	Bristol-Myers Squibb Co.	2.900%	7/26/24	2,700	2,758
7	Bristol-Myers Squibb Co.	3.200%	6/15/26	1,785	1,850
7	Bristol-Myers Squibb Co.	3.400%	7/26/29	2,800	2,920
7	Bristol-Myers Squibb Co.	4.125%	6/15/39	1,555	1,683
	Bristol-Myers Squibb Co.	3.250%	8/1/42	390	363
	Bristol-Myers Squibb Co.	4.500%	3/1/44	405	454
7	Bristol-Myers Squibb Co.	4.250%	10/26/49	2,855	3,142
	Brown-Forman Corp.	3.500%	4/15/25	350	369
	Brown-Forman Corp.	4.500%	7/15/45	395	456
	Bunge Ltd. Finance Corp.	3.000%	9/25/22	475	477
	Bunge Ltd. Finance Corp.	4.350%	3/15/24	625	650
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	650	629
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	500	491
	Campbell Soup Co.	3.300%	3/15/21	500	506
	Campbell Soup Co.	3.650%	3/15/23	975	1,003
	Campbell Soup Co.	3.950%	3/15/25	950	988
	Campbell Soup Co.	3.300%	3/19/25	700	701
	Campbell Soup Co.	4.150%	3/15/28	1,000	1,044
	Campbell Soup Co.	3.800%	8/2/42	200	174
	Campbell Soup Co.	4.800%	3/15/48	550	557
	Cardinal Health Inc.	4.625%	12/15/20	415	426
	Cardinal Health Inc.	2.616%	6/15/22	1,075	1,079
	Cardinal Health Inc.	3.200%	3/15/23	325	330
	Cardinal Health Inc.	3.079%	6/15/24	950	956
	Cardinal Health Inc.	3.750%	9/15/25	225	233
	Cardinal Health Inc.	3.410%	6/15/27	885	879
	Cardinal Health Inc.	4.600%	3/15/43	400	377
	Cardinal Health Inc.	4.500%	11/15/44	250	230
	Cardinal Health Inc.	4.900%	9/15/45	450	439
	Cardinal Health Inc.	4.368%	6/15/47	500	457
4	Catholic Health Initiatives	4.350%	11/1/42	650	652
	Celgene Corp.	2.875%	8/15/20	1,225	1,231
	Celgene Corp.	3.950%	10/15/20	800	816
	Celgene Corp.	2.875%	2/19/21	525	529
	Celgene Corp.	2.250%	8/15/21	300	299
	Celgene Corp.	3.250%	8/15/22	750	771
	Celgene Corp.	3.550%	8/15/22	625	647
	Celgene Corp.	2.750%	2/15/23	575	581
	Celgene Corp.	3.250%	2/20/23	700	719
	Celgene Corp.	4.000%	8/15/23	450	476
	Celgene Corp.	3.625%	5/15/24	975	1,019
	Celgene Corp.	3.875%	8/15/25	2,195	2,348
	Celgene Corp.	3.450%	11/15/27	395	408
	Celgene Corp.	3.900%	2/20/28	1,200	1,274
	Celgene Corp.	5.700%	10/15/40	75	88
	Celgene Corp.	5.250%	8/15/43	850	1,004
	Celgene Corp.	4.625%	5/15/44	650	736
	Celgene Corp.	5.000%	8/15/45	1,600	1,889
	Celgene Corp.	4.350%	11/15/47	1,000	1,102
	Celgene Corp.	4.550%	2/20/48	750	851
	Children’s Hospital Medical Center	4.268%	5/15/44	150	167
	Children’s Hospital Medical Center	4.115%	1/1/47	200	219
	CHRISTUS Health	4.341%	7/1/28	425	471
	Church & Dwight Co. Inc.	2.450%	8/1/22	100	100
	Church & Dwight Co. Inc.	3.150%	8/1/27	350	353
	Church & Dwight Co. Inc.	3.950%	8/1/47	325	326
7	Cigna Corp.	3.200%	9/17/20	1,500	1,513
7	Cigna Corp.	3.750%	7/15/23	950	987

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
7	Cigna Corp.	4.125%	11/15/25	1,150	1,221
7	Cigna Corp.	4.375%	10/15/28	2,625	2,821
7	Cigna Corp.	4.800%	8/15/38	1,520	1,630
7	Cigna Corp.	4.900%	12/15/48	2,490	2,703
	City of Hope	5.623%	11/15/43	250	327
	City of Hope	4.378%	8/15/48	500	546
	Cleveland Clinic Foundation	4.858%	1/1/14	325	390
	Clorox Co.	3.800%	11/15/21	1,125	1,166
	Clorox Co.	3.500%	12/15/24	600	628
	Clorox Co.	3.100%	10/1/27	150	153
	Clorox Co.	3.900%	5/15/28	400	432
	Coca-Cola Co.	1.875%	10/27/20	1,200	1,197
	Coca-Cola Co.	2.450%	11/1/20	800	803
	Coca-Cola Co.	3.150%	11/15/20	1,052	1,067
	Coca-Cola Co.	1.550%	9/1/21	900	890
	Coca-Cola Co.	3.300%	9/1/21	1,210	1,242
	Coca-Cola Co.	2.200%	5/25/22	400	402
	Coca-Cola Co.	3.200%	11/1/23	1,650	1,717
	Coca-Cola Co.	2.875%	10/27/25	1,225	1,267
	Coca-Cola Co.	2.550%	6/1/26	325	329
	Coca-Cola Co.	2.250%	9/1/26	1,400	1,388
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	350	367
	Coca-Cola European Partners plc	3.500%	9/15/20	600	607
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	1,200	1,258
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	650	780
	Colgate-Palmolive Co.	2.450%	11/15/21	340	344
	Colgate-Palmolive Co.	1.950%	2/1/23	400	400
	Colgate-Palmolive Co.	2.100%	5/1/23	275	274
	Colgate-Palmolive Co.	3.250%	3/15/24	750	786
	Colgate-Palmolive Co.	4.000%	8/15/45	450	498
	Colgate-Palmolive Co.	3.700%	8/1/47	350	372
	CommonSpirit Health	2.950%	11/1/22	200	202
	Conagra Brands Inc.	3.800%	10/22/21	950	976
	Conagra Brands Inc.	3.250%	9/15/22	750	761
	Conagra Brands Inc.	3.200%	1/25/23	683	697
	Conagra Brands Inc.	4.300%	5/1/24	625	662
	Conagra Brands Inc.	4.600%	11/1/25	150	163
	Conagra Brands Inc.	7.000%	10/1/28	100	123
	Conagra Brands Inc.	4.850%	11/1/28	1,025	1,133
	Conagra Brands Inc.	8.250%	9/15/30	250	340
	Conagra Brands Inc.	5.300%	11/1/38	825	896
	Conagra Brands Inc.	5.400%	11/1/48	825	899
	Constellation Brands Inc.	2.250%	11/6/20	400	399
	Constellation Brands Inc.	3.750%	5/1/21	350	358
	Constellation Brands Inc.	2.700%	5/9/22	475	478
	Constellation Brands Inc.	2.650%	11/7/22	1,150	1,153
	Constellation Brands Inc.	3.200%	2/15/23	750	766
	Constellation Brands Inc.	4.250%	5/1/23	900	954
	Constellation Brands Inc.	4.750%	11/15/24	375	413
	Constellation Brands Inc.	4.400%	11/15/25	400	438
	Constellation Brands Inc.	4.750%	12/1/25	500	552
	Constellation Brands Inc.	3.700%	12/6/26	550	577
	Constellation Brands Inc.	3.500%	5/9/27	450	462
	Constellation Brands Inc.	3.600%	2/15/28	800	824
	Constellation Brands Inc.	4.650%	11/15/28	375	417
	Constellation Brands Inc.	4.500%	5/9/47	375	388
	Constellation Brands Inc.	4.100%	2/15/48	525	517
	Constellation Brands Inc.	5.250%	11/15/48	400	463
	Covidien International Finance SA	3.200%	6/15/22	1,500	1,541
	Covidien International Finance SA	2.950%	6/15/23	250	255
	CVS Health Corp.	2.800%	7/20/20	1,775	1,780
	CVS Health Corp.	3.350%	3/9/21	2,200	2,231
	CVS Health Corp.	2.125%	6/1/21	1,700	1,688
	CVS Health Corp.	3.500%	7/20/22	2,975	3,052

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CVS Health Corp.	2.750%	12/1/22	975	978
CVS Health Corp.	4.750%	12/1/22	775	823
CVS Health Corp.	3.700%	3/9/23	4,315	4,453
CVS Health Corp.	4.000%	12/5/23	100	105
CVS Health Corp.	3.375%	8/12/24	360	368
CVS Health Corp.	4.100%	3/25/25	3,835	4,044
CVS Health Corp.	3.875%	7/20/25	2,182	2,279
CVS Health Corp.	2.875%	6/1/26	1,450	1,421
CVS Health Corp.	4.300%	3/25/28	7,190	7,560
CVS Health Corp.	4.875%	7/20/35	525	550
CVS Health Corp.	4.780%	3/25/38	3,925	4,058
CVS Health Corp.	6.125%	9/15/39	375	437
CVS Health Corp.	5.300%	12/5/43	650	700
CVS Health Corp.	5.125%	7/20/45	2,775	2,955
CVS Health Corp.	5.050%	3/25/48	6,840	7,239
Danaher Corp.	2.400%	9/15/20	400	400
Danaher Corp.	3.350%	9/15/25	500	522
Danaher Corp.	4.375%	9/15/45	325	362
Dartmouth-Hitchcock Health	4.178%	8/1/48	300	320
Delhaize America LLC	9.000%	4/15/31	475	685
Diageo Capital plc	4.828%	7/15/20	500	513
Diageo Capital plc	2.625%	4/29/23	2,000	2,024
Diageo Capital plc	5.875%	9/30/36	250	327
Diageo Capital plc	3.875%	4/29/43	25	27
Diageo Investment Corp.	2.875%	5/11/22	1,400	1,424
Diageo Investment Corp.	7.450%	4/15/35	325	469
Diageo Investment Corp.	4.250%	5/11/42	650	724
Dignity Health	3.125%	11/1/22	150	152
Dignity Health	4.500%	11/1/42	550	559
Dignity Health	5.267%	11/1/64	225	254
Dignity Health	3.812%	11/1/24	100	105
Duke University Health System Inc.	3.920%	6/1/47	450	484
Edwards Lifesciences Corp.	4.300%	6/15/28	375	403
Eli Lilly & Co.	2.350%	5/15/22	200	202
Eli Lilly & Co.	2.750%	6/1/25	805	821
Eli Lilly & Co.	3.100%	5/15/27	500	520
Eli Lilly & Co.	3.375%	3/15/29	925	985
Eli Lilly & Co.	3.875%	3/15/39	825	889
Eli Lilly & Co.	3.700%	3/1/45	1,200	1,246
Eli Lilly & Co.	3.950%	5/15/47	225	242
Eli Lilly & Co.	3.950%	3/15/49	1,200	1,296
Eli Lilly & Co.	4.150%	3/15/59	850	929
Estee Lauder Cos. Inc.	1.700%	5/10/21	400	396
Estee Lauder Cos. Inc.	3.150%	3/15/27	400	414
Estee Lauder Cos. Inc.	6.000%	5/15/37	150	197
Estee Lauder Cos. Inc.	4.375%	6/15/45	375	431
Estee Lauder Cos. Inc.	4.150%	3/15/47	675	755
Express Scripts Holding Co.	2.600%	11/30/20	1,500	1,503
Express Scripts Holding Co.	3.300%	2/25/21	675	684
Express Scripts Holding Co.	4.750%	11/15/21	975	1,022
Express Scripts Holding Co.	3.900%	2/15/22	815	842
Express Scripts Holding Co.	3.050%	11/30/22	500	507
Express Scripts Holding Co.	3.000%	7/15/23	1,375	1,391
Express Scripts Holding Co.	3.500%	6/15/24	1,775	1,823
Express Scripts Holding Co.	4.500%	2/25/26	1,655	1,787
Express Scripts Holding Co.	3.400%	3/1/27	1,350	1,367
Express Scripts Holding Co.	6.125%	11/15/41	334	405
Express Scripts Holding Co.	4.800%	7/15/46	1,250	1,314
Flowers Foods Inc.	4.375%	4/1/22	175	183
Flowers Foods Inc.	3.500%	10/1/26	350	352
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	551	595
Genentech Inc.	5.250%	7/15/35	200	241
General Mills Inc.	3.150%	12/15/21	775	788
General Mills Inc.	2.600%	10/12/22	450	452

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
General Mills Inc.	3.700%	10/17/23	2,250	2,354
General Mills Inc.	3.650%	2/15/24	325	339
General Mills Inc.	3.200%	2/10/27	375	380
General Mills Inc.	4.200%	4/17/28	1,150	1,236
General Mills Inc.	4.550%	4/17/38	400	423
General Mills Inc.	5.400%	6/15/40	345	399
General Mills Inc.	4.150%	2/15/43	375	369
General Mills Inc.	4.700%	4/17/48	475	512
Gilead Sciences Inc.	2.550%	9/1/20	975	978
Gilead Sciences Inc.	4.500%	4/1/21	775	801
Gilead Sciences Inc.	4.400%	12/1/21	2,902	3,034
Gilead Sciences Inc.	3.250%	9/1/22	625	642
Gilead Sciences Inc.	2.500%	9/1/23	1,025	1,032
Gilead Sciences Inc.	3.700%	4/1/24	2,350	2,481
Gilead Sciences Inc.	3.500%	2/1/25	1,345	1,409
Gilead Sciences Inc.	3.650%	3/1/26	3,215	3,401
Gilead Sciences Inc.	2.950%	3/1/27	175	177
Gilead Sciences Inc.	4.600%	9/1/35	650	729
Gilead Sciences Inc.	4.000%	9/1/36	200	209
Gilead Sciences Inc.	5.650%	12/1/41	825	1,027
Gilead Sciences Inc.	4.800%	4/1/44	1,400	1,588
Gilead Sciences Inc.	4.500%	2/1/45	1,025	1,122
Gilead Sciences Inc.	4.750%	3/1/46	2,100	2,374
Gilead Sciences Inc.	4.150%	3/1/47	1,925	2,018
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	75	76
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	1,050	1,093
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	1,350	1,432
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	1,750	1,910
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	180	226
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,220	3,083
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	300	334
GlaxoSmithKline Capital plc	3.125%	5/14/21	1,700	1,728
GlaxoSmithKline Capital plc	2.850%	5/8/22	450	457
GlaxoSmithKline Capital plc	2.875%	6/1/22	2,000	2,035
GlaxoSmithKline Capital plc	3.000%	6/1/24	900	927
GlaxoSmithKline Capital plc	3.375%	6/1/29	775	819
Hackensack Meridian Health	4.500%	7/1/57	225	254
Hackensack Meridian Health	4.211%	7/1/48	500	545
Hasbro Inc.	3.150%	5/15/21	200	202
Hasbro Inc.	6.350%	3/15/40	400	467
Hasbro Inc.	5.100%	5/15/44	350	358
HCA Inc.	5.875%	3/15/22	400	437
HCA Inc.	4.750%	5/1/23	1,075	1,149
HCA Inc.	5.000%	3/15/24	1,625	1,767
HCA Inc.	5.250%	4/15/25	1,350	1,495
HCA Inc.	5.250%	6/15/26	1,200	1,324
HCA Inc.	4.500%	2/15/27	125	133
HCA Inc.	4.125%	6/15/29	1,595	1,639
HCA Inc.	5.125%	6/15/39	800	834
HCA Inc.	5.500%	6/15/47	1,225	1,312
HCA Inc.	5.250%	6/15/49	1,600	1,664
Hershey Co.	4.125%	12/1/20	215	221
Hershey Co.	3.100%	5/15/21	400	407
Hershey Co.	2.625%	5/1/23	250	254
Hershey Co.	3.375%	5/15/23	825	862
Hershey Co.	3.200%	8/21/25	245	256
Hershey Co.	2.300%	8/15/26	425	416
Hillshire Brands Co.	4.100%	9/15/20	175	177
Indiana University Health Inc. Obligated Group	3.970%	11/1/48	500	540
Ingredion Inc.	4.625%	11/1/20	50	51
Ingredion Inc.	3.200%	10/1/26	400	397
JM Smucker Co.	3.500%	10/15/21	735	752
JM Smucker Co.	3.000%	3/15/22	250	253
JM Smucker Co.	3.500%	3/15/25	700	725

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
JM Smucker Co.	3.375%	12/15/27	500	509
JM Smucker Co.	4.250%	3/15/35	400	408
JM Smucker Co.	4.375%	3/15/45	635	641
Johns Hopkins Health System Corp.	3.837%	5/15/46	350	370
Johnson & Johnson	2.950%	9/1/20	400	404
Johnson & Johnson	1.950%	11/10/20	400	400
Johnson & Johnson	1.650%	3/1/21	750	745
Johnson & Johnson	2.450%	12/5/21	200	202
Johnson & Johnson	2.250%	3/3/22	1,425	1,434
Johnson & Johnson	2.050%	3/1/23	800	800
Johnson & Johnson	6.730%	11/15/23	245	291
Johnson & Johnson	3.375%	12/5/23	650	687
Johnson & Johnson	2.625%	1/15/25	600	611
Johnson & Johnson	2.450%	3/1/26	1,600	1,604
Johnson & Johnson	2.950%	3/3/27	875	906
Johnson & Johnson	2.900%	1/15/28	800	826
Johnson & Johnson	6.950%	9/1/29	250	342
Johnson & Johnson	4.950%	5/15/33	550	683
Johnson & Johnson	4.375%	12/5/33	700	821
Johnson & Johnson	3.550%	3/1/36	350	370
Johnson & Johnson	3.625%	3/3/37	1,250	1,337
Johnson & Johnson	5.950%	8/15/37	645	895
Johnson & Johnson	3.400%	1/15/38	900	936
Johnson & Johnson	5.850%	7/15/38	325	437
Johnson & Johnson	4.500%	9/1/40	419	489
Johnson & Johnson	4.500%	12/5/43	550	653
Johnson & Johnson	3.700%	3/1/46	1,650	1,790
Johnson & Johnson	3.750%	3/3/47	975	1,067
Johnson & Johnson	3.500%	1/15/48	900	942
Kaiser Foundation Hospitals	3.500%	4/1/22	175	181
Kaiser Foundation Hospitals	3.150%	5/1/27	475	488
Kaiser Foundation Hospitals	4.875%	4/1/42	925	1,105
Kaiser Foundation Hospitals	4.150%	5/1/47	675	750
Kellogg Co.	4.000%	12/15/20	570	583
Kellogg Co.	3.250%	5/14/21	325	331
Kellogg Co.	2.650%	12/1/23	250	253
Kellogg Co.	3.250%	4/1/26	950	964
Kellogg Co.	3.400%	11/15/27	950	963
Kellogg Co.	4.300%	5/15/28	375	406
Kellogg Co.	7.450%	4/1/31	200	268
Kellogg Co.	4.500%	4/1/46	625	620
Keurig Dr Pepper Inc.	3.551%	5/25/21	850	866
Keurig Dr Pepper Inc.	4.057%	5/25/23	1,600	1,676
Keurig Dr Pepper Inc.	3.130%	12/15/23	1,350	1,369
Keurig Dr Pepper Inc.	4.417%	5/25/25	775	825
Keurig Dr Pepper Inc.	3.400%	11/15/25	250	255
Keurig Dr Pepper Inc.	2.550%	9/15/26	325	310
Keurig Dr Pepper Inc.	3.430%	6/15/27	475	479
Keurig Dr Pepper Inc.	4.597%	5/25/28	1,300	1,422
Keurig Dr Pepper Inc.	7.450%	5/1/38	41	55
Keurig Dr Pepper Inc.	4.985%	5/25/38	425	467
Keurig Dr Pepper Inc.	4.500%	11/15/45	825	832
Keurig Dr Pepper Inc.	4.420%	12/15/46	325	322
Keurig Dr Pepper Inc.	5.085%	5/25/48	375	416
Kimberly-Clark Corp.	3.625%	8/1/20	250	254
Kimberly-Clark Corp.	3.875%	3/1/21	560	575
Kimberly-Clark Corp.	2.400%	3/1/22	250	252
Kimberly-Clark Corp.	2.400%	6/1/23	150	150
Kimberly-Clark Corp.	3.050%	8/15/25	100	104
Kimberly-Clark Corp.	2.750%	2/15/26	350	357
Kimberly-Clark Corp.	3.950%	11/1/28	100	110
Kimberly-Clark Corp.	3.200%	4/25/29	275	289
Kimberly-Clark Corp.	5.300%	3/1/41	700	886
Kimberly-Clark Corp.	3.700%	6/1/43	175	178

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Kimberly-Clark Corp.	3.200%	7/30/46	600	575
	Kimberly-Clark Corp.	3.900%	5/4/47	100	107
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	153	176
	Koninklijke Philips NV	6.875%	3/11/38	300	413
	Koninklijke Philips NV	5.000%	3/15/42	710	825
	Kraft Foods Group Inc.	6.875%	1/26/39	825	986
	Kraft Foods Group Inc.	6.500%	2/9/40	600	701
	Kraft Foods Group Inc.	5.000%	6/4/42	1,755	1,805
	Kraft Heinz Foods Co.	2.800%	7/2/20	2,500	2,504
	Kraft Heinz Foods Co.	3.375%	6/15/21	200	203
	Kraft Heinz Foods Co.	3.500%	7/15/22	720	735
	Kraft Heinz Foods Co.	4.000%	6/15/23	1,278	1,336
	Kraft Heinz Foods Co.	3.950%	7/15/25	1,625	1,685
	Kraft Heinz Foods Co.	3.000%	6/1/26	1,625	1,580
	Kraft Heinz Foods Co.	4.625%	1/30/29	1,025	1,099
	Kraft Heinz Foods Co.	5.000%	7/15/35	825	867
	Kraft Heinz Foods Co.	5.200%	7/15/45	1,850	1,935
	Kraft Heinz Foods Co.	4.375%	6/1/46	1,975	1,866
	Kroger Co.	3.300%	1/15/21	700	709
	Kroger Co.	2.600%	2/1/21	200	201
	Kroger Co.	2.950%	11/1/21	1,935	1,957
	Kroger Co.	3.850%	8/1/23	325	340
	Kroger Co.	4.000%	2/1/24	400	421
	Kroger Co.	2.650%	10/15/26	750	723
	Kroger Co.	3.700%	8/1/27	100	103
	Kroger Co.	7.700%	6/1/29	200	255
	Kroger Co.	8.000%	9/15/29	750	994
	Kroger Co.	6.900%	4/15/38	300	376
	Kroger Co.	5.400%	7/15/40	250	269
	Kroger Co.	5.000%	4/15/42	350	360
	Kroger Co.	5.150%	8/1/43	350	369
	Kroger Co.	3.875%	10/15/46	325	289
	Kroger Co.	4.450%	2/1/47	850	828
	Kroger Co.	4.650%	1/15/48	775	778
	Laboratory Corp. of America Holdings	3.200%	2/1/22	375	381
	Laboratory Corp. of America Holdings	3.750%	8/23/22	225	232
	Laboratory Corp. of America Holdings	3.250%	9/1/24	500	509
	Laboratory Corp. of America Holdings	3.600%	2/1/25	825	852
	Laboratory Corp. of America Holdings	3.600%	9/1/27	450	462
	Laboratory Corp. of America Holdings	4.700%	2/1/45	750	773
	Life Technologies Corp.	5.000%	1/15/21	375	387
4	Mayo Clinic	3.774%	11/15/43	625	658
4	Mayo Clinic	4.000%	11/15/47	150	162
4	Mayo Clinic	4.128%	11/15/52	125	139
	McCormick & Co. Inc.	3.900%	7/15/21	100	103
	McCormick & Co. Inc.	3.150%	8/15/24	600	612
	McCormick & Co. Inc.	3.400%	8/15/27	600	612
	McKesson Corp.	3.650%	11/30/20	725	736
	McKesson Corp.	2.700%	12/15/22	2,370	2,375
	McKesson Corp.	3.796%	3/15/24	100	105
	McKesson Corp.	3.950%	2/16/28	150	155
	Mead Johnson Nutrition Co.	3.000%	11/15/20	500	504
	Mead Johnson Nutrition Co.	4.125%	11/15/25	475	511
	Mead Johnson Nutrition Co.	5.900%	11/1/39	390	509
	Mead Johnson Nutrition Co.	4.600%	6/1/44	425	489
	Medco Health Solutions Inc.	4.125%	9/15/20	410	418
	Medtronic Global Holdings SCA	3.350%	4/1/27	200	212
	Medtronic Inc.	4.125%	3/15/21	410	422
	Medtronic Inc.	3.125%	3/15/22	500	513
	Medtronic Inc.	3.150%	3/15/22	2,950	3,031
	Medtronic Inc.	3.625%	3/15/24	850	901
	Medtronic Inc.	3.500%	3/15/25	3,010	3,203
	Medtronic Inc.	4.375%	3/15/35	2,667	3,063
	Medtronic Inc.	5.550%	3/15/40	275	354

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Medtronic Inc.	4.625%	3/15/45	1,577	1,901
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	100	126
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	450	504
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	150	170
	Merck & Co. Inc.	3.875%	1/15/21	625	639
	Merck & Co. Inc.	2.350%	2/10/22	100	101
	Merck & Co. Inc.	2.400%	9/15/22	925	934
	Merck & Co. Inc.	2.800%	5/18/23	2,000	2,051
	Merck & Co. Inc.	2.900%	3/7/24	800	826
	Merck & Co. Inc.	2.750%	2/10/25	2,250	2,309
	Merck & Co. Inc.	3.400%	3/7/29	1,625	1,729
	Merck & Co. Inc.	6.500%	12/1/33	525	734
	Merck & Co. Inc.	3.900%	3/7/39	600	653
	Merck & Co. Inc.	3.600%	9/15/42	375	387
	Merck & Co. Inc.	4.150%	5/18/43	1,105	1,231
	Merck & Co. Inc.	3.700%	2/10/45	1,420	1,496
	Merck & Co. Inc.	4.000%	3/7/49	1,600	1,773
	Mercy Health	4.302%	7/1/28	175	193
	Molson Coors Brewing Co.	2.100%	7/15/21	775	770
	Molson Coors Brewing Co.	3.500%	5/1/22	75	77
	Molson Coors Brewing Co.	3.000%	7/15/26	1,650	1,630
	Molson Coors Brewing Co.	5.000%	5/1/42	700	738
	Molson Coors Brewing Co.	4.200%	7/15/46	1,635	1,568
	Mondelez International Inc.	3.625%	2/13/26	350	367
	Mondelez International Inc.	4.625%	5/7/48	250	270
4	Montefiore Obligated Group	5.246%	11/1/48	500	550
4	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	200	203
	Mylan Inc.	4.200%	11/29/23	705	709
	Mylan Inc.	4.550%	4/15/28	600	587
	Mylan Inc.	5.400%	11/29/43	550	509
	Mylan Inc.	5.200%	4/15/48	600	553
	Mylan NV	3.150%	6/15/21	975	975
	Mylan NV	3.950%	6/15/26	1,100	1,061
	Mylan NV	5.250%	6/15/46	775	724
	New York & Presbyterian Hospital	4.024%	8/1/45	480	532
	New York & Presbyterian Hospital	4.063%	8/1/56	425	460
	Newell Brands Inc.	3.850%	4/1/23	1,435	1,456
	Newell Brands Inc.	4.000%	12/1/24	400	401
	Newell Brands Inc.	4.200%	4/1/26	1,525	1,513
	Newell Brands Inc.	5.375%	4/1/36	887	870
	Newell Brands Inc.	5.500%	4/1/46	435	421
	Northwell Healthcare Inc.	3.979%	11/1/46	525	535
	Northwell Healthcare Inc.	4.260%	11/1/47	850	909
	Novartis Capital Corp.	2.400%	5/17/22	1,500	1,511
	Novartis Capital Corp.	2.400%	9/21/22	1,150	1,159
	Novartis Capital Corp.	3.400%	5/6/24	1,000	1,056
	Novartis Capital Corp.	3.000%	11/20/25	1,400	1,446
	Novartis Capital Corp.	3.100%	5/17/27	800	835
	Novartis Capital Corp.	3.700%	9/21/42	525	551
	Novartis Capital Corp.	4.400%	5/6/44	1,450	1,688
	Novartis Capital Corp.	4.000%	11/20/45	1,025	1,131
	NYU Hospitals Center	4.784%	7/1/44	325	390
4	NYU Hospitals Center	4.368%	7/1/47	425	479
	Orlando Health Obligated Group	4.089%	10/1/48	225	237
	Partners Healthcare System Inc.	3.765%	7/1/48	150	153
	Partners Healthcare System Inc.	4.117%	7/1/55	275	296
	PeaceHealth Obligated Group	4.787%	11/15/48	300	359
	PepsiCo Inc.	2.150%	10/14/20	1,075	1,077
	PepsiCo Inc.	3.125%	11/1/20	30	30
	PepsiCo Inc.	2.000%	4/15/21	100	100
	PepsiCo Inc.	3.000%	8/25/21	1,070	1,093
	PepsiCo Inc.	1.700%	10/6/21	300	297
	PepsiCo Inc.	2.750%	3/5/22	1,650	1,684
	PepsiCo Inc.	2.250%	5/2/22	275	276

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	PepsiCo Inc.	2.750%	3/1/23	1,000	1,024
	PepsiCo Inc.	3.600%	3/1/24	1,675	1,775
	PepsiCo Inc.	2.750%	4/30/25	1,725	1,770
	PepsiCo Inc.	3.500%	7/17/25	1,425	1,513
	PepsiCo Inc.	3.000%	10/15/27	1,800	1,864
	PepsiCo Inc.	4.000%	3/5/42	541	595
	PepsiCo Inc.	3.600%	8/13/42	725	750
	PepsiCo Inc.	4.250%	10/22/44	875	994
	PepsiCo Inc.	4.600%	7/17/45	435	521
	PepsiCo Inc.	4.450%	4/14/46	1,075	1,279
	PepsiCo Inc.	3.450%	10/6/46	1,175	1,206
	PepsiCo Inc.	4.000%	5/2/47	450	506
	PerkinElmer Inc.	5.000%	11/15/21	540	566
	Perrigo Finance Unlimited Co.	3.500%	12/15/21	811	804
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	600	597
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	375	375
	Perrigo Finance Unlimited Co.	4.900%	12/15/44	278	242
	Pfizer Inc.	1.950%	6/3/21	900	897
	Pfizer Inc.	3.000%	9/15/21	600	612
	Pfizer Inc.	2.200%	12/15/21	825	827
	Pfizer Inc.	2.800%	3/11/22	750	771
	Pfizer Inc.	3.000%	6/15/23	1,136	1,169
	Pfizer Inc.	3.200%	9/15/23	475	494
	Pfizer Inc.	2.950%	3/15/24	500	516
	Pfizer Inc.	3.400%	5/15/24	200	211
	Pfizer Inc.	2.750%	6/3/26	800	809
	Pfizer Inc.	3.000%	12/15/26	1,375	1,415
	Pfizer Inc.	3.600%	9/15/28	600	645
	Pfizer Inc.	3.450%	3/15/29	1,200	1,267
	Pfizer Inc.	4.000%	12/15/36	1,050	1,144
	Pfizer Inc.	4.100%	9/15/38	600	661
	Pfizer Inc.	3.900%	3/15/39	1,250	1,346
	Pfizer Inc.	7.200%	3/15/39	1,015	1,542
	Pfizer Inc.	4.300%	6/15/43	780	879
	Pfizer Inc.	4.400%	5/15/44	925	1,056
	Pfizer Inc.	4.125%	12/15/46	1,175	1,299
	Pfizer Inc.	4.200%	9/15/48	875	983
	Pfizer Inc.	4.000%	3/15/49	1,600	1,740
	Philip Morris International Inc.	1.875%	2/25/21	475	472
	Philip Morris International Inc.	4.125%	5/17/21	195	201
	Philip Morris International Inc.	2.375%	8/17/22	550	551
	Philip Morris International Inc.	2.500%	11/2/22	1,600	1,605
	Philip Morris International Inc.	2.625%	3/6/23	550	554
	Philip Morris International Inc.	2.125%	5/10/23	450	445
	Philip Morris International Inc.	3.600%	11/15/23	940	980
	Philip Morris International Inc.	2.875%	5/1/24	800	811
	Philip Morris International Inc.	3.250%	11/10/24	875	902
	Philip Morris International Inc.	3.375%	8/11/25	675	701
	Philip Morris International Inc.	2.750%	2/25/26	1,205	1,210
	Philip Morris International Inc.	3.125%	8/17/27	425	434
	Philip Morris International Inc.	3.125%	3/2/28	400	405
	Philip Morris International Inc.	3.375%	8/15/29	750	770
	Philip Morris International Inc.	6.375%	5/16/38	575	757
	Philip Morris International Inc.	4.375%	11/15/41	1,175	1,231
	Philip Morris International Inc.	4.500%	3/20/42	575	616
	Philip Morris International Inc.	3.875%	8/21/42	75	74
	Philip Morris International Inc.	4.125%	3/4/43	850	866
	Philip Morris International Inc.	4.875%	11/15/43	775	878
	Philip Morris International Inc.	4.250%	11/10/44	1,050	1,094
4	Procter & Gamble - Esop	9.360%	1/1/21	262	282
	Procter & Gamble Co.	1.900%	10/23/20	675	674
	Procter & Gamble Co.	1.850%	2/2/21	400	399
	Procter & Gamble Co.	1.700%	11/3/21	1,000	993
	Procter & Gamble Co.	3.100%	8/15/23	1,025	1,066

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Procter & Gamble Co.	2.700%	2/2/26	300	305
	Procter & Gamble Co.	2.450%	11/3/26	800	801
	Procter & Gamble Co.	3.500%	10/25/47	600	639
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	125	125
4	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	325	333
4	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	400	424
	Quest Diagnostics Inc.	4.250%	4/1/24	300	318
	Quest Diagnostics Inc.	3.500%	3/30/25	250	258
	Quest Diagnostics Inc.	3.450%	6/1/26	425	434
	Quest Diagnostics Inc.	4.200%	6/30/29	1,000	1,070
	Quest Diagnostics Inc.	5.750%	1/30/40	61	68
	Quest Diagnostics Inc.	4.700%	3/30/45	200	207
	Reynolds American Inc.	4.000%	6/12/22	600	622
	Reynolds American Inc.	4.850%	9/15/23	250	268
	Reynolds American Inc.	4.450%	6/12/25	2,231	2,363
	Reynolds American Inc.	5.700%	8/15/35	650	713
	Reynolds American Inc.	8.125%	5/1/40	400	507
	Reynolds American Inc.	7.000%	8/4/41	150	178
	Reynolds American Inc.	6.150%	9/15/43	400	435
	Reynolds American Inc.	5.850%	8/15/45	1,785	1,900
	RWJ Barnabas Health Inc.	3.949%	7/1/46	350	363
	Sanofi	4.000%	3/29/21	1,360	1,401
	Sanofi	3.375%	6/19/23	1,050	1,094
	Sanofi	3.625%	6/19/28	1,000	1,071
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	2,650	2,645
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	2,350	2,371
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	2,435	2,455
	SSM Health Care Corp.	3.688%	6/1/23	725	759
	SSM Health Care Corp.	3.823%	6/1/27	375	398
	Stanford Health Care	3.795%	11/15/48	450	482
	Stryker Corp.	2.625%	3/15/21	625	628
	Stryker Corp.	3.375%	5/15/24	1,000	1,038
	Stryker Corp.	3.375%	11/1/25	500	526
	Stryker Corp.	3.500%	3/15/26	890	930
	Stryker Corp.	3.650%	3/7/28	450	473
	Stryker Corp.	4.100%	4/1/43	325	338
	Stryker Corp.	4.375%	5/15/44	275	297
	Stryker Corp.	4.625%	3/15/46	455	518
	Sutter Health	3.695%	8/15/28	300	320
	Sutter Health	4.091%	8/15/48	375	400
	Sysco Corp.	2.600%	10/1/20	425	426
	Sysco Corp.	2.500%	7/15/21	300	301
	Sysco Corp.	2.600%	6/12/22	346	349
	Sysco Corp.	3.750%	10/1/25	425	451
	Sysco Corp.	3.300%	7/15/26	975	1,001
	Sysco Corp.	3.250%	7/15/27	1,675	1,712
	Sysco Corp.	4.850%	10/1/45	125	140
	Sysco Corp.	4.500%	4/1/46	550	596
	Sysco Corp.	4.450%	3/15/48	425	462
7	Takeda Pharmaceutical Co. Ltd.	3.800%	11/26/20	800	814
7	Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	850	878
7	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	850	906
7	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	1,460	1,656
4	Texas Health Resources	4.330%	11/15/55	100	111
	Thermo Fisher Scientific Inc.	4.500%	3/1/21	500	517
	Thermo Fisher Scientific Inc.	3.600%	8/15/21	700	716
	Thermo Fisher Scientific Inc.	3.300%	2/15/22	600	614
	Thermo Fisher Scientific Inc.	3.150%	1/15/23	2,575	2,638
	Thermo Fisher Scientific Inc.	3.000%	4/15/23	475	486
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	300	316
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	800	803
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	650	663
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	350	426
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	400	425

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Toledo Hospital	5.325%	11/15/28	275	300
Trinity Health Corp.	4.125%	12/1/45	450	486
Tupperware Brands Corp.	4.750%	6/1/21	430	441
Tyson Foods Inc.	2.250%	8/23/21	50	50
Tyson Foods Inc.	4.500%	6/15/22	725	765
Tyson Foods Inc.	3.900%	9/28/23	475	500
Tyson Foods Inc.	3.950%	8/15/24	1,125	1,185
Tyson Foods Inc.	3.550%	6/2/27	1,025	1,062
Tyson Foods Inc.	4.350%	3/1/29	970	1,060
Tyson Foods Inc.	4.875%	8/15/34	425	478
Tyson Foods Inc.	5.150%	8/15/44	350	384
Tyson Foods Inc.	4.550%	6/2/47	450	469
Tyson Foods Inc.	5.100%	9/28/48	1,250	1,408
Unilever Capital Corp.	2.100%	7/30/20	725	724
Unilever Capital Corp.	4.250%	2/10/21	805	831
Unilever Capital Corp.	2.750%	3/22/21	500	505
Unilever Capital Corp.	1.375%	7/28/21	400	394
Unilever Capital Corp.	3.000%	3/7/22	450	460
Unilever Capital Corp.	3.250%	3/7/24	2,600	2,689
Unilever Capital Corp.	2.600%	5/5/24	875	880
Unilever Capital Corp.	3.100%	7/30/25	550	567
Unilever Capital Corp.	2.000%	7/28/26	550	530
Unilever Capital Corp.	3.500%	3/22/28	1,250	1,332
Unilever Capital Corp.	5.900%	11/15/32	200	265
Whirlpool Corp.	4.850%	6/15/21	200	208
Whirlpool Corp.	4.700%	6/1/22	775	816
Whirlpool Corp.	4.000%	3/1/24	275	288
Whirlpool Corp.	3.700%	5/1/25	400	413
Whirlpool Corp.	4.750%	2/26/29	600	644
Whirlpool Corp.	4.500%	6/1/46	488	464
Wyeth LLC	7.250%	3/1/23	350	410
Wyeth LLC	6.450%	2/1/24	780	921
Wyeth LLC	6.500%	2/1/34	500	695
Wyeth LLC	6.000%	2/15/36	410	542
Wyeth LLC	5.950%	4/1/37	1,605	2,127
Zeneca Wilmington Inc.	7.000%	11/15/23	600	703
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	770	784
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	650	660
Zimmer Biomet Holdings Inc.	3.700%	3/19/23	225	232
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	1,375	1,417
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	200	230
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	730	733
Zoetis Inc.	3.450%	11/13/20	325	329
Zoetis Inc.	3.250%	8/20/21	250	254
Zoetis Inc.	3.250%	2/1/23	1,475	1,514
Zoetis Inc.	4.500%	11/13/25	350	381
Zoetis Inc.	3.000%	9/12/27	700	701
Zoetis Inc.	3.900%	8/20/28	400	427
Zoetis Inc.	4.700%	2/1/43	825	930
Zoetis Inc.	3.950%	9/12/47	450	454
Zoetis Inc.	4.450%	8/20/48	325	356

Energy (0.9%)
Anadarko Finance Co.	7.500%	5/1/31	500	657
Anadarko Petroleum Corp.	4.850%	3/15/21	160	166
Anadarko Petroleum Corp.	5.550%	3/15/26	1,325	1,486
Anadarko Petroleum Corp.	6.450%	9/15/36	1,000	1,222
Anadarko Petroleum Corp.	7.950%	6/15/39	125	171
Anadarko Petroleum Corp.	6.200%	3/15/40	1,290	1,545
Anadarko Petroleum Corp.	4.500%	7/15/44	1,275	1,293
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	3.500%	12/1/22	150	154
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	4.250%	12/1/27	1,510	1,593
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	5.200%	12/1/47	400	427
Apache Corp.	3.625%	2/1/21	60	61

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Apache Corp.	3.250%	4/15/22	348	354
Apache Corp.	4.375%	10/15/28	850	886
Apache Corp.	7.750%	12/15/29	75	95
Apache Corp.	5.100%	9/1/40	1,115	1,124
Apache Corp.	5.250%	2/1/42	475	483
Apache Corp.	4.750%	4/15/43	1,100	1,065
Apache Corp.	4.250%	1/15/44	1,000	903
Baker Hughes a GE Co. LLC	5.125%	9/15/40	820	901
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	1,340	1,353
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	550	553
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	1,370	1,324
Boardwalk Pipelines LP	3.375%	2/1/23	310	312
Boardwalk Pipelines LP	4.950%	12/15/24	525	559
Boardwalk Pipelines LP	5.950%	6/1/26	700	777
Boardwalk Pipelines LP	4.450%	7/15/27	300	307
Boardwalk Pipelines LP	4.800%	5/3/29	1,200	1,250
BP Capital Markets America Inc.	4.500%	10/1/20	1,225	1,258
BP Capital Markets America Inc.	4.742%	3/11/21	1,010	1,051
BP Capital Markets America Inc.	2.112%	9/16/21	1,000	998
BP Capital Markets America Inc.	3.245%	5/6/22	1,076	1,106
BP Capital Markets America Inc.	2.520%	9/19/22	450	452
BP Capital Markets America Inc.	2.750%	5/10/23	1,825	1,847
BP Capital Markets America Inc.	3.216%	11/28/23	2,000	2,059
BP Capital Markets America Inc.	3.796%	9/21/25	575	613
BP Capital Markets America Inc.	3.410%	2/11/26	800	840
BP Capital Markets America Inc.	3.119%	5/4/26	2,800	2,857
BP Capital Markets America Inc.	3.937%	9/21/28	800	868
BP Capital Markets America Inc.	4.234%	11/6/28	800	886
BP Capital Markets plc	3.561%	11/1/21	1,775	1,831
BP Capital Markets plc	3.062%	3/17/22	450	460
BP Capital Markets plc	2.500%	11/6/22	889	894
BP Capital Markets plc	3.994%	9/26/23	350	372
BP Capital Markets plc	3.535%	11/4/24	1,335	1,402
BP Capital Markets plc	3.506%	3/17/25	750	787
BP Capital Markets plc	3.279%	9/19/27	1,750	1,806
BP Capital Markets plc	3.723%	11/28/28	610	654
Buckeye Partners LP	3.950%	12/1/26	1,250	1,106
Buckeye Partners LP	5.850%	11/15/43	350	292
Burlington Resources Finance Co.	7.400%	12/1/31	600	851
Canadian Natural Resources Ltd.	3.450%	11/15/21	1,175	1,200
Canadian Natural Resources Ltd.	2.950%	1/15/23	800	806
Canadian Natural Resources Ltd.	3.800%	4/15/24	400	416
Canadian Natural Resources Ltd.	3.850%	6/1/27	900	932
Canadian Natural Resources Ltd.	7.200%	1/15/32	500	653
Canadian Natural Resources Ltd.	6.450%	6/30/33	400	496
Canadian Natural Resources Ltd.	5.850%	2/1/35	475	551
Canadian Natural Resources Ltd.	6.500%	2/15/37	500	622
Canadian Natural Resources Ltd.	6.250%	3/15/38	750	922
Canadian Natural Resources Ltd.	6.750%	2/1/39	700	902
Canadian Natural Resources Ltd.	4.950%	6/1/47	300	341
Cenovus Energy Inc.	5.700%	10/15/19	135	136
Cenovus Energy Inc.	4.250%	4/15/27	2,000	2,070
Cenovus Energy Inc.	5.250%	6/15/37	500	520
Cenovus Energy Inc.	6.750%	11/15/39	900	1,075
Cenovus Energy Inc.	5.400%	6/15/47	725	783
Chevron Corp.	2.419%	11/17/20	600	603
Chevron Corp.	2.100%	5/16/21	1,200	1,200
Chevron Corp.	2.498%	3/3/22	400	404
Chevron Corp.	2.355%	12/5/22	5,995	6,041
Chevron Corp.	3.191%	6/24/23	1,175	1,219
Chevron Corp.	2.895%	3/3/24	100	103

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Chevron Corp.	3.326%	11/17/25	200	211
Chevron Corp.	2.954%	5/16/26	1,175	1,209
Cimarex Energy Co.	4.375%	6/1/24	500	530
Cimarex Energy Co.	3.900%	5/15/27	600	616
Cimarex Energy Co.	4.375%	3/15/29	400	423
Columbia Pipeline Group Inc.	4.500%	6/1/25	1,155	1,241
Columbia Pipeline Group Inc.	5.800%	6/1/45	350	411
Concho Resources Inc.	3.750%	10/1/27	1,100	1,133
Concho Resources Inc.	4.300%	8/15/28	575	620
Concho Resources Inc.	4.875%	10/1/47	675	756
Concho Resources Inc.	4.850%	8/15/48	500	562
ConocoPhillips	5.900%	10/15/32	200	259
ConocoPhillips	5.900%	5/15/38	1,555	2,038
ConocoPhillips	6.500%	2/1/39	2,150	3,019
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	400	519
ConocoPhillips Co.	4.950%	3/15/26	2,693	3,063
ConocoPhillips Co.	4.150%	11/15/34	90	97
ConocoPhillips Co.	4.300%	11/15/44	695	779
ConocoPhillips Holding Co.	6.950%	4/15/29	875	1,181
Continental Resources Inc.	4.500%	4/15/23	450	473
Continental Resources Inc.	3.800%	6/1/24	765	786
Continental Resources Inc.	4.375%	1/15/28	900	948
Continental Resources Inc.	4.900%	6/1/44	670	709
Devon Energy Corp.	4.000%	7/15/21	300	312
Devon Energy Corp.	3.250%	5/15/22	500	516
Devon Energy Corp.	7.950%	4/15/32	245	347
Devon Energy Corp.	5.600%	7/15/41	1,260	1,496
Devon Energy Corp.	4.750%	5/15/42	750	815
Devon Financing Co. LLC	7.875%	9/30/31	1,000	1,386
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	500	502
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	250	258
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	250	260
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	500	568
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	400	449
Enable Midstream Partners LP	3.900%	5/15/24	625	633
Enable Midstream Partners LP	4.400%	3/15/27	800	804
Enable Midstream Partners LP	4.950%	5/15/28	300	313
Enable Midstream Partners LP	5.000%	5/15/44	350	327
Enbridge Energy Partners LP	4.200%	9/15/21	325	335
Enbridge Energy Partners LP	5.875%	10/15/25	400	461
Enbridge Energy Partners LP	7.500%	4/15/38	300	419
Enbridge Energy Partners LP	5.500%	9/15/40	75	87
Enbridge Energy Partners LP	7.375%	10/15/45	800	1,172
Enbridge Inc.	2.900%	7/15/22	450	455
Enbridge Inc.	4.250%	12/1/26	650	704
Enbridge Inc.	3.700%	7/15/27	800	828
Enbridge Inc.	4.500%	6/10/44	625	661
Encana Corp.	7.375%	11/1/31	500	641
Encana Corp.	6.500%	8/15/34	1,400	1,725
Encana Corp.	6.625%	8/15/37	350	429
Encana Corp.	6.500%	2/1/38	475	577
Energy Transfer Operating LP	4.150%	10/1/20	1,125	1,144
Energy Transfer Operating LP	4.650%	6/1/21	620	641
Energy Transfer Operating LP	5.200%	2/1/22	800	845
Energy Transfer Operating LP	4.250%	3/15/23	1,600	1,670
Energy Transfer Operating LP	4.200%	9/15/23	100	105
Energy Transfer Operating LP	4.050%	3/15/25	2,000	2,080
Energy Transfer Operating LP	4.750%	1/15/26	300	320
Energy Transfer Operating LP	4.200%	4/15/27	300	312
Energy Transfer Operating LP	5.500%	6/1/27	1,120	1,249
Energy Transfer Operating LP	5.250%	4/15/29	1,200	1,337
Energy Transfer Operating LP	6.250%	4/15/49	1,300	1,529
Energy Transfer Partners LP	3.600%	2/1/23	825	836
Energy Transfer Partners LP	4.950%	6/15/28	1,030	1,122

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Energy Transfer Partners LP	4.900%	3/15/35	250	252
	Energy Transfer Partners LP	6.625%	10/15/36	150	174
	Energy Transfer Partners LP	5.800%	6/15/38	1,230	1,366
	Energy Transfer Partners LP	7.500%	7/1/38	500	634
	Energy Transfer Partners LP	6.050%	6/1/41	575	641
	Energy Transfer Partners LP	6.500%	2/1/42	300	354
	Energy Transfer Partners LP	5.150%	2/1/43	425	428
	Energy Transfer Partners LP	5.150%	3/15/45	150	152
	Energy Transfer Partners LP	6.125%	12/15/45	1,650	1,870
	Energy Transfer Partners LP	5.300%	4/15/47	1,300	1,355
	Energy Transfer Partners LP	6.000%	6/15/48	850	967
	Enterprise Products Operating LLC	5.200%	9/1/20	435	449
	Enterprise Products Operating LLC	2.800%	2/15/21	400	402
	Enterprise Products Operating LLC	3.500%	2/1/22	300	308
	Enterprise Products Operating LLC	4.050%	2/15/22	175	182
	Enterprise Products Operating LLC	3.350%	3/15/23	350	360
	Enterprise Products Operating LLC	3.900%	2/15/24	2,050	2,172
	Enterprise Products Operating LLC	3.750%	2/15/25	650	685
	Enterprise Products Operating LLC	3.700%	2/15/26	600	634
	Enterprise Products Operating LLC	3.950%	2/15/27	200	213
	Enterprise Products Operating LLC	4.150%	10/16/28	300	325
	Enterprise Products Operating LLC	3.125%	7/31/29	800	802
	Enterprise Products Operating LLC	6.875%	3/1/33	1,375	1,833
	Enterprise Products Operating LLC	7.550%	4/15/38	300	415
	Enterprise Products Operating LLC	5.950%	2/1/41	470	578
	Enterprise Products Operating LLC	4.850%	8/15/42	850	928
	Enterprise Products Operating LLC	4.450%	2/15/43	600	627
	Enterprise Products Operating LLC	4.850%	3/15/44	1,780	1,964
	Enterprise Products Operating LLC	5.100%	2/15/45	699	799
	Enterprise Products Operating LLC	4.900%	5/15/46	2,260	2,527
	Enterprise Products Operating LLC	4.250%	2/15/48	900	923
	Enterprise Products Operating LLC	4.800%	2/1/49	600	667
	Enterprise Products Operating LLC	4.200%	1/31/50	1,400	1,438
	Enterprise Products Operating LLC	4.950%	10/15/54	200	221
4	Enterprise Products Operating LLC	5.250%	8/16/77	400	380
4	Enterprise Products Operating LLC	5.375%	2/15/78	1,225	1,135
	EOG Resources Inc.	4.100%	2/1/21	350	359
	EOG Resources Inc.	2.625%	3/15/23	4,000	4,043
	EOG Resources Inc.	4.150%	1/15/26	600	652
	EQM Midstream Partners LP	4.125%	12/1/26	500	482
	EQM Midstream Partners LP	5.500%	7/15/28	700	736
	EQT Corp.	2.500%	10/1/20	200	199
	EQT Corp.	4.875%	11/15/21	600	628
	EQT Corp.	3.000%	10/1/22	600	593
	EQT Corp.	3.900%	10/1/27	875	826
	EQT Midstream Partners LP	4.750%	7/15/23	1,225	1,268
	EQT Midstream Partners LP	6.500%	7/15/48	465	488
	Exxon Mobil Corp.	2.222%	3/1/21	1,500	1,503
	Exxon Mobil Corp.	2.397%	3/6/22	1,250	1,259
	Exxon Mobil Corp.	2.726%	3/1/23	2,930	2,992
	Exxon Mobil Corp.	2.709%	3/6/25	1,100	1,123
	Exxon Mobil Corp.	3.043%	3/1/26	1,350	1,396
	Exxon Mobil Corp.	3.567%	3/6/45	750	789
	Exxon Mobil Corp.	4.114%	3/1/46	1,900	2,175
	Halliburton Co.	3.250%	11/15/21	1,085	1,105
	Halliburton Co.	3.500%	8/1/23	950	981
	Halliburton Co.	3.800%	11/15/25	1,500	1,572
	Halliburton Co.	4.850%	11/15/35	1,000	1,065
	Halliburton Co.	6.700%	9/15/38	580	738
	Halliburton Co.	7.450%	9/15/39	450	616
	Halliburton Co.	4.500%	11/15/41	675	681
	Halliburton Co.	4.750%	8/1/43	725	757
	Halliburton Co.	5.000%	11/15/45	1,075	1,166
	Helmerich & Payne Inc.	4.650%	3/15/25	300	318

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hess Corp.	3.500%	7/15/24	245	247
Hess Corp.	4.300%	4/1/27	500	517
Hess Corp.	7.875%	10/1/29	375	473
Hess Corp.	7.300%	8/15/31	35	43
Hess Corp.	7.125%	3/15/33	415	507
Hess Corp.	6.000%	1/15/40	1,265	1,379
Hess Corp.	5.600%	2/15/41	1,000	1,072
Hess Corp.	5.800%	4/1/47	175	194
HollyFrontier Corp.	5.875%	4/1/26	760	831
Husky Energy Inc.	3.950%	4/15/22	450	466
Husky Energy Inc.	4.000%	4/15/24	500	525
Husky Energy Inc.	4.400%	4/15/29	1,000	1,054
Husky Energy Inc.	6.800%	9/15/37	300	369
Kerr-McGee Corp.	6.950%	7/1/24	1,000	1,172
Kerr-McGee Corp.	7.875%	9/15/31	150	203
Kinder Morgan Energy Partners LP	5.800%	3/1/21	750	789
Kinder Morgan Energy Partners LP	5.000%	10/1/21	1,923	2,015
Kinder Morgan Energy Partners LP	4.150%	3/1/22	105	109
Kinder Morgan Energy Partners LP	3.950%	9/1/22	725	755
Kinder Morgan Energy Partners LP	3.500%	9/1/23	465	477
Kinder Morgan Energy Partners LP	4.300%	5/1/24	1,625	1,726
Kinder Morgan Energy Partners LP	4.250%	9/1/24	850	902
Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	230
Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	345
Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	478
Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	428
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,575	1,936
Kinder Morgan Energy Partners LP	6.550%	9/15/40	990	1,214
Kinder Morgan Energy Partners LP	7.500%	11/15/40	300	401
Kinder Morgan Energy Partners LP	5.000%	8/15/42	1,175	1,244
Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,122	1,145
Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	524
Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	562
Kinder Morgan Inc.	3.150%	1/15/23	300	305
Kinder Morgan Inc.	4.300%	6/1/25	1,000	1,067
Kinder Morgan Inc.	4.300%	3/1/28	1,500	1,602
Kinder Morgan Inc.	7.800%	8/1/31	330	444
Kinder Morgan Inc.	7.750%	1/15/32	1,025	1,399
Kinder Morgan Inc.	5.300%	12/1/34	825	926
Kinder Morgan Inc.	5.550%	6/1/45	1,075	1,242
Kinder Morgan Inc.	5.050%	2/15/46	928	1,007
Magellan Midstream Partners LP	5.000%	3/1/26	450	501
Magellan Midstream Partners LP	5.150%	10/15/43	350	395
Magellan Midstream Partners LP	4.250%	9/15/46	300	302
Magellan Midstream Partners LP	4.200%	10/3/47	800	806
Magellan Midstream Partners LP	4.850%	2/1/49	530	598
Marathon Oil Corp.	2.800%	11/1/22	785	787
Marathon Oil Corp.	3.850%	6/1/25	710	735
Marathon Oil Corp.	4.400%	7/15/27	750	794
Marathon Oil Corp.	6.800%	3/15/32	1,080	1,341
Marathon Oil Corp.	5.200%	6/1/45	400	443
Marathon Petroleum Corp.	3.400%	12/15/20	700	708
Marathon Petroleum Corp.	5.125%	3/1/21	800	835
Marathon Petroleum Corp.	5.375%	10/1/22	50	51
Marathon Petroleum Corp.	4.750%	12/15/23	1,920	2,068
Marathon Petroleum Corp.	5.125%	12/15/26	735	806
Marathon Petroleum Corp.	3.800%	4/1/28	800	811
Marathon Petroleum Corp.	6.500%	3/1/41	1,200	1,492
Marathon Petroleum Corp.	4.750%	9/15/44	250	258
Marathon Petroleum Corp.	4.500%	4/1/48	375	377
Marathon Petroleum Corp.	5.000%	9/15/54	500	510
MPLX LP	3.375%	3/15/23	400	409
MPLX LP	4.500%	7/15/23	1,200	1,272
MPLX LP	4.875%	12/1/24	1,000	1,088

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
MPLX LP	4.875%	6/1/25	600	652
MPLX LP	4.125%	3/1/27	1,000	1,045
MPLX LP	4.000%	3/15/28	1,000	1,034
MPLX LP	4.800%	2/15/29	450	494
MPLX LP	4.500%	4/15/38	1,275	1,282
MPLX LP	5.200%	3/1/47	1,700	1,834
MPLX LP	4.700%	4/15/48	1,000	1,010
MPLX LP	5.500%	2/15/49	625	705
MPLX LP	4.900%	4/15/58	550	555
National Fuel Gas Co.	3.750%	3/1/23	375	384
National Fuel Gas Co.	3.950%	9/15/27	200	200
National Fuel Gas Co.	4.750%	9/1/28	650	676
National Oilwell Varco Inc.	2.600%	12/1/22	1,575	1,570
National Oilwell Varco Inc.	3.950%	12/1/42	700	605
Newfield Exploration Co.	5.750%	1/30/22	600	642
Newfield Exploration Co.	5.625%	7/1/24	600	663
Newfield Exploration Co.	5.375%	1/1/26	1,000	1,095
Noble Energy Inc.	4.150%	12/15/21	875	903
Noble Energy Inc.	3.850%	1/15/28	450	459
Noble Energy Inc.	6.000%	3/1/41	1,210	1,382
Noble Energy Inc.	5.250%	11/15/43	450	482
Noble Energy Inc.	4.950%	8/15/47	950	1,008
Occidental Petroleum Corp.	4.100%	2/1/21	1,700	1,736
Occidental Petroleum Corp.	3.125%	2/15/22	650	658
Occidental Petroleum Corp.	2.600%	4/15/22	1,377	1,380
Occidental Petroleum Corp.	3.500%	6/15/25	600	618
Occidental Petroleum Corp.	3.400%	4/15/26	425	432
Occidental Petroleum Corp.	4.625%	6/15/45	725	773
Occidental Petroleum Corp.	4.400%	4/15/46	725	746
Occidental Petroleum Corp.	4.100%	2/15/47	1,400	1,365
ONEOK Inc.	7.500%	9/1/23	1,425	1,665
ONEOK Inc.	4.000%	7/13/27	150	156
ONEOK Inc.	4.550%	7/15/28	600	651
ONEOK Inc.	4.950%	7/13/47	600	633
ONEOK Inc.	5.200%	7/15/48	425	467
ONEOK Partners LP	3.375%	10/1/22	2,150	2,184
ONEOK Partners LP	4.900%	3/15/25	450	489
ONEOK Partners LP	6.650%	10/1/36	360	438
ONEOK Partners LP	6.125%	2/1/41	1,340	1,568
Patterson-UTI Energy Inc.	3.950%	2/1/28	425	418
Petro-Canada	5.350%	7/15/33	450	534
Petro-Canada	5.950%	5/15/35	500	621
Petro-Canada	6.800%	5/15/38	250	341
Phillips 66	4.300%	4/1/22	1,105	1,163
Phillips 66	3.900%	3/15/28	1,300	1,364
Phillips 66	4.650%	11/15/34	300	332
Phillips 66	5.875%	5/1/42	900	1,110
Phillips 66	4.875%	11/15/44	1,615	1,802
Phillips 66 Partners LP	3.605%	2/15/25	350	359
Phillips 66 Partners LP	3.550%	10/1/26	400	406
Phillips 66 Partners LP	3.750%	3/1/28	100	102
Phillips 66 Partners LP	4.680%	2/15/45	250	257
Phillips 66 Partners LP	4.900%	10/1/46	550	582
Pioneer Natural Resources Co.	3.950%	7/15/22	1,075	1,118
Pioneer Natural Resources Co.	4.450%	1/15/26	865	937
Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	625	644
Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	100	102
Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	1,200	1,195
Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	2,155	2,184
Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	400	426
Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	350	372
Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	350	406
Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	1,250	1,124
Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/45	500	499

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Regency Energy Partners LP / Regency Energy Finance Corp.	5.875%	3/1/22	700	751
Regency Energy Partners LP / Regency Energy Finance Corp.	5.000%	10/1/22	1,050	1,113
Regency Energy Partners LP / Regency Energy Finance Corp.	4.500%	11/1/23	475	501
Sabine Pass Liquefaction LLC	5.625%	2/1/21	2,600	2,700
Sabine Pass Liquefaction LLC	6.250%	3/15/22	1,465	1,586
Sabine Pass Liquefaction LLC	5.625%	4/15/23	1,200	1,303
Sabine Pass Liquefaction LLC	5.750%	5/15/24	1,700	1,889
Sabine Pass Liquefaction LLC	5.625%	3/1/25	1,525	1,708
Sabine Pass Liquefaction LLC	5.875%	6/30/26	2,400	2,733
Sabine Pass Liquefaction LLC	5.000%	3/15/27	600	657
Sabine Pass Liquefaction LLC	4.200%	3/15/28	600	628
Schlumberger Investment SA	3.650%	12/1/23	1,190	1,250
Shell International Finance BV	2.250%	11/10/20	400	400
Shell International Finance BV	1.875%	5/10/21	1,475	1,468
Shell International Finance BV	1.750%	9/12/21	1,000	991
Shell International Finance BV	2.375%	8/21/22	975	980
Shell International Finance BV	2.250%	1/6/23	800	800
Shell International Finance BV	3.400%	8/12/23	400	417
Shell International Finance BV	3.250%	5/11/25	2,490	2,601
Shell International Finance BV	2.875%	5/10/26	2,300	2,343
Shell International Finance BV	2.500%	9/12/26	400	397
Shell International Finance BV	3.875%	11/13/28	500	545
Shell International Finance BV	4.125%	5/11/35	2,025	2,237
Shell International Finance BV	6.375%	12/15/38	820	1,157
Shell International Finance BV	5.500%	3/25/40	1,075	1,387
Shell International Finance BV	3.625%	8/21/42	477	491
Shell International Finance BV	4.550%	8/12/43	1,000	1,166
Shell International Finance BV	4.375%	5/11/45	2,700	3,092
Shell International Finance BV	4.000%	5/10/46	1,900	2,084
Shell International Finance BV	3.750%	9/12/46	1,000	1,050
Southern Natural Gas Co. LLC / Southern Natural Issuing Corp.	4.400%	6/15/21	345	356
Spectra Energy Partners LP	4.750%	3/15/24	800	866
Spectra Energy Partners LP	3.500%	3/15/25	800	821
Spectra Energy Partners LP	3.375%	10/15/26	275	280
Spectra Energy Partners LP	4.500%	3/15/45	1,325	1,399
Suncor Energy Inc.	6.500%	6/15/38	1,540	2,062
Suncor Energy Inc.	6.850%	6/1/39	810	1,123
Suncor Energy Inc.	4.000%	11/15/47	700	725
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	2,550	2,623
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	250	261
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	900	933
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	300	339
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	500	516
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	300	295
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	950	975
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	725	756
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	700	740
TC PipeLines LP	3.900%	5/25/27	200	204
TechnipFMC plc	3.450%	10/1/22	350	357
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	260	316
Texas Eastern Transmission LP	7.000%	7/15/32	500	652
Total Capital Canada Ltd.	2.750%	7/15/23	825	839
Total Capital International SA	2.750%	6/19/21	2,000	2,023
Total Capital International SA	2.875%	2/17/22	1,400	1,424
Total Capital International SA	2.700%	1/25/23	1,025	1,042
Total Capital International SA	3.700%	1/15/24	725	769
Total Capital International SA	3.750%	4/10/24	250	266
Total Capital International SA	3.455%	2/19/29	925	983
Total Capital SA	4.125%	1/28/21	512	528
Total Capital SA	4.250%	12/15/21	300	315

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Total Capital SA	3.883%	10/11/28	525	575
	TransCanada PipeLines Ltd.	3.800%	10/1/20	2,400	2,433
	TransCanada PipeLines Ltd.	2.500%	8/1/22	920	917
	TransCanada PipeLines Ltd.	3.750%	10/16/23	500	520
	TransCanada PipeLines Ltd.	4.250%	5/15/28	700	755
	TransCanada PipeLines Ltd.	4.625%	3/1/34	1,000	1,090
	TransCanada PipeLines Ltd.	5.600%	3/31/34	800	951
	TransCanada PipeLines Ltd.	5.850%	3/15/36	125	150
	TransCanada PipeLines Ltd.	6.200%	10/15/37	1,775	2,211
	TransCanada PipeLines Ltd.	4.750%	5/15/38	700	753
	TransCanada PipeLines Ltd.	7.250%	8/15/38	430	590
	TransCanada PipeLines Ltd.	6.100%	6/1/40	600	746
	TransCanada PipeLines Ltd.	5.000%	10/16/43	1,000	1,109
	TransCanada PipeLines Ltd.	4.875%	5/15/48	1,355	1,511
	TransCanada PipeLines Ltd.	5.100%	3/15/49	750	862
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	300	316
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	400	421
	Valero Energy Corp.	3.400%	9/15/26	1,520	1,549
	Valero Energy Corp.	4.350%	6/1/28	1,515	1,618
	Valero Energy Corp.	4.000%	4/1/29	1,000	1,042
	Valero Energy Corp.	7.500%	4/15/32	675	921
	Valero Energy Corp.	6.625%	6/15/37	855	1,081
	Valero Energy Corp.	4.900%	3/15/45	200	219
	Valero Energy Partners LP	4.375%	12/15/26	200	213
	Valero Energy Partners LP	4.500%	3/15/28	400	429
	Western Midstream Operating LP	5.375%	6/1/21	1,350	1,395
	Western Midstream Operating LP	3.950%	6/1/25	400	396
	Western Midstream Operating LP	4.650%	7/1/26	500	507
	Western Midstream Operating LP	4.500%	3/1/28	100	100
	Western Midstream Operating LP	4.750%	8/15/28	225	228
	Western Midstream Operating LP	5.450%	4/1/44	885	831
	Western Midstream Operating LP	5.300%	3/1/48	525	486
	Williams Cos. Inc.	4.000%	11/15/21	425	439
	Williams Cos. Inc.	3.600%	3/15/22	750	769
	Williams Cos. Inc.	3.350%	8/15/22	500	509
	Williams Cos. Inc.	3.700%	1/15/23	885	913
	Williams Cos. Inc.	4.500%	11/15/23	560	598
	Williams Cos. Inc.	4.550%	6/24/24	2,550	2,742
	Williams Cos. Inc.	3.900%	1/15/25	1,200	1,245
	Williams Cos. Inc.	4.000%	9/15/25	1,100	1,160
	Williams Cos. Inc.	3.750%	6/15/27	700	723
	Williams Cos. Inc.	6.300%	4/15/40	475	576
	Williams Cos. Inc.	5.800%	11/15/43	700	812
	Williams Cos. Inc.	5.400%	3/4/44	300	331
	Williams Cos. Inc.	5.750%	6/24/44	650	758
	Williams Cos. Inc.	4.900%	1/15/45	325	339
	Williams Cos. Inc.	5.100%	9/15/45	1,850	2,006
	Williams Cos. Inc.	4.850%	3/1/48	775	828

	Other Industrial (0.0%)
4	American University	3.672%	4/1/49	325	335
	Board of Trustees of The Leland Stanford Junior University	3.647%	5/1/48	725	774
4	Boston University	4.061%	10/1/48	220	246
	California Institute of Technology	4.700%	11/1/11	950	1,144
	CBRE Services Inc.	5.250%	3/15/25	350	385
	CBRE Services Inc.	4.875%	3/1/26	625	679
	Cintas Corp. No 2	2.900%	4/1/22	400	406
	Cintas Corp. No 2	3.250%	6/1/22	150	154
	Cintas Corp. No 2	3.700%	4/1/27	825	877
	Fluor Corp.	3.500%	12/15/24	1,000	1,025
	Fluor Corp.	4.250%	9/15/28	500	516
4	Johns Hopkins University	4.083%	7/1/53	500	552
	Massachusetts Institute of Technology	5.600%	7/1/11	610	916

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Massachusetts Institute of Technology	4.678%	7/1/14	700	892
	Massachusetts Institute of Technology	3.885%	7/1/16	350	372
4	Northwestern University	4.643%	12/1/44	350	418
4	Northwestern University	3.662%	12/1/57	200	216
	President & Fellows of Harvard College	3.619%	10/1/37	500	532
	Steelcase Inc.	5.125%	1/18/29	335	365
4	University of Chicago	4.003%	10/1/53	400	438
4	University of Notre Dame du Lac	3.438%	2/15/45	900	924
	University of Notre Dame du Lac	3.394%	2/15/48	325	328
	University of Pennsylvania	4.674%	9/1/12	600	724
4	University of Southern California	3.028%	10/1/39	525	513
4	University of Southern California	3.841%	10/1/47	500	544
4	William Marsh Rice University	3.574%	5/15/45	715	748
	Technology (0.9%)
	Adobe Inc.	3.250%	2/1/25	800	834
	Alphabet Inc.	3.625%	5/19/21	350	360
	Alphabet Inc.	1.998%	8/15/26	1,500	1,462
	Altera Corp.	4.100%	11/15/23	750	806
	Amphenol Corp.	3.125%	9/15/21	250	254
	Amphenol Corp.	4.000%	2/1/22	75	78
	Amphenol Corp.	3.200%	4/1/24	200	205
	Amphenol Corp.	4.350%	6/1/29	75	81
	Analog Devices Inc.	2.500%	12/5/21	300	301
	Analog Devices Inc.	2.875%	6/1/23	1,375	1,393
	Analog Devices Inc.	3.125%	12/5/23	400	409
	Analog Devices Inc.	3.900%	12/15/25	50	53
	Analog Devices Inc.	3.500%	12/5/26	1,225	1,252
	Apple Inc.	2.000%	11/13/20	950	949
	Apple Inc.	2.250%	2/23/21	2,835	2,843
	Apple Inc.	2.850%	5/6/21	1,975	2,005
	Apple Inc.	1.550%	8/4/21	1,400	1,385
	Apple Inc.	2.150%	2/9/22	1,300	1,304
	Apple Inc.	2.500%	2/9/22	1,250	1,262
	Apple Inc.	2.300%	5/11/22	1,025	1,031
	Apple Inc.	2.700%	5/13/22	1,725	1,756
	Apple Inc.	2.400%	1/13/23	725	731
	Apple Inc.	2.850%	2/23/23	1,384	1,417
	Apple Inc.	2.400%	5/3/23	3,790	3,831
	Apple Inc.	3.000%	2/9/24	1,375	1,420
	Apple Inc.	3.450%	5/6/24	930	983
	Apple Inc.	2.850%	5/11/24	4,915	5,054
	Apple Inc.	2.750%	1/13/25	2,500	2,555
	Apple Inc.	3.250%	2/23/26	3,805	3,976
	Apple Inc.	2.450%	8/4/26	500	499
	Apple Inc.	3.350%	2/9/27	200	210
	Apple Inc.	3.200%	5/11/27	2,700	2,815
	Apple Inc.	2.900%	9/12/27	4,300	4,398
	Apple Inc.	3.000%	11/13/27	25	26
	Apple Inc.	4.500%	2/23/36	1,475	1,731
	Apple Inc.	3.850%	5/4/43	1,975	2,095
	Apple Inc.	4.450%	5/6/44	825	946
	Apple Inc.	3.450%	2/9/45	1,444	1,436
	Apple Inc.	4.375%	5/13/45	1,775	2,019
	Apple Inc.	4.650%	2/23/46	4,430	5,242
	Apple Inc.	3.850%	8/4/46	2,050	2,174
	Apple Inc.	3.750%	9/12/47	860	900
	Apple Inc.	3.750%	11/13/47	975	1,022
	Applied Materials Inc.	2.625%	10/1/20	400	402
	Applied Materials Inc.	4.300%	6/15/21	1,000	1,042
	Applied Materials Inc.	3.900%	10/1/25	550	589
	Applied Materials Inc.	3.300%	4/1/27	865	900
	Applied Materials Inc.	5.100%	10/1/35	400	486
	Applied Materials Inc.	5.850%	6/15/41	250	322

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Applied Materials Inc.	4.350%	4/1/47	775	859
	Arrow Electronics Inc.	3.500%	4/1/22	325	331
	Arrow Electronics Inc.	4.500%	3/1/23	400	417
	Arrow Electronics Inc.	3.250%	9/8/24	400	396
	Arrow Electronics Inc.	4.000%	4/1/25	300	307
	Arrow Electronics Inc.	3.875%	1/12/28	250	247
	Autodesk Inc.	3.600%	12/15/22	100	103
	Autodesk Inc.	4.375%	6/15/25	250	267
	Autodesk Inc.	3.500%	6/15/27	375	378
	Avnet Inc.	4.875%	12/1/22	400	423
	Avnet Inc.	4.625%	4/15/26	450	475
	Baidu Inc.	2.875%	7/6/22	1,050	1,051
	Baidu Inc.	3.500%	11/28/22	1,500	1,534
	Baidu Inc.	3.875%	9/29/23	800	831
	Baidu Inc.	4.375%	5/14/24	400	423
	Baidu Inc.	3.625%	7/6/27	575	579
	Baidu Inc.	4.375%	3/29/28	400	421
	Baidu Inc.	4.875%	11/14/28	300	328
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.200%	1/15/21	575	570
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.000%	1/15/22	2,685	2,695
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.650%	1/15/23	1,425	1,404
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	2,025	2,044
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	1,525	1,485
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	4,050	3,964
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	1,000	944
7	Broadcom Inc.	3.125%	4/15/21	1,500	1,509
7	Broadcom Inc.	3.125%	10/15/22	1,200	1,206
7	Broadcom Inc.	3.625%	10/15/24	1,400	1,406
7	Broadcom Inc.	4.250%	4/15/26	3,500	3,541
7	Broadcom Inc.	4.750%	4/15/29	950	970
	Broadridge Financial Solutions Inc.	3.950%	9/1/20	250	254
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	320	325
	CA Inc.	3.600%	8/1/20	800	805
	CA Inc.	3.600%	8/15/22	500	507
	Cadence Design Systems Inc.	4.375%	10/15/24	275	293
	Cisco Systems Inc.	2.200%	2/28/21	3,250	3,253
	Cisco Systems Inc.	2.600%	2/28/23	250	254
	Cisco Systems Inc.	2.200%	9/20/23	500	501
	Cisco Systems Inc.	3.625%	3/4/24	2,000	2,130
	Cisco Systems Inc.	2.950%	2/28/26	550	566
	Cisco Systems Inc.	2.500%	9/20/26	1,150	1,161
	Cisco Systems Inc.	5.900%	2/15/39	1,000	1,358
	Cisco Systems Inc.	5.500%	1/15/40	1,530	2,016
	Citrix Systems Inc.	4.500%	12/1/27	500	517
	Corning Inc.	2.900%	5/15/22	625	633
	Corning Inc.	4.700%	3/15/37	250	271
	Corning Inc.	5.750%	8/15/40	665	788
	Corning Inc.	4.375%	11/15/57	650	633
7	Dell International LLC / EMC Corp.	5.450%	6/15/23	2,850	3,070
7	Dell International LLC / EMC Corp.	4.000%	7/15/24	400	409
7	Dell International LLC / EMC Corp.	6.020%	6/15/26	4,500	4,959
7	Dell International LLC / EMC Corp.	4.900%	10/1/26	1,000	1,043
7	Dell International LLC / EMC Corp.	5.300%	10/1/29	1,400	1,471
7	Dell International LLC / EMC Corp.	8.100%	7/15/36	1,300	1,594
7	Dell International LLC / EMC Corp.	8.350%	7/15/46	1,500	1,891
7	Dell International LLC / EMC Corp.	4.420%	6/15/21	3,575	3,682
	DXC Technology Co.	4.250%	4/15/24	1,050	1,097
	Equifax Inc.	2.300%	6/1/21	875	870
	Equifax Inc.	3.600%	8/15/21	125	127
	Equifax Inc.	3.950%	6/15/23	225	234
	Fidelity National Information Services Inc.	3.625%	10/15/20	2,250	2,282
	Fidelity National Information Services Inc.	3.500%	4/15/23	530	547
	Fidelity National Information Services Inc.	3.875%	6/5/24	588	619
	Fidelity National Information Services Inc.	3.000%	8/15/26	993	1,003

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Fidelity National Information Services Inc.	4.500%	8/15/46	425	441
Fidelity National Information Services Inc.	4.750%	5/15/48	500	553
Fiserv Inc.	3.800%	10/1/23	1,000	1,049
Fiserv Inc.	2.750%	7/1/24	1,600	1,611
Fiserv Inc.	3.850%	6/1/25	700	739
Fiserv Inc.	3.200%	7/1/26	1,600	1,632
Fiserv Inc.	4.200%	10/1/28	1,150	1,241
Fiserv Inc.	3.500%	7/1/29	2,500	2,560
Fiserv Inc.	4.400%	7/1/49	1,300	1,353
Flex Ltd.	5.000%	2/15/23	500	523
Flex Ltd.	4.750%	6/15/25	25	26
Flex Ltd.	4.875%	6/15/29	200	203
Hewlett Packard Enterprise Co.	3.600%	10/15/20	2,525	2,558
Hewlett Packard Enterprise Co.	3.500%	10/5/21	1,890	1,934
Hewlett Packard Enterprise Co.	4.400%	10/15/22	1,151	1,213
Hewlett Packard Enterprise Co.	4.900%	10/15/25	2,000	2,200
Hewlett Packard Enterprise Co.	6.200%	10/15/35	600	672
Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,150	1,264
HP Inc.	3.750%	12/1/20	113	115
HP Inc.	4.050%	9/15/22	401	419
HP Inc.	6.000%	9/15/41	610	674
IBM Credit LLC	3.450%	11/30/20	425	432
IBM Credit LLC	1.800%	1/20/21	525	522
IBM Credit LLC	3.600%	11/30/21	425	438
IBM Credit LLC	2.200%	9/8/22	750	748
IBM Credit LLC	3.000%	2/6/23	850	869
Intel Corp.	2.450%	7/29/20	1,250	1,254
Intel Corp.	1.700%	5/19/21	500	496
Intel Corp.	3.300%	10/1/21	1,425	1,467
Intel Corp.	3.100%	7/29/22	625	643
Intel Corp.	2.700%	12/15/22	1,768	1,801
Intel Corp.	2.875%	5/11/24	2,675	2,747
Intel Corp.	3.700%	7/29/25	1,505	1,607
Intel Corp.	2.600%	5/19/26	1,140	1,147
Intel Corp.	4.000%	12/15/32	1,125	1,265
Intel Corp.	4.800%	10/1/41	665	778
Intel Corp.	4.100%	5/19/46	1,050	1,136
Intel Corp.	3.734%	12/8/47	3,000	3,134
International Business Machines Corp.	2.800%	5/13/21	1,100	1,113
International Business Machines Corp.	2.900%	11/1/21	200	203
International Business Machines Corp.	2.850%	5/13/22	2,200	2,237
International Business Machines Corp.	1.875%	8/1/22	3,465	3,426
International Business Machines Corp.	2.875%	11/9/22	1,150	1,174
International Business Machines Corp.	3.375%	8/1/23	1,100	1,137
International Business Machines Corp.	3.625%	2/12/24	1,400	1,470
International Business Machines Corp.	3.000%	5/15/24	2,500	2,568
International Business Machines Corp.	3.450%	2/19/26	1,700	1,772
International Business Machines Corp.	3.300%	5/15/26	3,200	3,309
International Business Machines Corp.	3.500%	5/15/29	2,725	2,837
International Business Machines Corp.	4.150%	5/15/39	1,600	1,699
International Business Machines Corp.	5.600%	11/30/39	1,114	1,400
International Business Machines Corp.	4.000%	6/20/42	1,500	1,533
International Business Machines Corp.	4.250%	5/15/49	2,700	2,888
Jabil Inc.	5.625%	12/15/20	250	260
Jabil Inc.	3.950%	1/12/28	400	391
Juniper Networks Inc.	4.600%	3/15/21	360	372
Juniper Networks Inc.	4.350%	6/15/25	250	266
Juniper Networks Inc.	5.950%	3/15/41	150	163
Keysight Technologies Inc.	4.550%	10/30/24	475	507
Keysight Technologies Inc.	4.600%	4/6/27	575	613
KLA Corp.	4.125%	11/1/21	1,800	1,863
KLA Corp.	4.650%	11/1/24	1,175	1,284
KLA Corp.	4.100%	3/15/29	650	686
KLA Corp.	5.000%	3/15/49	300	335

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Lam Research Corp.	2.800%	6/15/21	450	453
	Lam Research Corp.	3.800%	3/15/25	425	449
	Lam Research Corp.	3.750%	3/15/26	600	629
	Lam Research Corp.	4.000%	3/15/29	1,100	1,168
	Lam Research Corp.	4.875%	3/15/49	700	768
	Marvell Technology Group Ltd.	4.200%	6/22/23	425	441
	Marvell Technology Group Ltd.	4.875%	6/22/28	300	318
	Maxim Integrated Products Inc.	3.375%	3/15/23	400	407
	Maxim Integrated Products Inc.	3.450%	6/15/27	450	451
	Micron Technology Inc.	4.640%	2/6/24	275	286
	Micron Technology Inc.	4.975%	2/6/26	375	396
	Micron Technology Inc.	5.327%	2/6/29	575	610
	Microsoft Corp.	3.000%	10/1/20	250	253
	Microsoft Corp.	2.000%	11/3/20	4,075	4,074
	Microsoft Corp.	2.400%	2/6/22	1,500	1,516
	Microsoft Corp.	2.375%	2/12/22	1,600	1,617
	Microsoft Corp.	2.650%	11/3/22	2,555	2,605
	Microsoft Corp.	2.375%	5/1/23	250	253
	Microsoft Corp.	2.000%	8/8/23	1,900	1,899
	Microsoft Corp.	2.875%	2/6/24	1,713	1,774
	Microsoft Corp.	3.125%	11/3/25	2,270	2,388
	Microsoft Corp.	2.400%	8/8/26	3,000	3,014
	Microsoft Corp.	3.300%	2/6/27	5,300	5,626
	Microsoft Corp.	3.500%	2/12/35	1,325	1,412
	Microsoft Corp.	4.200%	11/3/35	1,000	1,143
	Microsoft Corp.	3.450%	8/8/36	1,000	1,058
	Microsoft Corp.	4.100%	2/6/37	2,350	2,678
	Microsoft Corp.	4.500%	10/1/40	169	201
	Microsoft Corp.	5.300%	2/8/41	600	782
	Microsoft Corp.	3.500%	11/15/42	850	887
	Microsoft Corp.	3.750%	5/1/43	110	119
	Microsoft Corp.	4.875%	12/15/43	705	884
	Microsoft Corp.	3.750%	2/12/45	1,550	1,686
	Microsoft Corp.	4.450%	11/3/45	2,125	2,549
	Microsoft Corp.	3.700%	8/8/46	3,650	3,959
	Microsoft Corp.	4.250%	2/6/47	2,300	2,724
	Microsoft Corp.	4.000%	2/12/55	4,615	5,185
	Microsoft Corp.	3.950%	8/8/56	600	664
	Microsoft Corp.	4.500%	2/6/57	1,350	1,636
	Motorola Solutions Inc.	3.750%	5/15/22	338	347
	Motorola Solutions Inc.	3.500%	3/1/23	1,200	1,221
	Motorola Solutions Inc.	4.000%	9/1/24	500	519
	Motorola Solutions Inc.	4.600%	2/23/28	550	576
	Motorola Solutions Inc.	5.500%	9/1/44	300	304
	NetApp Inc.	3.375%	6/15/21	850	860
	NetApp Inc.	3.300%	9/29/24	300	305
	NVIDIA Corp.	2.200%	9/16/21	815	812
	NVIDIA Corp.	3.200%	9/16/26	764	780
7	NXP BV / NXP Funding LLC	4.875%	3/1/24	800	855
7	NXP BV / NXP Funding LLC	5.350%	3/1/26	787	870
7	NXP BV / NXP Funding LLC	5.550%	12/1/28	675	757
7	NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/26	300	307
7	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	1,000	1,028
	Oracle Corp.	1.900%	9/15/21	6,800	6,763
	Oracle Corp.	2.500%	5/15/22	2,537	2,562
	Oracle Corp.	2.400%	9/15/23	1,720	1,730
	Oracle Corp.	3.400%	7/8/24	2,425	2,537
	Oracle Corp.	2.950%	11/15/24	2,010	2,069
	Oracle Corp.	2.650%	7/15/26	6,500	6,526
	Oracle Corp.	3.250%	5/15/30	275	288
	Oracle Corp.	4.300%	7/8/34	1,350	1,535
	Oracle Corp.	3.900%	5/15/35	1,375	1,489
	Oracle Corp.	3.850%	7/15/36	1,580	1,670
	Oracle Corp.	3.800%	11/15/37	1,425	1,512

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Oracle Corp.	6.125%	7/8/39	1,000	1,363
	Oracle Corp.	5.375%	7/15/40	2,160	2,739
	Oracle Corp.	4.500%	7/8/44	785	886
	Oracle Corp.	4.125%	5/15/45	2,825	3,057
	Oracle Corp.	4.000%	7/15/46	3,115	3,333
	Oracle Corp.	4.375%	5/15/55	950	1,061
	QUALCOMM Inc.	3.000%	5/20/22	1,625	1,653
	QUALCOMM Inc.	2.600%	1/30/23	1,250	1,252
	QUALCOMM Inc.	2.900%	5/20/24	1,225	1,241
	QUALCOMM Inc.	3.450%	5/20/25	2,230	2,311
	QUALCOMM Inc.	3.250%	5/20/27	1,150	1,170
	QUALCOMM Inc.	4.650%	5/20/35	800	888
	QUALCOMM Inc.	4.800%	5/20/45	1,585	1,768
	QUALCOMM Inc.	4.300%	5/20/47	1,000	1,048
	salesforce.com Inc.	3.250%	4/11/23	825	854
	salesforce.com Inc.	3.700%	4/11/28	1,175	1,263
	Seagate HDD Cayman	4.250%	3/1/22	500	508
	Seagate HDD Cayman	4.750%	6/1/23	725	747
	Seagate HDD Cayman	4.875%	3/1/24	375	385
	Seagate HDD Cayman	4.750%	1/1/25	1,575	1,591
	Seagate HDD Cayman	5.750%	12/1/34	400	393
	Tech Data Corp.	3.700%	2/15/22	425	432
	Tech Data Corp.	4.950%	2/15/27	375	391
	Texas Instruments Inc.	2.750%	3/12/21	250	253
	Texas Instruments Inc.	1.850%	5/15/22	500	497
	Texas Instruments Inc.	2.625%	5/15/24	225	228
	Texas Instruments Inc.	2.900%	11/3/27	400	410
	Texas Instruments Inc.	3.875%	3/15/39	600	648
	Texas Instruments Inc.	4.150%	5/15/48	1,225	1,387
	Total System Services Inc.	3.800%	4/1/21	725	738
	Total System Services Inc.	3.750%	6/1/23	500	516
	Total System Services Inc.	4.000%	6/1/23	475	495
	Total System Services Inc.	4.800%	4/1/26	600	659
	Total System Services Inc.	4.450%	6/1/28	300	321
	Trimble Inc.	4.150%	6/15/23	100	103
	Trimble Inc.	4.750%	12/1/24	225	239
	Trimble Inc.	4.900%	6/15/28	400	428
	Tyco Electronics Group SA	3.500%	2/3/22	725	743
	Tyco Electronics Group SA	3.450%	8/1/24	1,596	1,650
	Tyco Electronics Group SA	3.125%	8/15/27	450	450
	Tyco Electronics Group SA	7.125%	10/1/37	700	950
	Verisk Analytics Inc.	5.800%	5/1/21	325	344
	Verisk Analytics Inc.	4.125%	9/12/22	1,300	1,365
	Verisk Analytics Inc.	4.000%	6/15/25	750	801
	Verisk Analytics Inc.	4.125%	3/15/29	600	645
	Verisk Analytics Inc.	5.500%	6/15/45	600	703
	VMware Inc.	2.300%	8/21/20	1,030	1,027
	VMware Inc.	2.950%	8/21/22	1,310	1,319
	VMware Inc.	3.900%	8/21/27	1,050	1,059
	Xilinx Inc.	3.000%	3/15/21	1,300	1,311
	Xilinx Inc.	2.950%	6/1/24	500	507

	Transportation (0.3%)
4	American Airlines 2013-1 Class A Pass Through Trust	4.000%	1/15/27	162	170
4	American Airlines 2013-2 Class A Pass Through Trust	4.950%	7/15/24	625	654
4	American Airlines 2014-1 Class A Pass Through Trust	3.700%	4/1/28	376	388
4	American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/1/28	723	734
4	American Airlines 2015-1 Class B Pass Through Trust	3.700%	11/1/24	96	96
4	American Airlines 2015-2 Class AA Pass Through Trust	3.600%	9/22/27	245	253
4	American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	396	409
4	American Airlines 2016-2 Class AA Pass Through Trust	3.200%	12/15/29	877	884
4	American Airlines 2016-3 Class A Pass Through Trust	3.250%	4/15/30	135	134
4	American Airlines 2016-3 Class AA Pass Through Trust	3.000%	10/15/28	202	201
4	American Airlines 2017-1 Class AA Pass Through Trust	3.650%	8/15/30	450	467

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	American Airlines 2017-2 Class AA Pass Through Trust	3.350%	10/15/29	378	381
4	BNSF Funding Trust I	6.613%	12/15/55	325	357
	Burlington Northern Santa Fe LLC	3.600%	9/1/20	275	279
	Burlington Northern Santa Fe LLC	4.100%	6/1/21	410	421
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	410	420
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	425	434
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	240	246
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	625	640
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	625	660
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	400	423
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	400	421
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	250	256
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	275	292
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	879
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	975	1,022
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	166
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	400	534
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	625	820
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	453
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	925	1,165
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	200	241
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	647
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	500	562
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	850	970
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	616
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	800	968
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	600	694
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	500	555
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	300	354
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	550	584
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	850	940
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	850	936
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	575	645
	Canadian National Railway Co.	2.850%	12/15/21	525	531
	Canadian National Railway Co.	2.750%	3/1/26	375	377
	Canadian National Railway Co.	6.250%	8/1/34	350	478
	Canadian National Railway Co.	6.200%	6/1/36	350	474
	Canadian National Railway Co.	6.375%	11/15/37	350	490
	Canadian National Railway Co.	3.650%	2/3/48	650	677
	Canadian Pacific Railway Co.	4.450%	3/15/23	430	453
	Canadian Pacific Railway Co.	2.900%	2/1/25	100	102
	Canadian Pacific Railway Co.	7.125%	10/15/31	225	312
	Canadian Pacific Railway Co.	5.750%	3/15/33	425	524
	Canadian Pacific Railway Co.	5.950%	5/15/37	775	986
	Canadian Pacific Railway Co.	4.800%	8/1/45	175	205
	Canadian Pacific Railway Co.	6.125%	9/15/15	530	716
	CH Robinson Worldwide Inc.	4.200%	4/15/28	100	107
4	Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	5/10/21	738	747
4	Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	634	664
4	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	326	340
	CSX Corp.	3.700%	10/30/20	205	208
	CSX Corp.	4.250%	6/1/21	900	929
	CSX Corp.	3.700%	11/1/23	200	210
	CSX Corp.	3.350%	11/1/25	400	419
	CSX Corp.	3.250%	6/1/27	1,500	1,544
	CSX Corp.	3.800%	3/1/28	1,275	1,364
	CSX Corp.	4.250%	3/15/29	900	998
	CSX Corp.	6.220%	4/30/40	174	226
	CSX Corp.	5.500%	4/15/41	425	511
	CSX Corp.	4.750%	5/30/42	1,310	1,476
	CSX Corp.	4.400%	3/1/43	93	101
	CSX Corp.	4.100%	3/15/44	800	833
	CSX Corp.	4.300%	3/1/48	1,000	1,072
	CSX Corp.	4.500%	3/15/49	900	1,010

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	CSX Corp.	3.950%	5/1/50	650	658
	CSX Corp.	4.250%	11/1/66	500	496
	CSX Corp.	4.650%	3/1/68	500	535
4	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	257	282
4	Delta Air Lines 2015-1 Class AA Pass Through Trust	3.625%	7/30/27	318	334
4	Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%	4/25/24	430	444
	Delta Air Lines Inc.	2.600%	12/4/20	300	300
	Delta Air Lines Inc.	3.400%	4/19/21	500	508
	Delta Air Lines Inc.	3.625%	3/15/22	750	763
	Delta Air Lines Inc.	3.800%	4/19/23	625	641
	Delta Air Lines Inc.	4.375%	4/19/28	475	483
	FedEx Corp.	2.625%	8/1/22	1,470	1,479
	FedEx Corp.	4.000%	1/15/24	450	481
	FedEx Corp.	3.250%	4/1/26	500	514
	FedEx Corp.	3.300%	3/15/27	350	359
	FedEx Corp.	3.400%	2/15/28	1,000	1,029
	FedEx Corp.	3.900%	2/1/35	200	201
	FedEx Corp.	3.875%	8/1/42	200	188
	FedEx Corp.	4.100%	4/15/43	300	288
	FedEx Corp.	5.100%	1/15/44	600	659
	FedEx Corp.	4.750%	11/15/45	975	1,014
	FedEx Corp.	4.550%	4/1/46	1,150	1,175
	FedEx Corp.	4.400%	1/15/47	800	796
	FedEx Corp.	4.050%	2/15/48	1,500	1,430
	FedEx Corp.	4.950%	10/17/48	300	326
	FedEx Corp.	4.500%	2/1/65	150	137
	JB Hunt Transport Services Inc.	3.300%	8/15/22	400	408
	JB Hunt Transport Services Inc.	3.875%	3/1/26	150	157
	Kansas City Southern	3.000%	5/15/23	400	406
	Kansas City Southern	4.300%	5/15/43	250	258
	Kansas City Southern	4.950%	8/15/45	400	444
	Kansas City Southern	4.700%	5/1/48	1,500	1,677
	Kirby Corp.	4.200%	3/1/28	1,200	1,242
4	Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	203	205
	Norfolk Southern Corp.	3.250%	12/1/21	325	331
	Norfolk Southern Corp.	3.000%	4/1/22	1,875	1,911
	Norfolk Southern Corp.	2.903%	2/15/23	780	788
	Norfolk Southern Corp.	3.850%	1/15/24	200	211
	Norfolk Southern Corp.	5.590%	5/17/25	164	187
	Norfolk Southern Corp.	3.650%	8/1/25	75	79
	Norfolk Southern Corp.	7.800%	5/15/27	100	132
	Norfolk Southern Corp.	3.150%	6/1/27	125	128
	Norfolk Southern Corp.	3.800%	8/1/28	450	485
	Norfolk Southern Corp.	4.837%	10/1/41	565	647
	Norfolk Southern Corp.	3.950%	10/1/42	425	438
	Norfolk Southern Corp.	4.450%	6/15/45	275	304
	Norfolk Southern Corp.	4.650%	1/15/46	200	229
	Norfolk Southern Corp.	3.942%	11/1/47	150	156
	Norfolk Southern Corp.	4.150%	2/28/48	50	54
	Norfolk Southern Corp.	4.100%	5/15/49	315	334
	Norfolk Southern Corp.	4.050%	8/15/52	1,723	1,788
	Norfolk Southern Corp.	6.000%	3/15/05	160	199
	Norfolk Southern Corp.	5.100%	8/1/18	820	928
4	Northwest Airlines 2007-1 Class A Pass Through Trust	7.027%	5/1/21	139	141
	Ryder System Inc.	2.875%	9/1/20	125	126
	Ryder System Inc.	3.500%	6/1/21	300	306
	Ryder System Inc.	2.250%	9/1/21	100	100
	Ryder System Inc.	2.875%	6/1/22	350	354
	Ryder System Inc.	3.400%	3/1/23	350	359
	Ryder System Inc.	3.750%	6/9/23	1,490	1,549
	Ryder System Inc.	3.650%	3/18/24	550	573
	Southwest Airlines Co.	2.650%	11/5/20	540	542
	Southwest Airlines Co.	2.750%	11/16/22	100	100
	Southwest Airlines Co.	3.000%	11/15/26	400	399

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Southwest Airlines Co.	3.450%	11/16/27	240	247
4	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	69	73
4	Spirit Airlines Class A Pass Through Certificates Series 2015-1	4.100%	10/1/29	259	271
	Union Pacific Corp.	3.200%	6/8/21	600	611
	Union Pacific Corp.	2.950%	3/1/22	400	407
	Union Pacific Corp.	4.163%	7/15/22	100	105
	Union Pacific Corp.	2.950%	1/15/23	650	662
	Union Pacific Corp.	2.750%	4/15/23	200	203
	Union Pacific Corp.	3.500%	6/8/23	600	624
	Union Pacific Corp.	3.646%	2/15/24	2,375	2,485
	Union Pacific Corp.	3.150%	3/1/24	400	412
	Union Pacific Corp.	3.250%	1/15/25	400	414
	Union Pacific Corp.	3.750%	7/15/25	600	636
	Union Pacific Corp.	3.250%	8/15/25	900	935
	Union Pacific Corp.	2.750%	3/1/26	648	653
	Union Pacific Corp.	3.000%	4/15/27	240	244
	Union Pacific Corp.	3.950%	9/10/28	800	875
	Union Pacific Corp.	3.700%	3/1/29	800	857
	Union Pacific Corp.	3.375%	2/1/35	900	888
	Union Pacific Corp.	3.600%	9/15/37	708	714
	Union Pacific Corp.	4.375%	9/10/38	625	687
	Union Pacific Corp.	4.250%	4/15/43	400	424
	Union Pacific Corp.	4.821%	2/1/44	250	288
	Union Pacific Corp.	4.150%	1/15/45	400	414
	Union Pacific Corp.	4.050%	11/15/45	250	260
	Union Pacific Corp.	3.350%	8/15/46	550	517
	Union Pacific Corp.	4.500%	9/10/48	400	451
	Union Pacific Corp.	4.300%	3/1/49	900	991
	Union Pacific Corp.	3.799%	10/1/51	1,082	1,085
	Union Pacific Corp.	3.875%	2/1/55	400	397
	Union Pacific Corp.	4.375%	11/15/65	800	839
	Union Pacific Corp.	4.100%	9/15/67	350	349
4	United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	544	578
4	United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	584	613
4	United Airlines 2015-1 Class A Pass Through Trust	3.700%	6/1/24	200	204
4	United Airlines 2015-1 Class AA Pass Through Trust	3.450%	12/1/27	235	241
4	United Airlines 2016-1 Class A Pass Through Trust	3.450%	1/7/30	368	372
4	United Airlines 2016-1 Class AA Pass Through Trust	3.100%	7/7/28	506	509
4	United Airlines 2019-1 Class AA Pass Through Trust	4.150%	8/25/31	500	534
	United Parcel Service Inc.	3.125%	1/15/21	990	1,005
	United Parcel Service Inc.	2.050%	4/1/21	500	499
	United Parcel Service Inc.	2.450%	10/1/22	800	812
	United Parcel Service Inc.	2.500%	4/1/23	870	878
	United Parcel Service Inc.	2.800%	11/15/24	950	967
	United Parcel Service Inc.	2.400%	11/15/26	1,575	1,561
	United Parcel Service Inc.	3.050%	11/15/27	750	772
	United Parcel Service Inc.	3.400%	3/15/29	500	526
	United Parcel Service Inc.	6.200%	1/15/38	820	1,110
	United Parcel Service Inc.	4.875%	11/15/40	350	407
	United Parcel Service Inc.	3.625%	10/1/42	175	175
	United Parcel Service Inc.	3.400%	11/15/46	340	325
	United Parcel Service Inc.	3.750%	11/15/47	1,000	1,009
	United Parcel Service Inc.	4.250%	3/15/49	600	653
4	US Airways 2013-1 Class A Pass Through Trust	3.950%	5/15/27	137	144
					2,691,618
Utilities (0.8%)
	Electric (0.7%)
	AEP Texas Inc.	2.400%	10/1/22	300	301
	AEP Texas Inc.	3.950%	6/1/28	400	429
	AEP Texas Inc.	3.800%	10/1/47	250	253
	AEP Transmission Co. LLC	3.100%	12/1/26	200	204
	AEP Transmission Co. LLC	4.000%	12/1/46	325	344

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
AEP Transmission Co. LLC	3.750%	12/1/47	400	410
AEP Transmission Co. LLC	4.250%	9/15/48	325	358
AEP Transmission Co. LLC	3.800%	6/15/49	270	279
Alabama Power Co.	2.450%	3/30/22	975	979
Alabama Power Co.	3.550%	12/1/23	700	735
Alabama Power Co.	6.000%	3/1/39	100	132
Alabama Power Co.	3.850%	12/1/42	125	130
Alabama Power Co.	4.150%	8/15/44	300	324
Alabama Power Co.	3.750%	3/1/45	850	871
Alabama Power Co.	4.300%	1/2/46	300	333
Alabama Power Co.	3.700%	12/1/47	325	330
Alabama Power Co.	4.300%	7/15/48	500	558
Ameren Corp.	2.700%	11/15/20	825	828
Ameren Corp.	3.650%	2/15/26	440	458
Ameren Illinois Co.	2.700%	9/1/22	250	253
Ameren Illinois Co.	3.250%	3/1/25	275	284
Ameren Illinois Co.	3.800%	5/15/28	350	378
Ameren Illinois Co.	4.150%	3/15/46	475	516
Ameren Illinois Co.	3.700%	12/1/47	475	486
American Electric Power Co. Inc.	2.150%	11/13/20	250	249
American Electric Power Co. Inc.	3.650%	12/1/21	425	438
American Electric Power Co. Inc.	3.200%	11/13/27	400	406
American Electric Power Co. Inc.	4.300%	12/1/28	500	546
Appalachian Power Co.	3.400%	6/1/25	400	415
Appalachian Power Co.	7.000%	4/1/38	260	355
Appalachian Power Co.	4.400%	5/15/44	825	897
Appalachian Power Co.	4.500%	3/1/49	1,400	1,569
Arizona Public Service Co.	3.150%	5/15/25	500	518
Arizona Public Service Co.	2.950%	9/15/27	300	304
Arizona Public Service Co.	5.050%	9/1/41	575	670
Arizona Public Service Co.	4.500%	4/1/42	325	358
Arizona Public Service Co.	4.350%	11/15/45	50	55
Arizona Public Service Co.	3.750%	5/15/46	425	423
Arizona Public Service Co.	4.250%	3/1/49	500	546
Avangrid Inc.	3.150%	12/1/24	545	554
Avangrid Inc.	3.800%	6/1/29	400	418
Avista Corp.	4.350%	6/1/48	300	329
Baltimore Gas & Electric Co.	3.350%	7/1/23	900	929
Baltimore Gas & Electric Co.	2.400%	8/15/26	225	219
Baltimore Gas & Electric Co.	3.500%	8/15/46	700	693
Baltimore Gas & Electric Co.	3.750%	8/15/47	250	253
Baltimore Gas & Electric Co.	4.250%	9/15/48	250	277
Berkshire Hathaway Energy Co.	2.375%	1/15/21	1,250	1,254
Berkshire Hathaway Energy Co.	2.800%	1/15/23	150	153
Berkshire Hathaway Energy Co.	3.750%	11/15/23	250	264
Berkshire Hathaway Energy Co.	3.500%	2/1/25	250	262
Berkshire Hathaway Energy Co.	3.250%	4/15/28	500	514
Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,325	1,764
Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,225	1,593
Berkshire Hathaway Energy Co.	6.500%	9/15/37	170	226
Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,375	1,682
Berkshire Hathaway Energy Co.	4.500%	2/1/45	575	643
Berkshire Hathaway Energy Co.	3.800%	7/15/48	250	254
Berkshire Hathaway Energy Co.	4.450%	1/15/49	850	960
Black Hills Corp.	4.250%	11/30/23	500	528
Black Hills Corp.	3.950%	1/15/26	250	260
Black Hills Corp.	3.150%	1/15/27	325	322
Black Hills Corp.	4.350%	5/1/33	350	386
Black Hills Corp.	4.200%	9/15/46	250	249
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	1,625	1,612
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	250	250
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	150	147
CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	200	203
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	697

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	325	349
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	100	113
CenterPoint Energy Inc.	3.600%	11/1/21	300	308
CenterPoint Energy Inc.	2.500%	9/1/22	400	400
CenterPoint Energy Inc.	3.850%	2/1/24	350	367
CenterPoint Energy Inc.	4.250%	11/1/28	375	404
Cleco Corporate Holdings LLC	3.743%	5/1/26	425	429
Cleco Corporate Holdings LLC	4.973%	5/1/46	275	291
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,275	1,445
Cleveland Electric Illuminating Co.	5.950%	12/15/36	325	395
CMS Energy Corp.	5.050%	3/15/22	500	531
CMS Energy Corp.	3.000%	5/15/26	250	250
CMS Energy Corp.	3.450%	8/15/27	300	308
CMS Energy Corp.	4.875%	3/1/44	275	315
Commonwealth Edison Co.	2.950%	8/15/27	275	278
Commonwealth Edison Co.	5.900%	3/15/36	500	642
Commonwealth Edison Co.	6.450%	1/15/38	1,030	1,422
Commonwealth Edison Co.	4.700%	1/15/44	825	964
Commonwealth Edison Co.	3.700%	3/1/45	1,100	1,117
Commonwealth Edison Co.	3.650%	6/15/46	300	304
Commonwealth Edison Co.	3.750%	8/15/47	500	516
Commonwealth Edison Co.	4.000%	3/1/48	275	296
Commonwealth Edison Co.	4.000%	3/1/49	700	754
Connecticut Light & Power Co.	2.500%	1/15/23	1,310	1,323
Connecticut Light & Power Co.	3.200%	3/15/27	250	258
Connecticut Light & Power Co.	4.300%	4/15/44	375	420
Connecticut Light & Power Co.	4.150%	6/1/45	75	83
Connecticut Light & Power Co.	4.000%	4/1/48	650	708
Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	275	281
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	358
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	1,088
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	300	392
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	565
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	1,000	1,291
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	550	576
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,530	1,690
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	422
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	340	350
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	750	775
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	500	539
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	75	82
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	375	384
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	500	561
Consolidated Edison Inc.	2.000%	5/15/21	300	298
Consumers Energy Co.	2.850%	5/15/22	250	255
Consumers Energy Co.	3.375%	8/15/23	225	234
Consumers Energy Co.	3.250%	8/15/46	550	526
Consumers Energy Co.	3.950%	7/15/47	500	540
Consumers Energy Co.	4.050%	5/15/48	500	550
Delmarva Power & Light Co.	3.500%	11/15/23	125	131
Delmarva Power & Light Co.	4.150%	5/15/45	600	642
Dominion Energy Inc.	2.715%	8/15/21	250	250
Dominion Energy Inc.	2.750%	1/15/22	350	352
Dominion Energy Inc.	2.750%	9/15/22	100	101
Dominion Energy Inc.	3.071%	8/15/24	500	503
Dominion Energy Inc.	3.900%	10/1/25	425	453
Dominion Energy Inc.	2.850%	8/15/26	500	495
Dominion Energy Inc.	4.250%	6/1/28	750	811
Dominion Energy Inc.	6.300%	3/15/33	500	640
Dominion Energy Inc.	5.250%	8/1/33	200	235
Dominion Energy Inc.	7.000%	6/15/38	300	400
Dominion Energy Inc.	4.900%	8/1/41	790	891
Dominion Energy Inc.	4.050%	9/15/42	400	406
Dominion Energy Inc.	4.600%	3/15/49	1,000	1,110

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Dominion Energy Inc.	5.750%	10/1/54	375	389
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	400	522
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	450	581
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	309
	Dominion Energy South Carolina Inc.	4.350%	2/1/42	182	198
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	325	369
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	425	533
7	DPL Inc.	4.350%	4/15/29	275	278
	DTE Electric Co.	3.450%	10/1/20	410	415
	DTE Electric Co.	3.650%	3/15/24	825	869
	DTE Electric Co.	3.375%	3/1/25	150	157
	DTE Electric Co.	4.000%	4/1/43	300	322
	DTE Electric Co.	3.700%	3/15/45	200	207
	DTE Electric Co.	3.700%	6/1/46	550	570
	DTE Electric Co.	3.750%	8/15/47	450	473
	DTE Electric Co.	4.050%	5/15/48	500	553
	DTE Energy Co.	2.600%	6/15/22	200	201
	DTE Energy Co.	3.300%	6/15/22	250	255
	DTE Energy Co.	3.700%	8/1/23	500	522
	DTE Energy Co.	3.500%	6/1/24	525	544
	DTE Energy Co.	2.850%	10/1/26	675	666
	DTE Energy Co.	3.800%	3/15/27	2,500	2,606
	DTE Energy Co.	3.400%	6/15/29	150	153
	DTE Energy Co.	6.375%	4/15/33	100	129
	Duke Energy Carolinas LLC	3.900%	6/15/21	980	1,011
	Duke Energy Carolinas LLC	6.000%	12/1/28	300	370
	Duke Energy Carolinas LLC	6.100%	6/1/37	425	564
	Duke Energy Carolinas LLC	6.000%	1/15/38	325	430
	Duke Energy Carolinas LLC	6.050%	4/15/38	25	33
	Duke Energy Carolinas LLC	5.300%	2/15/40	710	885
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,000	1,095
	Duke Energy Carolinas LLC	4.000%	9/30/42	675	723
	Duke Energy Carolinas LLC	3.875%	3/15/46	380	399
	Duke Energy Carolinas LLC	3.700%	12/1/47	425	436
	Duke Energy Carolinas LLC	3.950%	3/15/48	400	424
	Duke Energy Corp.	2.400%	8/15/22	1,000	999
	Duke Energy Corp.	3.950%	10/15/23	225	237
	Duke Energy Corp.	3.750%	4/15/24	775	817
	Duke Energy Corp.	2.650%	9/1/26	595	588
	Duke Energy Corp.	3.150%	8/15/27	550	558
	Duke Energy Corp.	4.800%	12/15/45	700	790
	Duke Energy Corp.	3.750%	9/1/46	1,206	1,175
	Duke Energy Florida LLC	3.200%	1/15/27	450	464
	Duke Energy Florida LLC	3.800%	7/15/28	425	456
	Duke Energy Florida LLC	6.350%	9/15/37	525	717
	Duke Energy Florida LLC	6.400%	6/15/38	800	1,119
	Duke Energy Florida LLC	3.400%	10/1/46	400	389
	Duke Energy Florida LLC	4.200%	7/15/48	425	468
4	Duke Energy Florida Project Finance LLC	1.731%	9/1/22	200	198
4	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	400	394
4	Duke Energy Florida Project Finance LLC	2.858%	3/1/33	200	200
4	Duke Energy Florida Project Finance LLC	3.112%	9/1/36	325	315
	Duke Energy Indiana LLC	6.120%	10/15/35	1,175	1,531
	Duke Energy Indiana LLC	4.900%	7/15/43	250	295
	Duke Energy Indiana LLC	3.750%	5/15/46	1,100	1,112
	Duke Energy Ohio Inc.	3.650%	2/1/29	325	349
	Duke Energy Ohio Inc.	3.700%	6/15/46	1,225	1,251
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,000	1,114
	Duke Energy Progress LLC	3.000%	9/15/21	750	762
	Duke Energy Progress LLC	2.800%	5/15/22	350	356
	Duke Energy Progress LLC	3.375%	9/1/23	150	157
	Duke Energy Progress LLC	3.250%	8/15/25	1,725	1,791
	Duke Energy Progress LLC	3.700%	9/1/28	425	455
	Duke Energy Progress LLC	3.450%	3/15/29	1,000	1,051

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Duke Energy Progress LLC	6.300%	4/1/38	300	408
Duke Energy Progress LLC	4.375%	3/30/44	525	587
Duke Energy Progress LLC	4.150%	12/1/44	425	460
Duke Energy Progress LLC	4.200%	8/15/45	525	574
Duke Energy Progress LLC	3.700%	10/15/46	175	178
Edison International	2.400%	9/15/22	550	520
Edison International	2.950%	3/15/23	750	717
Edison International	5.750%	6/15/27	100	107
El Paso Electric Co.	6.000%	5/15/35	175	213
El Paso Electric Co.	5.000%	12/1/44	250	273
Emera US Finance LP	2.700%	6/15/21	625	627
Emera US Finance LP	3.550%	6/15/26	325	332
Emera US Finance LP	4.750%	6/15/46	1,375	1,480
Enel Americas SA	4.000%	10/25/26	700	721
Enel Chile SA	4.875%	6/12/28	600	655
Entergy Arkansas Inc.	3.750%	2/15/21	1,250	1,276
Entergy Arkansas Inc.	3.500%	4/1/26	150	157
Entergy Corp.	4.000%	7/15/22	550	571
Entergy Corp.	2.950%	9/1/26	625	624
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	500	573
Entergy Louisiana LLC	5.400%	11/1/24	175	200
Entergy Louisiana LLC	2.400%	10/1/26	200	195
Entergy Louisiana LLC	3.120%	9/1/27	350	357
Entergy Louisiana LLC	3.250%	4/1/28	300	309
Entergy Louisiana LLC	3.050%	6/1/31	1,025	1,028
Entergy Louisiana LLC	4.000%	3/15/33	625	686
Entergy Louisiana LLC	4.950%	1/15/45	400	423
Entergy Louisiana LLC	4.200%	9/1/48	650	714
Entergy Mississippi Inc.	2.850%	6/1/28	750	749
Eversource Energy	2.750%	3/15/22	350	354
Eversource Energy	3.800%	12/1/23	350	368
Eversource Energy	2.900%	10/1/24	275	279
Eversource Energy	3.150%	1/15/25	1,575	1,617
Eversource Energy	3.300%	1/15/28	200	204
Eversource Energy	4.250%	4/1/29	625	684
Exelon Corp.	5.150%	12/1/20	495	510
Exelon Corp.	2.450%	4/15/21	250	250
Exelon Corp.	3.497%	6/1/22	500	512
Exelon Corp.	3.950%	6/15/25	600	637
Exelon Corp.	3.400%	4/15/26	1,500	1,538
Exelon Corp.	4.950%	6/15/35	800	894
Exelon Corp.	5.625%	6/15/35	415	501
Exelon Corp.	5.100%	6/15/45	200	233
Exelon Corp.	4.450%	4/15/46	500	525
Exelon Generation Co. LLC	4.000%	10/1/20	575	583
Exelon Generation Co. LLC	3.400%	3/15/22	1,050	1,076
Exelon Generation Co. LLC	4.250%	6/15/22	400	418
Exelon Generation Co. LLC	5.750%	10/1/41	300	332
Exelon Generation Co. LLC	5.600%	6/15/42	1,071	1,184
FirstEnergy Corp.	2.850%	7/15/22	450	455
FirstEnergy Corp.	4.250%	3/15/23	200	210
FirstEnergy Corp.	3.900%	7/15/27	1,150	1,202
FirstEnergy Corp.	7.375%	11/15/31	1,325	1,808
FirstEnergy Corp.	4.850%	7/15/47	2,033	2,306
Florida Power & Light Co.	5.625%	4/1/34	225	289
Florida Power & Light Co.	4.950%	6/1/35	50	59
Florida Power & Light Co.	5.650%	2/1/37	325	417
Florida Power & Light Co.	5.950%	2/1/38	175	235
Florida Power & Light Co.	5.960%	4/1/39	225	304
Florida Power & Light Co.	4.125%	2/1/42	1,675	1,850
Florida Power & Light Co.	4.050%	6/1/42	475	517
Florida Power & Light Co.	3.800%	12/15/42	925	976
Florida Power & Light Co.	4.050%	10/1/44	500	549
Florida Power & Light Co.	3.700%	12/1/47	550	568

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Florida Power & Light Co.	3.950%	3/1/48	800	875
	Florida Power & Light Co.	4.125%	6/1/48	500	560
	Florida Power & Light Co.	3.990%	3/1/49	500	547
	Fortis Inc.	2.100%	10/4/21	450	445
	Fortis Inc.	3.055%	10/4/26	1,254	1,243
	Georgia Power Co.	2.000%	9/8/20	300	298
	Georgia Power Co.	2.400%	4/1/21	1,150	1,151
	Georgia Power Co.	2.850%	5/15/22	300	303
	Georgia Power Co.	3.250%	4/1/26	1,800	1,827
	Georgia Power Co.	3.250%	3/30/27	550	555
	Georgia Power Co.	4.750%	9/1/40	625	685
	Georgia Power Co.	4.300%	3/15/42	575	606
	Georgia Power Co.	4.300%	3/15/43	250	261
	Great Plains Energy Inc.	4.850%	6/1/21	295	305
	Gulf Power Co.	3.300%	5/30/27	250	259
	Iberdrola International BV	6.750%	7/15/36	175	229
	Indiana Michigan Power Co.	3.850%	5/15/28	1,000	1,068
	Indiana Michigan Power Co.	3.750%	7/1/47	550	554
	Indiana Michigan Power Co.	4.250%	8/15/48	500	550
	Interstate Power & Light Co.	3.250%	12/1/24	400	412
	Interstate Power & Light Co.	4.100%	9/26/28	450	487
	Interstate Power & Light Co.	3.600%	4/1/29	240	251
	Interstate Power & Light Co.	6.250%	7/15/39	250	325
	Interstate Power & Light Co.	3.700%	9/15/46	250	242
	ITC Holdings Corp.	2.700%	11/15/22	400	401
	ITC Holdings Corp.	3.650%	6/15/24	300	311
	ITC Holdings Corp.	3.350%	11/15/27	400	410
	ITC Holdings Corp.	5.300%	7/1/43	900	1,077
4	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	157	184
	Kansas City Power & Light Co.	3.150%	3/15/23	220	226
	Kansas City Power & Light Co.	6.050%	11/15/35	200	252
	Kansas City Power & Light Co.	5.300%	10/1/41	480	578
	Kansas City Power & Light Co.	4.200%	6/15/47	225	245
	Kentucky Utilities Co.	3.250%	11/1/20	200	201
	Kentucky Utilities Co.	5.125%	11/1/40	625	764
	LG&E & KU Energy LLC	3.750%	11/15/20	1,150	1,167
	Louisville Gas & Electric Co.	3.300%	10/1/25	250	261
	Louisville Gas & Electric Co.	4.250%	4/1/49	150	168
	MidAmerican Energy Co.	3.100%	5/1/27	450	461
	MidAmerican Energy Co.	6.750%	12/30/31	725	988
	MidAmerican Energy Co.	4.800%	9/15/43	275	324
	MidAmerican Energy Co.	3.650%	8/1/48	575	591
	MidAmerican Energy Co.	4.250%	7/15/49	500	567
	Mississippi Power Co.	4.250%	3/15/42	375	378
	National Rural Utilities Cooperative Finance Corp.	2.300%	11/1/20	300	300
	National Rural Utilities Cooperative Finance Corp.	2.900%	3/15/21	250	253
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	1,400	1,420
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	1,600	1,639
	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	75	78
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	250	272
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	1,533	1,645
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	1,014	1,122
4	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	100	97
4	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	325	329
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	500	564
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	400	447
	Nevada Power Co.	3.700%	5/1/29	500	534
	Nevada Power Co.	6.650%	4/1/36	410	553
	NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	140	145
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	850	863
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	650	656
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	500	513
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	200	205
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	700	730

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	350	363
4	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	450	423
4	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	300	310
	Northern States Power Co.	2.200%	8/15/20	200	200
	Northern States Power Co.	6.250%	6/1/36	325	439
	Northern States Power Co.	6.200%	7/1/37	250	340
	Northern States Power Co.	5.350%	11/1/39	375	471
	Northern States Power Co.	3.400%	8/15/42	410	405
	Northern States Power Co.	4.000%	8/15/45	200	216
	NorthWestern Corp.	4.176%	11/15/44	250	269
	NSTAR Electric Co.	2.375%	10/15/22	125	126
	NSTAR Electric Co.	3.200%	5/15/27	550	567
	NSTAR Electric Co.	3.250%	5/15/29	300	311
	NSTAR Electric Co.	5.500%	3/15/40	550	686
	NV Energy Inc.	6.250%	11/15/20	225	237
	Oglethorpe Power Corp.	5.950%	11/1/39	100	123
	Oglethorpe Power Corp.	5.375%	11/1/40	630	744
	Ohio Power Co.	5.375%	10/1/21	575	614
	Ohio Power Co.	4.000%	6/1/49	500	537
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	300	316
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	225	237
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	250	254
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	575	603
7	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	400	407
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	275	278
7	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	150	161
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,000	1,448
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	400	498
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	575
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	400	504
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	250	264
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	400	447
7	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	500	534
	PacifiCorp	2.950%	2/1/22	1,000	1,017
	PacifiCorp	3.600%	4/1/24	500	524
	PacifiCorp	3.500%	6/15/29	600	637
	PacifiCorp	5.250%	6/15/35	475	567
	PacifiCorp	6.100%	8/1/36	500	656
	PacifiCorp	5.750%	4/1/37	410	522
	PacifiCorp	6.250%	10/15/37	500	668
	PacifiCorp	6.350%	7/15/38	250	335
	PacifiCorp	4.100%	2/1/42	1,650	1,783
	PacifiCorp	4.125%	1/15/49	575	631
	PacifiCorp	4.150%	2/15/50	1,000	1,112
	PECO Energy Co.	2.375%	9/15/22	225	226
	PECO Energy Co.	3.900%	3/1/48	275	292
	Pinnacle West Capital Corp.	2.250%	11/30/20	325	324
	PNM Resources Inc.	3.250%	3/9/21	250	252
	Potomac Electric Power Co.	6.500%	11/15/37	400	549
	Potomac Electric Power Co.	4.150%	3/15/43	550	592
	PPL Capital Funding Inc.	3.500%	12/1/22	375	385
	PPL Capital Funding Inc.	3.400%	6/1/23	25	26
	PPL Capital Funding Inc.	3.950%	3/15/24	225	236
	PPL Capital Funding Inc.	3.100%	5/15/26	25	25
	PPL Capital Funding Inc.	4.700%	6/1/43	465	494
	PPL Capital Funding Inc.	5.000%	3/15/44	1,450	1,610
	PPL Electric Utilities Corp.	3.000%	9/15/21	1,485	1,506
	PPL Electric Utilities Corp.	6.250%	5/15/39	1,600	2,186
	PPL Electric Utilities Corp.	4.150%	10/1/45	300	329
	PPL Electric Utilities Corp.	3.950%	6/1/47	350	372
	PPL Electric Utilities Corp.	4.150%	6/15/48	300	331
	Progress Energy Inc.	3.150%	4/1/22	1,500	1,528
	Progress Energy Inc.	7.750%	3/1/31	625	875
	Progress Energy Inc.	7.000%	10/30/31	200	268

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Progress Energy Inc.	6.000%	12/1/39	480	598
	PSEG Power LLC	3.000%	6/15/21	325	328
	PSEG Power LLC	3.850%	6/1/23	575	598
	Public Service Co. of Colorado	3.200%	11/15/20	700	708
	Public Service Co. of Colorado	3.700%	6/15/28	300	323
	Public Service Co. of Colorado	3.600%	9/15/42	225	225
	Public Service Co. of Colorado	4.300%	3/15/44	200	221
	Public Service Co. of Colorado	4.100%	6/15/48	300	328
	Public Service Co. of New Hampshire	3.500%	11/1/23	150	157
	Public Service Co. of New Hampshire	3.600%	7/1/49	250	255
	Public Service Electric & Gas Co.	1.900%	3/15/21	200	199
	Public Service Electric & Gas Co.	2.375%	5/15/23	225	226
	Public Service Electric & Gas Co.	3.000%	5/15/25	500	512
	Public Service Electric & Gas Co.	3.000%	5/15/27	250	255
	Public Service Electric & Gas Co.	3.200%	5/15/29	300	310
	Public Service Electric & Gas Co.	3.950%	5/1/42	1,525	1,639
	Public Service Electric & Gas Co.	3.800%	3/1/46	1,000	1,053
	Public Service Electric & Gas Co.	3.600%	12/1/47	275	281
	Public Service Electric & Gas Co.	3.850%	5/1/49	350	374
	Public Service Enterprise Group Inc.	2.650%	11/15/22	475	476
	Puget Energy Inc.	6.500%	12/15/20	375	395
	Puget Energy Inc.	6.000%	9/1/21	400	428
	Puget Energy Inc.	5.625%	7/15/22	400	429
	Puget Energy Inc.	3.650%	5/15/25	1,500	1,530
	Puget Sound Energy Inc.	6.274%	3/15/37	450	594
	Puget Sound Energy Inc.	5.757%	10/1/39	495	637
	Puget Sound Energy Inc.	5.638%	4/15/41	390	488
	Puget Sound Energy Inc.	4.300%	5/20/45	350	384
	Puget Sound Energy Inc.	4.223%	6/15/48	500	557
	San Diego Gas & Electric Co.	3.000%	8/15/21	150	152
	San Diego Gas & Electric Co.	3.600%	9/1/23	75	78
	San Diego Gas & Electric Co.	2.500%	5/15/26	350	339
	San Diego Gas & Electric Co.	6.000%	6/1/39	250	306
	San Diego Gas & Electric Co.	4.500%	8/15/40	505	543
	San Diego Gas & Electric Co.	3.750%	6/1/47	325	316
	San Diego Gas & Electric Co.	4.150%	5/15/48	325	338
	Sierra Pacific Power Co.	2.600%	5/1/26	300	297
	Southern California Edison Co.	2.900%	3/1/21	340	341
	Southern California Edison Co.	3.875%	6/1/21	350	356
4	Southern California Edison Co.	1.845%	2/1/22	150	148
	Southern California Edison Co.	2.400%	2/1/22	225	223
	Southern California Edison Co.	3.400%	6/1/23	475	482
	Southern California Edison Co.	3.500%	10/1/23	300	308
	Southern California Edison Co.	3.700%	8/1/25	200	207
	Southern California Edison Co.	3.650%	3/1/28	1,000	1,021
	Southern California Edison Co.	4.200%	3/1/29	200	212
	Southern California Edison Co.	6.650%	4/1/29	225	257
	Southern California Edison Co.	5.750%	4/1/35	508	588
	Southern California Edison Co.	5.350%	7/15/35	1,135	1,267
	Southern California Edison Co.	5.625%	2/1/36	500	574
	Southern California Edison Co.	5.500%	3/15/40	400	461
	Southern California Edison Co.	4.500%	9/1/40	205	215
	Southern California Edison Co.	4.050%	3/15/42	870	857
	Southern California Edison Co.	3.900%	3/15/43	475	461
	Southern California Edison Co.	3.600%	2/1/45	150	139
	Southern California Edison Co.	4.000%	4/1/47	550	547
	Southern California Edison Co.	4.125%	3/1/48	1,500	1,510
	Southern California Edison Co.	4.875%	3/1/49	400	449
	Southern Co.	2.950%	7/1/23	525	532
	Southern Co.	3.250%	7/1/26	1,500	1,523
	Southern Co.	4.250%	7/1/36	575	590
	Southern Co.	4.400%	7/1/46	1,135	1,195
	Southern Power Co.	2.500%	12/15/21	300	300
	Southern Power Co.	4.150%	12/1/25	375	399

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Southern Power Co.	5.150%	9/15/41	685	748
Southern Power Co.	5.250%	7/15/43	500	552
Southern Power Co.	4.950%	12/15/46	300	321
Southwestern Electric Power Co.	2.750%	10/1/26	300	293
Southwestern Electric Power Co.	4.100%	9/15/28	550	593
Southwestern Electric Power Co.	3.900%	4/1/45	1,250	1,237
Southwestern Electric Power Co.	3.850%	2/1/48	1,575	1,550
Southwestern Public Service Co.	3.300%	6/15/24	1,100	1,142
Southwestern Public Service Co.	4.500%	8/15/41	350	390
Southwestern Public Service Co.	3.400%	8/15/46	1,450	1,399
Southwestern Public Service Co.	3.700%	8/15/47	550	555
Southwestern Public Service Co.	3.750%	6/15/49	250	252
Tampa Electric Co.	4.350%	5/15/44	250	270
Tampa Electric Co.	4.300%	6/15/48	300	325
Tampa Electric Co.	4.450%	6/15/49	700	784
Toledo Edison Co.	6.150%	5/15/37	250	320
Tucson Electric Power Co.	3.050%	3/15/25	200	202
Tucson Electric Power Co.	4.850%	12/1/48	500	580
UIL Holdings Corp.	4.625%	10/1/20	300	307
Union Electric Co.	3.500%	4/15/24	990	1,037
Union Electric Co.	2.950%	6/15/27	300	304
Union Electric Co.	3.500%	3/15/29	350	370
Union Electric Co.	3.900%	9/15/42	425	447
Union Electric Co.	3.650%	4/15/45	575	584
Union Electric Co.	4.000%	4/1/48	350	370
Virginia Electric & Power Co.	2.950%	1/15/22	750	761
Virginia Electric & Power Co.	3.450%	2/15/24	500	521
Virginia Electric & Power Co.	3.100%	5/15/25	500	514
Virginia Electric & Power Co.	2.950%	11/15/26	300	304
Virginia Electric & Power Co.	3.500%	3/15/27	1,250	1,316
Virginia Electric & Power Co.	3.800%	4/1/28	800	855
Virginia Electric & Power Co.	6.000%	1/15/36	450	569
Virginia Electric & Power Co.	6.000%	5/15/37	500	645
Virginia Electric & Power Co.	6.350%	11/30/37	375	502
Virginia Electric & Power Co.	8.875%	11/15/38	450	732
Virginia Electric & Power Co.	4.000%	1/15/43	700	735
Virginia Electric & Power Co.	4.450%	2/15/44	700	779
Virginia Electric & Power Co.	4.200%	5/15/45	255	273
Virginia Electric & Power Co.	4.000%	11/15/46	1,000	1,054
Virginia Electric & Power Co.	3.800%	9/15/47	425	436
Virginia Electric & Power Co.	4.600%	12/1/48	650	752
WEC Energy Group Inc.	3.550%	6/15/25	750	786
Westar Energy Inc.	2.550%	7/1/26	575	557
Westar Energy Inc.	3.100%	4/1/27	425	435
Westar Energy Inc.	4.125%	3/1/42	425	454
Westar Energy Inc.	4.100%	4/1/43	325	349
Westar Energy Inc.	4.250%	12/1/45	100	110
Wisconsin Electric Power Co.	2.950%	9/15/21	635	643
Wisconsin Electric Power Co.	5.625%	5/15/33	200	250
Wisconsin Electric Power Co.	4.300%	10/15/48	250	278
Wisconsin Power & Light Co.	6.375%	8/15/37	300	407
Wisconsin Public Service Corp.	3.350%	11/21/21	850	871
Wisconsin Public Service Corp.	3.671%	12/1/42	75	76
Xcel Energy Inc.	2.600%	3/15/22	275	277
Xcel Energy Inc.	3.300%	6/1/25	100	103
Xcel Energy Inc.	3.350%	12/1/26	275	282
Xcel Energy Inc.	4.000%	6/15/28	650	698
Xcel Energy Inc.	6.500%	7/1/36	610	796
Natural Gas (0.1%)
Atmos Energy Corp.	3.000%	6/15/27	375	382
Atmos Energy Corp.	5.500%	6/15/41	800	1,007
Atmos Energy Corp.	4.125%	10/15/44	500	545
Atmos Energy Corp.	4.125%	3/15/49	400	438

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CenterPoint Energy Resources Corp.	4.500%	1/15/21	265	272
CenterPoint Energy Resources Corp.	3.550%	4/1/23	250	257
CenterPoint Energy Resources Corp.	4.000%	4/1/28	450	478
CenterPoint Energy Resources Corp.	5.850%	1/15/41	675	830
CenterPoint Energy Resources Corp.	4.100%	9/1/47	250	254
KeySpan Corp.	5.803%	4/1/35	250	294
NiSource Finance Corp.	3.490%	5/15/27	1,100	1,135
NiSource Finance Corp.	5.950%	6/15/41	500	612
NiSource Finance Corp.	4.800%	2/15/44	200	220
NiSource Finance Corp.	5.650%	2/1/45	500	603
NiSource Finance Corp.	4.375%	5/15/47	1,175	1,244
NiSource Inc.	2.650%	11/17/22	300	302
NiSource Inc.	3.650%	6/15/23	300	310
ONE Gas Inc.	4.658%	2/1/44	507	588
ONE Gas Inc.	4.500%	11/1/48	400	454
Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	480	501
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	167
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	350	335
Sempra Energy	2.850%	11/15/20	1,225	1,230
Sempra Energy	2.900%	2/1/23	425	428
Sempra Energy	4.050%	12/1/23	775	815
Sempra Energy	3.750%	11/15/25	1,330	1,371
Sempra Energy	3.250%	6/15/27	575	574
Sempra Energy	3.400%	2/1/28	650	647
Sempra Energy	3.800%	2/1/38	850	821
Sempra Energy	6.000%	10/15/39	705	852
Sempra Energy	4.000%	2/1/48	675	659
Southern California Gas Co.	3.150%	9/15/24	425	439
Southern California Gas Co.	2.600%	6/15/26	725	712
Southern California Gas Co.	3.750%	9/15/42	300	303
Southern California Gas Co.	4.125%	6/1/48	325	346
Southern California Gas Co.	4.300%	1/15/49	500	545
Southern California Gas Co.	3.950%	2/15/50	300	310
Southern Co. Gas Capital Corp.	3.500%	9/15/21	1,000	1,022
Southern Co. Gas Capital Corp.	2.450%	10/1/23	75	74
Southern Co. Gas Capital Corp.	3.250%	6/15/26	375	378
Southern Co. Gas Capital Corp.	5.875%	3/15/41	125	152
Southern Co. Gas Capital Corp.	4.400%	6/1/43	125	131
Southern Co. Gas Capital Corp.	3.950%	10/1/46	450	443
Southern Co. Gas Capital Corp.	4.400%	5/30/47	500	528
Southwest Gas Corp.	3.700%	4/1/28	250	261
Southwest Gas Corp.	3.800%	9/29/46	250	244
Southwest Gas Corp.	4.150%	6/1/49	200	208
Washington Gas Light Co.	3.796%	9/15/46	350	349
Other Utility (0.0%)
American Water Capital Corp.	3.850%	3/1/24	1,545	1,623
American Water Capital Corp.	3.400%	3/1/25	450	467
American Water Capital Corp.	2.950%	9/1/27	1,025	1,031
American Water Capital Corp.	6.593%	10/15/37	700	950
American Water Capital Corp.	4.300%	12/1/42	125	135
American Water Capital Corp.	4.000%	12/1/46	500	517
American Water Capital Corp.	3.750%	9/1/47	475	478
American Water Capital Corp.	4.200%	9/1/48	450	485
American Water Capital Corp.	4.150%	6/1/49	400	429
Aqua America Inc.	3.566%	5/1/29	275	286
Aqua America Inc.	4.276%	5/1/49	375	404
Veolia Environnement SA	6.750%	6/1/38	325	428
				316,557
Total Corporate Bonds (Cost $4,183,675)				4,397,059
Sovereign Bonds (1.6%)
African Development Bank	2.625%	3/22/21	1,000	1,013
African Development Bank	1.250%	7/26/21	1,080	1,067

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
African Development Bank	2.375%	9/23/21	1,850	1,871
African Development Bank	2.125%	11/16/22	2,000	2,019
African Development Bank	3.000%	9/20/23	1,600	1,673
Asian Development Bank	2.250%	1/20/21	2,220	2,232
Asian Development Bank	1.625%	3/16/21	2,950	2,938
Asian Development Bank	1.750%	6/8/21	2,700	2,695
Asian Development Bank	2.000%	2/16/22	3,500	3,519
Asian Development Bank	1.875%	2/18/22	2,850	2,856
Asian Development Bank	1.875%	8/10/22	2,200	2,205
Asian Development Bank	1.750%	9/13/22	2,000	1,997
Asian Development Bank	2.750%	3/17/23	3,000	3,100
Asian Development Bank	2.625%	1/30/24	3,000	3,101
Asian Development Bank	2.000%	1/22/25	1,000	1,006
Asian Development Bank	2.000%	4/24/26	400	401
Asian Development Bank	2.625%	1/12/27	800	836
Asian Development Bank	2.500%	11/2/27	2,985	3,089
Asian Development Bank	2.750%	1/19/28	1,000	1,051
Asian Development Bank	3.125%	9/26/28	1,600	1,736
Asian Infrastructure Investment Bank	2.250%	5/16/24	800	812
Canada	2.625%	1/25/22	2,500	2,552
Canada	2.000%	11/15/22	860	866
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	3,100	3,123
CNOOC Finance 2013 Ltd.	4.250%	5/9/43	500	535
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	1,500	1,501
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	1,800	1,852
CNOOC Finance 2015 USA LLC	4.375%	5/2/28	2,000	2,172
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	1,000	1,061
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	400	471
Corp. Andina de Fomento	3.750%	11/23/23	1,250	1,305
Corp. Andina de Fomento	2.200%	7/18/20	1,515	1,509
Corp. Andina de Fomento	4.375%	6/15/22	1,140	1,199
Corp. Andina de Fomento	2.750%	1/6/23	1,465	1,471
Council Of Europe Development Bank	1.625%	3/16/21	600	597
Council Of Europe Development Bank	2.625%	2/13/23	1,900	1,950
Council Of Europe Development Bank	2.500%	2/27/24	50	51
Ecopetrol SA	5.875%	9/18/23	1,425	1,576
Ecopetrol SA	4.125%	1/16/25	1,475	1,527
Ecopetrol SA	5.375%	6/26/26	1,575	1,734
Ecopetrol SA	7.375%	9/18/43	700	898
Ecopetrol SA	5.875%	5/28/45	1,075	1,184
Emirates Telecommunications Group Co. PJSC	3.500%	6/18/24	200	205
Equinor ASA	2.900%	11/8/20	150	152
Equinor ASA	2.750%	11/10/21	900	912
Equinor ASA	3.150%	1/23/22	125	128
Equinor ASA	2.450%	1/17/23	2,960	2,985
Equinor ASA	2.650%	1/15/24	3,240	3,288
Equinor ASA	3.250%	11/10/24	550	574
Equinor ASA	3.625%	9/10/28	1,200	1,290
Equinor ASA	5.100%	8/17/40	300	371
Equinor ASA	4.250%	11/23/41	325	362
Equinor ASA	3.950%	5/15/43	175	188
Equinor ASA	4.800%	11/8/43	1,015	1,229
European Bank for Reconstruction & Development	2.000%	2/1/21	1,200	1,202
European Bank for Reconstruction & Development	1.875%	7/15/21	2,200	2,200
European Bank for Reconstruction & Development	1.500%	11/2/21	800	794
European Bank for Reconstruction & Development	1.875%	2/23/22	1,300	1,302
European Bank for Reconstruction & Development	2.750%	3/7/23	2,400	2,479
European Investment Bank	1.375%	6/15/20	3,100	3,080
European Investment Bank	1.625%	8/14/20	3,600	3,586
European Investment Bank	2.875%	9/15/20	4,490	4,538
European Investment Bank	1.625%	12/15/20	2,500	2,488
European Investment Bank	4.000%	2/16/21	4,000	4,134
European Investment Bank	2.000%	3/15/21	6,100	6,112
European Investment Bank	2.500%	4/15/21	3,650	3,690

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
European Investment Bank	1.375%	9/15/21	300	297
European Investment Bank	2.125%	10/15/21	350	352
European Investment Bank	2.875%	12/15/21	4,800	4,922
European Investment Bank	2.250%	3/15/22	2,800	2,834
European Investment Bank	2.625%	5/20/22	2,500	2,558
European Investment Bank	2.375%	6/15/22	4,130	4,198
European Investment Bank	2.250%	8/15/22	685	694
European Investment Bank	2.000%	12/15/22	7,525	7,572
European Investment Bank	2.500%	3/15/23	625	640
European Investment Bank	2.875%	8/15/23	3,300	3,434
European Investment Bank	3.125%	12/14/23	700	738
European Investment Bank	3.250%	1/29/24	3,210	3,405
European Investment Bank	2.625%	3/15/24	3,660	3,786
European Investment Bank	2.250%	6/24/24	1,500	1,527
European Investment Bank	1.875%	2/10/25	2,600	2,598
European Investment Bank	2.125%	4/13/26	1,000	1,011
European Investment Bank	2.375%	5/24/27	800	823
European Investment Bank	4.875%	2/15/36	1,200	1,579
Export Development Canada	2.000%	11/30/20	2,240	2,240
Export Development Canada	1.500%	5/26/21	1,625	1,613
Export Development Canada	1.375%	10/21/21	1,900	1,881
Export Development Canada	2.500%	1/24/23	60	61
Export Development Canada	2.750%	3/15/23	1,200	1,239
Export Development Canada	2.625%	2/21/24	800	824
Export-Import Bank of Korea	2.500%	11/1/20	700	702
Export-Import Bank of Korea	4.000%	1/29/21	1,000	1,025
Export-Import Bank of Korea	2.500%	5/10/21	1,000	1,002
Export-Import Bank of Korea	1.875%	10/21/21	1,000	991
Export-Import Bank of Korea	3.500%	11/27/21	300	308
Export-Import Bank of Korea	2.750%	1/25/22	1,500	1,515
Export-Import Bank of Korea	5.000%	4/11/22	1,475	1,578
Export-Import Bank of Korea	3.000%	11/1/22	1,000	1,021
Export-Import Bank of Korea	3.625%	11/27/23	600	631
Export-Import Bank of Korea	4.000%	1/14/24	2,100	2,241
Export-Import Bank of Korea	3.250%	11/10/25	300	313
Export-Import Bank of Korea	2.625%	5/26/26	600	593
FMS Wertmanagement AoeR	2.000%	8/1/22	4,040	4,059
Hydro-Quebec	8.400%	1/15/22	1,235	1,417
Hydro-Quebec	8.050%	7/7/24	1,175	1,487
Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	600	600
Industrial & Commercial Bank of China Ltd.	2.452%	10/20/21	350	348
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	750	769
Inter-American Development Bank	1.875%	6/16/20	1,600	1,597
Inter-American Development Bank	2.125%	11/9/20	1,515	1,519
Inter-American Development Bank	2.625%	4/19/21	3,000	3,041
Inter-American Development Bank	2.125%	1/18/22	3,000	3,023
Inter-American Development Bank	1.750%	4/14/22	3,500	3,494
Inter-American Development Bank	1.750%	9/14/22	3,300	3,293
Inter-American Development Bank	3.000%	9/26/22	3,300	3,420
Inter-American Development Bank	2.500%	1/18/23	5,025	5,141
Inter-American Development Bank	3.000%	2/21/24	3,700	3,884
Inter-American Development Bank	7.000%	6/15/25	250	314
Inter-American Development Bank	2.000%	6/2/26	1,915	1,917
Inter-American Development Bank	2.375%	7/7/27	800	820
Inter-American Development Bank	3.125%	9/18/28	2,200	2,387
Inter-American Development Bank	3.875%	10/28/41	1,600	1,912
Inter-American Development Bank	3.200%	8/7/42	50	54
Inter-American Development Bank	4.375%	1/24/44	450	579
International Bank for Reconstruction & Development	1.625%	9/4/20	4,435	4,418
International Bank for Reconstruction & Development	1.625%	3/9/21	600	597
International Bank for Reconstruction & Development	1.375%	5/24/21	4,000	3,965
International Bank for Reconstruction & Development	2.250%	6/24/21	1,700	1,713
International Bank for Reconstruction & Development	2.750%	7/23/21	2,100	2,139
International Bank for Reconstruction & Development	1.375%	9/20/21	4,500	4,457

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	International Bank for Reconstruction & Development	2.125%	12/13/21	1,130	1,138
	International Bank for Reconstruction & Development	2.000%	1/26/22	7,200	7,237
	International Bank for Reconstruction & Development	1.625%	2/10/22	2,025	2,016
	International Bank for Reconstruction & Development	2.125%	7/1/22	1,600	1,616
	International Bank for Reconstruction & Development	7.625%	1/19/23	25	30
	International Bank for Reconstruction & Development	1.875%	6/19/23	6,000	6,013
	International Bank for Reconstruction & Development	3.000%	9/27/23	5,750	6,026
	International Bank for Reconstruction & Development	2.500%	3/19/24	2,800	2,884
	International Bank for Reconstruction & Development	2.500%	11/25/24	4,500	4,648
	International Bank for Reconstruction & Development	2.500%	7/29/25	4,600	4,751
	International Bank for Reconstruction & Development	3.125%	11/20/25	2,000	2,144
	International Bank for Reconstruction & Development	4.750%	2/15/35	450	580
	International Finance Corp.	1.625%	7/16/20	1,500	1,496
	International Finance Corp.	2.250%	1/25/21	2,500	2,513
	International Finance Corp.	2.875%	7/31/23	1,400	1,457
	International Finance Corp.	2.125%	4/7/26	1,505	1,519
8	Japan Bank for International Cooperation	2.125%	7/21/20	1,270	1,270
8	Japan Bank for International Cooperation	2.125%	11/16/20	3,050	3,053
8	Japan Bank for International Cooperation	3.125%	7/20/21	250	256
8	Japan Bank for International Cooperation	1.500%	7/21/21	2,600	2,576
8	Japan Bank for International Cooperation	2.000%	11/4/21	700	699
8	Japan Bank for International Cooperation	2.500%	6/1/22	700	709
8	Japan Bank for International Cooperation	2.375%	7/21/22	1,000	1,010
8	Japan Bank for International Cooperation	2.375%	11/16/22	2,420	2,444
8	Japan Bank for International Cooperation	3.250%	7/20/23	625	653
8	Japan Bank for International Cooperation	3.375%	10/31/23	1,600	1,684
8	Japan Bank for International Cooperation	2.500%	5/23/24	400	407
8	Japan Bank for International Cooperation	3.000%	5/29/24	650	676
8	Japan Bank for International Cooperation	2.125%	2/10/25	2,400	2,392
8	Japan Bank for International Cooperation	2.500%	5/28/25	500	508
8	Japan Bank for International Cooperation	2.875%	6/1/27	1,500	1,557
8	Japan Bank for International Cooperation	2.875%	7/21/27	500	518
8	Japan Bank for International Cooperation	2.750%	11/16/27	3,700	3,801
8	Japan Bank for International Cooperation	3.250%	7/20/28	1,300	1,389
8	Japan Bank for International Cooperation	3.500%	10/31/28	1,500	1,636
8	Japan International Cooperation Agency	2.750%	4/27/27	700	716
8	Japan International Cooperation Agency	3.375%	6/12/28	550	590
9	KFW	1.875%	6/30/20	1,000	999
9	KFW	2.750%	7/15/20	3,200	3,224
9	KFW	2.750%	9/8/20	3,000	3,027
9	KFW	2.750%	10/1/20	3,200	3,231
9	KFW	1.875%	12/15/20	3,045	3,041
9	KFW	1.625%	3/15/21	2,800	2,789
9	KFW	2.375%	3/24/21	5,400	5,446
9	KFW	2.625%	4/12/21	2,600	2,634
9	KFW	1.500%	6/15/21	7,100	7,054
9	KFW	2.375%	8/25/21	2,710	2,742
9	KFW	1.750%	9/15/21	1,220	1,218
9	KFW	2.625%	1/25/22	2,500	2,551
9	KFW	2.125%	3/7/22	7,150	7,210
9	KFW	2.125%	6/15/22	6,400	6,457
9	KFW	2.000%	10/4/22	2,150	2,163
9	KFW	2.375%	12/29/22	5,100	5,197
9	KFW	2.125%	1/17/23	1,750	1,768
9	KFW	2.500%	11/20/24	5,300	5,468
9	KFW	2.000%	5/2/25	1,250	1,257
9	KFW	2.875%	4/3/28	2,100	2,232
9	KFW	0.000%	4/18/36	600	390
9	KFW	0.000%	6/29/37	1,700	1,071
	Korea Development Bank	4.625%	11/16/21	825	867
	Korea Development Bank	2.625%	2/27/22	1,300	1,311
	Korea Development Bank	3.000%	9/14/22	1,500	1,529
	Korea Development Bank	3.375%	3/12/23	3,200	3,315
	Korea Development Bank	2.750%	3/19/23	600	608

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Korea Development Bank	3.750%	1/22/24	1,500	1,588
9	Kreditanstalt fuer Wiederaufbau	2.500%	2/15/22	3,800	3,866
9	Landwirtschaftliche Rentenbank	2.250%	10/1/21	975	983
9	Landwirtschaftliche Rentenbank	2.000%	12/6/21	1,175	1,179
9	Landwirtschaftliche Rentenbank	3.125%	11/14/23	1,300	1,368
9	Landwirtschaftliche Rentenbank	2.000%	1/13/25	2,500	2,511
9	Landwirtschaftliche Rentenbank	2.375%	6/10/25	975	999
9	Landwirtschaftliche Rentenbank	1.750%	7/27/26	825	811
9	Landwirtschaftliche Rentenbank	2.500%	11/15/27	1,595	1,645
	Nexen Energy ULC	7.875%	3/15/32	250	361
	Nexen Energy ULC	5.875%	3/10/35	410	511
	Nexen Energy ULC	6.400%	5/15/37	800	1,065
	Nexen Energy ULC	7.500%	7/30/39	625	945
	Nordic Investment Bank	1.625%	11/20/20	1,600	1,593
	Nordic Investment Bank	2.250%	2/1/21	1,000	1,005
	Nordic Investment Bank	2.125%	2/1/22	1,500	1,512
	Nordic Investment Bank	2.875%	7/19/23	950	988
	Nordic Investment Bank	2.250%	5/21/24	600	611
	North American Development Bank	2.400%	10/26/22	350	351
10	Oesterreichische Kontrollbank AG	1.500%	10/21/20	1,885	1,872
10	Oesterreichische Kontrollbank AG	1.875%	1/20/21	800	799
10	Oesterreichische Kontrollbank AG	2.875%	9/7/21	600	613
10	Oesterreichische Kontrollbank AG	2.375%	10/1/21	1,000	1,011
10	Oesterreichische Kontrollbank AG	2.625%	1/31/22	400	408
10	Oesterreichische Kontrollbank AG	3.125%	11/7/23	600	630
4	Oriental Republic of Uruguay	8.000%	11/18/22	325	366
4	Oriental Republic of Uruguay	4.500%	8/14/24	1,129	1,205
4	Oriental Republic of Uruguay	4.375%	10/27/27	1,175	1,269
4	Oriental Republic of Uruguay	4.375%	1/23/31	1,940	2,100
4	Oriental Republic of Uruguay	7.625%	3/21/36	885	1,259
4	Oriental Republic of Uruguay	4.125%	11/20/45	1,029	1,048
4	Oriental Republic of Uruguay	5.100%	6/18/50	3,015	3,392
4	Oriental Republic of Uruguay	4.975%	4/20/55	800	882
	Petroleos Mexicanos	5.500%	1/21/21	2,580	2,613
	Petroleos Mexicanos	6.375%	2/4/21	929	953
	Petroleos Mexicanos	4.875%	1/24/22	3,515	3,500
	Petroleos Mexicanos	5.375%	3/13/22	1,810	1,819
	Petroleos Mexicanos	3.500%	1/30/23	1,350	1,282
	Petroleos Mexicanos	4.625%	9/21/23	1,121	1,096
	Petroleos Mexicanos	4.875%	1/18/24	1,750	1,713
4	Petroleos Mexicanos	2.290%	2/15/24	100	100
	Petroleos Mexicanos	4.250%	1/15/25	450	416
	Petroleos Mexicanos	2.378%	4/15/25	120	121
	Petroleos Mexicanos	4.500%	1/23/26	250	228
	Petroleos Mexicanos	6.875%	8/4/26	2,116	2,138
	Petroleos Mexicanos	6.500%	3/13/27	5,456	5,395
	Petroleos Mexicanos	5.350%	2/12/28	3,017	2,739
	Petroleos Mexicanos	6.500%	1/23/29	2,100	2,032
	Petroleos Mexicanos	6.625%	6/15/35	1,000	924
	Petroleos Mexicanos	6.625%	6/15/38	965	858
	Petroleos Mexicanos	6.500%	6/2/41	790	700
	Petroleos Mexicanos	5.500%	6/27/44	579	464
	Petroleos Mexicanos	6.375%	1/23/45	1,675	1,439
	Petroleos Mexicanos	5.625%	1/23/46	1,583	1,275
	Petroleos Mexicanos	6.750%	9/21/47	5,780	5,142
	Petroleos Mexicanos	6.350%	2/12/48	3,830	3,288
	Province of Alberta	2.200%	7/26/22	2,000	2,012
	Province of Alberta	3.350%	11/1/23	1,700	1,791
	Province of Alberta	2.950%	1/23/24	600	619
	Province of Alberta	3.300%	3/15/28	1,100	1,177
	Province of British Columbia	2.650%	9/22/21	500	508
	Province of British Columbia	2.000%	10/23/22	300	301
	Province of British Columbia	2.250%	6/2/26	1,500	1,511
	Province of Manitoba	2.100%	9/6/22	300	301

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Province of Manitoba	2.600%	4/16/24	1,250	1,280
	Province of Manitoba	3.050%	5/14/24	500	523
	Province of Manitoba	2.125%	6/22/26	850	842
	Province of New Brunswick	2.500%	12/12/22	400	406
	Province of New Brunswick	3.625%	2/24/28	500	544
	Province of Ontario	2.550%	2/12/21	6,700	6,758
	Province of Ontario	2.400%	2/8/22	700	708
	Province of Ontario	2.550%	4/25/22	1,000	1,016
	Province of Ontario	2.250%	5/18/22	2,900	2,925
	Province of Ontario	2.450%	6/29/22	100	101
	Province of Ontario	2.200%	10/3/22	500	504
	Province of Ontario	3.400%	10/17/23	3,130	3,301
	Province of Ontario	3.050%	1/29/24	2,000	2,073
	Province of Ontario	3.200%	5/16/24	1,000	1,052
	Province of Ontario	2.500%	4/27/26	1,000	1,017
	Province of Ontario	2.300%	6/15/26	2,000	2,008
	Province of Quebec	3.500%	7/29/20	1,530	1,553
	Province of Quebec	2.750%	8/25/21	1,375	1,396
	Province of Quebec	2.375%	1/31/22	500	506
	Province of Quebec	2.625%	2/13/23	2,050	2,091
	Province of Quebec	7.125%	2/9/24	3,050	3,699
	Province of Quebec	2.875%	10/16/24	700	724
	Province of Quebec	2.500%	4/20/26	700	715
	Province of Quebec	2.750%	4/12/27	3,250	3,345
	Province of Quebec	7.500%	9/15/29	1,075	1,551
	Republic of Chile	3.875%	8/5/20	200	204
	Republic of Chile	3.250%	9/14/21	285	292
	Republic of Chile	2.250%	10/30/22	225	226
	Republic of Chile	3.125%	3/27/25	200	208
	Republic of Chile	3.125%	1/21/26	710	739
4	Republic of Chile	3.240%	2/6/28	3,110	3,258
	Republic of Chile	3.860%	6/21/47	1,075	1,161
4	Republic of Chile	3.500%	1/25/50	200	202
	Republic of Colombia	4.375%	7/12/21	1,330	1,377
4	Republic of Colombia	2.625%	3/15/23	2,250	2,243
	Republic of Colombia	4.000%	2/26/24	1,690	1,768
	Republic of Colombia	8.125%	5/21/24	400	493
4	Republic of Colombia	4.500%	1/28/26	919	993
4	Republic of Colombia	3.875%	4/25/27	2,800	2,918
4	Republic of Colombia	4.500%	3/15/29	3,100	3,387
	Republic of Colombia	10.375%	1/28/33	500	783
	Republic of Colombia	7.375%	9/18/37	1,000	1,358
	Republic of Colombia	6.125%	1/18/41	600	742
4	Republic of Colombia	5.625%	2/26/44	1,533	1,813
4	Republic of Colombia	5.000%	6/15/45	4,544	5,015
	Republic of Colombia	5.200%	5/15/49	1,600	1,816
	Republic of Hungary	6.375%	3/29/21	4,530	4,841
	Republic of Hungary	5.375%	2/21/23	2,000	2,203
	Republic of Hungary	5.750%	11/22/23	1,000	1,134
	Republic of Hungary	5.375%	3/25/24	1,600	1,803
	Republic of Hungary	7.625%	3/29/41	950	1,522
	Republic of Indonesia	2.950%	1/11/23	350	352
	Republic of Indonesia	4.450%	2/11/24	300	318
	Republic of Indonesia	3.850%	7/18/27	200	207
	Republic of Indonesia	3.500%	1/11/28	1,300	1,305
	Republic of Indonesia	4.100%	4/24/28	800	844
	Republic of Indonesia	4.750%	2/11/29	400	443
	Republic of Indonesia	3.400%	9/18/29	200	200
7	Republic of Indonesia	4.750%	7/18/47	300	323
	Republic of Indonesia	4.350%	1/11/48	1,150	1,186
	Republic of Indonesia	5.350%	2/11/49	900	1,072
	Republic of Italy	6.875%	9/27/23	2,300	2,597
	Republic of Italy	5.375%	6/15/33	1,625	1,772
	Republic of Korea	2.750%	1/19/27	3,800	3,858

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Republic of Korea	4.125%	6/10/44	305	356
	Republic of Korea	3.875%	9/20/48	390	444
4	Republic of Panama	4.000%	9/22/24	600	638
4	Republic of Panama	3.750%	3/16/25	1,450	1,528
	Republic of Panama	8.875%	9/30/27	368	521
4	Republic of Panama	3.875%	3/17/28	2,480	2,648
	Republic of Panama	9.375%	4/1/29	870	1,303
4	Republic of Panama	6.700%	1/26/36	2,084	2,837
4	Republic of Panama	4.500%	4/16/50	2,110	2,369
4	Republic of Panama	4.300%	4/29/53	450	495
	Republic of Peru	2.844%	6/20/30	700	702
	Republic of Peru	8.750%	11/21/33	2,735	4,415
4	Republic of Peru	6.550%	3/14/37	600	845
	Republic of Peru	5.625%	11/18/50	2,450	3,370
	Republic of Poland	5.125%	4/21/21	1,475	1,551
	Republic of Poland	5.000%	3/23/22	1,415	1,519
	Republic of Poland	3.000%	3/17/23	3,100	3,181
	Republic of Poland	4.000%	1/22/24	1,625	1,747
	Republic of Poland	3.250%	4/6/26	150	159
	Republic of the Philippines	4.000%	1/15/21	2,225	2,280
	Republic of the Philippines	4.200%	1/21/24	1,400	1,506
	Republic of the Philippines	9.500%	10/21/24	550	739
	Republic of the Philippines	10.625%	3/16/25	425	608
	Republic of the Philippines	5.500%	3/30/26	1,500	1,764
	Republic of the Philippines	3.000%	2/1/28	1,800	1,846
	Republic of the Philippines	3.750%	1/14/29	1,000	1,086
	Republic of the Philippines	9.500%	2/2/30	1,525	2,434
	Republic of the Philippines	7.750%	1/14/31	775	1,139
	Republic of the Philippines	6.375%	1/15/32	600	809
	Republic of the Philippines	6.375%	10/23/34	3,175	4,421
	Republic of the Philippines	5.000%	1/13/37	400	501
	Republic of the Philippines	3.950%	1/20/40	700	778
	Republic of the Philippines	3.700%	3/1/41	2,834	3,068
	Republic of the Philippines	3.700%	2/2/42	850	920
	State of Israel	4.000%	6/30/22	900	948
	State of Israel	3.150%	6/30/23	1,100	1,140
	State of Israel	2.875%	3/16/26	1,100	1,136
	State of Israel	3.250%	1/17/28	1,000	1,057
	State of Israel	4.500%	1/30/43	900	1,032
	State of Israel	4.125%	1/17/48	1,300	1,425
	Svensk Exportkredit AB	1.875%	6/23/20	600	599
	Svensk Exportkredit AB	2.750%	10/7/20	2,325	2,346
	Svensk Exportkredit AB	1.750%	3/10/21	800	797
	Svensk Exportkredit AB	2.375%	4/9/21	400	403
	Svensk Exportkredit AB	2.875%	5/22/21	500	509
	Svensk Exportkredit AB	3.125%	11/8/21	500	514
	Svensk Exportkredit AB	2.000%	8/30/22	1,775	1,780
	Svensk Exportkredit AB	2.875%	3/14/23	1,400	1,448
	Syngenta Finance NV	3.125%	3/28/22	450	449
	United Mexican States	3.500%	1/21/21	290	294
	United Mexican States	3.625%	3/15/22	1,845	1,888
	United Mexican States	4.000%	10/2/23	269	280
	United Mexican States	3.600%	1/30/25	2,270	2,321
	United Mexican States	4.125%	1/21/26	3,468	3,628
	United Mexican States	4.150%	3/28/27	3,920	4,100
	United Mexican States	3.750%	1/11/28	1,375	1,399
	United Mexican States	4.500%	4/22/29	3,300	3,536
	United Mexican States	8.300%	8/15/31	1,000	1,404
	United Mexican States	6.050%	1/11/40	2,321	2,769
	United Mexican States	4.750%	3/8/44	4,322	4,505
	United Mexican States	5.550%	1/21/45	1,000	1,164
	United Mexican States	4.600%	1/23/46	2,330	2,379
	United Mexican States	4.350%	1/15/47	1,980	1,965
	United Mexican States	4.600%	2/10/48	2,110	2,176

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United Mexican States	5.750%	10/12/10	2,964	3,234
Total Sovereign Bonds (Cost $668,099)				690,128
Taxable Municipal Bonds (0.3%)
Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	270	276
Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	100	155
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	225	317
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	7.834%	2/15/41	100	159
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.053%	2/15/43	50	69
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.939%	2/15/47	925	1,252
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.270%	2/15/50	160	215
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	8.084%	2/15/50	175	304
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	175	252
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	985	1,477
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	125	202
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	1,210	1,958
California Department of Water Resources Power Supply Revenue	2.000%	5/1/22	1,000	1,001
California GO	2.800%	4/1/21	425	432
California GO	5.700%	11/1/21	1,000	1,086
California GO	2.367%	4/1/22	600	607
California GO	3.375%	4/1/25	400	426
California GO	3.500%	4/1/28	400	432
California GO	4.500%	4/1/33	850	961
California GO	7.500%	4/1/34	2,270	3,426
California GO	4.600%	4/1/38	1,350	1,474
California GO	7.550%	4/1/39	2,005	3,174
California GO	7.300%	10/1/39	850	1,278
California GO	7.350%	11/1/39	1,725	2,608
California GO	7.625%	3/1/40	1,100	1,736
California GO	7.600%	11/1/40	350	568
California State University Systemwide Revenue	3.899%	11/1/47	250	271
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	132
Chicago IL GO	7.045%	1/1/29	200	222
Chicago IL GO	7.375%	1/1/33	550	654
Chicago IL GO	6.314%	1/1/44	350	378
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	500	648
Chicago IL O’Hare International Airport Revenue	6.395%	1/1/40	405	573
Chicago IL O’Hare International Airport Revenue	4.472%	1/1/49	325	381
Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/40	200	261
Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	765	1,033
Clark County NV Airport System Revenue	6.881%	7/1/42	75	75
Clark County NV Airport System Revenue	6.820%	7/1/45	325	510
Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	225	236
Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	500	526
Connecticut GO	5.090%	10/1/30	575	663

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Connecticut GO	5.850%	3/15/32	610	785
Cook County IL GO	6.229%	11/15/34	400	534
Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	131
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	282
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	96
Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	1,220	1,690
Dallas TX Independent School District GO	6.450%	2/15/35	150	160
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	63
District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	1,025	1,311
East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	250	340
Florida Board of Administration Finance Corp. Revenue	2.638%	7/1/21	500	504
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	2.995%	7/1/20	1,900	1,912
George Washington University District of Columbia GO	4.300%	9/15/44	400	454
George Washington University District of Columbia GO	4.126%	9/15/48	675	757
Georgetown University District of Columbia GO	4.315%	4/1/49	278	322
Georgetown University District of Columbia GO	5.215%	10/1/18	243	302
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	607	729
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	1,141	1,491
Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	149	189
Houston TX GO	6.290%	3/1/32	835	1,024
Illinois GO	4.950%	6/1/23	1,265	1,325
Illinois GO	5.100%	6/1/33	4,520	4,760
Illinois GO	6.630%	2/1/35	480	554
Illinois GO	6.725%	4/1/35	475	549
Illinois GO	7.350%	7/1/35	1,100	1,297
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	350	471
JobsOhio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	375	408
JobsOhio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	225	264
Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	150	174
Los Angeles CA Community College District GO	6.750%	8/1/49	235	372
Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	100	134
Los Angeles CA Department of Water & Power Revenue	6.166%	7/1/40	100	104
Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	410	623
Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	500	787
Los Angeles CA Unified School District GO	5.750%	7/1/34	1,560	1,991
Los Angeles CA Unified School District GO	6.758%	7/1/34	100	137
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	400	519
Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	50	78
Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	100	133
Massachusetts GO	4.200%	12/1/21	1,375	1,423
Massachusetts GO	5.456%	12/1/39	845	1,078
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	500	654
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	66
Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	100	142
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	575	911

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	575	614
	Michigan State University Revenue	4.496%	8/15/48	200	218
	Mississippi GO	5.245%	11/1/34	250	305
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	350	368
11	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	1,435	1,813
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	460	529
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.104%	12/15/28	1,150	1,197
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	450	608
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	580
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	1,905	2,867
	New York City NY GO	6.246%	6/1/35	100	103
	New York City NY GO	5.517%	10/1/37	400	519
	New York City NY GO	6.271%	12/1/37	700	974
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	100	140
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.790%	6/15/41	150	155
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	100	140
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	75	107
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	530	706
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	1,210	1,709
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	300	374
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	150	192
	New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	625	794
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,525	2,335
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.871%	11/15/39	100	129
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	95	118
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	450	546
	New York State Urban Development Corp. Revenue(Personal Income Tax)	3.900%	3/15/33	300	322
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	700	1,086
	NYU Langone Hospitals	5.750%	7/1/43	375	509
	Ohio State University General Receipts Revenue	4.910%	6/1/40	175	217
	Ohio State University General Receipts Revenue	3.798%	12/1/46	100	109
	Ohio State University General Receipts Revenue	4.800%	6/1/11	615	756
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	100	117
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	225	297
	Oregon GO	5.762%	6/1/23	338	369
	Oregon GO	5.892%	6/1/27	375	453
12	Oregon School Boards Association GO	5.528%	6/30/28	125	148
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	9/15/27	250	287
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	375	494
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	125	163
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	800	1,058

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	975	1,245
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	375	415
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	175	197
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	535	674
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	1,780	2,130
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	550	686
	President & Fellows of Harvard College Massachusetts	4.875%	10/15/40	275	340
	President & Fellows of Harvard College Massachusetts	3.150%	7/15/46	400	399
	Princeton University New Jersey	5.700%	3/1/39	800	1,078
	Regents of the University of California Revenue	3.063%	7/1/25	400	415
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	150	214
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	325	422
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	350	339
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	250	246
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	400	455
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	370	458
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	225	304
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	500	687
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	450	519
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,000	1,420
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	500	770
	San Jose CA Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	375	386
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	645	795
	South Carolina Public Service Authority Revenue	2.388%	12/1/23	250	248
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	475	708
	Texas GO	5.517%	4/1/39	660	876
	Texas Transportation Commission Revenue	5.178%	4/1/30	275	332
	Texas Transportation Commission Revenue	4.681%	4/1/40	100	120
	University of California Regents Medical Center Revenue	6.548%	5/15/48	1,550	2,225
	University of California Regents Medical Center Revenue	6.583%	5/15/49	125	179
	University of California Revenue	4.601%	5/15/31	500	571
	University of California Revenue	5.770%	5/15/43	410	539
	University of California Revenue	5.946%	5/15/45	275	368
	University of California Revenue	4.858%	5/15/12	330	401
	University of California Revenue	4.767%	5/15/15	50	59
	University of Southern California	5.250%	10/1/11	275	375
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	400	412
	University of Texas Revenue	3.354%	8/15/47	200	203
	University of Texas System Revenue Financing System Revenue	6.276%	8/15/41	75	75
	University of Texas System Revenue Financing System Revenue	4.794%	8/15/46	100	122
	University of Virginia Revenue	4.179%	9/1/17	250	283
	Utah GO	4.554%	7/1/24	125	133
	Utah GO	3.539%	7/1/25	340	356
	Washington GO	5.140%	8/1/40	480	604
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	1,000	1,062
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	300	314
12	Wisconsin GO	5.700%	5/1/26	300	343
Total Taxable Municipal Bonds (Cost $99,937)					114,465

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

				Shares
Preferred Stocks (0.0%)
*	Air T Funding Pfd. (Cost $1)			421	1

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Temporary Cash Investments (1.3%)[1]
U.S. Government and Agency Obligations (0.0%)
13	United States Treasury Bill	2.450%	9/5/19	12,000	11,954

				Shares
Money Market Fund (1.3%)
14,15	Vanguard Market Liquidity Fund	2.499%		5,181,474	518,251
Total Temporary Cash Investments (Cost $530,145)					530,205
Total Investments (100.9%) (Cost $27,736,930)					42,333,393
Conventional Mortgage-Backed Securities – Liability for Sale Commitments (0.0%)
4	UMBS TBA	2.500%	7/1/34	(15,325)	(15,428)
Total Conventional Mortgage-Backed Securities – Liability for Sale Commitments (Proceeds $15,380)					(15,428)
Other Assets and Liabilities—Net (-0.9%)					(362,975)
Net Assets (100%)					41,954,990

^                  Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $88,363,000.

*                   Non-income-producing security.

§                 Security value determined using significant unobservable inputs.

1                 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 60.1% and 1.1%, respectively, of net assets.

2                 U.S. government-guaranteed.

3                 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it re0ceives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

4                 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

5                 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2019.

6                 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

7                 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate value of these securities was $105,989,000, representing 0.3% of net assets.

8                 Guaranteed by the Government of Japan.

9                 Guaranteed by the Federal Republic of Germany.

10          Guaranteed by the Republic of Austria.

11          Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.

12          Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).

13          Securities with a value of $2,914,000 have been segregated as initial margin for open futures contracts.

14          Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

15          Includes $92,773,000 of collateral received for securities on loan.

CMT—Constant Maturing Treasury Rate.

CVR—Contingent Value Rights.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

Vanguard® Balanced Index Fund

Schedule of Investments

June 30, 2019

REIT—Real Estate Investment Trust.

TBA—To Be Announced.

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© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA022 082019

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)     Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  August 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 16, 2019

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 16, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216, Incorporated by Reference.